                                                     REGISTRATION NO. 333-17671
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                        POST-EFFECTIVE AMENDMENT NO. 33
                                      TO
                                   FORM S-6

                               -----------------

             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
        SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               -----------------

                              SEPARATE ACCOUNT FP
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                             (EXACT NAME OF TRUST)

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                               -----------------

                                                    MARK PEARSON,
                                               CHIEF EXECUTIVE OFFICER
                                        AXA EQUITABLE LIFE INSURANCE COMPANY
      1290 AVENUE OF THE AMERICAS            1290 AVENUE OF THE AMERICAS
       NEW YORK, NEW YORK 10104               NEW YORK, NEW YORK 10104
   (ADDRESS OF DEPOSITOR'S PRINCIPAL         (NAME AND ADDRESS OF AGENT
          EXECUTIVE OFFICES)                        FOR SERVICE)

                               -----------------

             TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10104

                               -----------------

Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):
    [X]immediately upon filing pursuant to paragraph (b) of Rule 485
    [_]on (date) pursuant to paragraph (b) of Rule 485
    [_]60 days after filing pursuant to paragraph (a) of Rule 485
    [_]on (date) pursuant to paragraph (a) of Rule 485

================================================================================

                                     NOTE

Registrant is filing this Post-Effective Amendment No. 33 to the Form S-6 Registration Statement No. 333-17671 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP for the purposes of including in the Registration Statement a revised Prospectus supplement, and Part II.

AXA Equitable Life Insurance Company
Variable Life Insurance Policies


PROSPECTUS SUPPLEMENT DATED MAY 1, 2017, SUPPLEMENTED DECEMBER 21, 2017


..   INCENTIVE LIFE(R)                  .   INCENTIVE LIFE(R) 2000
..   INCENTIVE LIFE PLUS(R)             .   CHAMPION 2000
..   SPECIAL OFFER POLICY

--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)ABOUT THE PORTFOLIOS OF THE TRUSTS.

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

             Copyright 2017 AXA Equitable Life Insurance Company.
                             All rights reserved.


                                                                        #494713

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                            INVESTMENT MANAGER
 TRUST PORTFOLIO                                                            (OR SUB-ADVISER(S),        VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)             MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE           A        Seeks to achieve long-term capital        AXA Equitable Funds        (check mark)
  ALLOCATION                      appreciation.                                Management Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE         A        Seeks to achieve a high level of current  AXA Equitable Funds        (check mark)
  ALLOCATION                      income.                                      Management Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA                      A        Seeks to achieve current income and       AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS               growth of capital, with a greater            Management Group, LLC
  ALLOCATION                      emphasis on current income.
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER
 TRUST PORTFOLIO                                                               (OR SUB-ADVISER(S),        VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)             MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE             A        Seeks to achieve long-term capital           AXA Equitable Funds        (check mark)
  ALLOCATION                      appreciation and current income.                Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS        A        Seeks to achieve long-term capital           AXA Equitable Funds        (check mark)
  ALLOCATION                      appreciation and current income, with a         Management Group, LLC
                                  greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/              A        Seeks to achieve high total return through   AXA Equitable Funds
  MULTI-SECTOR BOND               a combination of current income and             Management Group, LLC
                                  capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of         AXA Equitable Funds
  CAP GROWTH                      capital.                                        Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of         AXA Equitable Funds
  CAP VALUE                       capital.                                        Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------
TARGET 2025              B        Seeks the highest total return over time     AXA Equitable Funds
  ALLOCATION                      consistent with its asset mix. Total return     Management Group, LLC
                                  includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------------
TARGET 2035              B        Seeks the highest total return over time     AXA Equitable Funds
  ALLOCATION                      consistent with its asset mix. Total return     Management Group, LLC
                                  includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------------
TARGET 2045              B        Seeks the highest total return over time     AXA Equitable Funds
  ALLOCATION                      consistent with its asset mix. Total return     Management Group, LLC
                                  includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------------
TARGET 2055              B        Seeks the highest total return over time     AXA Equitable Funds
  ALLOCATION                      consistent with its asset mix. Total return     Management Group, LLC
                                  includes capital growth and income.

------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                INVESTMENT MANAGER
 TRUST PORTFOLIO                                                            (OR SUB-ADVISER(S),        VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)             MANAGEMENT
------------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE      IB       Seeks a high level of total return.       AXA Equitable Funds
  SECURITIES/(1)/                                                              Management Group, LLC
                                                                            Palisade Capital
                                                                               Management, L.L.C.
------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE       IB       Seeks long-term capital appreciation and  AXA Equitable Funds
  DYNAMIC                         current income, with a greater emphasis      Management Group, LLC
  ALLOCATION/(**)/                on current income.                        DoubleLine Capital LP
------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE       IB       Seeks to maximize current income and      DoubleLine Capital LP
  OPPORTUNISTIC                   total return.
  BOND/(+)/
------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY           IA       Seeks a combination of growth and         Boston Advisors, LLC
  INCOME/(2)/                     income to achieve an above-average and
                                  consistent total return.
------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO            IB       Seeks to achieve capital appreciation.    GAMCO Asset
  MERGERS &                                                                    Management, Inc.
  ACQUISITIONS/(3)/
------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL      IB       Seeks to maximize capital appreciation.   GAMCO Asset
  COMPANY VALUE/(4)/                                                           Management, Inc.
------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA        IB       Seeks to achieve long-term capital        AXA Rosenberg
  EQUITY/(5)/                     appreciation.                                Management, LLC
------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY         IB       Seeks to track the investment results of  BlackRock Investment
  RESPONSIBLE                     the MSCI KLD 400 Social Index.               Management, LLC
------------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and  AXA Equitable Funds
  AGGRESSIVE -                    current income, with a greater emphasis      Management Group, LLC
  ALT 25/(++)/                    on capital appreciation.
------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -       IB       Seeks long-term capital appreciation and  AXA Equitable Funds
  ALT 20                          current income.                              Management Group, LLC
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                 INVESTMENT MANAGER
 TRUST PORTFOLIO                                                             (OR SUB-ADVISER(S),         VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)              MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED          IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.      (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED          IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.      (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED         IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.      (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP         IA       Seeks to achieve long-term growth of       AllianceBernstein L.P.
  GROWTH                          capital.                                   AXA Equitable Funds
                                                                                Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE          IB       Seeks to achieve long-term capital         ClearBridge Investments,
  LARGE CAP GROWTH                growth.                                       LLC
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY        IB       Seeks to achieve long-term capital         AXA Equitable Funds         (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on risk-        Management Group, LLC
                                  adjusted returns and managing volatility   BlackRock Investment
                                  in the Portfolio.                             Management, LLC
                                                                             Morgan Stanley Investment
                                                                                Management Inc.
                                                                             OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of       AXA Equitable Funds         (check mark)
  CORE MANAGED                    capital with an emphasis on risk-adjusted     Management Group, LLC
  VOLATILITY                      returns and managing volatility in the     BlackRock Investment
                                  Portfolio.                                    Management, LLC
                                                                             EARNEST Partners, LLC
                                                                             Massachusetts Financial
                                                                                Services Company d/b/a
                                                                                MFS Investment
                                                                                Management
                                                                             Federated Global
                                                                                Investment Management
                                                                                Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.      (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to provide current income and long-  AXA Equitable Funds         (check mark)
  VALUE MANAGED                   term growth of income, accompanied by         Management Group, LLC
  VOLATILITY                      growth of capital with an emphasis on      BlackRock Investment
                                  risk-adjusted returns and managing            Management, LLC
                                  volatility in the Portfolio.               Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE     IA       Seeks to achieve capital growth.           Janus Capital Management
                                                                                LLC
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER
 TRUST PORTFOLIO                                                              (OR SUB-ADVISER(S),         VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)              MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE       IB       Seeks to achieve long-term growth of        AXA Equitable Funds         (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted      Management Group, LLC
                                  returns and managing volatility in the      BlackRock Investment
                                  Portfolio.                                     Management, LLC
                                                                              Capital Guardian Trust
                                                                                 Company
                                                                              Vaughan Nelson
                                                                                 Investment Management
                                                                              Thornburg Investment
                                                                                 Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP            IB       Seeks to provide long-term capital growth   AXA Equitable Funds         (check mark)
  GROWTH MANAGED                  with an emphasis on risk-adjusted returns      Management Group, LLC
  VOLATILITY                      and managing volatility in the Portfolio.   BlackRock Investment
                                                                                 Management, LLC
                                                                              HS Management Partners,
                                                                                 LLC
                                                                              Loomis, Sayles &
                                                                                 Company, L.P.
                                                                              Polen Capital
                                                                                 Management, LLC
                                                                              T. Rowe Price Associates,
                                                                                 Inc.
-----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE      IA       Seeks to achieve long-term growth of        AllianceBernstein L.P.      (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted   AXA Equitable Funds
                                  returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                  BlackRock Investment
                                                                                 Management, LLC
                                                                              Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment
                                                                                 Management
-----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES        IA       Seeks to achieve capital appreciation.      Loomis, Sayles & Company,
  GROWTH                                                                         L.P.
-----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE        IA       Seeks to achieve long-term capital          AXA Equitable Funds         (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on risk          Management Group, LLC
                                  adjusted returns and managing volatility    BlackRock Investment
                                  in the Portfolio.                              Management, LLC
                                                                              Diamond Hill Capital
                                                                                 Management, Inc.
                                                                              Wellington Management
                                                                                 Company, LLP
-----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC       IB       Seeks to achieve capital appreciation and   BlackRock Investment
  VALUE EQUITY                    secondarily, income.                           Management, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN      IB       Seeks to achieve long-term growth of        Capital Guardian Trust
  RESEARCH                        capital.                                       Company
-----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK          IA       Seeks to achieve a total return before      AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 3000(R)
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 3000(R) Index.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                   INVESTMENT MANAGER
 TRUST PORTFOLIO                                                               (OR SUB-ADVISER(S),             VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)                  MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX       IA       Seeks to achieve a total return before       SSgA Funds Management,
                                  expenses that approximates the total            Inc.
                                  return performance of the Barclays
                                  Intermediate U.S. Government/Credit Bond
                                  Index, including reinvestment of dividends,
                                  at a risk level consistent with that of the
                                  Barclays Intermediate U.S. Government/
                                  Credit Bond Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IA       Seeks to achieve a total return before       AllianceBernstein L.P.
                                  expenses that approximates the total
                                  return performance of the Standard &
                                  Poor's 500 Composite Stock Price Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Standard & Poor's 500 Composite Stock
                                  Price Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS      IA       Seeks to achieve capital growth and          AXA Equitable Funds
                                  current income.                                 Management Group, LLC
                                                                               BlackRock Investment
                                                                                  Management, LLC
                                                                               First International Advisors,
                                                                                  LLC
                                                                               Wells Capital Management,
                                                                                  Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IA       Seeks to achieve a total return before       AXA Equitable Funds
  GOVERNMENT BOND                 expenses that approximates the total return     Management Group, LLC
                                  performance of the Barclays U.S.             SSgA Funds Management,
                                  Intermediate Government Bond Index,             Inc.
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Barclays U.S. Intermediate Government
                                  Bond Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before      AllianceBernstein L.P.
  EQUITY INDEX                    expenses) that approximates the total
                                  return performance of a composite index
                                  comprised of 40% DJ Euro STOXX 50
                                  Index, 25% FTSE 100 Index, 25% TOPIX
                                  Index, and 10% S&P/ASX 200 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK      IA       Seeks to achieve capital growth and          Invesco Advisers, Inc.
                                  income.
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE        IB       Seeks to achieve long-term capital           J.P. Morgan Investment
  OPPORTUNITIES                   appreciation.                                   Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to achieve a total return before       AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000(R)
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve a total return before       SSgA Funds Management,
  INDEX                           expenses that approximates the total            Inc.
                                  return performance of the Russell 1000(R)
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                       INVESTMENT MANAGER
 TRUST PORTFOLIO                                                                   (OR SUB-ADVISER(S),          VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                        AS APPLICABLE)               MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS                   IB       Seeks to achieve capital appreciation.           Massachusetts Financial
  INTERNATIONAL                                                                       Services Company d/b/a
  GROWTH                                                                              MFS Investment
                                                                                      Management
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IB       Seeks to achieve a total return before           SSgA Funds Management,
                                  expenses that approximates the total return         Inc.
                                  performance of the Standard & Poor's Mid
                                  Cap 400 Index, including reinvestment of
                                  dividends, at a risk level consistent with that
                                  of the Standard & Poor's Mid Cap 400
                                  Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MONEY                 IA       Seeks to obtain a high level of current          The Dreyfus Corporation
  MARKET/(+++)/                   income, preserve its assets and maintain
                                  liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA           IA       Seeks to generate a return in excess of          Pacific Investment
  SHORT BOND                      traditional money market products while             Management Company
                                  maintaining an emphasis on preservation             LLC
                                  of capital and liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS     IA       Seeks to achieve high current income             AllianceBernstein L.P.
                                  consistent with moderate risk to capital.        AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                   Pacific Investment
                                                                                      Management Company
                                                                                      LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY         IA       Seeks to replicate as closely as possible        AllianceBernstein L.P.
  INDEX                           (before expenses) the total return of the
                                  Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IB       Seeks to achieve long-term capital               T. Rowe Price Associates,
  GROWTH STOCK                    appreciation and secondarily, income.               Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND        IB       Seeks to achieve total return through            UBS Global Asset
  INCOME                          capital appreciation with income as a               Management (Americas)
                                  secondary consideration.                            Inc.
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IA       Seeks to achieve long-term growth of             AllianceBernstein L.P.
  AGGRESSIVE EQUITY               capital.                                         AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                   ClearBridge Investments,
                                                                                      LLC
                                                                                   Scotia Institutional Asset
                                                                                      Management US, Ltd.
                                                                                   T. Rowe Price Associates,
                                                                                      Inc.
                                                                                   Westfield Capital
                                                                                      Management Company,
                                                                                      L.P.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER
 TRUST PORTFOLIO                                                              (OR SUB-ADVISER(S),        VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)             MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        IB       Seeks to achieve a balance of high current  AXA Equitable Funds
  BOND                            income and capital appreciation,               Management Group, LLC
                                  consistent with a prudent level of risk.    BlackRock Financial
                                                                                 Management, Inc.
                                                                              DoubleLine Capital LP
                                                                              Pacific Investment
                                                                                 Management Company
                                                                                 LLC
                                                                              SSgA Funds Management,
                                                                                 Inc.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IB       Seeks to achieve long-term growth of        AllianceBernstein L.P.
  CAP GROWTH                      capital.                                    AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                              BlackRock Investment
                                                                                 Management, LLC
                                                                              Franklin Advisers, Inc.
                                                                              Wellington Management
                                                                                 Company, LLP
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IB       Seeks to achieve long-term growth of        AXA Equitable Funds
  CAP VALUE                       capital.                                       Management Group, LLC
                                                                              BlackRock Investment
                                                                                 Management, LLC
                                                                              Diamond Hill Capital
                                                                                 Management, Inc.
                                                                              Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IB       Seeks to achieve long-term growth of        Allianz Global Investors
  TECHNOLOGY                      capital.                                       U.S. LLC
                                                                              AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                              SSgA Funds Management,
                                                                                 Inc.
                                                                              Wellington Management
                                                                                 Company, LLP

-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------

 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management and
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management and
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)

----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --                                                                INVESTMENT MANAGER
 CLASS 2                                                                          (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                    APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --                                         INVESTMENT MANAGER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER
 PORTFOLIOS                                                                    (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --                                            INVESTMENT MANAGER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --                                                      INVESTMENT MANAGER
 SERVICE CLASS                                                            (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                           APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --                                                                INVESTMENT MANAGER
 ADVISOR CLASS                                                                     (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME          OBJECTIVE                                                 APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC

-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II

---------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT MANAGER
 VANECK VIP TRUST --                                                             (OR SUB-ADVISER(S), AS
 INITIAL SHARES       OBJECTIVE                                                  APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------

(*)This information reflects the variable investment option's name change effective on or about May 19, 2017, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about May 19, 2017. The number in the ''FN'' column corresponds with the number contained in the table above.

--------------------------------------------------------
FN   VARIABLE INVESTMENT OPTION NAME UNTIL MAY 19, 2017
--------------------------------------------------------
(1)          EQ/Convertible Securities
--------------------------------------------------------
(2)          EQ/Boston Advisors Equity Income
--------------------------------------------------------
(3)          EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------
(4)          EQ/GAMCO Small Company Value
--------------------------------------------------------
(5)          AXA SmartBeta Equity
--------------------------------------------------------

(**)This variable investment option's name, investment objective and sub-adviser will change on or about May 19, 2017, subject to shareholder and regulatory approval. The variable investment option's name in effect until on or about May 19, 2017 is All Asset Moderate Growth-Alt 15.
(+)This variable investment option will be available on or about May 19, 2017, subject to regulatory approval.
(++)Effective on or about May 19, 2017, subject to regulatory and shareholder approval, interests in the All Asset Growth-Alt 20 investment option (the "surviving option") will replace interests in the All Asset Growth-Alt 25 investment option (the "replaced option"). We will move the assets from the replaced option into the surviving option on the date of the scheduled merger. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to a replaced option will be considered as an allocation election to the surviving option. For more information about this Portfolio merger, please contact our customer service representative.
(+++)The Board of Trustees of EQ Advisors Trust approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

(1) ABOUT THE TRUSTS. The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

(2) SPECIAL SERVICES CHARGES. We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all policies. If you need additional information about the services, please contact us.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

DUPLICATE POLICY/CONTRACT CHARGE. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or
(iii) by any other means we make available to you.

POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.

-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 (expenses that are deducted from Portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/         0.61%  2.60%
-------------------------------------------------------------------------------------------------------------

(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2018 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

---------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 after the effect of Expense Limitation Arrangements/(*)/  Lowest Highest
                                                                                                             0.61%  1.62%
---------------------------------------------------------------------------------------------------------------------------

   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $588.7 billion in assets as of December 31, 2016. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day--7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

Visit our website at www.axa.com or us.axa.com for those outside the U.S. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through www.axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice.

You can request a transfer via the Internet by visiting our websites at www.axa.com or us.axa.com for those outside the U.S. and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.

(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8) TAX INFORMATION.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. In the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

3.8% TAX ON NET INVESTMENT INCOME OR "NII". The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS. Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Even though this section in the Supplement discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments requires AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.

(9) CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

INCENTIVE LIFE(R) POLICIES ONLY. Certain Incentive Life(R) policyholders are eligible for an additional non-guaranteed customer loyalty credit (introduced in 2001) if their policy has been in force for at least 20 years and has a face value of $500,000 or more. Starting on policy anniversaries that fall on or after April 1, 2015, this credit is calculated as a percentage of the total of
(a) minus (b), where:

(a) equals your unloaned Policy Account Value on the customer loyalty credit calculation date; and

(b) equals any portion of your unloaned Policy Account Value invested in GIO on the customer loyalty credit calculation date. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.50% per annum, (b) equals zero.

SPECIAL OFFER POLICIES ONLY. As of 2015, certain policies may be eligible for an additional non-guaranteed Customer Loyalty Credit that we will credit annually ("Additional CLC"). The Additional CLC will be an amount of up to 0.25% of the unloaned Policy Account Value, not including any value in the Guaranteed Interest Division ("GID"), as of the close of the last business day in June each year (the "Valuation Date") for policies in a group of policies that satisfies the eligibility requirements described below.

ELIGIBILITY REQUIREMENTS. On any Valuation Date, a group of policies must meet all of the following conditions to be eligible for the Additional CLC:

   1. Each policy in the group has been in force for at least 20 years.

   2. Each policy in the group must have been issued in a state other than New York.

   3. Each policy in the group is owned by the same corporate employer and the group of policies has:

         (a) an aggregate Policy Account Value of at least $10 million,

         (b) a ratio of aggregate Policy Account Value to aggregate Face Value of at least 100%.

For each Valuation Date on which a group of policies satisfies the Additional CLC eligibility requirements, we will credit the Policy Account Value of each policy within the group with the Additional CLC amount on a business day that falls on or before the end of July following the Valuation Date (the "Crediting Date"). The Additional CLC amount for each such policy will be allocated among the Separate Account divisions and/or GID in accordance with that policy's premium allocation instructions on file with us on the Crediting Date.

Please note that policies eligible for the Additional CLC will not participate in any investment results or credited interest on the Additional CLC amount between the Valuation Date and the Crediting Date.

If a policy qualifies for an Additional CLC on a Valuation Date but is then terminated prior to the next Crediting Date, we will credit the policy with the Additional CLC amount on the effective termination date of that policy.

(10) COST OF INSURANCE CHARGE REDUCTION (INCENTIVE LIFE(R) PLUS, INCENTIVE LIFE(R) 2000 AND CHAMPION 2000/SM/ ONLY)

Starting on policy anniversaries that falls on or after April 1, 2015, the amount of the reduction in your monthly cost of insurance charge will be calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy's GIO on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

Please note that if your Incentive Life Plus(R) policy was issued in New York, this change may not apply.

(11) MATURITY (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION 2000).

If the insured person is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(12)  CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

(13) FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2016 and for each of the two years in the period ended December 31, 2016, and the consolidated financial statements of AXA Equitable at December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(14) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.........................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2016......................   FSA-3
   Statements of Operations for the Year or Period Ended December 31, 2016......  FSA-39
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2016 and 2015.................................................  FSA-58
   Notes to Financial Statements................................................ FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.........................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2016 and 2015......................     F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31, 2016,
     2015 and 2014..............................................................     F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2016, 2015 and 2014...........................................     F-4
   Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and
     2014.......................................................................     F-5
   Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015
     and 2014...................................................................     F-6
   Notes to Consolidated Financial Statements...................................     F-8

                                 FSA-1  #343125

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options constituting Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2017

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016



                                                                                                                  ALL ASSET
                                                             1290 VT SOCIALLY     ALL ASSET        ALL ASSET       MODERATE
                                                               RESPONSIBLE*   AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15*
                                                             ---------------- ------------------ -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $2,640,753        $5,423,132      $19,693,104     $9,492,134
Receivable for shares of the Portfolios sold................            49                --               --             --
Receivable for policy-related transactions..................            --                76            3,343            374
                                                                ----------        ----------      -----------     ----------
   Total assets.............................................     2,640,802         5,423,208       19,696,447      9,492,508
                                                                ----------        ----------      -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --                61            3,648            367
Payable for policy-related transactions.....................            49                --               --             --
                                                                ----------        ----------      -----------     ----------
   Total liabilities........................................            49                61            3,648            367
                                                                ----------        ----------      -----------     ----------
NET ASSETS..................................................    $2,640,753        $5,423,147      $19,692,799     $9,492,141
                                                                ==========        ==========      ===========     ==========

NET ASSETS:
Accumulation unit values....................................    $2,498,218        $5,423,147      $19,692,367     $9,492,141
Retained by AXA Equitable in Separate Account FP............       142,535                --              432             --
                                                                ----------        ----------      -----------     ----------
TOTAL NET ASSETS............................................    $2,640,753        $5,423,147      $19,692,799     $9,492,141
                                                                ==========        ==========      ===========     ==========

Investments in shares of the Portfolios, at cost............    $2,461,784        $5,327,529      $19,905,455     $9,295,324

                                                                              AMERICAN FUNDS
                                                                            INSURANCE SERIES(R)
                                                                AMERICAN       GLOBAL SMALL
                                                             CENTURY VP MID   CAPITALIZATION
                                                             CAP VALUE FUND      FUND/SM/
                                                             -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $50,922,234       $4,107,319
Receivable for shares of the Portfolios sold................      288,126               --
Receivable for policy-related transactions..................           --              448
                                                              -----------       ----------
   Total assets.............................................   51,210,360        4,107,767
                                                              -----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --              448
Payable for policy-related transactions.....................      288,126               --
                                                              -----------       ----------
   Total liabilities........................................      288,126              448
                                                              -----------       ----------
NET ASSETS..................................................  $50,922,234       $4,107,319
                                                              ===========       ==========

NET ASSETS:
Accumulation unit values....................................  $50,916,158       $4,107,187
Retained by AXA Equitable in Separate Account FP............        6,076              132
                                                              -----------       ----------
TOTAL NET ASSETS............................................  $50,922,234       $4,107,319
                                                              ===========       ==========

Investments in shares of the Portfolios, at cost............  $45,712,404       $4,782,073

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             AMERICAN FUNDS
                                                               INSURANCE      AXA 400     AXA 500    AXA 2000       AXA
                                                             SERIES(R) NEW    MANAGED     MANAGED     MANAGED   AGGRESSIVE
                                                             WORLD FUND(R)  VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*
                                                             -------------- ----------- ----------- ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $7,858,144   $4,245,675  $6,886,982  $3,289,338  $136,873,628
Receivable for shares of the Portfolios sold................           --           --       7,047          --        16,638
Receivable for policy-related transactions..................        4,657          528          --          45            --
                                                               ----------   ----------  ----------  ----------  ------------
   Total assets.............................................    7,862,801    4,246,203   6,894,029   3,289,383   136,890,266
                                                               ----------   ----------  ----------  ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        4,657          483          --          19            --
Payable for policy-related transactions.....................           --           --       6,988          --        16,638
                                                               ----------   ----------  ----------  ----------  ------------
   Total liabilities........................................        4,657          483       6,988          19        16,638
                                                               ----------   ----------  ----------  ----------  ------------
NET ASSETS..................................................   $7,858,144   $4,245,720  $6,887,041  $3,289,364  $136,873,628
                                                               ==========   ==========  ==========  ==========  ============

NET ASSETS:
Accumulation unit values....................................   $7,858,116   $4,245,720  $6,887,041  $3,289,364  $136,819,974
Retained by AXA Equitable in Separate Account FP............           28           --          --          --        53,654
                                                               ----------   ----------  ----------  ----------  ------------
TOTAL NET ASSETS............................................   $7,858,144   $4,245,720  $6,887,041  $3,289,364  $136,873,628
                                                               ==========   ==========  ==========  ==========  ============

Investments in shares of the Portfolios, at cost............   $8,072,027   $4,036,539  $6,402,485  $2,987,931  $135,043,695

                                                                 AXA
                                                              BALANCED
                                                              STRATEGY*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $27,826,342
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................      16,717
                                                             -----------
   Total assets.............................................  27,843,059
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      16,717
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................      16,717
                                                             -----------
NET ASSETS.................................................. $27,826,342
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $27,793,276
Retained by AXA Equitable in Separate Account FP............      33,066
                                                             -----------
TOTAL NET ASSETS............................................ $27,826,342
                                                             ===========

Investments in shares of the Portfolios, at cost............ $26,401,455

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              AXA                        AXA      AXA GLOBAL
                                                                 AXA      CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY
                                                             CONSERVATIVE    GROWTH    CONSERVATIVE     PLUS        MANAGED
                                                             ALLOCATION*   STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*
                                                             ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $31,589,202   $6,162,245   $2,805,435   $31,905,594  $130,329,185
Receivable for shares of the Portfolios sold................      33,300           --           --         2,431        20,577
Receivable for policy-related transactions..................          --           --          392            --            --
                                                             -----------   ----------   ----------   -----------  ------------
   Total assets.............................................  31,622,502    6,162,245    2,805,827    31,908,025   130,349,762
                                                             -----------   ----------   ----------   -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --           --          392            --            --
Payable for policy-related transactions.....................      33,300           --           --         2,431        20,577
                                                             -----------   ----------   ----------   -----------  ------------
   Total liabilities........................................      33,300           --          392         2,431        20,577
                                                             -----------   ----------   ----------   -----------  ------------
NET ASSETS.................................................. $31,589,202   $6,162,245   $2,805,435   $31,905,594  $130,329,185
                                                             ===========   ==========   ==========   ===========  ============

NET ASSETS:
Accumulation unit values.................................... $31,586,442   $6,162,240   $2,805,435   $31,902,742  $130,285,739
Retained by AXA Equitable in Separate Account FP............       2,760            5           --         2,852        43,446
                                                             -----------   ----------   ----------   -----------  ------------
TOTAL NET ASSETS............................................ $31,589,202   $6,162,245   $2,805,435   $31,905,594  $130,329,185
                                                             ===========   ==========   ==========   ===========  ============

Investments in shares of the Portfolios, at cost............ $32,552,474   $5,879,743   $2,763,440   $32,535,646  $107,770,447


                                                             AXA GROWTH
                                                             STRATEGY*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $50,167,349
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................      19,778
                                                             -----------
   Total assets.............................................  50,187,127
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      19,778
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................      19,778
                                                             -----------
NET ASSETS.................................................. $50,167,349
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $50,167,343
Retained by AXA Equitable in Separate Account FP............           6
                                                             -----------
TOTAL NET ASSETS............................................ $50,167,349
                                                             ===========

Investments in shares of the Portfolios, at cost............ $46,252,460

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                  AXA           AXA           AXA
                                                             INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP
                                                             CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $58,423,982   $2,386,059    $74,769,851   $27,205,650
Receivable for shares of the Portfolios sold................           --          103             --         9,410
Receivable for policy-related transactions..................       12,700           --         15,207            --
                                                              -----------   ----------    -----------   -----------
   Total assets.............................................   58,436,682    2,386,162     74,785,058    27,215,060
                                                              -----------   ----------    -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       12,700           --         15,207            --
Payable for policy-related transactions.....................           --           97             --         9,410
                                                              -----------   ----------    -----------   -----------
   Total liabilities........................................       12,700           97         15,207         9,410
                                                              -----------   ----------    -----------   -----------
NET ASSETS..................................................  $58,423,982   $2,386,065    $74,769,851   $27,205,650
                                                              ===========   ==========    ===========   ===========

NET ASSETS:
Accumulation unit values....................................  $58,357,462   $2,386,065    $74,747,960   $27,166,390
Accumulation nonunitized....................................           --           --             --            --
Retained by AXA Equitable in Separate Account FP............       66,520           --         21,891        39,260
                                                              -----------   ----------    -----------   -----------
TOTAL NET ASSETS............................................  $58,423,982   $2,386,065    $74,769,851   $27,205,650
                                                              ===========   ==========    ===========   ===========

Investments in shares of the Portfolios, at cost............  $60,209,522   $2,480,784    $75,580,969   $21,362,800

                                                             AXA LARGE CAP  AXA LARGE
                                                                GROWTH      CAP VALUE
                                                                MANAGED      MANAGED
                                                              VOLATILITY*  VOLATILITY*
                                                             ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $232,451,377  $395,114,982
Receivable for shares of the Portfolios sold................       27,126       176,121
Receivable for policy-related transactions..................           --            --
                                                             ------------  ------------
   Total assets.............................................  232,478,503   395,291,103
                                                             ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            --
Payable for policy-related transactions.....................       27,098       195,314
                                                             ------------  ------------
   Total liabilities........................................       27,098       195,314
                                                             ------------  ------------
NET ASSETS.................................................. $232,451,405  $395,095,789
                                                             ============  ============

NET ASSETS:
Accumulation unit values.................................... $232,325,662  $394,746,793
Accumulation nonunitized....................................           --       221,155
Retained by AXA Equitable in Separate Account FP............      125,743       127,841
                                                             ------------  ------------
TOTAL NET ASSETS............................................ $232,451,405  $395,095,789
                                                             ============  ============

Investments in shares of the Portfolios, at cost............ $151,665,632  $290,997,300

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                              AXA MID CAP               AXA MODERATE      AXA         AXA
                                                             VALUE MANAGED AXA MODERATE    GROWTH    MODERATE-PLUS SMARTBETA
                                                              VOLATILITY*  ALLOCATION*   STRATEGY*    ALLOCATION*   EQUITY*
                                                             ------------- ------------ ------------ ------------- ---------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $208,488,324  $876,838,802 $96,609,967  $421,066,722  $181,147
Receivable for shares of the Portfolios sold................       49,482       289,398          --            --        --
Receivable for policy-related transactions..................           --            --      32,695            --        --
                                                             ------------  ------------ -----------  ------------  --------
   Total assets.............................................  208,537,806   877,128,200  96,642,662   421,066,722   181,147
                                                             ------------  ------------ -----------  ------------  --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            --      32,690        52,216        --
Payable for policy-related transactions.....................       49,482       835,377          --         7,145        --
                                                             ------------  ------------ -----------  ------------  --------
   Total liabilities........................................       49,482       835,377      32,690        59,361        --
                                                             ------------  ------------ -----------  ------------  --------
NET ASSETS.................................................. $208,488,324  $876,292,823 $96,609,972  $421,007,361  $181,147
                                                             ============  ============ ===========  ============  ========

NET ASSETS:
Accumulation unit values.................................... $208,445,575  $873,418,893 $96,609,972  $420,980,068  $181,147
Accumulation nonunitized....................................           --     2,768,930          --            --        --
Retained by AXA Equitable in Separate Account FP............       42,749       105,000          --        27,293        --
                                                             ------------  ------------ -----------  ------------  --------
TOTAL NET ASSETS............................................ $208,488,324  $876,292,823 $96,609,972  $421,007,361  $181,147
                                                             ============  ============ ===========  ============  ========

Investments in shares of the Portfolios, at cost............ $116,361,628  $886,330,993 $88,810,301  $415,023,814  $181,534

                                                             AXA/AB SMALL
                                                             CAP GROWTH*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $193,217,741
Receivable for shares of the Portfolios sold................      172,694
Receivable for policy-related transactions..................           --
                                                             ------------
   Total assets.............................................  193,390,435
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --
Payable for policy-related transactions.....................      172,694
                                                             ------------
   Total liabilities........................................      172,694
                                                             ------------
NET ASSETS.................................................. $193,217,741
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $193,182,093
Accumulation nonunitized....................................           --
Retained by AXA Equitable in Separate Account FP............       35,648
                                                             ------------
TOTAL NET ASSETS............................................ $193,217,741
                                                             ============

Investments in shares of the Portfolios, at cost............ $178,552,033

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                     BLACKROCK
                                                             AXA/CLEARBRIDGE             AXA/LOOMIS    GLOBAL   CHARTER/SM/
                                                                LARGE CAP     AXA/JANUS    SAYLES    ALLOCATION MULTI-SECTOR
                                                                 GROWTH*     ENTERPRISE*  GROWTH*    V.I. FUND     BOND*
                                                             --------------- ----------- ----------- ---------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $73,164,202   $37,864,359 $28,984,264 $4,447,826 $83,310,859
Receivable for shares of the Portfolios sold................     1,267,340            --      33,092    121,800          --
Receivable for policy-related transactions..................            --        16,223          --         --          --
                                                               -----------   ----------- ----------- ---------- -----------
   Total assets.............................................    74,431,542    37,880,582  29,017,356  4,569,626  83,310,859
                                                               -----------   ----------- ----------- ---------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --        16,223          --         --         352
Payable for policy-related transactions.....................     1,267,340            --      33,092    121,800      30,396
                                                               -----------   ----------- ----------- ---------- -----------
   Total liabilities........................................     1,267,340        16,223      33,092    121,800      30,748
                                                               -----------   ----------- ----------- ---------- -----------
NET ASSETS..................................................   $73,164,202   $37,864,359 $28,984,264 $4,447,826 $83,280,111
                                                               ===========   =========== =========== ========== ===========

NET ASSETS:
Accumulation unit values....................................   $73,114,500   $37,863,698 $28,983,208 $4,445,193 $82,765,249
Accumulation nonunitized....................................            --            --          --         --     464,474
Retained by AXA Equitable in Separate Account FP............        49,702           661       1,056      2,633      50,388
                                                               -----------   ----------- ----------- ---------- -----------
TOTAL NET ASSETS............................................   $73,164,202   $37,864,359 $28,984,264 $4,447,826 $83,280,111
                                                               ===========   =========== =========== ========== ===========

Investments in shares of the Portfolios, at cost............   $79,417,626   $42,030,967 $28,681,685 $4,518,367 $94,054,652

                                                             CHARTER/SM/
                                                             SMALL CAP
                                                              GROWTH*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $10,708,235
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................       1,027
                                                             -----------
   Total assets.............................................  10,709,262
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       1,027
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................       1,027
                                                             -----------
NET ASSETS.................................................. $10,708,235
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $10,706,657
Accumulation nonunitized....................................          --
Retained by AXA Equitable in Separate Account FP............       1,578
                                                             -----------
TOTAL NET ASSETS............................................ $10,708,235
                                                             ===========

Investments in shares of the Portfolios, at cost............ $ 8,641,499

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         CLEARBRIDGE               EQ/BOSTON
                                                             CHARTER/SM/  VARIABLE   EQ/BLACKROCK  ADVISORS    EQ/CAPITAL
                                                             SMALL CAP     MID CAP   BASIC VALUE    EQUITY      GUARDIAN
                                                               VALUE*     PORTFOLIO    EQUITY*      INCOME*    RESEARCH*
                                                             ----------- ----------- ------------ ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $30,087,615   $5,089    $211,968,037 $20,040,559 $106,082,055
Receivable for shares of the Portfolios sold................      17,586       --         343,131       4,008       99,080
Receivable for policy-related transactions..................          --       --              --          --           --
                                                             -----------   ------    ------------ ----------- ------------
   Total assets.............................................  30,105,201    5,089     212,311,168  20,044,567  106,181,135
                                                             -----------   ------    ------------ ----------- ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --       --              --          --           --
Payable for policy-related transactions.....................      17,586       --         343,131       4,008       99,080
                                                             -----------   ------    ------------ ----------- ------------
   Total liabilities........................................      17,586       --         343,131       4,008       99,080
                                                             -----------   ------    ------------ ----------- ------------
NET ASSETS.................................................. $30,087,615   $5,089    $211,968,037 $20,040,559 $106,082,055
                                                             ===========   ======    ============ =========== ============

NET ASSETS:
Accumulation unit values.................................... $30,019,135   $5,089    $211,889,085 $20,039,776 $105,934,658
Accumulation nonunitized....................................          --       --              --          --           --
Retained by AXA Equitable in Separate Account FP............      68,480       --          78,952         783      147,397
                                                             -----------   ------    ------------ ----------- ------------
TOTAL NET ASSETS............................................ $30,087,615   $5,089    $211,968,037 $20,040,559 $106,082,055
                                                             ===========   ======    ============ =========== ============

Investments in shares of the Portfolios, at cost............ $21,146,719   $4,744    $143,919,809 $21,547,196 $ 69,965,418


                                                               EQ/COMMON
                                                              STOCK INDEX*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,558,876,926
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................        671,091
                                                             --------------
   Total assets.............................................  1,559,548,017
                                                             --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        916,233
Payable for policy-related transactions.....................             --
                                                             --------------
   Total liabilities........................................        916,233
                                                             --------------
NET ASSETS.................................................. $1,558,631,784
                                                             ==============

NET ASSETS:
Accumulation unit values.................................... $1,554,555,610
Accumulation nonunitized....................................      3,900,981
Retained by AXA Equitable in Separate Account FP............        175,193
                                                             --------------
TOTAL NET ASSETS............................................ $1,558,631,784
                                                             ==============

Investments in shares of the Portfolios, at cost............ $1,071,014,672

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                       EQ/GAMCO
                                                             EQ/CONVERTIBLE   EQ/CORE    EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL
                                                              SECURITIES*   BOND INDEX*  500 INDEX*  ACQUISITIONS* COMPANY VALUE*
                                                             -------------- ----------- ------------ ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......     $8,726     $52,883,896 $761,174,208  $14,854,786   $172,874,140
Receivable for shares of the Portfolios sold................         --          15,414    7,991,289       19,403        288,805
Receivable for policy-related transactions..................         --              --           --           --             --
                                                                 ------     ----------- ------------  -----------   ------------
   Total assets.............................................      8,726      52,899,310  769,165,497   14,874,189    173,162,945
                                                                 ------     ----------- ------------  -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --              --           --           --             --
Payable for policy-related transactions.....................         --          15,414    8,015,191       19,403        288,805
                                                                 ------     ----------- ------------  -----------   ------------
   Total liabilities........................................         --          15,414    8,015,191       19,403        288,805
                                                                 ------     ----------- ------------  -----------   ------------
NET ASSETS..................................................     $8,726     $52,883,896 $761,150,306  $14,854,786   $172,874,140
                                                                 ======     =========== ============  ===========   ============

NET ASSETS:
Accumulation unit values....................................     $8,726     $52,866,703 $760,503,408  $14,854,036   $172,872,328
Accumulation nonunitized....................................         --              --      618,526           --             --
Retained by AXA Equitable in Separate Account FP............         --          17,193       28,372          750          1,812
                                                                 ------     ----------- ------------  -----------   ------------
TOTAL NET ASSETS............................................     $8,726     $52,883,896 $761,150,306  $14,854,786   $172,874,140
                                                                 ======     =========== ============  ===========   ============

Investments in shares of the Portfolios, at cost............     $8,777     $53,829,908 $553,023,329  $14,903,726   $136,792,992

                                                             EQ/GLOBAL
                                                             BOND PLUS*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $17,065,056
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................       2,867
                                                             -----------
   Total assets.............................................  17,067,923
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       8,938
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................       8,938
                                                             -----------
NET ASSETS.................................................. $17,058,985
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $17,058,070
Accumulation nonunitized....................................          --
Retained by AXA Equitable in Separate Account FP............         915
                                                             -----------
TOTAL NET ASSETS............................................ $17,058,985
                                                             ===========

Investments in shares of the Portfolios, at cost............ $18,806,786

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             EQ/INTERMEDIATE                               EQ/JPMORGAN
                                                               GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO      VALUE
                                                                  BOND*       EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES*
                                                             --------------- ---------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $91,235,640     $272,662,334   $23,676,882  $37,915,916
Receivable for shares of the Portfolios sold................            --               --        32,200       15,209
Receivable for policy-related transactions..................     1,221,189           30,340            --           --
                                                               -----------     ------------   -----------  -----------
   Total assets.............................................    92,456,829      272,692,674    23,709,082   37,931,125
                                                               -----------     ------------   -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     1,224,836           42,943            --           --
Payable for policy-related transactions.....................            --               --        32,200       15,209
                                                               -----------     ------------   -----------  -----------
   Total liabilities........................................     1,224,836           42,943        32,200       15,209
                                                               -----------     ------------   -----------  -----------
NET ASSETS..................................................   $91,231,993     $272,649,731   $23,676,882  $37,915,916
                                                               ===========     ============   ===========  ===========

NET ASSETS:
Accumulation unit values....................................   $91,135,036     $272,320,388   $23,669,899  $37,798,332
Accumulation nonunitized....................................        80,175          263,777            --           --
Retained by AXA Equitable in Separate Account FP............        16,782           65,566         6,983      117,584
                                                               -----------     ------------   -----------  -----------
TOTAL NET ASSETS............................................   $91,231,993     $272,649,731   $23,676,882  $37,915,916
                                                               ===========     ============   ===========  ===========

Investments in shares of the Portfolios, at cost............   $91,177,996     $312,112,946   $21,222,440  $27,271,470

                                                               EQ/LARGE
                                                              CAP GROWTH  EQ/LARGE CAP
                                                                INDEX*    VALUE INDEX*
                                                             ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $130,353,435 $24,844,546
Receivable for shares of the Portfolios sold................       88,616          --
Receivable for policy-related transactions..................           --      35,953
                                                             ------------ -----------
   Total assets.............................................  130,442,051  24,880,499
                                                             ------------ -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --      35,953
Payable for policy-related transactions.....................       88,616          --
                                                             ------------ -----------
   Total liabilities........................................       88,616      35,953
                                                             ------------ -----------
NET ASSETS.................................................. $130,353,435 $24,844,546
                                                             ============ ===========

NET ASSETS:
Accumulation unit values.................................... $130,287,799 $24,829,001
Accumulation nonunitized....................................           --          --
Retained by AXA Equitable in Separate Account FP............       65,636      15,545
                                                             ------------ -----------
TOTAL NET ASSETS............................................ $130,353,435 $24,844,546
                                                             ============ ===========

Investments in shares of the Portfolios, at cost............ $113,169,440 $22,196,844

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                EQ/MFS
                                                             INTERNATIONAL  EQ/MID CAP    EQ/MONEY   EQ/PIMCO ULTRA EQ/QUALITY
                                                                GROWTH*       INDEX*      MARKET*     SHORT BOND*   BOND PLUS*
                                                             ------------- ------------ ------------ -------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $38,646,630  $126,970,274 $170,695,666  $31,009,170   $56,899,898
Receivable for shares of the Portfolios sold................           --        29,530           --        2,630       106,635
Receivable for policy-related transactions..................       11,781            --           --           --            --
                                                              -----------  ------------ ------------  -----------   -----------
   Total assets.............................................   38,658,411   126,999,804  170,695,666   31,011,800    57,006,533
                                                              -----------  ------------ ------------  -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       11,781            --    2,756,291           --            --
Payable for policy-related transactions.....................           --        29,530    9,125,375        5,831       108,605
                                                              -----------  ------------ ------------  -----------   -----------
   Total liabilities........................................       11,781        29,530   11,881,666        5,831       108,605
                                                              -----------  ------------ ------------  -----------   -----------
NET ASSETS..................................................  $38,646,630  $126,970,274 $158,814,000  $31,005,969   $56,897,928
                                                              ===========  ============ ============  ===========   ===========

NET ASSETS:
Accumulation unit values....................................  $38,646,426  $126,944,886 $158,417,270  $31,004,194   $56,786,329
Accumulation nonunitized....................................           --            --      391,385           --        41,111
Retained by AXA Equitable in Separate Account FP............          204        25,388        5,345        1,775        70,488
                                                              -----------  ------------ ------------  -----------   -----------
TOTAL NET ASSETS............................................  $38,646,630  $126,970,274 $158,814,000  $31,005,969   $56,897,928
                                                              ===========  ============ ============  ===========   ===========

Investments in shares of the Portfolios, at cost............  $38,860,167  $ 88,483,259 $170,696,551  $31,180,903   $59,400,447

                                                                EQ/SMALL
                                                             COMPANY INDEX*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $85,944,414
Receivable for shares of the Portfolios sold................       74,409
Receivable for policy-related transactions..................           --
                                                              -----------
   Total assets.............................................   86,018,823
                                                              -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --
Payable for policy-related transactions.....................       74,409
                                                              -----------
   Total liabilities........................................       74,409
                                                              -----------
NET ASSETS..................................................  $85,944,414
                                                              ===========

NET ASSETS:
Accumulation unit values....................................  $85,915,690
Accumulation nonunitized....................................           --
Retained by AXA Equitable in Separate Account FP............       28,724
                                                              -----------
TOTAL NET ASSETS............................................  $85,944,414
                                                              ===========

Investments in shares of the Portfolios, at cost............  $80,194,742

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                              EQ/T. ROWE    EQ/UBS    FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                             PRICE GROWTH  GROWTH &      MANAGER: GROWTH     CONTRAFUND(R)
                                                                STOCK*     INCOME*          PORTFOLIO          PORTFOLIO
                                                             ------------ ----------- --------------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $78,429,475  $11,384,085      $1,383,923         $85,579,130
Receivable for shares of the Portfolios sold................      28,266          190              --           1,281,639
Receivable for policy-related transactions..................          --           --             100                  --
                                                             -----------  -----------      ----------         -----------
   Total assets.............................................  78,457,741   11,384,275       1,384,023          86,860,769
                                                             -----------  -----------      ----------         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --           --             100                  --
Payable for policy-related transactions.....................      28,266          190              --           1,281,639
                                                             -----------  -----------      ----------         -----------
   Total liabilities........................................      28,266          190             100           1,281,639
                                                             -----------  -----------      ----------         -----------
NET ASSETS.................................................. $78,429,475  $11,384,085      $1,383,923         $85,579,130
                                                             ===========  ===========      ==========         ===========

NET ASSETS:
Accumulation unit values.................................... $78,303,977  $11,383,983      $1,383,103         $85,572,361
Retained by AXA Equitable in Separate Account FP............     125,498          102             820               6,769
                                                             -----------  -----------      ----------         -----------
TOTAL NET ASSETS............................................ $78,429,475  $11,384,085      $1,383,923         $85,579,130
                                                             ===========  ===========      ==========         ===========

Investments in shares of the Portfolios, at cost............ $63,686,943  $10,864,613      $1,303,133         $85,601,896

                                                                             FIDELITY(R) VIP
                                                             FIDELITY(R) VIP   GOVERNMENT
                                                              EQUITY-INCOME   MONEY MARKET
                                                                PORTFOLIO       PORTFOLIO
                                                             --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $1,584,908      $1,332,260
Receivable for shares of the Portfolios sold................           --              --
Receivable for policy-related transactions..................           --          13,592
                                                               ----------      ----------
   Total assets.............................................    1,584,908       1,345,852
                                                               ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --          13,592
Payable for policy-related transactions.....................           --              --
                                                               ----------      ----------
   Total liabilities........................................           --          13,592
                                                               ----------      ----------
NET ASSETS..................................................   $1,584,908      $1,332,260
                                                               ==========      ==========

NET ASSETS:
Accumulation unit values....................................   $1,579,540      $1,332,168
Retained by AXA Equitable in Separate Account FP............        5,368              92
                                                               ----------      ----------
TOTAL NET ASSETS............................................   $1,584,908      $1,332,260
                                                               ==========      ==========

Investments in shares of the Portfolios, at cost............   $1,574,030      $1,332,260

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             FIDELITY(R) VIP FIDELITY(R) FIDELITY(R) VIP
                                                                GROWTH &      VIP HIGH     INVESTMENT    FIDELITY(R) VIP
                                                                 INCOME        INCOME      GRADE BOND        MID CAP
                                                                PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                             --------------- ----------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $8,609,795    $3,626,080    $9,201,900      $24,022,690
Receivable for shares of the Portfolios sold................           --        27,330        60,022          208,560
Receivable for policy-related transactions..................        5,837            --            --               --
                                                               ----------    ----------    ----------      -----------
   Total assets.............................................    8,615,632     3,653,410     9,261,922       24,231,250
                                                               ----------    ----------    ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        5,837            --            --               --
Payable for policy-related transactions.....................           --        27,330        60,022          208,560
                                                               ----------    ----------    ----------      -----------
   Total liabilities........................................        5,837        27,330        60,022          208,560
                                                               ----------    ----------    ----------      -----------
NET ASSETS..................................................   $8,609,795    $3,626,080    $9,201,900      $24,022,690
                                                               ==========    ==========    ==========      ===========

NET ASSETS:
Accumulation unit values....................................   $8,609,198    $3,625,936    $9,201,034      $24,005,879
Retained by AXA Equitable in Separate Account FP............          597           144           866           16,811
                                                               ----------    ----------    ----------      -----------
TOTAL NET ASSETS............................................   $8,609,795    $3,626,080    $9,201,900      $24,022,690
                                                               ==========    ==========    ==========      ===========

Investments in shares of the Portfolios, at cost............   $8,174,333    $3,743,935    $9,393,884      $23,726,141

                                                             FIDELITY(R) FIDELITY(R) VIP
                                                              VIP VALUE  VALUE STRATEGIES
                                                              PORTFOLIO     PORTFOLIO
                                                             ----------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $748,017       $334,423
Receivable for shares of the Portfolios sold................    14,100            514
Receivable for policy-related transactions..................        --             --
                                                              --------       --------
   Total assets.............................................   762,117        334,937
                                                              --------       --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --             --
Payable for policy-related transactions.....................    14,100            514
                                                              --------       --------
   Total liabilities........................................    14,100            514
                                                              --------       --------
NET ASSETS..................................................  $748,017       $334,423
                                                              ========       ========

NET ASSETS:
Accumulation unit values....................................  $732,441       $334,178
Retained by AXA Equitable in Separate Account FP............    15,576            245
                                                              --------       --------
TOTAL NET ASSETS............................................  $748,017       $334,423
                                                              ========       ========

Investments in shares of the Portfolios, at cost............  $725,390       $291,102

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                               FRANKLIN        FRANKLIN        FRANKLIN         FRANKLIN
                                                             MUTUAL SHARES RISING DIVIDENDS SMALL CAP VALUE STRATEGIC INCOME
                                                               VIP FUND        VIP FUND        VIP FUND         VIP FUND
                                                             ------------- ---------------- --------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $10,494,998    $54,020,212      $11,116,532     $30,796,604
Receivable for shares of the Portfolios sold................      117,684             --            7,402              --
Receivable for policy-related transactions..................           --          6,215               --          20,952
                                                              -----------    -----------      -----------     -----------
   Total assets.............................................   10,612,682     54,026,427       11,123,934      30,817,556
                                                              -----------    -----------      -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --          6,215               --          20,952
Payable for policy-related transactions.....................      117,684             --            7,402              --
                                                              -----------    -----------      -----------     -----------
   Total liabilities........................................      117,684          6,215            7,402          20,952
                                                              -----------    -----------      -----------     -----------
NET ASSETS..................................................  $10,494,998    $54,020,212      $11,116,532     $30,796,604
                                                              ===========    ===========      ===========     ===========

NET ASSETS:
Accumulation unit values....................................  $10,494,872    $54,019,383      $11,113,407     $30,794,656
Retained by AXA Equitable in Separate Account FP............          126            829            3,125           1,948
                                                              -----------    -----------      -----------     -----------
TOTAL NET ASSETS............................................  $10,494,998    $54,020,212      $11,116,532     $30,796,604
                                                              ===========    ===========      ===========     ===========

Investments in shares of the Portfolios, at cost............  $10,219,771    $55,306,199      $10,701,903     $33,067,085

                                                             GOLDMAN SACHS INVESCO V.I.
                                                                  VIT      DIVERSIFIED
                                                             MID CAP VALUE   DIVIDEND
                                                                 FUND          FUND
                                                             ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $10,371,698  $13,211,286
Receivable for shares of the Portfolios sold................           --      122,342
Receivable for policy-related transactions..................        2,493           --
                                                              -----------  -----------
   Total assets.............................................   10,374,191   13,333,628
                                                              -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        2,493           --
Payable for policy-related transactions.....................           --      122,342
                                                              -----------  -----------
   Total liabilities........................................        2,493      122,342
                                                              -----------  -----------
NET ASSETS..................................................  $10,371,698  $13,211,286
                                                              ===========  ===========

NET ASSETS:
Accumulation unit values....................................  $10,370,643  $13,211,276
Retained by AXA Equitable in Separate Account FP............        1,055           10
                                                              -----------  -----------
TOTAL NET ASSETS............................................  $10,371,698  $13,211,286
                                                              ===========  ===========

Investments in shares of the Portfolios, at cost............  $10,745,789  $12,480,049

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                          INVESCO
                                                             INVESCO V.I. INVESCO V.I.  V.I. MID CAP INVESCO V.I.
                                                             GLOBAL REAL  INTERNATIONAL CORE EQUITY   SMALL CAP
                                                             ESTATE FUND   GROWTH FUND      FUND     EQUITY FUND
                                                             ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $35,066,702   $30,233,098   $3,381,715   $4,613,487
Receivable for shares of the Portfolios sold................      45,366       873,765       21,696           --
Receivable for policy-related transactions..................          --            --           --          385
                                                             -----------   -----------   ----------   ----------
   Total assets.............................................  35,112,068    31,106,863    3,403,411    4,613,872
                                                             -----------   -----------   ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --            --           --          385
Payable for policy-related transactions.....................      45,366       873,765       21,649           --
                                                             -----------   -----------   ----------   ----------
   Total liabilities........................................      45,366       873,765       21,649          385
                                                             -----------   -----------   ----------   ----------
NET ASSETS.................................................. $35,066,702   $30,233,098   $3,381,762   $4,613,487
                                                             ===========   ===========   ==========   ==========

NET ASSETS:
Accumulation unit values.................................... $35,066,662   $30,233,069   $3,381,762   $4,613,362
Retained by AXA Equitable in Separate Account FP............          40            29           --          125
                                                             -----------   -----------   ----------   ----------
TOTAL NET ASSETS............................................ $35,066,702   $30,233,098   $3,381,762   $4,613,487
                                                             ===========   ===========   ==========   ==========

Investments in shares of the Portfolios, at cost............ $36,196,552   $31,466,400   $3,596,388   $5,105,194


                                                             IVY VIP DIVIDEND   IVY VIP
                                                              OPPORTUNITIES     ENERGY
                                                             ---------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......     $748,815     $19,853,005
Receivable for shares of the Portfolios sold................           --           6,469
Receivable for policy-related transactions..................        1,300              --
                                                                 --------     -----------
   Total assets.............................................      750,115      19,859,474
                                                                 --------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        1,300              --
Payable for policy-related transactions.....................           --           6,469
                                                                 --------     -----------
   Total liabilities........................................        1,300           6,469
                                                                 --------     -----------
NET ASSETS..................................................     $748,815     $19,853,005
                                                                 ========     ===========

NET ASSETS:
Accumulation unit values....................................     $743,953     $19,852,657
Retained by AXA Equitable in Separate Account FP............        4,862             348
                                                                 --------     -----------
TOTAL NET ASSETS............................................     $748,815     $19,853,005
                                                                 ========     ===========

Investments in shares of the Portfolios, at cost............     $755,634     $18,386,116

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                  LAZARD
                                                                                        IVY VIP    IVY VIP      RETIREMENT
                                                             IVY VIP HIGH IVY VIP MID SCIENCE AND SMALL CAP  EMERGING MARKETS
                                                                INCOME    CAP GROWTH  TECHNOLOGY   GROWTH    EQUITY PORTFOLIO
                                                             ------------ ----------- ----------- ---------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $28,761,379  $26,707,399 $22,549,860 $8,691,414   $47,515,489
Receivable for shares of the Portfolios sold................      10,630        3,360     364,307         --        53,295
Receivable for policy-related transactions..................          --           --          --      4,283            --
                                                             -----------  ----------- ----------- ----------   -----------
   Total assets.............................................  28,772,009   26,710,759  22,914,167  8,695,697    47,568,784
                                                             -----------  ----------- ----------- ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --           --          --      4,283            --
Payable for policy-related transactions.....................      10,627        3,360     364,307         --        53,295
                                                             -----------  ----------- ----------- ----------   -----------
   Total liabilities........................................      10,627        3,360     364,307      4,283        53,295
                                                             -----------  ----------- ----------- ----------   -----------
NET ASSETS.................................................. $28,761,382  $26,707,399 $22,549,860 $8,691,414   $47,515,489
                                                             ===========  =========== =========== ==========   ===========

NET ASSETS:
Accumulation unit values.................................... $28,761,382  $26,702,984 $22,548,763 $8,691,373   $47,503,041
Retained by AXA Equitable in Separate Account FP............          --        4,415       1,097         41        12,448
                                                             -----------  ----------- ----------- ----------   -----------
TOTAL NET ASSETS............................................ $28,761,382  $26,707,399 $22,549,860 $8,691,414   $47,515,489
                                                             ===========  =========== =========== ==========   ===========

Investments in shares of the Portfolios, at cost............ $28,830,462  $27,991,136 $23,720,011 $9,462,946   $49,552,015


                                                             MFS(R) INTERNATIONAL
                                                               VALUE PORTFOLIO
                                                             --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......     $77,174,025
Receivable for shares of the Portfolios sold................         315,532
Receivable for policy-related transactions..................              --
                                                                 -----------
   Total assets.............................................      77,489,557
                                                                 -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --
Payable for policy-related transactions.....................         315,527
                                                                 -----------
   Total liabilities........................................         315,527
                                                                 -----------
NET ASSETS..................................................     $77,174,030
                                                                 ===========

NET ASSETS:
Accumulation unit values....................................     $77,174,030
Retained by AXA Equitable in Separate Account FP............              --
                                                                 -----------
TOTAL NET ASSETS............................................     $77,174,030
                                                                 ===========

Investments in shares of the Portfolios, at cost............     $75,224,029

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                             MFS(R)
                                                                          MASSACHUSETTS
                                                                MFS(R)      INVESTORS                    MULTIMANAGER
                                                              INVESTORS   GROWTH STOCK  MFS(R) UTILITIES  AGGRESSIVE
                                                             TRUST SERIES   PORTFOLIO        SERIES        EQUITY*
                                                             ------------ ------------- ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $2,617,579   $3,765,152      $2,554,958    $377,430,148
Receivable for shares of the Portfolios sold................       3,733        3,976          23,501          91,634
                                                              ----------   ----------      ----------    ------------
   Total assets.............................................   2,621,312    3,769,128       2,578,459     377,521,782
                                                              ----------   ----------      ----------    ------------

LIABILITIES:
Payable for policy-related transactions.....................       3,733        3,976          23,501         122,838
                                                              ----------   ----------      ----------    ------------
   Total liabilities........................................       3,733        3,976          23,501         122,838
                                                              ----------   ----------      ----------    ------------
NET ASSETS..................................................  $2,617,579   $3,765,152      $2,554,958    $377,398,944
                                                              ==========   ==========      ==========    ============

NET ASSETS:
Accumulation unit values....................................  $2,617,573   $3,764,986      $2,554,937    $376,732,332
Accumulation nonunitized....................................          --           --              --         596,060
Retained by AXA Equitable in Separate Account FP............           6          166              21          70,552
                                                              ----------   ----------      ----------    ------------
TOTAL NET ASSETS............................................  $2,617,579   $3,765,152      $2,554,958    $377,398,944
                                                              ==========   ==========      ==========    ============

Investments in shares of the Portfolios, at cost............  $2,767,418   $4,076,769      $2,755,114    $202,093,369



                                                             MULTIMANAGER  MULTIMANAGER
                                                              CORE BOND*  MID CAP GROWTH*
                                                             ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $69,713,882    $29,788,852
Receivable for shares of the Portfolios sold................      11,957            447
                                                             -----------    -----------
   Total assets.............................................  69,725,839     29,789,299
                                                             -----------    -----------

LIABILITIES:
Payable for policy-related transactions.....................      11,957            447
                                                             -----------    -----------
   Total liabilities........................................      11,957            447
                                                             -----------    -----------
NET ASSETS.................................................. $69,713,882    $29,788,852
                                                             ===========    ===========

NET ASSETS:
Accumulation unit values.................................... $69,699,096    $29,689,353
Accumulation nonunitized....................................          --             --
Retained by AXA Equitable in Separate Account FP............      14,786         99,499
                                                             -----------    -----------
TOTAL NET ASSETS............................................ $69,713,882    $29,788,852
                                                             ===========    ===========

Investments in shares of the Portfolios, at cost............ $73,084,095    $31,350,249

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                          NATURAL           PIMCO
                                                              MULTIMANAGER  MULTIMANAGER RESOURCES  COMMODITYREALRETURN(R)
                                                             MID CAP VALUE* TECHNOLOGY*  PORTFOLIO    STRATEGY PORTFOLIO
                                                             -------------- ------------ ---------- ----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $47,451,235   $90,939,186  $3,923,715      $ 9,589,174
Receivable for shares of the Portfolios sold................      160,734            --     130,154            2,830
Receivable for policy-related transactions..................           --       182,015          --               --
                                                              -----------   -----------  ----------      -----------
   Total assets.............................................   47,611,969    91,121,201   4,053,869        9,592,004
                                                              -----------   -----------  ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --       195,544          --               --
Payable for policy-related transactions.....................      160,734            --     130,154            2,830
                                                              -----------   -----------  ----------      -----------
   Total liabilities........................................      160,734       195,544     130,154            2,830
                                                              -----------   -----------  ----------      -----------
NET ASSETS..................................................  $47,451,235   $90,925,657  $3,923,715      $ 9,589,174
                                                              ===========   ===========  ==========      ===========

NET ASSETS:
Accumulation unit values....................................  $47,222,868   $90,864,317  $3,923,693      $ 9,579,883
Retained by AXA Equitable in Separate Account FP............      228,367        61,340          22            9,291
                                                              -----------   -----------  ----------      -----------
TOTAL NET ASSETS............................................  $47,451,235   $90,925,657  $3,923,715      $ 9,589,174
                                                              ===========   ===========  ==========      ===========

Investments in shares of the Portfolios, at cost............  $29,140,272   $68,998,138  $3,350,150      $12,501,564

                                                                PIMCO       PIMCO
                                                             REAL RETURN TOTAL RETURN
                                                              PORTFOLIO   PORTFOLIO
                                                             ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $24,192,973 $62,103,543
Receivable for shares of the Portfolios sold................          --     315,862
Receivable for policy-related transactions..................      93,516          --
                                                             ----------- -----------
   Total assets.............................................  24,286,489  62,419,405
                                                             ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      93,516          --
Payable for policy-related transactions.....................          --     315,862
                                                             ----------- -----------
   Total liabilities........................................      93,516     315,862
                                                             ----------- -----------
NET ASSETS.................................................. $24,192,973 $62,103,543
                                                             =========== ===========

NET ASSETS:
Accumulation unit values.................................... $24,188,698 $62,094,831
Retained by AXA Equitable in Separate Account FP............       4,275       8,712
                                                             ----------- -----------
TOTAL NET ASSETS............................................ $24,192,973 $62,103,543
                                                             =========== ===========

Investments in shares of the Portfolios, at cost............ $25,539,244 $64,914,421

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                            T. ROWE PRICE
                                                             T. ROWE PRICE     HEALTH
                                                             EQUITY INCOME    SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035
                                                             PORTFOLIO - II PORTFOLIO-II  ALLOCATION* ALLOCATION* ALLOCATION*
                                                             -------------- ------------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $12,645,602    $4,398,805    $288,352   $2,091,710  $1,343,498
Receivable for shares of the Portfolios sold................           --       207,495         452        4,771       7,265
Receivable for policy-related transactions..................        2,852            --          --           --          --
                                                              -----------    ----------    --------   ----------  ----------
   Total assets.............................................   12,648,454     4,606,300     288,804    2,096,481   1,350,763
                                                              -----------    ----------    --------   ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        2,852            --          --           --          --
Payable for policy-related transactions.....................           --       207,495         452        4,771       7,253
                                                              -----------    ----------    --------   ----------  ----------
   Total liabilities........................................        2,852       207,495         452        4,771       7,253
                                                              -----------    ----------    --------   ----------  ----------
NET ASSETS..................................................  $12,645,602    $4,398,805    $288,352   $2,091,710  $1,343,510
                                                              ===========    ==========    ========   ==========  ==========

NET ASSETS:
Accumulation unit values....................................  $12,645,190    $4,395,166    $288,320   $2,091,673  $1,343,510
Retained by AXA Equitable in Separate Account FP............          412         3,639          32           37          --
                                                              -----------    ----------    --------   ----------  ----------
TOTAL NET ASSETS............................................  $12,645,602    $4,398,805    $288,352   $2,091,710  $1,343,510
                                                              ===========    ==========    ========   ==========  ==========

Investments in shares of the Portfolios, at cost............  $12,456,503    $4,795,434    $294,648   $2,066,556  $1,310,915


                                                             TARGET 2045
                                                             ALLOCATION*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $754,389
Receivable for shares of the Portfolios sold................     1,705
Receivable for policy-related transactions..................        --
                                                              --------
   Total assets.............................................   756,094
                                                              --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --
Payable for policy-related transactions.....................     1,705
                                                              --------
   Total liabilities........................................     1,705
                                                              --------
NET ASSETS..................................................  $754,389
                                                              ========

NET ASSETS:
Accumulation unit values....................................  $753,155
Retained by AXA Equitable in Separate Account FP............     1,234
                                                              --------
TOTAL NET ASSETS............................................  $754,389
                                                              ========

Investments in shares of the Portfolios, at cost............  $723,585

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                         TEMPLETON    TEMPLETON               VANECK
                                                                         DEVELOPING    GLOBAL    TEMPLETON  VIP GLOBAL
                                                             TARGET 2055  MARKETS     BOND VIP   GROWTH VIP HARD ASSETS
                                                             ALLOCATION*  VIP FUND      FUND        FUND       FUND
                                                             ----------- ----------- ----------- ---------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $264,290   $ 9,563,400 $41,472,889 $4,576,794 $12,986,601
Receivable for shares of the Portfolios sold................        --           419      97,148         --      45,552
Receivable for policy-related transactions..................        --            --          --        432          --
                                                              --------   ----------- ----------- ---------- -----------
   Total assets.............................................   264,290     9,563,819  41,570,037  4,577,226  13,032,153
                                                              --------   ----------- ----------- ---------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --            --          --        432          --
Payable for policy-related transactions.....................        --           339      97,148         --      45,552
                                                              --------   ----------- ----------- ---------- -----------
   Total liabilities........................................        --           339      97,148        432      45,552
                                                              --------   ----------- ----------- ---------- -----------
NET ASSETS..................................................  $264,290   $ 9,563,480 $41,472,889 $4,576,794 $12,986,601
                                                              ========   =========== =========== ========== ===========

NET ASSETS:
Accumulation unit values....................................  $264,290   $ 9,563,480 $41,472,453 $4,575,014 $12,985,915
Retained by AXA Equitable in Separate Account FP............        --            --         436      1,780         686
                                                              --------   ----------- ----------- ---------- -----------
TOTAL NET ASSETS............................................  $264,290   $ 9,563,480 $41,472,889 $4,576,794 $12,986,601
                                                              ========   =========== =========== ========== ===========

Investments in shares of the Portfolios, at cost............  $264,315   $10,838,938 $44,874,584 $4,825,322 $13,082,861

                                                                  VANGUARD
                                                             VARIABLE INSURANCE
                                                             FUND - EQUITY INDEX
                                                                  PORTFOLIO
                                                             -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......     $7,254,068
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................            980
                                                                 ----------
   Total assets.............................................      7,255,048
                                                                 ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            980
Payable for policy-related transactions.....................             --
                                                                 ----------
   Total liabilities........................................            980
                                                                 ----------
NET ASSETS..................................................     $7,254,068
                                                                 ==========

NET ASSETS:
Accumulation unit values....................................     $7,242,924
Retained by AXA Equitable in Separate Account FP............         11,144
                                                                 ----------
TOTAL NET ASSETS............................................     $7,254,068
                                                                 ==========

Investments in shares of the Portfolios, at cost............     $6,287,806

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                              PORTFOLIO
                                                               SHARE CLASS** SHARES HELD
                                                             --------------- -----------
1290 VT SOCIALLY RESPONSIBLE................................       A             28,820
1290 VT SOCIALLY RESPONSIBLE................................       B            197,136

ALL ASSET AGGRESSIVE-ALT 25.................................       B            451,950

ALL ASSET GROWTH-ALT 20.....................................       B          1,039,432

ALL ASSET MODERATE GROWTH-ALT 15............................       B            855,458

AMERICAN CENTURY VP MID CAP VALUE FUND......................    CLASS II      2,409,950

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................    CLASS 4         206,294

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........    CLASS 4         402,775

AXA 400 MANAGED VOLATILITY..................................       B            198,625

AXA 500 MANAGED VOLATILITY..................................       B            337,594

AXA 2000 MANAGED VOLATILITY.................................       B            164,187

AXA AGGRESSIVE ALLOCATION...................................       A          5,386,835
AXA AGGRESSIVE ALLOCATION...................................       B          7,582,295

AXA BALANCED STRATEGY.......................................       B          1,928,154

AXA CONSERVATIVE ALLOCATION.................................       A          2,448,848
AXA CONSERVATIVE ALLOCATION.................................       B            931,292

AXA CONSERVATIVE GROWTH STRATEGY............................       B            452,252

AXA CONSERVATIVE STRATEGY...................................       B            235,297

AXA CONSERVATIVE-PLUS ALLOCATION............................       A          1,817,562
AXA CONSERVATIVE-PLUS ALLOCATION............................       B          1,518,954

AXA GLOBAL EQUITY MANAGED VOLATILITY........................       A          1,827,234
AXA GLOBAL EQUITY MANAGED VOLATILITY........................       B          6,875,274

AXA GROWTH STRATEGY.........................................       B          3,055,456

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................       A          1,466,350
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................       B          4,942,980

AXA INTERNATIONAL MANAGED VOLATILITY........................       B            208,445

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................       A          1,355,685
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................       B          5,122,088

AXA LARGE CAP CORE MANAGED VOLATILITY.......................       A            431,848
AXA LARGE CAP CORE MANAGED VOLATILITY.......................       B          2,357,553

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................       A          1,477,449
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................       B          7,042,870

AXA LARGE CAP VALUE MANAGED VOLATILITY......................       A         15,684,251
AXA LARGE CAP VALUE MANAGED VOLATILITY......................       B          7,652,699

AXA MID CAP VALUE MANAGED VOLATILITY........................       A         11,371,138
AXA MID CAP VALUE MANAGED VOLATILITY........................       B            792,064

AXA MODERATE ALLOCATION.....................................       A         53,628,604
AXA MODERATE ALLOCATION.....................................       B         10,984,273

AXA MODERATE GROWTH STRATEGY................................       B          6,157,184

AXA MODERATE-PLUS ALLOCATION................................       A         17,013,696
AXA MODERATE-PLUS ALLOCATION................................       B         22,767,853

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              PORTFOLIO
                                                               SHARE CLASS** SHARES HELD
                                                             --------------- -----------
AXA SMARTBETA EQUITY........................................        B            16,235

AXA/AB SMALL CAP GROWTH.....................................        A         7,203,648
AXA/AB SMALL CAP GROWTH.....................................        B         3,710,821

AXA/CLEARBRIDGE LARGE CAP GROWTH............................        A         1,006,063
AXA/CLEARBRIDGE LARGE CAP GROWTH............................        B         5,954,186

AXA/JANUS ENTERPRISE........................................        A         1,088,240
AXA/JANUS ENTERPRISE........................................        B         1,336,083

AXA/LOOMIS SAYLES GROWTH....................................        A         1,685,009
AXA/LOOMIS SAYLES GROWTH....................................        B         2,750,034

BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................    CLASS III       332,672

CHARTER/SM/ MULTI-SECTOR BOND...............................        A        17,807,206
CHARTER/SM/ MULTI-SECTOR BOND...............................        B         4,195,318

CHARTER/SM/ SMALL CAP GROWTH................................        B           891,689

CHARTER/SM/ SMALL CAP VALUE.................................        A           831,551
CHARTER/SM/ SMALL CAP VALUE.................................        B         1,005,793

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO......................    CLASS II            268

EQ/BLACKROCK BASIC VALUE EQUITY.............................        A         1,731,250
EQ/BLACKROCK BASIC VALUE EQUITY.............................        B         7,403,019

EQ/BOSTON ADVISORS EQUITY INCOME............................        A           838,071
EQ/BOSTON ADVISORS EQUITY INCOME............................        B         2,629,033

EQ/CAPITAL GUARDIAN RESEARCH................................        A           613,052
EQ/CAPITAL GUARDIAN RESEARCH................................        B         4,064,804

EQ/COMMON STOCK INDEX.......................................        A        47,930,445
EQ/COMMON STOCK INDEX.......................................        B         6,857,213

EQ/CONVERTIBLE SECURITIES...................................        B               855

EQ/CORE BOND INDEX..........................................        A         2,891,747
EQ/CORE BOND INDEX..........................................        B         2,473,678

EQ/EQUITY 500 INDEX.........................................        A        14,565,143
EQ/EQUITY 500 INDEX.........................................        B         5,867,550

EQ/GAMCO MERGERS AND ACQUISITIONS...........................        A            57,615
EQ/GAMCO MERGERS AND ACQUISITIONS...........................        B         1,095,020

EQ/GAMCO SMALL COMPANY VALUE................................        A           104,322
EQ/GAMCO SMALL COMPANY VALUE................................        B         2,844,023

EQ/GLOBAL BOND PLUS.........................................        A           953,629
EQ/GLOBAL BOND PLUS.........................................        B         1,005,230

EQ/INTERMEDIATE GOVERNMENT BOND.............................        A         6,869,622
EQ/INTERMEDIATE GOVERNMENT BOND.............................        B         2,058,034

EQ/INTERNATIONAL EQUITY INDEX...............................        A        26,417,497
EQ/INTERNATIONAL EQUITY INDEX...............................        B         6,261,483

EQ/INVESCO COMSTOCK.........................................        A           687,221
EQ/INVESCO COMSTOCK.........................................        B           808,660

EQ/JPMORGAN VALUE OPPORTUNITIES.............................        A           190,393
EQ/JPMORGAN VALUE OPPORTUNITIES.............................        B         1,848,121

EQ/LARGE CAP GROWTH INDEX...................................        A         1,405,290
EQ/LARGE CAP GROWTH INDEX...................................        B         9,904,682

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              PORTFOLIO
                                                               SHARE CLASS** SHARES HELD
                                                             --------------- -----------
EQ/LARGE CAP VALUE INDEX....................................        A          1,468,699
EQ/LARGE CAP VALUE INDEX....................................        B          1,415,688

EQ/MFS INTERNATIONAL GROWTH.................................        B          5,869,631

EQ/MID CAP INDEX............................................        A          2,219,543
EQ/MID CAP INDEX............................................        B          6,542,390

EQ/MONEY MARKET.............................................        A        124,650,305
EQ/MONEY MARKET.............................................        B         45,983,643

EQ/PIMCO ULTRA SHORT BOND...................................        A          1,445,671
EQ/PIMCO ULTRA SHORT BOND...................................        B          1,694,060

EQ/QUALITY BOND PLUS........................................        A          4,294,223
EQ/QUALITY BOND PLUS........................................        B          2,438,667

EQ/SMALL COMPANY INDEX......................................        A          4,374,535
EQ/SMALL COMPANY INDEX......................................        B          3,191,656

EQ/T. ROWE PRICE GROWTH STOCK...............................        A            148,044
EQ/T. ROWE PRICE GROWTH STOCK...............................        B          1,914,282

EQ/UBS GROWTH & INCOME......................................        B          1,277,275

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO............. SERVICE CLASS 2      74,485

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..................... SERVICE CLASS 2   2,637,261

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..................... SERVICE CLASS 2      73,854

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO........... SERVICE CLASS 2   1,332,260

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO................... SERVICE CLASS 2     436,160

FIDELITY(R) VIP HIGH INCOME PORTFOLIO....................... SERVICE CLASS 2     697,323

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO............. SERVICE CLASS 2     745,697

FIDELITY(R) VIP MID CAP PORTFOLIO........................... SERVICE CLASS 2     727,299

FIDELITY(R) VIP VALUE PORTFOLIO............................. SERVICE CLASS 2      51,410

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.................. SERVICE CLASS 2      21,086

FRANKLIN MUTUAL SHARES VIP FUND.............................     CLASS 2         522,659

FRANKLIN RISING DIVIDENDS VIP FUND..........................     CLASS 2       2,170,358

FRANKLIN SMALL CAP VALUE VIP FUND...........................     CLASS 2         574,201

FRANKLIN STRATEGIC INCOME VIP FUND..........................     CLASS 2       2,894,418

GOLDMAN SACHS VIT MID CAP VALUE FUND........................ SERVICE SHARES      638,258

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................    SERIES II        503,671

INVESCO V.I. GLOBAL REAL ESTATE FUND........................    SERIES II      2,234,971

INVESCO V.I. INTERNATIONAL GROWTH FUND......................    SERIES II        931,970

INVESCO V.I. MID CAP CORE EQUITY FUND.......................    SERIES II        268,177

INVESCO V.I. SMALL CAP EQUITY FUND..........................    SERIES II        262,428

IVY VIP DIVIDEND OPPORTUNITIES..............................  COMMON SHARES       96,167

IVY VIP ENERGY..............................................  COMMON SHARES    2,931,415

IVY VIP HIGH INCOME.........................................  COMMON SHARES    7,971,778

IVY VIP MID CAP GROWTH......................................  COMMON SHARES    2,829,863

IVY VIP SCIENCE AND TECHNOLOGY..............................  COMMON SHARES    1,009,412

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                   PORTFOLIO
                                                                 SHARE CLASS**    SHARES HELD
                                                             -------------------- -----------
IVY VIP SMALL CAP GROWTH....................................    COMMON SHARES        897,178

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........    SERVICE SHARES     2,531,459

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................    SERVICE CLASS      3,471,616

MFS(R) INVESTORS TRUST SERIES...............................    SERVICE CLASS        103,543

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......    SERVICE CLASS        247,545

MFS(R) UTILITIES SERIES.....................................    SERVICE CLASS         96,889

MULTIMANAGER AGGRESSIVE EQUITY..............................          A            7,457,405
MULTIMANAGER AGGRESSIVE EQUITY..............................          B              546,110

MULTIMANAGER CORE BOND......................................          A            2,091,951
MULTIMANAGER CORE BOND......................................          B            5,027,129

MULTIMANAGER MID CAP GROWTH.................................          A            1,185,247
MULTIMANAGER MID CAP GROWTH.................................          B            2,284,890

MULTIMANAGER MID CAP VALUE..................................          A              677,614
MULTIMANAGER MID CAP VALUE..................................          B            2,404,066

MULTIMANAGER TECHNOLOGY.....................................          A              816,404
MULTIMANAGER TECHNOLOGY.....................................          B            3,658,723

NATURAL RESOURCES PORTFOLIO.................................       CLASS II          149,760

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............    ADVISOR CLASS      1,206,185

PIMCO REAL RETURN PORTFOLIO.................................    ADVISOR CLASS      1,971,717

PIMCO TOTAL RETURN PORTFOLIO................................    ADVISOR CLASS      5,836,799

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................       CLASS II          447,632

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II................       CLASS II          131,780

TARGET 2015 ALLOCATION......................................          B               33,352
TARGET 2025 ALLOCATION......................................          B              209,720
TARGET 2035 ALLOCATION......................................          B              131,915
TARGET 2045 ALLOCATION......................................          B               74,692
TARGET 2055 ALLOCATION......................................          B               28,232

TEMPLETON DEVELOPING MARKETS VIP FUND.......................       CLASS 2         1,299,375

TEMPLETON GLOBAL BOND VIP FUND..............................       CLASS 2         2,552,178

TEMPLETON GROWTH VIP FUND...................................       CLASS 2           334,073

VANECK VIP GLOBAL HARD ASSETS FUND..........................    CLASS S SHARES       556,648

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO... INVESTOR SHARE CLASS    203,594

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
1290 VT SOCIALLY RESPONSIBLE................................  0.00%         A          $284.69         1
1290 VT SOCIALLY RESPONSIBLE................................  0.00%         B          $178.36         5
1290 VT SOCIALLY RESPONSIBLE................................  0.60%         B          $160.64         9
1290 VT SOCIALLY RESPONSIBLE................................  0.80%         B          $155.11        --

ALL ASSET AGGRESSIVE-ALT 25.................................  0.00%         B          $ 10.39         1
ALL ASSET AGGRESSIVE-ALT 25.................................  0.00%         B          $117.06        39
ALL ASSET AGGRESSIVE-ALT 25.................................  0.60%         B          $114.52         7
ALL ASSET AGGRESSIVE-ALT 25.................................  0.90%         B          $113.27         1

ALL ASSET GROWTH-ALT 20.....................................  0.00%         B          $ 10.37        21
ALL ASSET GROWTH-ALT 20.....................................  0.00%         B          $143.62       100
ALL ASSET GROWTH-ALT 20.....................................  0.60%         B          $137.95        35
ALL ASSET GROWTH-ALT 20.....................................  0.80%         B          $136.10        --
ALL ASSET GROWTH-ALT 20.....................................  0.90%         B          $135.19         2

ALL ASSET MODERATE GROWTH-ALT 15............................  0.00%         B          $ 10.34       116
ALL ASSET MODERATE GROWTH-ALT 15............................  0.00%         B          $112.39        69
ALL ASSET MODERATE GROWTH-ALT 15............................  0.60%         B          $109.95         5
ALL ASSET MODERATE GROWTH-ALT 15............................  0.80%         B          $109.14        --
ALL ASSET MODERATE GROWTH-ALT 15............................  0.90%         B          $108.74        --

AMERICAN CENTURY VP MID CAP VALUE FUND......................  0.00%      CLASS II      $ 22.43       127
AMERICAN CENTURY VP MID CAP VALUE FUND......................  0.00%      CLASS II      $224.30       115
AMERICAN CENTURY VP MID CAP VALUE FUND......................  0.60%      CLASS II      $215.45        98
AMERICAN CENTURY VP MID CAP VALUE FUND......................  0.80%      CLASS II      $212.57        --
AMERICAN CENTURY VP MID CAP VALUE FUND......................  0.90%      CLASS II      $211.14         5

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  0.00%      CLASS 4       $ 11.68        12
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  0.00%      CLASS 4       $116.81        26
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  0.60%      CLASS 4       $114.28         8
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  0.80%      CLASS 4       $113.44        --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  0.90%      CLASS 4       $113.02         1

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.00%      CLASS 4       $  9.97       103
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.00%      CLASS 4       $ 99.69        46
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.60%      CLASS 4       $ 97.53        20
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.80%      CLASS 4       $ 96.81        --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.90%      CLASS 4       $ 96.46         3

AXA 400 MANAGED VOLATILITY..................................  0.00%         B          $189.88        12
AXA 400 MANAGED VOLATILITY..................................  0.60%         B          $182.39        11
AXA 400 MANAGED VOLATILITY..................................  0.80%         B          $179.95        --
AXA 400 MANAGED VOLATILITY..................................  0.90%         B          $178.74        --

AXA 500 MANAGED VOLATILITY..................................  0.00%         B          $188.80        20
AXA 500 MANAGED VOLATILITY..................................  0.60%         B          $181.35        16
AXA 500 MANAGED VOLATILITY..................................  0.80%         B          $178.92        --
AXA 500 MANAGED VOLATILITY..................................  0.90%         B          $177.72         1

AXA 2000 MANAGED VOLATILITY.................................  0.00%         B          $178.58        11
AXA 2000 MANAGED VOLATILITY.................................  0.60%         B          $171.53         7
AXA 2000 MANAGED VOLATILITY.................................  0.80%         B          $169.23        --
AXA 2000 MANAGED VOLATILITY.................................  0.90%         B          $168.09        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION...................................  0.00%          A         $ 22.25        42
AXA AGGRESSIVE ALLOCATION...................................  0.00%          A         $133.47        --
AXA AGGRESSIVE ALLOCATION...................................  0.00%          A         $221.08       128
AXA AGGRESSIVE ALLOCATION...................................  0.60%          A         $204.14       128
AXA AGGRESSIVE ALLOCATION...................................  0.80%          A         $198.76         1
AXA AGGRESSIVE ALLOCATION...................................  0.90%          A         $196.13         7
AXA AGGRESSIVE ALLOCATION...................................  0.00%          B         $216.58       323
AXA AGGRESSIVE ALLOCATION...................................  0.60%          B         $199.98        50

AXA BALANCED STRATEGY.......................................  0.00%          B         $148.21       188

AXA CONSERVATIVE ALLOCATION.................................  0.00%          A         $ 14.31       127
AXA CONSERVATIVE ALLOCATION.................................  0.00%          A         $128.39         5
AXA CONSERVATIVE ALLOCATION.................................  0.00%          A         $157.07        42
AXA CONSERVATIVE ALLOCATION.................................  0.60%          A         $145.04        78
AXA CONSERVATIVE ALLOCATION.................................  0.80%          A         $141.22        --
AXA CONSERVATIVE ALLOCATION.................................  0.90%          A         $139.35        18
AXA CONSERVATIVE ALLOCATION.................................  0.00%          B         $153.87        42
AXA CONSERVATIVE ALLOCATION.................................  0.60%          B         $142.08        16

AXA CONSERVATIVE GROWTH STRATEGY............................  0.00%          B         $140.38        44

AXA CONSERVATIVE STRATEGY...................................  0.00%          B         $125.12        22

AXA CONSERVATIVE-PLUS ALLOCATION............................  0.00%          A         $ 16.32        48
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.00%          A         $131.18        --
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.00%          A         $172.69        39
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.60%          A         $159.46        57
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.80%          A         $155.26         1
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.90%          A         $153.21         3
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.00%          B         $169.18        66
AXA CONSERVATIVE-PLUS ALLOCATION............................  0.60%          B         $156.22        21

AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.00%          A         $ 22.89        16
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.00%          A         $323.82         1
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.00%          A         $521.38        51
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.00%          B         $279.54       105
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.60%          B         $248.79       254
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.60%          B         $337.32        14
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.80%          B         $239.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY........................  0.90%          B         $234.65        23

AXA GROWTH STRATEGY.........................................  0.00%          B         $165.21       304

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.00%          A         $220.34        58
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.60%          A         $158.30         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.00%          B         $142.79       128
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.60%          B         $128.23       190
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.80%          B         $124.20        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................  0.90%          B         $121.68        18

AXA INTERNATIONAL MANAGED VOLATILITY........................  0.00%          B         $113.55        17
AXA INTERNATIONAL MANAGED VOLATILITY........................  0.60%          B         $109.07         4
AXA INTERNATIONAL MANAGED VOLATILITY........................  0.80%          B         $107.61        --
AXA INTERNATIONAL MANAGED VOLATILITY........................  0.90%          B         $106.89        --

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.00%          A         $ 15.87        31
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.00%          A         $170.11         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.00%          A         $216.61        67
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.60%          A         $153.78         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.00%          B         $158.35       123
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.60%          B         $153.82         5
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.60%          B         $157.06       222
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.80%          B         $137.73         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................  0.90%          B         $148.54        25

AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.00%          A         $ 26.02         6
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.00%          A         $291.96        14
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.60%          A         $203.50        --
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.00%          B         $188.00        80
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.60%          B         $169.13        45
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.80%          B         $163.25        --
AXA LARGE CAP CORE MANAGED VOLATILITY.......................  0.90%          B         $160.38         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.00%          A         $ 27.91        10
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.00%          A         $273.13         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.00%          A         $359.50       106
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.60%          A         $222.08        11
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.00%          B         $343.12       103
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.60%          B         $175.14        49
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.60%          B         $304.82       447
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.80%          B         $292.97         6
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................  0.90%          B         $287.23        32

AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.00%          A         $ 24.60         8
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.00%          A         $207.73         1
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.00%          A         $211.75       106
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.00%          A         $280.36       223
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.60%          A         $193.51        13
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.60%          A         $220.92       682
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.80%          A         $184.18        17
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.90%          A         $208.95       114
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.00%          B         $209.01        88
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.60%          B         $187.27         7
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.60%          B         $218.06       502
AXA LARGE CAP VALUE MANAGED VOLATILITY......................  0.90%          B         $206.24        --

AXA MID CAP VALUE MANAGED VOLATILITY........................  0.00%          A         $ 31.16        25
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.00%          A         $276.82         1
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.00%          A         $357.86        26
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.00%          A         $384.44       119
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.60%          A         $266.03         5
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.60%          A         $308.82        27
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.60%          A         $317.91       375
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.80%          A         $305.56         3
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.90%          A         $299.57        30
AXA MID CAP VALUE MANAGED VOLATILITY........................  0.00%          B         $356.34        38

AXA MODERATE ALLOCATION.....................................  0.00%          A         $ 17.28       216
AXA MODERATE ALLOCATION.....................................  0.00%          A         $130.00         6
AXA MODERATE ALLOCATION.....................................  0.00%          A         $372.16       217
AXA MODERATE ALLOCATION.....................................  0.60%          A         $797.10       735
AXA MODERATE ALLOCATION.....................................  0.80%          A         $256.33        11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION.....................................  0.90%          A         $323.48        159
AXA MODERATE ALLOCATION.....................................  0.00%          B         $183.24        486
AXA MODERATE ALLOCATION.....................................  0.60%          B         $168.31        351

AXA MODERATE GROWTH STRATEGY................................  0.00%          B         $156.57        617

AXA MODERATE-PLUS ALLOCATION................................  0.00%          A         $ 19.70        298
AXA MODERATE-PLUS ALLOCATION................................  0.00%          A         $133.37          3
AXA MODERATE-PLUS ALLOCATION................................  0.00%          A         $207.81        433
AXA MODERATE-PLUS ALLOCATION................................  0.60%          A         $191.89        383
AXA MODERATE-PLUS ALLOCATION................................  0.80%          A         $186.83          3
AXA MODERATE-PLUS ALLOCATION................................  0.90%          A         $184.35         53
AXA MODERATE-PLUS ALLOCATION................................  0.00%          B         $203.57      1,017
AXA MODERATE-PLUS ALLOCATION................................  0.60%          B         $187.97        181

AXA SMARTBETA EQUITY........................................  0.00%          B         $ 10.36         13
AXA SMARTBETA EQUITY........................................  0.00%          B         $103.57         --
AXA SMARTBETA EQUITY........................................  0.60%          B         $103.17         --

AXA/AB SMALL CAP GROWTH.....................................  0.00%          A         $ 34.25         65
AXA/AB SMALL CAP GROWTH.....................................  0.00%          A         $450.34         78
AXA/AB SMALL CAP GROWTH.....................................  0.60%          A         $400.06        206
AXA/AB SMALL CAP GROWTH.....................................  0.80%          A         $384.51          3
AXA/AB SMALL CAP GROWTH.....................................  0.90%          A         $376.97         25
AXA/AB SMALL CAP GROWTH.....................................  0.00%          B         $369.65         33
AXA/AB SMALL CAP GROWTH.....................................  0.60%          B         $296.48        171

AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.00%          A         $ 28.35         99
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.00%          A         $266.87         --
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.00%          A         $376.24         21
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.00%          B         $215.27        149
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.60%          B         $187.93        150
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.80%          B         $187.28          1
AXA/CLEARBRIDGE LARGE CAP GROWTH............................  0.90%          B         $184.04         10

AXA/JANUS ENTERPRISE........................................  0.00%          A         $157.68         41
AXA/JANUS ENTERPRISE........................................  0.60%          A         $148.74         67
AXA/JANUS ENTERPRISE........................................  0.80%          A         $145.86          1
AXA/JANUS ENTERPRISE........................................  0.90%          A         $144.44          4
AXA/JANUS ENTERPRISE........................................  0.00%          B         $228.20         70
AXA/JANUS ENTERPRISE........................................  0.60%          B         $146.99         32

AXA/LOOMIS SAYLES GROWTH....................................  0.00%          A         $ 19.77         30
AXA/LOOMIS SAYLES GROWTH....................................  0.00%          A         $210.78          8
AXA/LOOMIS SAYLES GROWTH....................................  0.60%          A         $198.83         40
AXA/LOOMIS SAYLES GROWTH....................................  0.80%          A         $194.99         --
AXA/LOOMIS SAYLES GROWTH....................................  0.90%          A         $193.09          3
AXA/LOOMIS SAYLES GROWTH....................................  0.00%          B         $257.40         55
AXA/LOOMIS SAYLES GROWTH....................................  0.60%          B         $196.56         20

BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................  0.00%      CLASS III     $ 13.56        154
BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................  0.00%      CLASS III     $135.56         17

CHARTER/SM/ MULTI-SECTOR BOND...............................  0.00%          A         $ 14.41         35
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.00%          A         $234.53         94
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.60%          A         $391.20        101
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.80%          A         $154.33          3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.90%         A         $  229.34       19
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.00%         B         $  141.87       42
CHARTER/SM/ MULTI-SECTOR BOND...............................  0.60%         B         $  110.17       90

CHARTER/SM/ SMALL CAP GROWTH................................  0.00%         B         $  132.89        1
CHARTER/SM/ SMALL CAP GROWTH................................  0.00%         B         $  194.86       41
CHARTER/SM/ SMALL CAP GROWTH................................  0.60%         B         $  125.41       20
CHARTER/SM/ SMALL CAP GROWTH................................  0.80%         B         $  123.00       --
CHARTER/SM/ SMALL CAP GROWTH................................  0.90%         B         $  121.81        1

CHARTER/SM/ SMALL CAP VALUE.................................  0.00%         A         $  302.56       41
CHARTER/SM/ SMALL CAP VALUE.................................  0.60%         A         $  279.39        5
CHARTER/SM/ SMALL CAP VALUE.................................  0.00%         B         $  317.38       18
CHARTER/SM/ SMALL CAP VALUE.................................  0.60%         B         $  278.62        2
CHARTER/SM/ SMALL CAP VALUE.................................  0.60%         B         $  286.16       33
CHARTER/SM/ SMALL CAP VALUE.................................  0.80%         B         $  276.05       --
CHARTER/SM/ SMALL CAP VALUE.................................  0.90%         B         $  270.65       --
CHARTER/SM/ SMALL CAP VALUE.................................  0.90%         B         $  271.27        2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO......................  0.00%      CLASS II     $   11.28       --

EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.00%         A         $   27.78      145
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.00%         A         $  259.53        3
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.00%         A         $  362.37       93
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.60%         A         $  334.63        5
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.00%         B         $  476.93      123
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.60%         B         $  277.09       24
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.60%         B         $  423.70      228
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.80%         B         $  407.24        2
EQ/BLACKROCK BASIC VALUE EQUITY.............................  0.90%         B         $  399.26       23

EQ/BOSTON ADVISORS EQUITY INCOME............................  0.00%         A         $  161.95        4
EQ/BOSTON ADVISORS EQUITY INCOME............................  0.60%         A         $  152.77       26
EQ/BOSTON ADVISORS EQUITY INCOME............................  0.80%         A         $  149.81       --
EQ/BOSTON ADVISORS EQUITY INCOME............................  0.90%         A         $  148.36        1
EQ/BOSTON ADVISORS EQUITY INCOME............................  0.00%         B         $  223.16       57
EQ/BOSTON ADVISORS EQUITY INCOME............................  0.60%         B         $  150.98       16

EQ/CAPITAL GUARDIAN RESEARCH................................  0.00%         A         $   30.04       21
EQ/CAPITAL GUARDIAN RESEARCH................................  0.00%         A         $  260.22        2
EQ/CAPITAL GUARDIAN RESEARCH................................  0.00%         A         $  353.49       34
EQ/CAPITAL GUARDIAN RESEARCH................................  0.60%         A         $  222.92        3
EQ/CAPITAL GUARDIAN RESEARCH................................  0.00%         B         $  268.51       40
EQ/CAPITAL GUARDIAN RESEARCH................................  0.60%         B         $  241.91      308
EQ/CAPITAL GUARDIAN RESEARCH................................  0.80%         B         $  233.60        3
EQ/CAPITAL GUARDIAN RESEARCH................................  0.90%         B         $  229.56       26

EQ/COMMON STOCK INDEX.......................................  0.00%         A         $   28.95      152
EQ/COMMON STOCK INDEX.......................................  0.00%         A         $  597.19      360
EQ/COMMON STOCK INDEX.......................................  0.60%         A         $1,507.00      688
EQ/COMMON STOCK INDEX.......................................  0.80%         A         $  361.15       33
EQ/COMMON STOCK INDEX.......................................  0.90%         A         $  613.30      151
EQ/COMMON STOCK INDEX.......................................  0.00%         B         $  186.50      265
EQ/COMMON STOCK INDEX.......................................  0.60%         B         $  202.14      716

EQ/CONVERTIBLE SECURITIES...................................  0.00%         B         $   11.14       --
EQ/CONVERTIBLE SECURITIES...................................  0.00%         B         $  111.40       --
EQ/CONVERTIBLE SECURITIES...................................  0.60%         B         $  110.96       --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
EQ/CORE BOND INDEX..........................................  0.00%          A         $135.35       120
EQ/CORE BOND INDEX..........................................  0.00%          A         $141.47         6
EQ/CORE BOND INDEX..........................................  0.60%          A         $132.57         4
EQ/CORE BOND INDEX..........................................  0.60%          A         $158.48        61
EQ/CORE BOND INDEX..........................................  0.80%          A         $125.33        --
EQ/CORE BOND INDEX..........................................  0.90%          A         $123.45         9
EQ/CORE BOND INDEX..........................................  0.00%          B         $140.63        92
EQ/CORE BOND INDEX..........................................  0.60%          B         $154.86        11
EQ/CORE BOND INDEX..........................................  0.60%          B         $157.54        62

EQ/EQUITY 500 INDEX.........................................  0.00%          A         $ 28.11       433
EQ/EQUITY 500 INDEX.........................................  0.00%          A         $676.05       307
EQ/EQUITY 500 INDEX.........................................  0.60%          A         $595.44       461
EQ/EQUITY 500 INDEX.........................................  0.80%          A         $400.55         9
EQ/EQUITY 500 INDEX.........................................  0.90%          A         $555.73        82
EQ/EQUITY 500 INDEX.........................................  0.00%          B         $204.61       602
EQ/EQUITY 500 INDEX.........................................  0.60%          B         $190.15       498

EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.00%          A         $ 14.05        14
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.00%          A         $140.45         4
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.00%          B         $144.48        14
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.00%          B         $180.20        37
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.60%          B         $136.29        36
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.80%          B         $133.65        --
EQ/GAMCO MERGERS AND ACQUISITIONS...........................  0.90%          B         $132.35         5

EQ/GAMCO SMALL COMPANY VALUE................................  0.00%          A         $ 21.58       165
EQ/GAMCO SMALL COMPANY VALUE................................  0.00%          A         $215.78        12
EQ/GAMCO SMALL COMPANY VALUE................................  0.00%          B         $247.87        15
EQ/GAMCO SMALL COMPANY VALUE................................  0.00%          B         $379.49       273
EQ/GAMCO SMALL COMPANY VALUE................................  0.60%          B         $233.82       234
EQ/GAMCO SMALL COMPANY VALUE................................  0.80%          B         $229.30         1
EQ/GAMCO SMALL COMPANY VALUE................................  0.90%          B         $227.07        19

EQ/GLOBAL BOND PLUS.........................................  0.00%          A         $ 12.08        38
EQ/GLOBAL BOND PLUS.........................................  0.00%          A         $138.13        23
EQ/GLOBAL BOND PLUS.........................................  0.60%          A         $122.03        30
EQ/GLOBAL BOND PLUS.........................................  0.80%          A         $119.66        --
EQ/GLOBAL BOND PLUS.........................................  0.90%          A         $118.50         8
EQ/GLOBAL BOND PLUS.........................................  0.00%          B         $131.64        49
EQ/GLOBAL BOND PLUS.........................................  0.60%          B         $120.59        20

EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.00%          A         $ 11.26        61
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.00%          A         $234.93       203
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.60%          A         $251.82        75
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.80%          A         $177.78         1
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.90%          A         $201.07        14
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.00%          B         $123.82         4
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.00%          B         $168.70        30
EQ/INTERMEDIATE GOVERNMENT BOND.............................  0.60%          B         $151.68       101

EQ/INTERNATIONAL EQUITY INDEX...............................  0.00%          A         $ 16.48       211
EQ/INTERNATIONAL EQUITY INDEX...............................  0.00%          A         $190.81       216
EQ/INTERNATIONAL EQUITY INDEX...............................  0.60%          A         $167.40       958
EQ/INTERNATIONAL EQUITY INDEX...............................  0.80%          A         $135.77         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...............................  0.90%          A         $156.75         93
EQ/INTERNATIONAL EQUITY INDEX...............................  0.00%          B         $130.27        159
EQ/INTERNATIONAL EQUITY INDEX...............................  0.60%          B         $124.32        248
EQ/INTERNATIONAL EQUITY INDEX...............................  0.90%          B         $115.40         --

EQ/INVESCO COMSTOCK.........................................  0.00%          A         $ 11.40         12
EQ/INVESCO COMSTOCK.........................................  0.00%          A         $163.79         31
EQ/INVESCO COMSTOCK.........................................  0.60%          A         $154.50         30
EQ/INVESCO COMSTOCK.........................................  0.80%          A         $151.51         --
EQ/INVESCO COMSTOCK.........................................  0.90%          A         $150.04          7
EQ/INVESCO COMSTOCK.........................................  0.00%          B         $208.50         51
EQ/INVESCO COMSTOCK.........................................  0.60%          B         $152.62         14

EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.00%          A         $ 30.94         25
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.00%          A         $270.18         --
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.00%          A         $351.95          7
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.00%          B         $328.64         34
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.60%          B         $204.90          8
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.60%          B         $291.96         63
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.80%          B         $280.62          1
EQ/JPMORGAN VALUE OPPORTUNITIES.............................  0.90%          B         $275.11          9

EQ/LARGE CAP GROWTH INDEX...................................  0.00%          A         $ 32.60         37
EQ/LARGE CAP GROWTH INDEX...................................  0.00%          A         $291.13          2
EQ/LARGE CAP GROWTH INDEX...................................  0.00%          A         $349.98         41
EQ/LARGE CAP GROWTH INDEX...................................  0.60%          A         $233.05          2
EQ/LARGE CAP GROWTH INDEX...................................  0.00%          B         $174.16        131
EQ/LARGE CAP GROWTH INDEX...................................  0.60%          B         $156.68        551
EQ/LARGE CAP GROWTH INDEX...................................  0.80%          B         $151.23          6
EQ/LARGE CAP GROWTH INDEX...................................  0.90%          B         $148.57         25

EQ/LARGE CAP VALUE INDEX....................................  0.00%          A         $105.57         42
EQ/LARGE CAP VALUE INDEX....................................  0.60%          A         $ 99.58         50
EQ/LARGE CAP VALUE INDEX....................................  0.80%          A         $ 97.66         --
EQ/LARGE CAP VALUE INDEX....................................  0.90%          A         $ 96.71         33
EQ/LARGE CAP VALUE INDEX....................................  0.00%          B         $121.61         81
EQ/LARGE CAP VALUE INDEX....................................  0.60%          B         $ 98.43         24

EQ/MFS INTERNATIONAL GROWTH.................................  0.00%          B         $117.90         69
EQ/MFS INTERNATIONAL GROWTH.................................  0.00%          B         $188.15         87
EQ/MFS INTERNATIONAL GROWTH.................................  0.60%          B         $111.22        106
EQ/MFS INTERNATIONAL GROWTH.................................  0.80%          B         $109.06         --
EQ/MFS INTERNATIONAL GROWTH.................................  0.90%          B         $108.00         21

EQ/MID CAP INDEX............................................  0.00%          A         $ 34.62         71
EQ/MID CAP INDEX............................................  0.00%          A         $267.71          2
EQ/MID CAP INDEX............................................  0.00%          A         $396.14         73
EQ/MID CAP INDEX............................................  0.60%          A         $271.64          3
EQ/MID CAP INDEX............................................  0.00%          B         $253.03        118
EQ/MID CAP INDEX............................................  0.60%          B         $229.34        265
EQ/MID CAP INDEX............................................  0.80%          B         $221.92          1
EQ/MID CAP INDEX............................................  0.90%          B         $218.30         16

EQ/MONEY MARKET.............................................  0.00%          A         $ 10.00         55
EQ/MONEY MARKET.............................................  0.00%          A         $ 10.04      1,070
EQ/MONEY MARKET.............................................  0.00%          A         $172.07        189

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
EQ/MONEY MARKET.............................................  0.60%          A         $241.47       270
EQ/MONEY MARKET.............................................  0.80%          A         $135.55         2
EQ/MONEY MARKET.............................................  0.90%          A         $149.57        23
EQ/MONEY MARKET.............................................  0.00%          B         $131.49       154
EQ/MONEY MARKET.............................................  0.60%          B         $123.68       206

EQ/PIMCO ULTRA SHORT BOND...................................  0.00%          A         $117.86        54
EQ/PIMCO ULTRA SHORT BOND...................................  0.60%          A         $101.21         3
EQ/PIMCO ULTRA SHORT BOND...................................  0.60%          A         $111.18        59
EQ/PIMCO ULTRA SHORT BOND...................................  0.80%          A         $109.03        --
EQ/PIMCO ULTRA SHORT BOND...................................  0.90%          A         $107.97         9
EQ/PIMCO ULTRA SHORT BOND...................................  0.00%          B         $120.78        97
EQ/PIMCO ULTRA SHORT BOND...................................  0.60%          B         $110.58        45

EQ/QUALITY BOND PLUS........................................  0.00%          A         $ 12.27        44
EQ/QUALITY BOND PLUS........................................  0.00%          A         $253.48        56
EQ/QUALITY BOND PLUS........................................  0.60%          A         $207.89        94
EQ/QUALITY BOND PLUS........................................  0.80%          A         $188.66         1
EQ/QUALITY BOND PLUS........................................  0.90%          A         $193.79         8
EQ/QUALITY BOND PLUS........................................  0.00%          B         $171.04        37
EQ/QUALITY BOND PLUS........................................  0.60%          B         $153.54        92

EQ/SMALL COMPANY INDEX......................................  0.00%          A         $ 30.53        63
EQ/SMALL COMPANY INDEX......................................  0.00%          A         $181.29         2
EQ/SMALL COMPANY INDEX......................................  0.00%          A         $452.86        54
EQ/SMALL COMPANY INDEX......................................  0.60%          A         $285.98         5
EQ/SMALL COMPANY INDEX......................................  0.60%          A         $368.89        52
EQ/SMALL COMPANY INDEX......................................  0.80%          A         $356.83        --
EQ/SMALL COMPANY INDEX......................................  0.90%          A         $351.94         6
EQ/SMALL COMPANY INDEX......................................  0.00%          B         $328.79        82
EQ/SMALL COMPANY INDEX......................................  0.60%          B         $321.06         1
EQ/SMALL COMPANY INDEX......................................  0.60%          B         $325.23        28
EQ/SMALL COMPANY INDEX......................................  0.90%          B         $307.60        --

EQ/T. ROWE PRICE GROWTH STOCK...............................  0.00%          A         $ 33.09       163
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.00%          A         $190.51        --
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.00%          A         $190.90        --
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.60%          A         $179.91         1
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.00%          B         $188.11        30
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.00%          B         $223.60       126
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.60%          B         $177.65       206
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.80%          B         $174.27         1
EQ/T. ROWE PRICE GROWTH STOCK...............................  0.90%          B         $172.61        12

EQ/UBS GROWTH & INCOME......................................  0.00%          B         $159.16         1
EQ/UBS GROWTH & INCOME......................................  0.00%          B         $228.79        23
EQ/UBS GROWTH & INCOME......................................  0.60%          B         $150.14        35
EQ/UBS GROWTH & INCOME......................................  0.80%          B         $147.23        --
EQ/UBS GROWTH & INCOME......................................  0.90%          B         $145.80         4

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 22.18         9
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.............  0.00%   SERVICE CLASS 2  $229.35         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $ 28.83       113
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $190.66       102
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $361.61        21

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.60%   SERVICE CLASS 2  $183.14       298
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.80%   SERVICE CLASS 2  $180.69        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................  0.90%   SERVICE CLASS 2  $179.47         4

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $ 27.42        40
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................  0.00%   SERVICE CLASS 2  $291.49         2

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO...........  0.00%   SERVICE CLASS 2  $ 10.03        66
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO...........  0.00%   SERVICE CLASS 2  $100.31         7

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................  0.00%   SERVICE CLASS 2  $ 28.77        42
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................  0.00%   SERVICE CLASS 2  $207.84        18
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................  0.00%   SERVICE CLASS 2  $282.36         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................  0.60%   SERVICE CLASS 2  $199.64        16
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................  0.90%   SERVICE CLASS 2  $195.65         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $ 23.65        63
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.......................  0.00%   SERVICE CLASS 2  $246.01         9

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 15.58       435
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.............  0.00%   SERVICE CLASS 2  $171.13        14

FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.00%   SERVICE CLASS 2  $ 30.29        96
FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.00%   SERVICE CLASS 2  $183.60        57
FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.00%   SERVICE CLASS 2  $482.67         9
FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.60%   SERVICE CLASS 2  $176.36        33
FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.80%   SERVICE CLASS 2  $173.99        --
FIDELITY(R) VIP MID CAP PORTFOLIO...........................  0.90%   SERVICE CLASS 2  $172.83         2

FIDELITY(R) VIP VALUE PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $ 32.87        11
FIDELITY(R) VIP VALUE PORTFOLIO.............................  0.00%   SERVICE CLASS 2  $297.43         1

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO..................  0.00%   SERVICE CLASS 2  $ 35.18         2
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO..................  0.00%   SERVICE CLASS 2  $360.78         1

FRANKLIN MUTUAL SHARES VIP FUND.............................  0.00%       CLASS 2      $ 17.65        39
FRANKLIN MUTUAL SHARES VIP FUND.............................  0.00%       CLASS 2      $176.51        37
FRANKLIN MUTUAL SHARES VIP FUND.............................  0.60%       CLASS 2      $169.55        18
FRANKLIN MUTUAL SHARES VIP FUND.............................  0.80%       CLASS 2      $167.28        --
FRANKLIN MUTUAL SHARES VIP FUND.............................  0.90%       CLASS 2      $166.16         1

FRANKLIN RISING DIVIDENDS VIP FUND..........................  0.00%       CLASS 2      $202.94       136
FRANKLIN RISING DIVIDENDS VIP FUND..........................  0.60%       CLASS 2      $194.94       130
FRANKLIN RISING DIVIDENDS VIP FUND..........................  0.80%       CLASS 2      $192.33        --
FRANKLIN RISING DIVIDENDS VIP FUND..........................  0.90%       CLASS 2      $191.03         6

FRANKLIN SMALL CAP VALUE VIP FUND...........................  0.00%       CLASS 2      $ 20.10       113
FRANKLIN SMALL CAP VALUE VIP FUND...........................  0.00%       CLASS 2      $201.04        21
FRANKLIN SMALL CAP VALUE VIP FUND...........................  0.60%       CLASS 2      $193.11        22
FRANKLIN SMALL CAP VALUE VIP FUND...........................  0.80%       CLASS 2      $190.52        --
FRANKLIN SMALL CAP VALUE VIP FUND...........................  0.90%       CLASS 2      $189.24         2

FRANKLIN STRATEGIC INCOME VIP FUND..........................  0.00%       CLASS 2      $132.91       147
FRANKLIN STRATEGIC INCOME VIP FUND..........................  0.60%       CLASS 2      $127.66        75
FRANKLIN STRATEGIC INCOME VIP FUND..........................  0.80%       CLASS 2      $125.95        --
FRANKLIN STRATEGIC INCOME VIP FUND..........................  0.90%       CLASS 2      $125.11        13

GOLDMAN SACHS VIT MID CAP VALUE FUND........................  0.00%   SERVICE SHARES   $184.30        40
GOLDMAN SACHS VIT MID CAP VALUE FUND........................  0.60%   SERVICE SHARES   $177.02        17
GOLDMAN SACHS VIT MID CAP VALUE FUND........................  0.80%   SERVICE SHARES   $174.65        --
GOLDMAN SACHS VIT MID CAP VALUE FUND........................  0.90%   SERVICE SHARES   $173.48        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................  0.00%      SERIES II     $ 18.75       537
INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................  0.00%      SERIES II     $187.47        17
INVESCO V.I. GLOBAL REAL ESTATE FUND........................  0.00%      SERIES II     $ 15.58       157
INVESCO V.I. GLOBAL REAL ESTATE FUND........................  0.00%      SERIES II     $155.85       134
INVESCO V.I. GLOBAL REAL ESTATE FUND........................  0.60%      SERIES II     $149.70        60
INVESCO V.I. GLOBAL REAL ESTATE FUND........................  0.80%      SERIES II     $147.69        --
INVESCO V.I. GLOBAL REAL ESTATE FUND........................  0.90%      SERIES II     $146.70        19

INVESCO V.I. INTERNATIONAL GROWTH FUND......................  0.00%      SERIES II     $ 13.60       268
INVESCO V.I. INTERNATIONAL GROWTH FUND......................  0.00%      SERIES II     $136.00       131
INVESCO V.I. INTERNATIONAL GROWTH FUND......................  0.60%      SERIES II     $130.64        63
INVESCO V.I. INTERNATIONAL GROWTH FUND......................  0.80%      SERIES II     $128.89        --
INVESCO V.I. INTERNATIONAL GROWTH FUND......................  0.90%      SERIES II     $128.02         5

INVESCO V.I. MID CAP CORE EQUITY FUND.......................  0.00%      SERIES II     $ 15.76        10
INVESCO V.I. MID CAP CORE EQUITY FUND.......................  0.00%      SERIES II     $157.62        11
INVESCO V.I. MID CAP CORE EQUITY FUND.......................  0.60%      SERIES II     $151.40        10
INVESCO V.I. MID CAP CORE EQUITY FUND.......................  0.80%      SERIES II     $149.37        --
INVESCO V.I. MID CAP CORE EQUITY FUND.......................  0.90%      SERIES II     $148.37        --

INVESCO V.I. SMALL CAP EQUITY FUND..........................  0.00%      SERIES II     $ 18.18         8
INVESCO V.I. SMALL CAP EQUITY FUND..........................  0.00%      SERIES II     $181.77        16
INVESCO V.I. SMALL CAP EQUITY FUND..........................  0.60%      SERIES II     $174.60         8
INVESCO V.I. SMALL CAP EQUITY FUND..........................  0.80%      SERIES II     $172.26        --
INVESCO V.I. SMALL CAP EQUITY FUND..........................  0.90%      SERIES II     $171.10        --

IVY VIP DIVIDEND OPPORTUNITIES..............................  0.00%    COMMON SHARES   $ 17.21        24
IVY VIP DIVIDEND OPPORTUNITIES..............................  0.00%    COMMON SHARES   $172.14         2

IVY VIP ENERGY..............................................  0.00%    COMMON SHARES   $ 12.63        90
IVY VIP ENERGY..............................................  0.00%    COMMON SHARES   $126.31        80
IVY VIP ENERGY..............................................  0.60%    COMMON SHARES   $121.32        51
IVY VIP ENERGY..............................................  0.80%    COMMON SHARES   $119.69        --
IVY VIP ENERGY..............................................  0.90%    COMMON SHARES   $118.89        20

IVY VIP HIGH INCOME.........................................  0.00%    COMMON SHARES   $ 11.46       234
IVY VIP HIGH INCOME.........................................  0.00%    COMMON SHARES   $114.60       140
IVY VIP HIGH INCOME.........................................  0.60%    COMMON SHARES   $112.11        85
IVY VIP HIGH INCOME.........................................  0.80%    COMMON SHARES   $111.29        --
IVY VIP HIGH INCOME.........................................  0.90%    COMMON SHARES   $110.88         4

IVY VIP MID CAP GROWTH......................................  0.00%    COMMON SHARES   $ 18.32       116
IVY VIP MID CAP GROWTH......................................  0.00%    COMMON SHARES   $183.22        75
IVY VIP MID CAP GROWTH......................................  0.60%    COMMON SHARES   $175.99        57
IVY VIP MID CAP GROWTH......................................  0.80%    COMMON SHARES   $173.64        --
IVY VIP MID CAP GROWTH......................................  0.90%    COMMON SHARES   $172.47         5

IVY VIP SCIENCE AND TECHNOLOGY..............................  0.00%    COMMON SHARES   $ 20.23        71
IVY VIP SCIENCE AND TECHNOLOGY..............................  0.00%    COMMON SHARES   $134.90        81
IVY VIP SCIENCE AND TECHNOLOGY..............................  0.00%    COMMON SHARES   $202.28        10
IVY VIP SCIENCE AND TECHNOLOGY..............................  0.60%    COMMON SHARES   $131.98        59
IVY VIP SCIENCE AND TECHNOLOGY..............................  0.80%    COMMON SHARES   $131.01        --
IVY VIP SCIENCE AND TECHNOLOGY..............................  0.90%    COMMON SHARES   $130.53         4

IVY VIP SMALL CAP GROWTH....................................  0.00%    COMMON SHARES   $ 16.30        19
IVY VIP SMALL CAP GROWTH....................................  0.00%    COMMON SHARES   $162.99        31
IVY VIP SMALL CAP GROWTH....................................  0.60%    COMMON SHARES   $156.56        20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
IVY VIP SMALL CAP GROWTH....................................  0.80%   COMMON SHARES   $  154.46       --
IVY VIP SMALL CAP GROWTH....................................  0.90%   COMMON SHARES   $  153.43        2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........  0.00%   SERVICE SHARES  $   10.37      255
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........  0.00%   SERVICE SHARES  $  103.74      292
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........  0.60%   SERVICE SHARES  $   99.64      135
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........  0.80%   SERVICE SHARES  $   98.31       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........  0.90%   SERVICE SHARES  $   97.65       11

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  0.00%   SERVICE CLASS   $   17.34      284
MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  0.00%   SERVICE CLASS   $  173.40      261
MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  0.60%   SERVICE CLASS   $  166.56      147
MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  0.80%   SERVICE CLASS   $  164.33       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  0.90%   SERVICE CLASS   $  163.23       15

MFS(R) INVESTORS TRUST SERIES...............................  0.00%   SERVICE CLASS   $  188.10        8
MFS(R) INVESTORS TRUST SERIES...............................  0.60%   SERVICE CLASS   $  180.68        7
MFS(R) INVESTORS TRUST SERIES...............................  0.80%   SERVICE CLASS   $  178.26       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  0.00%   SERVICE CLASS   $  188.77       10
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  0.60%   SERVICE CLASS   $  181.32        9
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  0.80%   SERVICE CLASS   $  178.89       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  0.90%   SERVICE CLASS   $  177.69       --

MFS(R) UTILITIES SERIES.....................................  0.00%   SERVICE CLASS   $   17.22      104
MFS(R) UTILITIES SERIES.....................................  0.00%   SERVICE CLASS   $  172.18        4

MULTIMANAGER AGGRESSIVE EQUITY..............................  0.00%         A         $   28.81       14
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.00%         A         $  163.00       --
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.00%         A         $  299.83      148
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.60%         A         $  225.61        4
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.60%         A         $1,145.84      246
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.80%         A         $  166.86       16
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.90%         A         $  298.04       70
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.00%         B         $  152.70       52
MULTIMANAGER AGGRESSIVE EQUITY..............................  0.60%         B         $  137.91      126

MULTIMANAGER CORE BOND......................................  0.00%         A         $   13.92       55
MULTIMANAGER CORE BOND......................................  0.00%         A         $  164.22        3
MULTIMANAGER CORE BOND......................................  0.00%         A         $  173.80      105
MULTIMANAGER CORE BOND......................................  0.60%         A         $  167.48        6
MULTIMANAGER CORE BOND......................................  0.00%         B         $  179.14      101
MULTIMANAGER CORE BOND......................................  0.60%         B         $  163.69      175
MULTIMANAGER CORE BOND......................................  0.80%         B         $  158.81       --
MULTIMANAGER CORE BOND......................................  0.90%         B         $  156.43       16

MULTIMANAGER MID CAP GROWTH.................................  0.00%         A         $  383.02       27
MULTIMANAGER MID CAP GROWTH.................................  0.60%         A         $  213.93        1
MULTIMANAGER MID CAP GROWTH.................................  0.00%         B         $  338.26       11
MULTIMANAGER MID CAP GROWTH.................................  0.60%         B         $  199.53       70
MULTIMANAGER MID CAP GROWTH.................................  0.80%         B         $  303.05       --
MULTIMANAGER MID CAP GROWTH.................................  0.90%         B         $  190.69        7

MULTIMANAGER MID CAP VALUE..................................  0.00%         A         $   31.45       13
MULTIMANAGER MID CAP VALUE..................................  0.00%         A         $  276.69        2
MULTIMANAGER MID CAP VALUE..................................  0.00%         A         $  420.32       23
MULTIMANAGER MID CAP VALUE..................................  0.60%         A         $  255.00        1
MULTIMANAGER MID CAP VALUE..................................  0.00%         B         $  275.28       24

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                    UNITS
                                                             CONTRACT                            OUTSTANDING
                                                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                             -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE..................................  0.60%          B         $251.52       110
MULTIMANAGER MID CAP VALUE..................................  0.80%          B         $244.03        --
MULTIMANAGER MID CAP VALUE..................................  0.90%          B         $240.37        10

MULTIMANAGER TECHNOLOGY.....................................  0.00%          A         $ 36.37         9
MULTIMANAGER TECHNOLOGY.....................................  0.00%          A         $508.34        31
MULTIMANAGER TECHNOLOGY.....................................  0.60%          A         $259.80         3
MULTIMANAGER TECHNOLOGY.....................................  0.00%          B         $413.27        42
MULTIMANAGER TECHNOLOGY.....................................  0.60%          B         $232.75       230
MULTIMANAGER TECHNOLOGY.....................................  0.80%          B         $370.26         1
MULTIMANAGER TECHNOLOGY.....................................  0.90%          B         $222.44        11

NATURAL RESOURCES PORTFOLIO.................................  0.00%      CLASS II      $ 15.83        51
NATURAL RESOURCES PORTFOLIO.................................  0.00%      CLASS II      $ 61.56        51

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............  0.00%    ADVISOR CLASS   $ 71.44        99
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............  0.60%    ADVISOR CLASS   $ 68.62        29
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............  0.80%    ADVISOR CLASS   $ 67.70        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............  0.90%    ADVISOR CLASS   $ 67.25         8

PIMCO REAL RETURN PORTFOLIO.................................  0.00%    ADVISOR CLASS   $ 12.16        65
PIMCO REAL RETURN PORTFOLIO.................................  0.00%    ADVISOR CLASS   $121.60       133
PIMCO REAL RETURN PORTFOLIO.................................  0.60%    ADVISOR CLASS   $116.80        58
PIMCO REAL RETURN PORTFOLIO.................................  0.80%    ADVISOR CLASS   $115.23        --
PIMCO REAL RETURN PORTFOLIO.................................  0.90%    ADVISOR CLASS   $114.46         4

PIMCO TOTAL RETURN PORTFOLIO................................  0.00%    ADVISOR CLASS   $ 12.46       292
PIMCO TOTAL RETURN PORTFOLIO................................  0.00%    ADVISOR CLASS   $124.56       282
PIMCO TOTAL RETURN PORTFOLIO................................  0.60%    ADVISOR CLASS   $119.65       169
PIMCO TOTAL RETURN PORTFOLIO................................  0.80%    ADVISOR CLASS   $118.04         1
PIMCO TOTAL RETURN PORTFOLIO................................  0.90%    ADVISOR CLASS   $117.25        26

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................  0.00%      CLASS II      $181.71        37
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................  0.60%      CLASS II      $174.54        31
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................  0.80%      CLASS II      $172.20        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................  0.90%      CLASS II      $171.04         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II................  0.00%      CLASS II      $ 30.55        93
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II................  0.00%      CLASS II      $305.49         5

TARGET 2015 ALLOCATION......................................  0.00%          B         $ 18.02        14
TARGET 2015 ALLOCATION......................................  0.00%          B         $141.64        --

TARGET 2025 ALLOCATION......................................  0.00%          B         $ 20.07        62
TARGET 2025 ALLOCATION......................................  0.00%          B         $101.16         1
TARGET 2025 ALLOCATION......................................  0.00%          B         $149.28         2
TARGET 2025 ALLOCATION......................................  0.60%          B         $100.15         4
TARGET 2025 ALLOCATION......................................  0.80%          B         $ 99.81        --

TARGET 2035 ALLOCATION......................................  0.00%          B         $ 21.40        23
TARGET 2035 ALLOCATION......................................  0.00%          B         $101.38         3
TARGET 2035 ALLOCATION......................................  0.00%          B         $153.26         4
TARGET 2035 ALLOCATION......................................  0.60%          B         $100.37        --
TARGET 2035 ALLOCATION......................................  0.80%          B         $100.03        --

TARGET 2045 ALLOCATION......................................  0.00%          B         $ 22.58        11
TARGET 2045 ALLOCATION......................................  0.00%          B         $101.41         3
TARGET 2045 ALLOCATION......................................  0.00%          B         $155.07         1
TARGET 2045 ALLOCATION......................................  0.60%          B         $100.40        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016

                                                                                                         UNITS
                                                             CONTRACT                                 OUTSTANDING
                                                             CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                                             -------- -------------------- ---------- -----------
TARGET 2055 ALLOCATION......................................  0.00%            B            $102.71         2
TARGET 2055 ALLOCATION......................................  0.60%            B            $101.68        --

TEMPLETON DEVELOPING MARKETS VIP FUND.......................  0.00%         CLASS 2         $ 92.73        72
TEMPLETON DEVELOPING MARKETS VIP FUND.......................  0.60%         CLASS 2         $ 89.07        29
TEMPLETON DEVELOPING MARKETS VIP FUND.......................  0.80%         CLASS 2         $ 87.87        --
TEMPLETON DEVELOPING MARKETS VIP FUND.......................  0.90%         CLASS 2         $ 87.28         3

TEMPLETON GLOBAL BOND VIP FUND..............................  0.00%         CLASS 2         $ 12.23       206
TEMPLETON GLOBAL BOND VIP FUND..............................  0.00%         CLASS 2         $122.29       216
TEMPLETON GLOBAL BOND VIP FUND..............................  0.60%         CLASS 2         $117.46        96
TEMPLETON GLOBAL BOND VIP FUND..............................  0.80%         CLASS 2         $115.89        --
TEMPLETON GLOBAL BOND VIP FUND..............................  0.90%         CLASS 2         $115.11        11

TEMPLETON GROWTH VIP FUND...................................  0.00%         CLASS 2         $153.21        17
TEMPLETON GROWTH VIP FUND...................................  0.60%         CLASS 2         $147.16        12
TEMPLETON GROWTH VIP FUND...................................  0.80%         CLASS 2         $145.19        --
TEMPLETON GROWTH VIP FUND...................................  0.90%         CLASS 2         $144.22         2

VANECK VIP GLOBAL HARD ASSETS FUND..........................  0.00%      CLASS S SHARES     $ 85.21        93
VANECK VIP GLOBAL HARD ASSETS FUND..........................  0.60%      CLASS S SHARES     $ 81.85        58
VANECK VIP GLOBAL HARD ASSETS FUND..........................  0.80%      CLASS S SHARES     $ 80.75        --
VANECK VIP GLOBAL HARD ASSETS FUND..........................  0.90%      CLASS S SHARES     $ 80.21         4

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO...  0.60%   INVESTOR SHARE CLASS  $236.19        31

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016



                                                                                                                  ALL ASSET
                                                             1290 VT SOCIALLY     ALL ASSET        ALL ASSET       MODERATE
                                                               RESPONSIBLE*   AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15*
                                                             ---------------- ------------------ -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $ 30,460          $ 54,298        $  256,694      $136,237
 Expenses:
   Asset-based charges......................................        7,256             5,403            31,826         2,872
                                                                 --------          --------        ----------      --------

NET INVESTMENT INCOME (LOSS)................................       23,204            48,895           224,868       133,365
                                                                 --------          --------        ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       91,590           (29,142)           36,296       (15,873)
   Net realized gain distribution from the Portfolios.......       52,877            53,022           409,817        70,069
                                                                 --------          --------        ----------      --------
 Net realized gain (loss) on investments....................      144,467            23,880           446,113        54,196
                                                                 --------          --------        ----------      --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       74,433           445,126         1,046,339       522,235
                                                                 --------          --------        ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      218,900           469,006         1,492,452       576,431
                                                                 --------          --------        ----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $242,104          $517,901        $1,717,320      $709,796
                                                                 ========          ========        ==========      ========

                                                                              AMERICAN FUNDS
                                                                            INSURANCE SERIES(R)
                                                                AMERICAN       GLOBAL SMALL
                                                             CENTURY VP MID   CAPITALIZATION
                                                             CAP VALUE FUND      FUND/SM/
                                                             -------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  649,160        $   4,164
 Expenses:
   Asset-based charges......................................      115,444            6,684
                                                               ----------        ---------

NET INVESTMENT INCOME (LOSS)................................      533,716           (2,520)
                                                               ----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      999,477         (256,760)
   Net realized gain distribution from the Portfolios.......    1,816,533          696,525
                                                               ----------        ---------
 Net realized gain (loss) on investments....................    2,816,010          439,765
                                                               ----------        ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    5,253,661         (347,616)
                                                               ----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    8,069,671           92,149
                                                               ----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $8,603,387        $  89,629
                                                               ==========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             AMERICAN FUNDS
                                                               INSURANCE      AXA 400     AXA 500    AXA 2000       AXA
                                                             SERIES(R) NEW    MANAGED     MANAGED     MANAGED   AGGRESSIVE
                                                             WORLD FUND(R)  VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*
                                                             -------------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  48,321     $ 29,541    $ 79,824    $ 21,231   $ 1,249,896
 Expenses:
   Asset-based charges......................................      13,801        9,686      18,697       6,680       228,154
                                                               ---------     --------    --------    --------   -----------

NET INVESTMENT INCOME (LOSS)................................      34,520       19,855      61,127      14,551     1,021,742
                                                               ---------     --------    --------    --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (421,874)      56,066     173,057       9,814     1,744,198
   Net realized gain distribution from the Portfolios.......          --      173,185      50,115      54,626     6,166,879
                                                               ---------     --------    --------    --------   -----------
 Net realized gain (loss) on investments....................    (421,874)     229,251     223,172      64,440     7,911,077
                                                               ---------     --------    --------    --------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     721,997      366,181     376,254     450,055     2,182,227
                                                               ---------     --------    --------    --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     300,123      595,432     599,426     514,495    10,093,304
                                                               ---------     --------    --------    --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 334,643     $615,287    $660,553    $529,046   $11,115,046
                                                               =========     ========    ========    ========   ===========

                                                                AXA
                                                             BALANCED
                                                             STRATEGY*
                                                             ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  233,093
 Expenses:
   Asset-based charges......................................         --
                                                             ----------

NET INVESTMENT INCOME (LOSS)................................    233,093
                                                             ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    349,212
   Net realized gain distribution from the Portfolios.......    154,011
                                                             ----------
 Net realized gain (loss) on investments....................    503,223
                                                             ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    792,298
                                                             ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  1,295,521
                                                             ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $1,528,614
                                                             ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                              AXA
                                                                 AXA      CONSERVATIVE     AXA             AXA
                                                             CONSERVATIVE    GROWTH    CONSERVATIVE CONSERVATIVE-PLUS
                                                             ALLOCATION*   STRATEGY*    STRATEGY*      ALLOCATION*
                                                             ------------ ------------ ------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 305,105     $ 52,413     $22,659       $  296,229
 Expenses:
   Asset-based charges......................................    111,955           --          --           84,864
                                                              ---------     --------     -------       ----------

NET INVESTMENT INCOME (LOSS)................................    193,150       52,413      22,659          211,365
                                                              ---------     --------     -------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (142,537)      52,482       7,808          (17,653)
   Net realized gain distribution from the Portfolios.......    413,606       27,606       7,001          847,220
                                                              ---------     --------     -------       ----------
 Net realized gain (loss) on investments....................    271,069       80,088      14,809          829,567
                                                              ---------     --------     -------       ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    360,876      148,605      34,505          484,464
                                                              ---------     --------     -------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    631,945      228,693      49,314        1,314,031
                                                              ---------     --------     -------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 825,095     $281,106     $71,973       $1,525,396
                                                              =========     ========     =======       ==========

                                                                  AXA
                                                             GLOBAL EQUITY    AXA
                                                                MANAGED     GROWTH
                                                              VOLATILITY*  STRATEGY*
                                                             ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $1,199,725   $  451,368
 Expenses:
   Asset-based charges......................................     468,569           --
                                                              ----------   ----------

NET INVESTMENT INCOME (LOSS)................................     731,156      451,368
                                                              ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,379,123      590,536
   Net realized gain distribution from the Portfolios.......          --      365,482
                                                              ----------   ----------
 Net realized gain (loss) on investments....................   2,379,123      956,018
                                                              ----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,017,317    2,295,592
                                                              ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   4,396,440    3,251,610
                                                              ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $5,127,596   $3,702,978
                                                              ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                                        AXA
                                                                  AXA           AXA           AXA          AXA       LARGE CAP
                                                             INTERNATIONAL INTERNATIONAL INTERNATIONAL  LARGE CAP     GROWTH
                                                             CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED   MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*  VOLATILITY*  VOLATILITY*
                                                             ------------- ------------- ------------- ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 169,981     $ 29,490      $ 351,998    $  291,841  $ 1,303,721
 Expenses:
   Asset-based charges......................................     173,619        4,020        255,579        48,272      978,872
                                                               ---------     --------      ---------    ----------  -----------

NET INVESTMENT INCOME (LOSS)................................      (3,638)      25,470         96,419       243,569      324,849
                                                               ---------     --------      ---------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (283,756)     (55,007)      (566,385)      740,314   10,801,450
   Net realized gain distribution from the Portfolios.......          --           --             --       251,225    7,850,876
                                                               ---------     --------      ---------    ----------  -----------
 Net realized gain (loss) on investments....................    (283,756)     (55,007)      (566,385)      991,539   18,652,326
                                                               ---------     --------      ---------    ----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     314,892       77,659        714,364     1,240,905   (7,823,777)
                                                               ---------     --------      ---------    ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      31,136       22,652        147,979     2,232,444   10,828,549
                                                               ---------     --------      ---------    ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $  27,498     $ 48,122      $ 244,398    $2,476,013  $11,153,398
                                                               =========     ========      =========    ==========  ===========

                                                                 AXA
                                                              LARGE CAP
                                                                VALUE
                                                               MANAGED
                                                             VOLATILITY*
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 6,312,047
 Expenses:
   Asset-based charges......................................   1,742,269
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................   4,569,778
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   3,020,639
   Net realized gain distribution from the Portfolios.......          --
                                                             -----------
 Net realized gain (loss) on investments....................   3,020,639
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  44,657,644
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  47,678,283
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $52,248,061
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                  AXA
                                                                MID CAP        AXA            AXA            AXA         AXA
                                                             VALUE MANAGED  MODERATE    MODERATE GROWTH MODERATE-PLUS SMARTBETA
                                                              VOLATILITY*  ALLOCATION*     STRATEGY*     ALLOCATION*  EQUITY*(A)
                                                             ------------- -----------  --------------- ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 2,394,481  $ 7,842,066    $  841,738     $ 3,686,189    $ 920
 Expenses:
   Asset-based charges......................................      818,186    4,483,841            --         736,653       18
                                                              -----------  -----------    ----------     -----------    -----

NET INVESTMENT INCOME (LOSS)................................    1,576,295    3,358,225       841,738       2,949,536      902
                                                              -----------  -----------    ----------     -----------    -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    9,980,366   (2,878,823)      762,142       1,648,483     (146)
   Net realized gain distribution from the Portfolios.......           --   27,587,614       619,027      17,551,101       --
                                                              -----------  -----------    ----------     -----------    -----
 Net realized gain (loss) on investments....................    9,980,366   24,708,791     1,381,169      19,199,584     (146)
                                                              -----------  -----------    ----------     -----------    -----

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   19,837,733   13,432,298     3,978,652       6,017,192     (387)
                                                              -----------  -----------    ----------     -----------    -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   29,818,099   38,141,089     5,359,821      25,216,776     (533)
                                                              -----------  -----------    ----------     -----------    -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $31,394,394  $41,499,314    $6,201,559     $28,166,312    $ 369
                                                              ===========  ===========    ==========     ===========    =====


                                                             AXA/AB SMALL
                                                             CAP GROWTH*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   646,567
 Expenses:
   Asset-based charges......................................     833,887
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................    (187,320)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   1,369,069
   Net realized gain distribution from the Portfolios.......  12,432,054
                                                             -----------
 Net realized gain (loss) on investments....................  13,801,123
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   7,061,831
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  20,862,954
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $20,675,634
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                        BLACKROCK
                                                             AXA/CLEARBRIDGE                  AXA/        GLOBAL   CHARTER/SM/
                                                                LARGE CAP     AXA/JANUS   LOOMIS SAYLES ALLOCATION MULTI-SECTOR
                                                                 GROWTH*     ENTERPRISE*     GROWTH*    V.I. FUND     BOND*
                                                             --------------- -----------  ------------- ---------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $        --   $        --   $   90,976   $  56,050  $ 1,688,833
 Expenses:
   Asset-based charges......................................       205,482        99,233       75,757          --      360,576
                                                               -----------   -----------   ----------   ---------  -----------

NET INVESTMENT INCOME (LOSS)................................      (205,482)      (99,233)      15,219      56,050    1,328,257
                                                               -----------   -----------   ----------   ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,601,188)     (270,163)       6,065    (687,210)  (1,311,696)
   Net realized gain distribution from the Portfolios.......       361,115        17,345      613,174          --           --
                                                               -----------   -----------   ----------   ---------  -----------
 Net realized gain (loss) on investments....................    (1,240,073)     (252,818)     619,239    (687,210)  (1,311,696)
                                                               -----------   -----------   ----------   ---------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     1,750,647    (1,594,224)   1,089,265     947,623    2,133,937
                                                               -----------   -----------   ----------   ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       510,574    (1,847,042)   1,708,504     260,413      822,241
                                                               -----------   -----------   ----------   ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $   305,092   $(1,946,275)  $1,723,723   $ 316,463  $ 2,150,498
                                                               ===========   ===========   ==========   =========  ===========

                                                             CHARTER/SM/
                                                             SMALL CAP
                                                              GROWTH*
                                                             ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $     --
 Expenses:
   Asset-based charges......................................    17,136
                                                              --------

NET INVESTMENT INCOME (LOSS)................................   (17,136)
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   292,653
   Net realized gain distribution from the Portfolios.......   194,524
                                                              --------
 Net realized gain (loss) on investments....................   487,177
                                                              --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   430,630
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   917,807
                                                              --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $900,671
                                                              ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                         CLEARBRIDGE
                                                             CHARTER/SM/   VARIABLE   EQ/BLACKROCK   EQ/BOSTON    EQ/CAPITAL
                                                             SMALL CAP     MID CAP    BASIC VALUE     ADVISORS     GUARDIAN
                                                               VALUE*    PORTFOLIO(A)   EQUITY*    EQUITY INCOME* RESEARCH*
                                                             ----------  ------------ ------------ -------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  360,748      $ 14     $ 2,945,829    $  374,017   $  910,172
 Expenses:
   Asset-based charges......................................     66,615        --         680,581        40,858      505,297
                                                             ----------      ----     -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)................................    294,133        14       2,265,248       333,159      404,875
                                                             ----------      ----     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    923,055         5       8,969,467        95,341    5,003,809
   Net realized gain distribution from the Portfolios.......         --        72              --     2,033,503           --
                                                             ----------      ----     -----------    ----------   ----------
 Net realized gain (loss) on investments....................    923,055        77       8,969,467     2,128,844    5,003,809
                                                             ----------      ----     -----------    ----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  4,905,861       345      21,558,832      (102,790)   2,371,198
                                                             ----------      ----     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  5,828,916       422      30,528,299     2,026,054    7,375,007
                                                             ----------      ----     -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $6,123,049      $436     $32,793,547    $2,359,213   $7,779,882
                                                             ==========      ====     ===========    ==========   ==========


                                                              EQ/COMMON
                                                             STOCK INDEX*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 23,318,981
 Expenses:
   Asset-based charges......................................    7,850,856
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................   15,468,125
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   44,397,340
   Net realized gain distribution from the Portfolios.......           --
                                                             ------------
 Net realized gain (loss) on investments....................   44,397,340
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   99,844,784
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  144,242,124
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $159,710,249
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                      EQ/GAMCO
                                                             EQ/CONVERTIBLE   EQ/CORE   EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL
                                                             SECURITIES*(A) BOND INDEX* 500 INDEX*  ACQUISITIONS* COMPANY VALUE*
                                                             -------------- ----------- ----------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $319       $799,903   $11,909,303  $      887    $   774,926
 Expenses:
   Asset-based charges......................................         2        145,872     2,538,546      34,664        336,147
                                                                  ----       --------   -----------  ----------    -----------

NET INVESTMENT INCOME (LOSS)................................       317        654,031     9,370,757     (33,777)       438,779
                                                                  ----       --------   -----------  ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         6        (70,025)   28,832,049      78,043      6,037,374
   Net realized gain distribution from the Portfolios.......        --             --     9,413,319     737,384      5,459,874
                                                                  ----       --------   -----------  ----------    -----------
 Net realized gain (loss) on investments....................         6        (70,025)   38,245,368     815,427     11,497,248
                                                                  ----       --------   -----------  ----------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       (51)        14,802    27,671,628     253,253     20,499,239
                                                                  ----       --------   -----------  ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       (45)       (55,223)   65,916,996   1,068,680     31,996,487
                                                                  ----       --------   -----------  ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $272       $598,808   $75,287,753  $1,034,903    $32,435,266
                                                                  ====       ========   ===========  ==========    ===========

                                                             EQ/GLOBAL
                                                             BOND PLUS*
                                                             ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 335,505
 Expenses:
   Asset-based charges......................................    47,009
                                                             ---------

NET INVESTMENT INCOME (LOSS)................................   288,496
                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (274,373)
   Net realized gain distribution from the Portfolios.......    33,204
                                                             ---------
 Net realized gain (loss) on investments....................  (241,169)
                                                             ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     2,577
                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (238,592)
                                                             ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  49,904
                                                             =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             EQ/INTERMEDIATE                              EQ/JPMORGAN
                                                               GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO     VALUE
                                                                  BOND*       EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES*
                                                             --------------- ---------------- ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $   627,597     $ 7,315,532    $  557,139   $  334,813
 Expenses:
   Asset-based charges......................................       250,515       1,294,692        49,638      130,626
                                                               -----------     -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)................................       377,082       6,020,840       507,501      204,187
                                                               -----------     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       528,115      (8,440,951)      467,507    1,942,732
   Net realized gain distribution from the Portfolios.......       165,179              --            --           --
                                                               -----------     -----------    ----------   ----------
 Net realized gain (loss) on investments....................       693,294      (8,440,951)      467,507    1,942,732
                                                               -----------     -----------    ----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (1,010,481)      6,543,078     2,676,230    4,210,295
                                                               -----------     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (317,187)     (1,897,873)    3,143,737    6,153,027
                                                               -----------     -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $    59,895     $ 4,122,967    $3,651,238   $6,357,214
                                                               ===========     ===========    ==========   ==========

                                                             EQ/LARGE CAP  EQ/LARGE CAP
                                                             GROWTH INDEX* VALUE INDEX*
                                                             ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 1,283,333   $  452,875
 Expenses:
   Asset-based charges......................................      558,474       61,004
                                                              -----------   ----------

NET INVESTMENT INCOME (LOSS)................................      724,859      391,871
                                                              -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,003,077      766,042
   Net realized gain distribution from the Portfolios.......    6,717,550      685,996
                                                              -----------   ----------
 Net realized gain (loss) on investments....................   12,720,627    1,452,038
                                                              -----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (6,216,885)   1,396,048
                                                              -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    6,503,742    2,848,086
                                                              -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 7,228,601   $3,239,957
                                                              ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                EQ/MFS                             EQ/PIMCO
                                                             INTERNATIONAL   EQ/MID     EQ/MONEY  ULTRA SHORT EQ/QUALITY
                                                                GROWTH*    CAP INDEX*   MARKET*      BOND*    BOND PLUS*
                                                             ------------- ----------- ---------  ----------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $383,387    $ 1,259,466 $     846   $ 312,863  $ 674,817
 Expenses:
   Asset-based charges......................................     93,526        370,064   613,364      86,062    233,126
                                                               --------    ----------- ---------   ---------  ---------

NET INVESTMENT INCOME (LOSS)................................    289,861        889,402  (612,518)    226,801    441,691
                                                               --------    ----------- ---------   ---------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    266,798      5,087,963    (1,858)   (123,493)  (439,636)
   Net realized gain distribution from the Portfolios.......     71,011      6,188,967       162          --         --
                                                               --------    ----------- ---------   ---------  ---------
 Net realized gain (loss) on investments....................    337,809     11,276,930    (1,696)   (123,493)  (439,636)
                                                               --------    ----------- ---------   ---------  ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     31,862      8,768,218     1,672     407,127    470,800
                                                               --------    ----------- ---------   ---------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    369,671     20,045,148       (24)    283,634     31,164
                                                               --------    ----------- ---------   ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $659,532    $20,934,550 $(612,542)  $ 510,435  $ 472,855
                                                               ========    =========== =========   =========  =========

                                                                EQ/SMALL
                                                             COMPANY INDEX*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   862,809
 Expenses:
   Asset-based charges......................................      179,794
                                                              -----------

NET INVESTMENT INCOME (LOSS)................................      683,015
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      978,722
   Net realized gain distribution from the Portfolios.......    4,924,731
                                                              -----------
 Net realized gain (loss) on investments....................    5,903,453
                                                              -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    7,804,878
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   13,708,331
                                                              -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $14,391,346
                                                              ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                         FIDELITY(R) VIP
                                                             EQ/T. ROWE PRICE   EQ/UBS   ASSET MANAGER:  FIDELITY(R) VIP
                                                                  GROWTH       GROWTH &      GROWTH       CONTRAFUND(R)
                                                                  STOCK*       INCOME*      PORTFOLIO       PORTFOLIO
                                                             ---------------- ---------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $        --    $   90,402    $ 15,947       $   520,859
 Expenses:
   Asset-based charges......................................       251,568        38,756          --           327,889
                                                               -----------    ----------    --------       -----------

NET INVESTMENT INCOME (LOSS)................................      (251,568)       51,646      15,947           192,970
                                                               -----------    ----------    --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     4,951,335       120,896      40,667         1,265,440
   Net realized gain distribution from the Portfolios.......     1,397,613       285,713      16,837         6,851,519
                                                               -----------    ----------    --------       -----------
 Net realized gain (loss) on investments....................     6,348,948       406,609      57,504         8,116,959
                                                               -----------    ----------    --------       -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (5,466,788)      629,334     (47,615)       (2,189,135)
                                                               -----------    ----------    --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       882,160     1,035,943       9,889         5,927,824
                                                               -----------    ----------    --------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $   630,592    $1,087,589    $ 25,836       $ 6,120,794
                                                               ===========    ==========    ========       ===========

                                                                             FIDELITY(R) VIP
                                                             FIDELITY(R) VIP   GOVERNMENT
                                                              EQUITY-INCOME   MONEY MARKET
                                                                PORTFOLIO       PORTFOLIO
                                                             --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $ 31,462          $136
 Expenses:
   Asset-based charges......................................          --            --
                                                                --------          ----

NET INVESTMENT INCOME (LOSS)................................      31,462           136
                                                                --------          ----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (16,340)           --
   Net realized gain distribution from the Portfolios.......      71,648            --
                                                                --------          ----
 Net realized gain (loss) on investments....................      55,308            --
                                                                --------          ----

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     118,925            --
                                                                --------          ----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     174,233            --
                                                                --------          ----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $205,695          $136
                                                                ========          ====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                                GROWTH &     FIDELITY(R) VIP   INVESTMENT    FIDELITY(R) VIP
                                                                 INCOME        HIGH INCOME     GRADE BOND        MID CAP
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                             --------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  124,893       $ 183,533       $203,942       $   71,859
 Expenses:
   Asset-based charges......................................       18,938              --             --           35,441
                                                               ----------       ---------       --------       ----------

NET INVESTMENT INCOME (LOSS)................................      105,955         183,533        203,942           36,418
                                                               ----------       ---------       --------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       57,693        (141,456)       (10,640)        (516,815)
   Net realized gain distribution from the Portfolios.......      449,707              --          3,004        1,264,283
                                                               ----------       ---------       --------       ----------
 Net realized gain (loss) on investments....................      507,400        (141,456)        (7,636)         747,468
                                                               ----------       ---------       --------       ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      522,058         374,661         51,361        1,672,951
                                                               ----------       ---------       --------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    1,029,458         233,205         43,725        2,420,419
                                                               ----------       ---------       --------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $1,135,413       $ 416,738       $247,667       $2,456,837
                                                               ==========       =========       ========       ==========

                                                                             FIDELITY(R) VIP
                                                             FIDELITY(R) VIP      VALUE
                                                                  VALUE        STRATEGIES
                                                                PORTFOLIO       PORTFOLIO
                                                             --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $   5,919        $ 2,911
 Expenses:
   Asset-based charges......................................           --             --
                                                                ---------        -------

NET INVESTMENT INCOME (LOSS)................................        5,919          2,911
                                                                ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (157,072)         4,024
   Net realized gain distribution from the Portfolios.......        3,245             --
                                                                ---------        -------
 Net realized gain (loss) on investments....................     (153,827)         4,024
                                                                ---------        -------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      164,236         22,758
                                                                ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       10,409         26,782
                                                                ---------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  16,328        $29,693
                                                                =========        =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                              FRANKLIN   FRANKLIN    FRANKLIN    FRANKLIN
                                                               MUTUAL     RISING     SMALL CAP   STRATEGIC   GOLDMAN SACHS
                                                               SHARES    DIVIDENDS   VALUE VIP    INCOME      VIT MID CAP
                                                              VIP FUND   VIP FUND      FUND      VIP FUND     VALUE FUND
                                                             ---------- ----------  ----------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  196,236 $  717,888  $   48,908  $ 1,012,697   $  112,938
 Expenses:
   Asset-based charges......................................     21,531    161,721      15,929       72,772       19,192
                                                             ---------- ----------  ----------  -----------   ----------

NET INVESTMENT INCOME (LOSS)................................    174,705    556,167      32,979      939,925       93,746
                                                             ---------- ----------  ----------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    129,540  1,295,359    (406,083)  (1,283,327)    (690,515)
   Net realized gain distribution from the Portfolios.......    808,403  6,174,498     898,785           --        5,432
                                                             ---------- ----------  ----------  -----------   ----------
 Net realized gain (loss) on investments....................    937,943  7,469,857     492,702   (1,283,327)    (685,083)
                                                             ---------- ----------  ----------  -----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    396,536   (506,598)  1,457,580    2,500,906    1,817,658
                                                             ---------- ----------  ----------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  1,334,479  6,963,259   1,950,282    1,217,579    1,132,575
                                                             ---------- ----------  ----------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $1,509,184 $7,519,426  $1,983,261  $ 2,157,504   $1,226,321
                                                             ========== ==========  ==========  ===========   ==========

                                                             INVESCO V.I.
                                                             DIVERSIFIED
                                                               DIVIDEND
                                                                 FUND
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $119,716
 Expenses:
   Asset-based charges......................................         --
                                                               --------

NET INVESTMENT INCOME (LOSS)................................    119,716
                                                               --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    116,530
   Net realized gain distribution from the Portfolios.......         --
                                                               --------
 Net realized gain (loss) on investments....................    116,530
                                                               --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    712,244
                                                               --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    828,774
                                                               --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $948,490
                                                               ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                        INVESCO V.I.
                                                             INVESCO V.I. INVESCO V.I.    MID CAP    INVESCO V.I.    IVY VIP
                                                             GLOBAL REAL  INTERNATIONAL CORE EQUITY   SMALL CAP     DIVIDEND
                                                             ESTATE FUND   GROWTH FUND      FUND     EQUITY FUND  OPPORTUNITIES
                                                             ------------ ------------- ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   498,748    $ 356,341     $     --    $      --     $ 10,255
 Expenses:
   Asset-based charges......................................      75,532       58,012        8,637        8,936           --
                                                             -----------    ---------     --------    ---------     --------

NET INVESTMENT INCOME (LOSS)................................     423,216      298,329       (8,637)      (8,936)      10,255
                                                             -----------    ---------     --------    ---------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     391,366      352,224      (62,288)    (160,919)     (15,401)
   Net realized gain distribution from the Portfolios.......     676,337           --      216,486      324,612       46,043
                                                             -----------    ---------     --------    ---------     --------
 Net realized gain (loss) on investments....................   1,067,703      352,224      154,198      163,693       30,642
                                                             -----------    ---------     --------    ---------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,057,411)    (873,634)     245,373      328,155       26,829
                                                             -----------    ---------     --------    ---------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      10,292     (521,410)     399,571      491,848       57,471
                                                             -----------    ---------     --------    ---------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $   433,508    $(223,081)    $390,934    $ 482,912     $ 67,726
                                                             ===========    =========     ========    =========     ========


                                                               IVY VIP
                                                               ENERGY
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $    22,218
 Expenses:
   Asset-based charges......................................      47,398
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................     (25,180)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,411,935)
   Net realized gain distribution from the Portfolios.......          --
                                                             -----------
 Net realized gain (loss) on investments....................  (1,411,935)
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   6,511,731
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   5,099,796
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 5,074,616
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                                 LAZARD
                                                                                                               RETIREMENT
                                                                                                                EMERGING
                                                               IVY VIP      IVY VIP     IVY VIP     IVY VIP     MARKETS
                                                                HIGH        MID CAP   SCIENCE AND  SMALL CAP     EQUITY
                                                               INCOME       GROWTH    TECHNOLOGY    GROWTH     PORTFOLIO
                                                             -----------  ----------  -----------  ---------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 1,600,464  $       --  $        --  $      --  $   478,265
 Expenses:
   Asset-based charges......................................      50,060      71,048       60,711     23,690       89,004
                                                             -----------  ----------  -----------  ---------  -----------

NET INVESTMENT INCOME (LOSS)................................   1,550,404     (71,048)     (60,711)   (23,690)     389,261
                                                             -----------  ----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,132,886)        (94)  (1,737,085)  (884,902)  (2,201,382)
   Net realized gain distribution from the Portfolios.......          --   1,480,593      951,576    956,741           --
                                                             -----------  ----------  -----------  ---------  -----------
 Net realized gain (loss) on investments....................  (1,132,886)  1,480,499     (785,509)    71,839   (2,201,382)
                                                             -----------  ----------  -----------  ---------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,021,765      80,674      968,324    257,071   10,014,015
                                                             -----------  ----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,888,879   1,561,173      182,815    328,910    7,812,633
                                                             -----------  ----------  -----------  ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 3,439,283  $1,490,125  $   122,104  $ 305,220  $ 8,201,894
                                                             ===========  ==========  ===========  =========  ===========


                                                                MFS(R)
                                                             INTERNATIONAL
                                                                 VALUE
                                                               PORTFOLIO
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   883,828
 Expenses:
   Asset-based charges......................................      177,119
                                                              -----------

NET INVESTMENT INCOME (LOSS)................................      706,709
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    2,222,017
   Net realized gain distribution from the Portfolios.......    1,786,994
                                                              -----------
 Net realized gain (loss) on investments....................    4,009,011
                                                              -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (2,130,374)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    1,878,637
                                                              -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 2,585,346
                                                              ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                             MFS(R)
                                                                          MASSACHUSETTS
                                                                MFS(R)      INVESTORS    MFS(R)    MULTIMANAGER
                                                              INVESTORS   GROWTH STOCK  UTILITIES   AGGRESSIVE  MULTIMANAGER
                                                             TRUST SERIES   PORTFOLIO    SERIES      EQUITY*     CORE BOND*
                                                             ------------ ------------- ---------  ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 13,835     $  11,394   $  80,746  $ 2,011,398   $1,502,593
 Expenses:
   Asset-based charges......................................      6,496         8,773          --    2,037,720      210,342
                                                               --------     ---------   ---------  -----------   ----------

NET INVESTMENT INCOME (LOSS)................................      7,339         2,621      80,746      (26,322)   1,292,251
                                                               --------     ---------   ---------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (12,680)      (15,183)   (148,537)  17,475,969     (679,954)
   Net realized gain distribution from the Portfolios.......    269,835       344,695      51,284           --       70,680
                                                               --------     ---------   ---------  -----------   ----------
 Net realized gain (loss) on investments....................    257,155       329,512     (97,253)  17,475,969     (609,274)
                                                               --------     ---------   ---------  -----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (59,254)     (210,202)    226,428   (7,316,937)   1,005,455
                                                               --------     ---------   ---------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    197,901       119,310     129,175   10,159,032      396,181
                                                               --------     ---------   ---------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $205,240     $ 121,931   $ 209,921  $10,132,710   $1,688,432
                                                               ========     =========   =========  ===========   ==========


                                                             MULTIMANAGER
                                                               MID CAP
                                                               GROWTH*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   28,409
 Expenses:
   Asset-based charges......................................      97,880
                                                              ----------

NET INVESTMENT INCOME (LOSS)................................     (69,471)
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (491,375)
   Net realized gain distribution from the Portfolios.......     653,048
                                                              ----------
 Net realized gain (loss) on investments....................     161,673
                                                              ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,794,279
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,955,952
                                                              ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,886,481
                                                              ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             MULTIMANAGER               NATURAL          PIMCO
                                                               MID CAP    MULTIMANAGER RESOURCES COMMODITYREALRETURN(R)
                                                                VALUE*    TECHNOLOGY*  PORTFOLIO   STRATEGY PORTFOLIO
                                                             ------------ ------------ --------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  455,861  $     5,896  $     --       $    90,511
 Expenses:
   Asset-based charges......................................     178,013      338,866        --            16,480
                                                              ----------  -----------  --------       -----------

NET INVESTMENT INCOME (LOSS)................................     277,848     (332,970)       --            74,031
                                                              ----------  -----------  --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,739,141    4,600,755   (43,254)       (1,357,961)
   Net realized gain distribution from the Portfolios.......          --    4,514,991        --                --
                                                              ----------  -----------  --------       -----------
 Net realized gain (loss) on investments....................   2,739,141    9,115,746   (43,254)       (1,357,961)
                                                              ----------  -----------  --------       -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,705,902   (1,665,435)  880,512         2,514,773
                                                              ----------  -----------  --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   7,445,043    7,450,311   837,258         1,156,812
                                                              ----------  -----------  --------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $7,722,891  $ 7,117,341  $837,258       $ 1,230,843
                                                              ==========  ===========  ========       ===========

                                                             PIMCO REAL  PIMCO TOTAL
                                                               RETURN      RETURN
                                                             PORTFOLIO    PORTFOLIO
                                                             ----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  516,830  $ 1,271,113
 Expenses:
   Asset-based charges......................................     45,469      154,430
                                                             ----------  -----------

NET INVESTMENT INCOME (LOSS)................................    471,361    1,116,683
                                                             ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (817,143)  (1,103,517)
   Net realized gain distribution from the Portfolios.......         --           --
                                                             ----------  -----------
 Net realized gain (loss) on investments....................   (817,143)  (1,103,517)
                                                             ----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  1,448,230    1,458,494
                                                             ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    631,087      354,977
                                                             ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $1,102,448  $ 1,471,660
                                                             ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                T. ROWE        T. ROWE
                                                              PRICE EQUITY   PRICE HEALTH
                                                                 INCOME        SCIENCES    TARGET 2015 TARGET 2025 TARGET 2035
                                                             PORTFOLIO - II PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION*
                                                             -------------- -------------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  249,556     $      --      $ 4,151    $ 28,941     $17,093
 Expenses:
   Asset-based charges......................................       47,692            --           --       2,184         157
                                                               ----------     ---------      -------    --------     -------

NET INVESTMENT INCOME (LOSS)................................      201,864            --        4,151      26,757      16,936
                                                               ----------     ---------      -------    --------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    1,697,228      (519,869)      (1,831)     (5,126)     (3,749)
   Net realized gain distribution from the Portfolios.......    1,170,372        34,874        5,503          --          --
                                                               ----------     ---------      -------    --------     -------
 Net realized gain (loss) on investments....................    2,867,600      (484,995)       3,672      (5,126)     (3,749)
                                                               ----------     ---------      -------    --------     -------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (703,595)     (197,727)       7,085     121,584      85,638
                                                               ----------     ---------      -------    --------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    2,164,005      (682,722)      10,757     116,458      81,889
                                                               ----------     ---------      -------    --------     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $2,365,869     $(682,722)     $14,908    $143,215     $98,825
                                                               ==========     =========      =======    ========     =======


                                                             TARGET 2045
                                                             ALLOCATION*
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  9,742
 Expenses:
   Asset-based charges......................................        33
                                                              --------

NET INVESTMENT INCOME (LOSS)................................     9,709
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (11,817)
   Net realized gain distribution from the Portfolios.......        --
                                                              --------
 Net realized gain (loss) on investments....................   (11,817)
                                                              --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    55,407
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    43,590
                                                              --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 53,299
                                                              ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                                         TEMPLETON
                                                                         DEVELOPING   TEMPLETON   TEMPLETON  VANECK VIP
                                                             TARGET 2055  MARKETS    GLOBAL BOND   GROWTH    GLOBAL HARD
                                                             ALLOCATION*  VIP FUND    VIP FUND    VIP FUND   ASSETS FUND
                                                             ----------- ----------  -----------  ---------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 2,863   $   71,068  $        --  $  88,943  $    42,126
 Expenses:
   Asset-based charges......................................        13       18,787       82,649     12,611       25,908
                                                               -------   ----------  -----------  ---------  -----------

NET INVESTMENT INCOME (LOSS)................................     2,850       52,281      (82,649)    76,332       16,218
                                                               -------   ----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (181)    (881,957)  (1,925,956)  (113,235)  (1,327,347)
   Net realized gain distribution from the Portfolios.......    14,553           --       34,702    171,064           --
                                                               -------   ----------  -----------  ---------  -----------
 Net realized gain (loss) on investments....................    14,372     (881,957)  (1,891,254)    57,829   (1,327,347)
                                                               -------   ----------  -----------  ---------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       568    2,209,641    3,047,797    258,173    5,232,314
                                                               -------   ----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    14,940    1,327,684    1,156,543    316,002    3,904,967
                                                               -------   ----------  -----------  ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $17,790   $1,379,965  $ 1,073,894  $ 392,334  $ 3,921,185
                                                               =======   ==========  ===========  =========  ===========

                                                                VANGUARD
                                                                VARIABLE
                                                                INSURANCE
                                                              FUND - EQUITY
                                                             INDEX PORTFOLIO
                                                             ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $ 181,026
 Expenses:
   Asset-based charges......................................       45,705
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................      135,321
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      787,370
   Net realized gain distribution from the Portfolios.......      147,874
                                                                ---------
 Net realized gain (loss) on investments....................      935,244
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (224,311)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      710,933
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 846,254
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                1290 VT SOCIALLY            ALL ASSET
                                                                  RESPONSIBLE*         AGGRESSIVE-ALT 25*
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   23,204  $   15,509  $   48,895  $   30,912
 Net realized gain (loss) on investments....................    144,467     322,195      23,880      41,847
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     74,433    (332,743)    445,126    (296,469)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    242,104       4,961     517,901    (223,710)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    182,500     159,328   1,495,504   1,494,746
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    509,706     229,937    (704,846)    481,006
 Redemptions for contract benefits and terminations.........   (166,029)    (40,419)    (87,851)   (134,934)
 Contract maintenance charges...............................    (97,511)    (93,127)   (483,376)   (374,307)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    428,666     255,719     219,431   1,466,511
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --          --          --         (11)
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    670,770     260,680     737,332   1,242,790
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,969,983   1,709,303   4,685,815   3,443,025
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,640,753  $1,969,983  $5,423,147  $4,685,815
                                                             ==========  ==========  ==========  ==========

                                                             ALL ASSET GROWTH-ALT 20*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   224,868  $   116,321
 Net realized gain (loss) on investments....................     446,113      643,606
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,046,339   (1,467,945)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,717,320     (708,018)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,820,457    2,762,518
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (926,044)    (930,556)
 Redemptions for contract benefits and terminations.........    (372,208)    (232,188)
 Contract maintenance charges...............................  (1,060,367)    (999,197)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     461,838      600,577
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,179,158     (107,441)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  17,513,641   17,621,082
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $19,692,799  $17,513,641
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015



                                                               ALL ASSET MODERATE     AMERICAN CENTURY VP MID
                                                                 GROWTH-ALT 15*           CAP VALUE FUND
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  133,365  $   45,299  $   533,716  $   402,993
 Net realized gain (loss) on investments....................     54,196      11,888    2,816,010    2,867,308
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    522,235    (279,742)   5,253,661   (3,905,191)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    709,796    (222,555)   8,603,387     (634,890)
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,399,901   2,084,516    4,019,716    3,596,829
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,166,452   1,865,159    6,669,097    2,579,041
 Redemptions for contract benefits and terminations.........    (46,021)     (3,274)  (1,051,933)  (1,406,808)
 Contract maintenance charges...............................   (634,530)   (365,111)  (1,164,862)    (828,781)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,885,802   3,581,290    8,472,018    3,940,281
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --         (20)          --           --
                                                             ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  3,595,598   3,358,715   17,075,405    3,305,391
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,896,543   2,537,828   33,846,829   30,541,438
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $9,492,141  $5,896,543  $50,922,234  $33,846,829
                                                             ==========  ==========  ===========  ===========

                                                                 AMERICAN FUNDS
                                                               INSURANCE SERIES(R)
                                                                  GLOBAL SMALL
                                                             CAPITALIZATION FUND/SM/
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (2,520) $   (6,438)
 Net realized gain (loss) on investments....................    439,765     192,439
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (347,616)   (335,896)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     89,629    (149,895)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    799,536     812,034
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (24,235)  1,323,328
 Redemptions for contract benefits and terminations.........   (172,649)    (78,995)
 Contract maintenance charges...............................   (175,699)   (144,758)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    426,953   1,911,609
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --         150
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    516,582   1,761,864
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,590,737   1,828,873
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,107,319  $3,590,737
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 AMERICAN FUNDS
                                                             INSURANCE SERIES(R) NEW     AXA 400 MANAGED
                                                                  WORLD FUND(R)            VOLATILITY*
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   34,520  $   18,185  $   19,855  $    8,612
 Net realized gain (loss) on investments....................   (421,874)     77,140     229,251     275,786
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    721,997    (328,097)    366,181    (419,615)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    334,643    (232,772)    615,287    (135,217)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,549,169   1,256,174     289,871     299,859
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    566,069   1,477,302     517,998     153,505
 Redemptions for contract benefits and terminations.........   (317,722)   (175,843)   (168,916)    (60,055)
 Contract maintenance charges...............................   (305,618)   (197,133)   (168,540)   (163,399)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,491,898   2,360,500     470,413     229,910
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................        101          49          15         (20)
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,826,642   2,127,777   1,085,715      94,673
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,031,502   3,903,725   3,160,005   3,065,332
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $7,858,144  $6,031,502  $4,245,720  $3,160,005
                                                             ==========  ==========  ==========  ==========

                                                                 AXA 500 MANAGED
                                                                   VOLATILITY*
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   61,127  $   35,101
 Net realized gain (loss) on investments....................    223,172     359,350
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    376,254    (417,425)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    660,553     (22,974)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    593,924     610,036
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    512,631      13,494
 Redemptions for contract benefits and terminations.........   (230,688)   (197,844)
 Contract maintenance charges...............................   (329,444)   (298,532)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    546,423     127,154
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         10         (26)
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,206,986     104,154
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,680,055   5,575,901
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $6,887,041  $5,680,055
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                AXA 2000 MANAGED           AXA AGGRESSIVE
                                                                   VOLATILITY*               ALLOCATION*
                                                             ----------------------  --------------------------
                                                                2016        2015         2016          2015
                                                             ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   14,551  $    1,621  $  1,021,742  $  1,074,465
 Net realized gain (loss) on investments....................     64,440     147,120     7,911,077    11,838,281
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    450,055    (287,236)    2,182,227   (15,516,589)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    529,046    (138,495)   11,115,046    (2,603,843)
                                                             ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    338,614     306,861     9,864,911    11,598,314
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    340,679    (256,748)   (6,379,303)   (3,036,412)
 Redemptions for contract benefits and terminations.........    (70,223)    (54,269)   (6,325,982)   (7,135,654)
 Contract maintenance charges...............................   (132,706)   (119,767)   (6,222,434)   (6,782,311)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    476,364    (123,923)   (9,062,808)   (5,356,063)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          5         (29)           --            --
                                                             ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,005,415    (262,447)    2,052,238    (7,959,906)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,283,949   2,546,396   134,821,390   142,781,296
                                                             ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,289,364  $2,283,949  $136,873,628  $134,821,390
                                                             ==========  ==========  ============  ============

                                                              AXA BALANCED STRATEGY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   233,093  $   239,438
 Net realized gain (loss) on investments....................     503,223      277,194
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     792,298     (700,010)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,528,614     (183,378)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   6,689,508    7,377,805
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,036,578)     (56,910)
 Redemptions for contract benefits and terminations.........  (1,088,440)    (531,645)
 Contract maintenance charges...............................  (2,488,219)  (2,200,970)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,076,271    4,588,280
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................      14,500           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,619,385    4,404,902
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  24,206,957   19,802,055
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $27,826,342  $24,206,957
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 AXA CONSERVATIVE         AXA CONSERVATIVE
                                                                    ALLOCATION*           GROWTH STRATEGY*
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   193,150  $   146,109  $   52,413  $   52,826
 Net realized gain (loss) on investments....................     271,069      521,887      80,088     100,943
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     360,876     (845,099)    148,605    (186,131)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     825,095     (177,103)    281,106     (32,362)
                                                             -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,309,727    2,416,856   1,093,064   1,119,376
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (513,165)     274,828     (60,827)   (399,100)
 Redemptions for contract benefits and terminations.........  (1,811,762)  (3,240,303)   (131,887)    (34,913)
 Contract maintenance charges...............................  (2,279,038)  (2,396,971)   (558,367)   (509,171)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,294,238)  (2,945,590)    341,983     176,192
                                                             -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,469,143)  (3,122,693)    623,089     143,830
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  33,058,345   36,181,038   5,539,156   5,395,326
                                                             -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $31,589,202  $33,058,345  $6,162,245  $5,539,156
                                                             ===========  ===========  ==========  ==========

                                                                AXA CONSERVATIVE
                                                                    STRATEGY*
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   22,659  $   19,856
 Net realized gain (loss) on investments....................     14,809       9,627
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     34,505     (37,547)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     71,973      (8,064)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    500,004     491,519
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     71,818     226,181
 Redemptions for contract benefits and terminations.........     (5,164)       (572)
 Contract maintenance charges...............................   (259,962)   (211,809)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    306,696     505,319
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    378,669     497,255
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,426,766   1,929,511
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,805,435  $2,426,766
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               AXA CONSERVATIVE-PLUS        AXA GLOBAL EQUITY
                                                                    ALLOCATION*            MANAGED VOLATILITY*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   211,365  $   178,923  $    731,156  $    769,526
 Net realized gain (loss) on investments....................     829,567    1,363,076     2,379,123     2,541,805
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     484,464   (1,830,737)    2,017,317    (6,051,699)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,525,396     (288,738)    5,127,596    (2,740,368)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,586,697    2,758,833     7,372,294     8,169,950
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     184,299     (938,692)   (7,713,908)   (4,836,417)
 Redemptions for contract benefits and terminations.........  (1,941,637)  (1,994,031)   (6,590,312)   (8,440,293)
 Contract maintenance charges...............................  (2,456,452)  (2,497,174)   (6,420,841)   (6,933,714)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,627,093)  (2,671,064)  (13,352,767)  (12,040,474)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (101,697)  (2,959,802)   (8,225,171)  (14,780,842)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  32,007,291   34,967,093   138,554,356   153,335,198
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $31,905,594  $32,007,291  $130,329,185  $138,554,356
                                                             ===========  ===========  ============  ============

                                                               AXA GROWTH STRATEGY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   451,368  $   483,356
 Net realized gain (loss) on investments....................     956,018      668,510
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,295,592   (1,644,100)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,702,978     (492,234)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   9,991,781   12,659,103
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (853,513)    (129,000)
 Redemptions for contract benefits and terminations.........  (1,639,065)    (590,167)
 Contract maintenance charges...............................  (3,649,848)  (3,254,917)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,849,355    8,685,019
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   7,552,333    8,192,785
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  42,615,016   34,422,231
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $50,167,349  $42,615,016
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA INTERNATIONAL CORE      AXA INTERNATIONAL
                                                                MANAGED VOLATILITY*      MANAGED VOLATILITY*
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    (3,638) $  (168,765) $   25,470  $   (4,087)
 Net realized gain (loss) on investments....................    (283,756)     825,718     (55,007)     54,903
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     314,892   (3,571,482)     77,659    (122,244)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      27,498   (2,914,529)     48,122     (71,428)
                                                             -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,875,954    4,816,133     258,850     251,779
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,522,348)  (2,134,981)    324,631     243,715
 Redemptions for contract benefits and terminations.........  (1,718,904)  (4,199,696)    (58,568)    (56,457)
 Contract maintenance charges...............................  (4,689,766)  (4,663,163)    (94,528)    (86,979)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,055,064)  (6,181,707)    430,385     352,058
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --          (6)        (38)
                                                             -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,027,566)  (9,096,236)    478,501     280,592
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  60,451,548   69,547,784   1,907,564   1,626,972
                                                             -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $58,423,982  $60,451,548  $2,386,065  $1,907,564
                                                             ===========  ===========  ==========  ==========

                                                              AXA INTERNATIONAL VALUE
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    96,419  $  (224,240)
 Net realized gain (loss) on investments....................    (566,385)      22,639
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     714,364   (2,468,388)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     244,398   (2,669,989)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,989,132    5,848,746
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,294,986)  (2,722,684)
 Redemptions for contract benefits and terminations.........  (3,479,513)  (4,297,302)
 Contract maintenance charges...............................  (4,277,256)  (4,522,794)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (4,062,623)  (5,694,034)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,818,225)  (8,364,023)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  78,588,076   86,952,099
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $74,769,851  $78,588,076
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                AXA LARGE CAP CORE        AXA LARGE CAP GROWTH
                                                                MANAGED VOLATILITY*        MANAGED VOLATILITY*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   243,569  $   200,557  $    324,849  $   (374,901)
 Net realized gain (loss) on investments....................     991,539    1,271,936    18,652,326    25,031,513
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,240,905   (1,398,547)   (7,823,777)  (15,570,393)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,476,013       73,946    11,153,398     9,086,219
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     982,906    1,122,716    11,705,743    12,763,098
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (473,431)  (1,068,827)   (8,359,992)  (11,458,516)
 Redemptions for contract benefits and terminations.........    (764,867)  (1,721,411)  (11,398,675)  (12,609,788)
 Contract maintenance charges...............................  (1,222,377)  (1,140,902)  (11,361,414)  (11,933,032)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,477,769)  (2,808,424)  (19,414,338)  (23,238,238)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     998,244   (2,734,478)   (8,260,940)  (14,152,019)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,207,406   28,941,884   240,712,345   254,864,364
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $27,205,650  $26,207,406  $232,451,405  $240,712,345
                                                             ===========  ===========  ============  ============

                                                                 AXA LARGE CAP VALUE
                                                                 MANAGED VOLATILITY*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  4,569,778  $  4,496,527
 Net realized gain (loss) on investments....................    3,020,639     3,031,387
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   44,657,644   (25,638,035)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   52,248,061   (18,110,121)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   20,649,462    22,622,040
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (15,052,188)  (12,171,376)
 Redemptions for contract benefits and terminations.........  (19,914,582)  (17,817,932)
 Contract maintenance charges...............................  (21,134,859)  (22,236,752)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (35,452,167)  (29,604,020)
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   16,795,894   (47,714,141)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  378,299,895   426,014,036
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $395,095,789  $378,299,895
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AXA MID CAP VALUE
                                                                 MANAGED VOLATILITY*       AXA MODERATE ALLOCATION*
                                                             --------------------------  ----------------------------
                                                                 2016          2015          2016           2015
                                                             ------------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  1,576,295  $    689,850  $  3,358,225  $    2,885,676
 Net realized gain (loss) on investments....................    9,980,366    10,016,316    24,708,791      34,899,254
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   19,837,733   (18,646,381)   13,432,298     (50,142,497)
                                                             ------------  ------------  ------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   31,394,394    (7,940,215)   41,499,314     (12,357,567)
                                                             ------------  ------------  ------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,864,488    10,810,969    54,789,833      60,269,452
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (8,142,837)   (8,346,675)  (25,133,576)    (29,525,058)
 Redemptions for contract benefits and terminations.........  (10,334,986)  (11,479,935)  (40,504,899)    (42,568,066)
 Contract maintenance charges...............................   (9,349,903)   (9,760,716)  (64,128,120)    (66,845,974)
                                                             ------------  ------------  ------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (17,963,238)  (18,776,357)  (74,976,762)    (78,669,646)
                                                             ------------  ------------  ------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................           --            --       128,898        (120,000)
                                                             ------------  ------------  ------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   13,431,156   (26,716,572)  (33,348,550)    (91,147,213)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  195,057,168   221,773,740   909,641,373   1,000,788,586
                                                             ------------  ------------  ------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $208,488,324  $195,057,168  $876,292,823  $  909,641,373
                                                             ============  ============  ============  ==============

                                                                AXA MODERATE GROWTH
                                                                     STRATEGY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   841,738  $   883,989
 Net realized gain (loss) on investments....................   1,381,169    1,409,991
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,978,652   (3,067,544)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,201,559     (773,564)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  18,535,282   21,810,273
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,080,867)  (2,894,715)
 Redemptions for contract benefits and terminations.........  (1,279,426)  (1,274,864)
 Contract maintenance charges...............................  (7,354,661)  (6,812,649)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   7,820,328   10,828,045
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................           5           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  14,021,892   10,054,481
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  82,588,080   72,533,599
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $96,609,972  $82,588,080
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AXA MODERATE-PLUS      AXA SMARTBETA
                                                                     ALLOCATION*          EQUITY*(D)
                                                             --------------------------  -------------
                                                                 2016          2015          2016
                                                             ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  2,949,536  $  2,998,874    $    902
 Net realized gain (loss) on investments....................   19,199,584    21,355,990        (146)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    6,017,192   (30,416,499)       (387)
                                                             ------------  ------------    --------

 Net increase (decrease) in net assets resulting from
   operations...............................................   28,166,312    (6,061,635)        369
                                                             ------------  ------------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   33,579,441    34,567,691     146,022
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (11,304,807)  (10,260,685)     38,607
 Redemptions for contract benefits and terminations.........  (19,454,220)  (22,038,648)         --
 Contract maintenance charges...............................  (22,400,885)  (24,056,954)     (3,851)
                                                             ------------  ------------    --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (19,580,471)  (21,788,596)    180,778
                                                             ------------  ------------    --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    8,585,841   (27,850,231)    181,147
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  412,421,520   440,271,751          --
                                                             ------------  ------------    --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $421,007,361  $412,421,520    $181,147
                                                             ============  ============    ========

                                                                  AXA/AB SMALL CAP
                                                                       GROWTH*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (187,320) $   (872,288)
 Net realized gain (loss) on investments....................   13,801,123    26,787,935
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    7,061,831   (31,960,172)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   20,675,634    (6,044,525)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    7,693,141     8,363,207
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (7,269,008)   (8,954,987)
 Redemptions for contract benefits and terminations.........   (7,441,990)   (9,969,165)
 Contract maintenance charges...............................   (7,212,492)   (7,408,846)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (14,230,349)  (17,969,791)
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    6,445,285   (24,014,316)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  186,772,456   210,786,772
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $193,217,741  $186,772,456
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 20, 2016.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                AXA/CLEARBRIDGE LARGE
                                                                     CAP GROWTH*           AXA/JANUS ENTERPRISE*
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (205,482) $   (260,068) $   (99,233) $  (130,225)
 Net realized gain (loss) on investments....................   (1,240,073)    5,924,989     (252,818)   1,582,739
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    1,750,647    (4,528,855)  (1,594,224)  (3,988,100)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      305,092     1,136,066   (1,946,275)  (2,535,586)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    5,580,038     7,194,777    3,215,779    3,750,085
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (11,952,270)  (12,934,276)  (2,221,434)  (4,784,961)
 Redemptions for contract benefits and terminations.........   (2,298,184)   (2,922,540)  (1,814,801)  (1,768,750)
 Contract maintenance charges...............................   (2,618,096)   (2,682,081)  (1,823,605)  (2,012,694)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (11,288,512)  (11,344,120)  (2,644,061)  (4,816,320)
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (10,983,420)  (10,208,054)  (4,590,336)  (7,351,906)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   84,147,622    94,355,676   42,454,695   49,806,601
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 73,164,202  $ 84,147,622  $37,864,359  $42,454,695
                                                             ============  ============  ===========  ===========

                                                                 AXA/LOOMIS SAYLES
                                                                      GROWTH*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    15,219  $   (36,076)
 Net realized gain (loss) on investments....................     619,239      248,023
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,089,265    2,295,473
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,723,723    2,507,420
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,933,792    1,304,091
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,096,929     (483,793)
 Redemptions for contract benefits and terminations.........  (1,287,250)    (932,851)
 Contract maintenance charges...............................    (901,691)    (759,674)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,841,780     (872,227)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,565,503    1,635,193
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  25,418,761   23,783,568
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $28,984,264  $25,418,761
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 BLACKROCK GLOBAL     CHARTER/SM/ MULTI-SECTOR
                                                               ALLOCATION V.I. FUND             BOND*
                                                             -----------------------  ------------------------
                                                                 2016        2015         2016         2015
                                                             -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    56,050  $   91,380  $ 1,328,257  $ 1,003,638
 Net realized gain (loss) on investments....................    (687,210)    252,571   (1,311,696)  (1,270,794)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     947,623    (281,268)   2,133,937     (625,415)
                                                             -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     316,463      62,683    2,150,498     (892,571)
                                                             -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     348,252     581,086    7,067,675    6,814,799
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (5,288,936)   (574,915)  (1,003,558)  (3,012,172)
 Redemptions for contract benefits and terminations.........    (239,295)   (436,735)  (4,330,063)  (3,900,039)
 Contract maintenance charges...............................     (74,102)    (81,360)  (7,168,290)  (7,348,157)
                                                             -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (5,254,081)   (511,924)  (5,434,236)  (7,445,569)
                                                             -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --          --       20,739      (23,000)
                                                             -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (4,937,618)   (449,241)  (3,262,999)  (8,361,140)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,385,444   9,834,685   86,543,110   94,904,250
                                                             -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 4,447,826  $9,385,444  $83,280,111  $86,543,110
                                                             ===========  ==========  ===========  ===========

                                                               CHARTER/SM/ SMALL CAP
                                                                      GROWTH*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (17,136) $    12,330
 Net realized gain (loss) on investments....................     487,177      386,736
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     430,630   (1,109,153)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     900,671     (710,087)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     751,514      867,434
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (760,150)    (183,478)
 Redemptions for contract benefits and terminations.........    (689,337)    (376,683)
 Contract maintenance charges...............................    (520,025)    (576,965)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,217,998)    (269,692)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (317,327)    (979,779)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,025,562   12,005,341
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,708,235  $11,025,562
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                         CLEARBRIDGE
                                                               CHARTER/SM/ SMALL CAP   VARIABLE MID CAP
                                                                      VALUE*             PORTFOLIO(D)
                                                             ------------------------  ----------------
                                                                 2016         2015           2016
                                                             -----------  -----------  ----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   294,133  $    75,303       $   14
 Net realized gain (loss) on investments....................     923,055    1,030,645           77
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,905,861   (5,207,967)         345
                                                             -----------  -----------       ------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,123,049   (4,102,019)         436
                                                             -----------  -----------       ------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,722,381    1,862,922        4,750
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,352,837)    (697,728)          --
 Redemptions for contract benefits and terminations.........  (1,032,261)  (1,387,873)          --
 Contract maintenance charges...............................  (1,467,365)  (1,544,446)         (97)
                                                             -----------  -----------       ------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,130,082)  (1,767,125)       4,653
                                                             -----------  -----------       ------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,992,967   (5,869,144)       5,089
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,094,648   31,963,792           --
                                                             -----------  -----------       ------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,087,615  $26,094,648       $5,089
                                                             ===========  ===========       ======

                                                                 EQ/BLACKROCK BASIC
                                                                    VALUE EQUITY*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  2,265,248  $  1,961,888
 Net realized gain (loss) on investments....................    8,969,467     8,277,931
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   21,558,832   (23,808,225)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   32,793,547   (13,568,406)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   12,264,696    13,668,180
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (9,860,608)   (7,965,291)
 Redemptions for contract benefits and terminations.........   (9,447,006)   (8,935,025)
 Contract maintenance charges...............................   (8,625,703)   (8,701,988)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (15,668,621)  (11,934,124)
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   17,124,926   (25,502,530)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  194,843,111   220,345,641
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $211,968,037  $194,843,111
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 20, 2016.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                EQ/BOSTON ADVISORS         EQ/CAPITAL GUARDIAN
                                                                  EQUITY INCOME*                RESEARCH*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   333,159  $   262,261  $    404,875  $    121,138
 Net realized gain (loss) on investments....................   2,128,844    2,379,815     5,003,809     5,081,556
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (102,790)  (3,020,312)    2,371,198    (3,916,741)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,359,213     (378,236)    7,779,882     1,285,953
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,477,442    1,547,170     4,688,874     4,962,900
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (984,626)  (1,256,235)   (5,460,916)    2,738,655
 Redemptions for contract benefits and terminations.........    (828,709)    (707,707)   (5,519,586)   (4,214,267)
 Contract maintenance charges...............................    (762,224)    (803,785)   (4,485,548)   (4,582,325)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,098,117)  (1,220,557)  (10,777,176)   (1,095,037)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --            --            --
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,261,096   (1,598,793)   (2,997,294)      190,916
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  18,779,463   20,378,256   109,079,349   108,888,433
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $20,040,559  $18,779,463  $106,082,055  $109,079,349
                                                             ===========  ===========  ============  ============

                                                                 EQ/COMMON STOCK INDEX*
                                                             ------------------------------
                                                                  2016            2015
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   15,468,125  $   13,276,948
 Net realized gain (loss) on investments....................     44,397,340      45,550,451
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     99,844,784     (66,420,997)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    159,710,249      (7,593,598)
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     71,880,389      73,389,185
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (40,196,524)    (31,455,451)
 Redemptions for contract benefits and terminations.........    (65,894,227)    (70,586,105)
 Contract maintenance charges...............................    (82,755,800)    (85,004,784)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (116,966,162)   (113,657,155)
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         84,995         168,200
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     42,829,082    (121,082,553)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,515,802,702   1,636,885,255
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,558,631,784  $1,515,802,702
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             EQ/CONVERTIBLE
                                                             SECURITIES*(D)    EQ/CORE BOND INDEX*       EQ/EQUITY 500 INDEX*
                                                             -------------- ------------------------  --------------------------
                                                                  2016          2016         2015         2016          2015
                                                             -------------- -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)...............................     $  317     $   654,031  $   640,423  $  9,370,757  $  9,154,225
 Net realized gain (loss) on investments....................          6         (70,025)      55,854    38,245,368    51,635,577
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (51)         14,802     (620,665)   27,671,628   (57,226,749)
                                                                 ------     -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................        272         598,808       75,612    75,287,753     3,563,053
                                                                 ------     -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................        607       4,079,275    4,274,041    35,746,673    37,176,653
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      8,392         721,953      512,897    (3,028,444)  (14,235,081)
 Redemptions for contract benefits and terminations.........         --      (2,225,369)  (2,648,302)  (26,680,569)  (28,737,556)
 Contract maintenance charges...............................       (545)     (2,746,099)  (2,777,678)  (30,825,758)  (30,430,352)
                                                                 ------     -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      8,454        (170,240)    (639,042)  (24,788,098)  (36,226,336)
                                                                 ------     -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --              --           --         9,261            --
                                                                 ------     -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................      8,726         428,568     (563,430)   50,508,916   (32,663,283)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................         --      52,455,328   53,018,758   710,641,390   743,304,673
                                                                 ------     -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.........................     $8,726     $52,883,896  $52,455,328  $761,150,306  $710,641,390
                                                                 ======     ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 20, 2016.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               EQ/GAMCO MERGERS AND          EQ/GAMCO SMALL
                                                                   ACQUISITIONS*             COMPANY VALUE*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (33,777) $   (35,615) $    438,779  $    432,838
 Net realized gain (loss) on investments....................     815,427      800,349    11,497,248    14,193,401
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     253,253     (442,986)   20,499,239   (23,639,812)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,034,903      321,748    32,435,266    (9,013,573)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,262,912    1,248,542    13,144,702    14,546,446
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (962,796)    (238,301)   (6,071,993)   (7,006,788)
 Redemptions for contract benefits and terminations.........    (401,048)    (455,205)   (4,766,318)   (5,416,880)
 Contract maintenance charges...............................    (496,212)    (494,671)   (5,816,422)   (5,678,896)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (597,144)      60,365    (3,510,031)   (3,556,118)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     437,759      382,113    28,925,235   (12,569,691)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,417,027   14,034,914   143,948,905   156,518,596
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,854,786  $14,417,027  $172,874,140  $143,948,905
                                                             ===========  ===========  ============  ============

                                                               EQ/GLOBAL BOND PLUS*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   288,496  $   (43,082)
 Net realized gain (loss) on investments....................    (241,169)    (456,911)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................       2,577     (266,877)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      49,904     (766,870)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,422,649    1,514,062
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     248,191   (1,691,569)
 Redemptions for contract benefits and terminations.........    (659,549)  (1,303,750)
 Contract maintenance charges...............................  (1,022,729)  (1,048,125)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     (11,438)  (2,529,382)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................      38,466   (3,296,252)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  17,020,519   20,316,771
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $17,058,985  $17,020,519
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                                                 GOVERNMENT BOND*             EQUITY INDEX*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   377,082  $   247,834  $  6,020,840  $  5,650,414
 Net realized gain (loss) on investments....................     693,294      513,974    (8,440,951)   (1,973,019)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,010,481)    (640,827)    6,543,078   (10,756,200)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................      59,895      120,981     4,122,967    (7,078,805)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,609,382    4,979,433    19,831,390    20,403,002
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  10,362,801    1,444,063    (4,503,043)   (1,974,088)
 Redemptions for contract benefits and terminations.........  (3,476,343)  (2,870,287)  (14,531,820)  (15,310,518)
 Contract maintenance charges...............................  (4,554,261)  (4,687,918)  (17,391,516)  (18,480,530)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   6,941,579   (1,134,709)  (16,594,989)  (15,362,134)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................       5,400           --         4,500            --
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   7,006,874   (1,013,728)  (12,467,522)  (22,440,939)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  84,225,119   85,238,847   285,117,253   307,558,192
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $91,231,993  $84,225,119  $272,649,731  $285,117,253
                                                             ===========  ===========  ============  ============

                                                               EQ/INVESCO COMSTOCK*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   507,501  $   491,561
 Net realized gain (loss) on investments....................     467,507      898,563
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,676,230   (3,002,888)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,651,238   (1,612,764)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,824,199    2,097,352
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (4,077,037)     246,230
 Redemptions for contract benefits and terminations.........    (801,030)  (1,075,306)
 Contract maintenance charges...............................    (867,923)    (900,350)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (3,921,791)     367,926
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (270,553)  (1,244,838)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  23,947,435   25,192,273
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $23,676,882  $23,947,435
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 EQ/JPMORGAN VALUE         EQ/LARGE CAP GROWTH
                                                                  OPPORTUNITIES*                 INDEX*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   204,187  $    89,757  $    724,859  $    554,053
 Net realized gain (loss) on investments....................   1,942,732    2,320,971    12,720,627    18,064,248
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,210,295   (3,303,606)   (6,216,885)  (12,845,810)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,357,214     (892,878)    7,228,601     5,772,491
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,227,130    1,922,619     6,727,964     7,161,484
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     920,323    2,367,474    (4,192,093)   (1,515,818)
 Redemptions for contract benefits and terminations.........  (1,797,927)  (2,476,576)   (5,400,891)   (5,896,634)
 Contract maintenance charges...............................  (1,626,290)  (1,534,920)   (5,478,317)   (5,777,822)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (276,764)     278,597    (8,343,337)   (6,028,790)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,080,450     (614,281)   (1,114,736)     (256,299)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  31,835,466   32,449,747   131,468,171   131,724,470
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $37,915,916  $31,835,466  $130,353,435  $131,468,171
                                                             ===========  ===========  ============  ============

                                                                EQ/LARGE CAP VALUE
                                                                      INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   391,871  $   326,561
 Net realized gain (loss) on investments....................   1,452,038    1,749,009
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,396,048   (3,029,371)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,239,957     (953,801)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,784,893    1,768,722
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,607,417    1,038,466
 Redemptions for contract benefits and terminations.........    (579,540)    (656,690)
 Contract maintenance charges...............................    (784,676)    (770,338)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,028,094    1,380,160
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,268,051      426,359
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  19,576,495   19,150,136
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $24,844,546  $19,576,495
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               EQ/MFS INTERNATIONAL
                                                                      GROWTH*               EQ/MID CAP INDEX*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   289,861  $   133,032  $    889,402  $    618,281
 Net realized gain (loss) on investments....................     337,809    1,532,904    11,276,930     4,142,515
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      31,862   (1,675,590)    8,768,218    (8,365,728)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     659,532       (9,654)   20,934,550    (3,604,932)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,786,492    3,002,828     7,136,844     7,380,515
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      94,410      580,007    (2,028,757)       13,980
 Redemptions for contract benefits and terminations.........  (1,083,513)  (1,893,213)   (5,368,479)   (4,781,665)
 Contract maintenance charges...............................  (1,434,958)  (1,449,064)   (4,651,659)   (4,650,812)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     362,431      240,558    (4,912,051)   (2,037,982)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --            --            --
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,021,963      230,904    16,022,499    (5,642,914)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  37,624,667   37,393,763   110,947,775   116,590,689
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $38,646,630  $37,624,667  $126,970,274  $110,947,775
                                                             ===========  ===========  ============  ============

                                                                  EQ/MONEY MARKET*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (612,518) $   (659,391)
 Net realized gain (loss) on investments....................       (1,696)          312
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        1,672        (2,431)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (612,542)     (661,510)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   70,207,193    77,405,689
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    6,534,771     7,334,982
 Redemptions for contract benefits and terminations.........  (60,398,243)  (72,524,686)
 Contract maintenance charges...............................  (17,608,622)  (18,717,334)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (1,264,901)   (6,501,349)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................       52,304       (52,305)
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (1,825,139)   (7,215,164)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  160,639,139   167,854,303
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $158,814,000  $160,639,139
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               EQ/PIMCO ULTRA SHORT
                                                                       BOND*             EQ/QUALITY BOND PLUS*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   226,801  $    57,973  $   441,691  $   401,318
 Net realized gain (loss) on investments....................    (123,493)     (86,263)    (439,636)    (862,433)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     407,127     (176,220)     470,800      369,294
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     510,435     (204,510)     472,855      (91,821)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,699,773    2,810,950    5,339,820    5,062,469
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,589,585)  (1,727,922)     660,154     (101,756)
 Redemptions for contract benefits and terminations.........  (2,348,101)  (1,481,597)  (2,777,119)  (3,454,998)
 Contract maintenance charges...............................  (2,054,342)  (2,141,714)  (5,849,740)  (5,882,579)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (3,292,255)  (2,540,283)  (2,626,885)  (4,376,864)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................        (311)          --       26,762       (4,962)
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,782,131)  (2,744,793)  (2,127,268)  (4,473,647)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  33,788,100   36,532,893   59,025,196   63,498,843
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $31,005,969  $33,788,100  $56,897,928  $59,025,196
                                                             ===========  ===========  ===========  ===========

                                                                  EQ/SMALL COMPANY
                                                                       INDEX*
                                                             -------------------------
                                                                 2016         2015
                                                             -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   683,015  $    487,737
 Net realized gain (loss) on investments....................   5,903,453     8,164,460
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   7,804,878   (12,289,217)
                                                             -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  14,391,346    (3,637,020)
                                                             -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,040,312     4,924,510
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,039,255     1,162,433
 Redemptions for contract benefits and terminations.........  (3,297,325)   (2,319,486)
 Contract maintenance charges...............................  (2,586,889)   (2,575,376)
                                                             -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     195,353     1,192,081
                                                             -----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --            --
                                                             -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  14,586,699    (2,444,939)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  71,357,715    73,802,654
                                                             -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $85,944,414  $ 71,357,715
                                                             ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                              EQ/T. ROWE PRICE GROWTH       EQ/UBS GROWTH &
                                                                      STOCK*                    INCOME*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (251,568) $  (259,198) $    51,646  $    29,743
 Net realized gain (loss) on investments....................   6,348,948    6,362,280      406,609    2,639,675
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (5,466,788)     635,064      629,334   (2,891,098)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     630,592    6,738,146    1,087,589     (221,680)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,013,910    6,696,576      700,450      732,568
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (7,150,233)  11,323,002   (1,372,687)   1,488,633
 Redemptions for contract benefits and terminations.........  (3,572,819)  (2,817,499)    (749,830)    (417,525)
 Contract maintenance charges...............................  (3,244,004)  (2,891,497)    (448,702)    (415,817)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (5,953,146)  12,310,582   (1,870,769)   1,387,859
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (5,322,554)  19,048,728     (783,180)   1,166,179
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  83,752,029   64,703,301   12,167,265   11,001,086
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $78,429,475  $83,752,029  $11,384,085  $12,167,265
                                                             ===========  ===========  ===========  ===========

                                                              FIDELITY(R) VIP ASSET
                                                                 MANAGER: GROWTH
                                                                    PORTFOLIO
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   15,947  $   14,257
 Net realized gain (loss) on investments....................     57,504     116,511
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (47,615)   (134,182)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     25,836      (3,414)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     80,308      54,935
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    129,552     (98,361)
 Redemptions for contract benefits and terminations.........    (80,162)   (130,521)
 Contract maintenance charges...............................    (36,713)    (40,114)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     92,985    (214,061)
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    118,821    (217,475)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,265,102   1,482,577
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,383,923  $1,265,102
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                             FIDELITY(R) VIP CONTRAFUND(R) FIDELITY(R) VIP EQUITY-
                                                                     PORTFOLIO                INCOME PORTFOLIO
                                                             ----------------------------  ----------------------
                                                                 2016           2015          2016        2015
                                                              -----------   ------------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   192,970    $    371,205   $   31,462  $   33,008
 Net realized gain (loss) on investments....................   8,116,959      10,637,114       55,308     101,459
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,189,135)    (11,146,011)     118,925    (182,104)
                                                              -----------   ------------   ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,120,794        (137,692)     205,695     (47,637)
                                                              -----------   ------------   ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,856,134       4,390,616      250,441     180,387
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (7,467,557)       (848,601)     191,162      25,905
 Redemptions for contract benefits and terminations.........  (1,846,205)     (3,261,931)     (76,663)    (79,737)
 Contract maintenance charges...............................  (1,612,155)     (1,559,239)     (41,188)    (35,183)
                                                              -----------   ------------   ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (7,069,783)     (1,279,155)     323,752      91,372
                                                              -----------   ------------   ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (948,989)     (1,416,847)     529,447      43,735
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  86,528,119      87,944,966    1,055,461   1,011,726
                                                              -----------   ------------   ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $85,579,130    $ 86,528,119   $1,584,908  $1,055,461
                                                              ===========   ============   ==========  ==========

                                                                FIDELITY(R) VIP
                                                                GOVERNMENT MONEY
                                                                MARKET PORTFOLIO
                                                             ---------------------
                                                                2016        2015
                                                             ----------  ---------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $      136  $     110
 Net realized gain (loss) on investments....................         --         --
 Net change in unrealized appreciation (depreciation) of
   investments..............................................         --         --
                                                             ----------  ---------

 Net increase (decrease) in net assets resulting from
   operations...............................................        136        110
                                                             ----------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    306,906    197,108
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    311,130    (35,731)
 Redemptions for contract benefits and terminations.........   (251,329)  (125,157)
 Contract maintenance charges...............................    (32,058)   (38,345)
                                                             ----------  ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    334,649     (2,125)
                                                             ----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS.......................    334,785     (2,015)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    997,475    999,490
                                                             ----------  ---------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,332,260  $ 997,475
                                                             ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                             FIDELITY(R) VIP GROWTH &   FIDELITY(R) VIP HIGH
                                                                 INCOME PORTFOLIO         INCOME PORTFOLIO
                                                             -----------------------  -----------------------
                                                                2016         2015        2016         2015
                                                             ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  105,955  $   120,857  $  183,533  $   259,608
 Net realized gain (loss) on investments....................    507,400      743,985    (141,456)    (311,035)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    522,058   (1,074,627)    374,661      (71,837)
                                                             ----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  1,135,413     (209,785)    416,738     (123,264)
                                                             ----------  -----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,018,726    1,018,841     236,243      321,320
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      1,633     (267,283)   (205,017)  (1,449,802)
 Redemptions for contract benefits and terminations.........   (457,481)    (418,799)   (136,496)    (343,689)
 Contract maintenance charges...............................   (377,616)    (371,527)    (63,969)     (69,434)
                                                             ----------  -----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    185,262      (38,768)   (169,239)  (1,541,605)
                                                             ----------  -----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,320,675     (248,553)    247,499   (1,664,869)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  7,289,120    7,537,673   3,378,581    5,043,450
                                                             ----------  -----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $8,609,795  $ 7,289,120  $3,626,080  $ 3,378,581
                                                             ==========  ===========  ==========  ===========

                                                                 FIDELITY(R) VIP
                                                                 INVESTMENT GRADE
                                                                  BOND PORTFOLIO
                                                             -----------------------
                                                                2016         2015
                                                             ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  203,942  $   196,929
 Net realized gain (loss) on investments....................     (7,636)      60,410
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     51,361     (295,052)
                                                             ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    247,667      (37,713)
                                                             ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,660,859    2,102,108
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    700,813   (1,960,405)
 Redemptions for contract benefits and terminations.........   (248,596)  (1,007,596)
 Contract maintenance charges...............................   (292,792)    (282,480)
                                                             ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,820,284   (1,148,373)
                                                             ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,067,951   (1,186,086)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  7,133,949    8,320,035
                                                             ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $9,201,900  $ 7,133,949
                                                             ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                              FIDELITY(R) VIP MID CAP    FIDELITY(R) VIP VALUE
                                                                     PORTFOLIO                 PORTFOLIO
                                                             -------------------------  ----------------------
                                                                 2016         2015         2016        2015
                                                             -----------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    36,418  $     19,312  $    5,919  $   16,171
 Net realized gain (loss) on investments....................     747,468     3,306,355    (153,827)    284,278
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,672,951    (3,794,851)    164,236    (303,282)
                                                             -----------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,456,837      (469,184)     16,328      (2,833)
                                                             -----------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,603,919     2,843,143      95,615      97,970
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (271,169)  (11,813,075)   (552,639)     61,477
 Redemptions for contract benefits and terminations.........    (916,173)   (1,603,290)    (53,682)   (406,007)
 Contract maintenance charges...............................    (813,854)     (752,441)    (18,570)    (22,440)
                                                             -----------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     602,723   (11,325,663)   (529,276)   (269,000)
                                                             -----------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,059,560   (11,794,847)   (512,948)   (271,833)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  20,963,130    32,757,977   1,260,965   1,532,798
                                                             -----------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $24,022,690  $ 20,963,130  $  748,017  $1,260,965
                                                             ===========  ============  ==========  ==========

                                                             FIDELITY(R) VIP VALUE
                                                                 STRATEGIES
                                                                  PORTFOLIO
                                                             --------------------
                                                               2016       2015
                                                             --------   --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  2,911   $  3,284
 Net realized gain (loss) on investments....................    4,024     46,089
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   22,758    (60,536)
                                                             --------   --------

 Net increase (decrease) in net assets resulting from
   operations...............................................   29,693    (11,163)
                                                             --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   48,385     30,680
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (31,236)    19,480
 Redemptions for contract benefits and terminations.........  (37,037)   (19,640)
 Contract maintenance charges...............................   (8,624)    (8,967)
                                                             --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (28,512)    21,553
                                                             --------   --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    1,181     10,390
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  333,242    322,852
                                                             --------   --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $334,423   $333,242
                                                             ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              FRANKLIN MUTUAL SHARES   FRANKLIN RISING DIVIDENDS
                                                                     VIP FUND                   VIP FUND
                                                             ------------------------  -------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   174,705  $   332,521  $   556,167  $    565,726
 Net realized gain (loss) on investments....................     937,943    1,413,779    7,469,857     7,550,456
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     396,536   (2,337,146)    (506,598)  (10,135,616)
                                                             -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,509,184     (590,846)   7,519,426    (2,019,434)
                                                             -----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     443,595      521,936    3,754,883     4,062,950
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,335,442)    (768,106)  (2,526,362)   (2,101,597)
 Redemptions for contract benefits and terminations.........    (237,029)    (124,704)  (2,375,388)   (2,033,706)
 Contract maintenance charges...............................    (236,971)    (228,463)  (1,875,557)   (1,750,266)
                                                             -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,365,847)    (599,337)  (3,022,424)   (1,822,619)
                                                             -----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     143,337   (1,190,183)   4,497,002    (3,842,053)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  10,351,661   11,541,844   49,523,210    53,365,263
                                                             -----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,494,998  $10,351,661  $54,020,212  $ 49,523,210
                                                             ===========  ===========  ===========  ============

                                                                FRANKLIN SMALL CAP
                                                                  VALUE VIP FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    32,979  $    21,145
 Net realized gain (loss) on investments....................     492,702      740,681
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,457,580   (1,197,710)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,983,261     (435,884)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     998,460      833,373
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,470,812     (458,667)
 Redemptions for contract benefits and terminations.........    (330,120)    (156,404)
 Contract maintenance charges...............................    (244,870)    (196,334)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,894,282       21,968
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,877,543     (413,916)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   5,238,989    5,652,905
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,116,532  $ 5,238,989
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                FRANKLIN STRATEGIC       GOLDMAN SACHS VIT MID
                                                                  INCOME VIP FUND           CAP VALUE FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   939,925  $ 1,791,236  $    93,746  $   (15,962)
 Net realized gain (loss) on investments....................  (1,283,327)    (161,300)    (685,083)     760,723
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,500,906   (2,867,623)   1,817,658   (1,913,667)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,157,504   (1,237,687)   1,226,321   (1,168,906)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,131,462    3,486,597    1,328,602    1,511,875
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (803,926)     765,825   (1,560,991)     653,791
 Redemptions for contract benefits and terminations.........  (1,333,229)  (1,037,707)    (364,564)    (824,729)
 Contract maintenance charges...............................  (1,515,838)  (1,464,388)    (469,094)    (480,547)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (521,531)   1,750,327   (1,066,047)     860,390
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,635,973      512,640      160,274     (308,516)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,160,631   28,647,991   10,211,424   10,519,940
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,796,604  $29,160,631  $10,371,698  $10,211,424
                                                             ===========  ===========  ===========  ===========

                                                             INVESCO V.I. DIVERSIFIED
                                                                  DIVIDEND FUND
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   119,716  $   48,269
 Net realized gain (loss) on investments....................     116,530      65,282
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     712,244     (84,879)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     948,490      28,672
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,292,791   1,118,646
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   7,880,854     424,222
 Redemptions for contract benefits and terminations.........    (148,426)    (86,877)
 Contract maintenance charges...............................    (239,776)   (101,274)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   8,785,443   1,354,717
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --          35
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   9,733,933   1,383,424
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   3,477,353   2,093,929
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $13,211,286  $3,477,353
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                             INVESCO V.I.
                                                             INVESCO V.I. GLOBAL REAL        INTERNATIONAL
                                                                    ESTATE FUND               GROWTH FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   423,216  $ 1,046,805  $   298,329  $   341,505
 Net realized gain (loss) on investments....................   1,067,703      827,125      352,224    1,242,626
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,057,411)  (2,603,707)    (873,634)  (2,527,271)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     433,508     (729,777)    (223,081)    (943,140)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,148,420    4,774,719    3,323,550    3,983,383
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     115,977      303,717   (1,687,762)     448,720
 Redemptions for contract benefits and terminations.........  (1,156,769)    (885,522)    (732,289)    (834,532)
 Contract maintenance charges...............................  (1,237,069)  (1,214,081)    (931,051)    (876,245)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,870,559    2,978,833      (27,552)   2,721,326
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          81           70          250          400
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,304,148    2,249,126     (250,383)   1,778,586
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  32,762,554   30,513,428   30,483,481   28,704,895
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $35,066,702  $32,762,554  $30,233,098  $30,483,481
                                                             ===========  ===========  ===========  ===========

                                                              INVESCO V.I. MID CAP
                                                                CORE EQUITY FUND
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (8,637) $   (5,944)
 Net realized gain (loss) on investments....................    154,198     339,352
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    245,373    (457,303)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    390,934    (123,895)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    229,895     297,238
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (41,130)   (406,979)
 Redemptions for contract benefits and terminations.........   (104,105)   (185,160)
 Contract maintenance charges...............................    (97,382)    (97,105)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (12,722)   (392,006)
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         46          --
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    378,258    (515,901)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,003,504   3,519,405
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,381,762  $3,003,504
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              INVESCO V.I. SMALL CAP    IVY VIP DIVIDEND
                                                                   EQUITY FUND           OPPORTUNITIES
                                                             -----------------------  -------------------
                                                                2016         2015       2016       2015
                                                             ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (8,936) $   (10,192) $ 10,255  $   8,002
 Net realized gain (loss) on investments....................    163,693    1,041,774    30,642     66,058
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    328,155   (1,307,587)   26,829    (92,192)
                                                             ----------  -----------  --------  ---------

 Net increase (decrease) in net assets resulting from
   operations...............................................    482,912     (276,005)   67,726    (18,132)
                                                             ----------  -----------  --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    398,257      495,913    92,945     70,462
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (285,697)     308,850    88,745   (118,236)
 Redemptions for contract benefits and terminations.........   (185,222)     (85,822)   (3,089)   (91,561)
 Contract maintenance charges...............................   (173,018)    (162,699)  (22,958)   (20,090)
                                                             ----------  -----------  --------  ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (245,680)     556,242   155,643   (159,425)
                                                             ----------  -----------  --------  ---------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --           --        --         --
                                                             ----------  -----------  --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS.......................    237,232      280,237   223,369   (177,557)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,376,255    4,096,018   525,446    703,003
                                                             ----------  -----------  --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,613,487  $ 4,376,255  $748,815  $ 525,446
                                                             ==========  ===========  ========  =========

                                                                  IVY VIP ENERGY
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (25,180) $   (42,535)
 Net realized gain (loss) on investments....................  (1,411,935)    (546,896)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   6,511,731   (3,144,450)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   5,074,616   (3,733,881)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,020,029    2,272,805
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     133,517    1,922,152
 Redemptions for contract benefits and terminations.........    (904,685)    (408,351)
 Contract maintenance charges...............................    (731,962)    (711,827)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     516,899    3,074,779
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --        1,350
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,591,515     (657,752)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,261,490   14,919,242
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $19,853,005  $14,261,490
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                IVY VIP HIGH INCOME     IVY VIP MID CAP GROWTH
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 1,550,404  $ 1,165,551  $   (71,048) $   (87,298)
 Net realized gain (loss) on investments....................  (1,132,886)    (162,745)   1,480,499    3,157,733
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,021,765   (2,489,988)      80,674   (4,925,907)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,439,283   (1,487,182)   1,490,125   (1,855,472)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,200,368    3,684,728    2,389,147    2,975,658
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,828,792    2,117,231   (3,592,415)     527,200
 Redemptions for contract benefits and terminations.........    (907,093)    (773,114)    (732,369)  (1,150,583)
 Contract maintenance charges...............................  (1,190,062)  (1,086,019)    (940,722)    (924,098)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,932,005    3,942,826   (2,876,359)   1,428,177
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         (18)          21           --        1,100
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   8,371,270    2,455,665   (1,386,234)    (426,195)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  20,390,112   17,934,447   28,093,633   28,519,828
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $28,761,382  $20,390,112  $26,707,399  $28,093,633
                                                             ===========  ===========  ===========  ===========

                                                                IVY VIP SCIENCE AND
                                                                    TECHNOLOGY
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (60,711) $   (73,140)
 Net realized gain (loss) on investments....................    (785,509)   1,111,758
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     968,324   (2,099,490)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     122,104   (1,060,872)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,035,482    3,170,986
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (5,158,320)   3,552,080
 Redemptions for contract benefits and terminations.........  (1,044,770)    (585,991)
 Contract maintenance charges...............................    (915,436)    (829,343)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (4,083,044)   5,307,732
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,960,940)   4,246,860
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,510,800   22,263,940
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $22,549,860  $26,510,800
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                           LAZARD RETIREMENT
                                                                   IVY VIP SMALL           EMERGING MARKETS
                                                                    CAP GROWTH             EQUITY PORTFOLIO
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (23,690) $   (22,237) $   389,261  $   404,747
 Net realized gain (loss) on investments....................      71,839    1,161,881   (2,201,382)  (1,411,640)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     257,071   (1,250,082)  10,014,015   (8,487,944)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     305,220     (110,438)   8,201,894   (9,494,837)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,056,086      843,457    5,962,153    6,363,281
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,000,537)   2,826,825   (2,692,687)    (168,244)
 Redemptions for contract benefits and terminations.........    (284,498)    (238,526)  (1,179,787)  (1,275,876)
 Contract maintenance charges...............................    (335,708)    (287,813)  (1,849,749)  (1,838,569)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (564,657)   3,143,943      239,930    3,080,592
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         150           --           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (259,287)   3,033,505    8,441,824   (6,414,245)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,950,701    5,917,196   39,073,665   45,487,910
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,691,414  $ 8,950,701  $47,515,489  $39,073,665
                                                             ===========  ===========  ===========  ===========

                                                               MFS(R) INTERNATIONAL
                                                                  VALUE PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   706,709  $ 1,016,259
 Net realized gain (loss) on investments....................   4,009,011    3,681,049
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,130,374)  (1,260,811)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,585,346    3,436,497
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,058,558    7,540,782
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,601,653    5,123,524
 Redemptions for contract benefits and terminations.........  (2,137,370)  (2,387,655)
 Contract maintenance charges...............................  (2,408,129)  (1,963,590)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   5,114,712    8,313,061
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         734        1,371
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   7,700,792   11,750,929
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  69,473,238   57,722,309
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $77,174,030  $69,473,238
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                      MFS(R) MASSACHUSETTS
                                                             MFS(R) INVESTORS TRUST     INVESTORS GROWTH
                                                                     SERIES           STOCK PORTFOLIO(A)(B)
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    7,339  $    8,853  $    2,621  $    4,227
 Net realized gain (loss) on investments....................    257,155     311,678     329,512     169,992
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (59,254)   (329,890)   (210,202)   (214,567)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    205,240      (9,359)    121,931     (40,348)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    191,529     203,246     376,065     260,122
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    134,775      96,571   1,299,093   2,035,102
 Redemptions for contract benefits and terminations.........    (23,154)   (109,458)    (62,743)    (22,952)
 Contract maintenance charges...............................    (89,841)    (71,756)   (124,376)    (76,742)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    213,309     118,603   1,488,039   2,195,530
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................        400          --          --          --
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    418,949     109,244   1,609,970   2,155,182
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,198,630   2,089,386   2,155,182          --
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,617,579  $2,198,630  $3,765,152  $2,155,182
                                                             ==========  ==========  ==========  ==========


                                                             MFS(R) UTILITIES SERIES
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   80,746  $   84,079
 Net realized gain (loss) on investments....................    (97,253)     63,030
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    226,428    (455,157)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    209,921    (308,048)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    287,217     526,930
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    519,242    (184,620)
 Redemptions for contract benefits and terminations.........    (48,633)   (192,830)
 Contract maintenance charges...............................    (52,885)    (61,889)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    704,941      87,591
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --         500
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    914,862    (219,957)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,640,096   1,860,053
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,554,958  $1,640,096
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
(b)Units were made available on March 27, 2015.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               MULTIMANAGER AGGRESSIVE       MULTIMANAGER CORE
                                                                       EQUITY*                     BOND*
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    (26,322) $ (1,604,859) $ 1,292,251  $ 1,191,254
 Net realized gain (loss) on investments....................   17,475,969    18,378,895     (609,274)    (551,689)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (7,316,937)   (2,344,791)   1,005,455     (723,006)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   10,132,710    14,429,245    1,688,432      (83,441)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   21,173,655    22,690,865    4,664,444    4,625,522
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (12,676,278)  (10,428,641)    (392,356)  (2,402,831)
 Redemptions for contract benefits and terminations.........  (19,690,818)  (20,525,773)  (2,579,741)  (2,784,242)
 Contract maintenance charges...............................  (22,285,351)  (23,061,558)  (4,677,997)  (4,681,994)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (33,478,792)  (31,325,107)  (2,985,650)  (5,243,545)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................       59,399       (52,000)          --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (23,286,683)  (16,947,862)  (1,297,218)  (5,326,986)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  400,685,627   417,633,489   71,011,100   76,338,086
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $377,398,944  $400,685,627  $69,713,882  $71,011,100
                                                             ============  ============  ===========  ===========

                                                               MULTIMANAGER MID CAP
                                                                      GROWTH*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (69,471) $  (109,360)
 Net realized gain (loss) on investments....................     161,673    3,398,443
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,794,279   (3,804,113)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,886,481     (515,030)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,261,959    2,091,374
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,186,179)    (306,387)
 Redemptions for contract benefits and terminations.........  (1,358,147)  (1,356,684)
 Contract maintenance charges...............................  (2,423,901)  (2,390,878)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,706,268)  (1,962,575)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --          600
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (819,787)  (2,477,005)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  30,608,639   33,085,644
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $29,788,852  $30,608,639
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               MULTIMANAGER MID CAP          MULTIMANAGER
                                                                      VALUE*                  TECHNOLOGY*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   277,848  $   160,456  $  (332,970) $  (352,910)
 Net realized gain (loss) on investments....................   2,739,141    2,399,375    9,115,746   13,094,897
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,705,902   (5,330,868)  (1,665,435)  (7,570,893)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   7,722,891   (2,771,037)   7,117,341    5,171,094
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,717,409    2,079,934    5,675,448    5,026,899
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,532,146)  (1,621,322)  (1,663,223)  (4,046,732)
 Redemptions for contract benefits and terminations.........  (1,909,914)  (1,843,466)  (3,888,225)  (4,554,030)
 Contract maintenance charges...............................  (2,002,893)  (2,060,559)  (3,903,058)  (3,931,501)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (4,727,544)  (3,445,413)  (3,779,058)  (7,505,364)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,995,347   (6,216,450)   3,338,283   (2,334,270)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  44,455,888   50,672,338   87,587,374   89,921,644
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $47,451,235  $44,455,888  $90,925,657  $87,587,374
                                                             ===========  ===========  ===========  ===========

                                                                NATURAL RESOURCES
                                                                    PORTFOLIO
                                                             -----------------------
                                                                2016         2015
                                                             ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $       --  $        --
 Net realized gain (loss) on investments....................    (43,254)  (3,257,160)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    880,512    1,433,715
                                                             ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    837,258   (1,823,445)
                                                             ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    236,302      322,975
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    313,219    1,143,861
 Redemptions for contract benefits and terminations.........    (55,343)  (4,463,576)
 Contract maintenance charges...............................    (33,743)     (79,443)
                                                             ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    460,435   (3,076,183)
                                                             ----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         67           83
                                                             ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,297,760   (4,899,545)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,625,955    7,525,500
                                                             ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,923,715  $ 2,625,955
                                                             ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                       PIMCO
                                                              COMMODITYREALRETURN(R)       PIMCO REAL RETURN
                                                                STRATEGY PORTFOLIO             PORTFOLIO
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    74,031  $   360,773  $   471,361  $   932,846
 Net realized gain (loss) on investments....................  (1,357,961)  (1,069,197)    (817,143)    (552,388)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,514,773   (1,912,720)   1,448,230   (1,140,066)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,230,843   (2,621,144)   1,102,448     (759,608)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,300,602    1,475,903    2,476,743    3,321,536
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (282,892)   1,008,736     (625,994)  (2,761,195)
 Redemptions for contract benefits and terminations.........    (266,704)    (318,138)    (893,655)    (814,993)
 Contract maintenance charges...............................    (468,450)    (492,016)  (1,217,278)  (1,271,009)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     282,556    1,674,485     (260,184)  (1,525,661)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,513,399     (946,659)     842,264   (2,285,269)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,075,775    9,022,434   23,350,709   25,635,978
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 9,589,174  $ 8,075,775  $24,192,973  $23,350,709
                                                             ===========  ===========  ===========  ===========

                                                                PIMCO TOTAL RETURN
                                                                     PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 1,116,683  $ 3,012,658
 Net realized gain (loss) on investments....................  (1,103,517)     306,202
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,458,494   (3,274,363)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,471,660       44,497
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,259,302    5,714,449
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,994,678)  (1,807,499)
 Redemptions for contract benefits and terminations.........  (2,602,437)  (1,363,790)
 Contract maintenance charges...............................  (2,461,864)  (2,456,350)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,799,677)      86,810
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          15        9,026
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,328,002)     140,333
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  63,431,545   63,291,212
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $62,103,543  $63,431,545
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH
                                                               INCOME PORTFOLIO - II    SCIENCES PORTFOLIO - II
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   201,864  $   231,469  $        --  $        --
 Net realized gain (loss) on investments....................   2,867,600    1,327,697     (484,995)   1,385,917
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (703,595)  (3,142,396)    (197,727)    (741,390)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,365,869   (1,583,230)    (682,722)     644,527
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     883,206      729,373      972,445      875,982
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (6,288,329)    (796,960)  (1,677,154)  (1,222,365)
 Redemptions for contract benefits and terminations.........    (923,908)  (1,379,850)    (134,689)    (239,896)
 Contract maintenance charges...............................    (448,373)    (450,816)     (68,973)     (79,461)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (6,777,404)  (1,898,253)    (908,371)    (665,740)
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (4,411,535)  (3,481,483)  (1,591,093)     (21,213)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  17,057,137   20,538,620    5,989,898    6,011,111
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,645,602  $17,057,137  $ 4,398,805  $ 5,989,898
                                                             ===========  ===========  ===========  ===========

                                                                 TARGET 2015
                                                                 ALLOCATION*
                                                             ------------------
                                                               2016      2015
                                                             --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  4,151  $  2,696
 Net realized gain (loss) on investments....................    3,672       684
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    7,085    (9,414)
                                                             --------  --------

 Net increase (decrease) in net assets resulting from
   operations...............................................   14,908    (6,034)
                                                             --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   53,533    22,919
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    7,160   179,183
 Redemptions for contract benefits and terminations.........       --    (5,190)
 Contract maintenance charges...............................  (10,097)   (6,457)
                                                             --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   50,596   190,455
                                                             --------  --------

NET INCREASE (DECREASE) IN NET ASSETS.......................   65,504   184,421
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  222,848    38,427
                                                             --------  --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $288,352  $222,848
                                                             ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                   TARGET 2025            TARGET 2035           TARGET 2045
                                                                   ALLOCATION*            ALLOCATION*           ALLOCATION*
                                                             ----------------------  ---------------------  -------------------
                                                                2016        2015        2016        2015       2016      2015
                                                             ----------  ----------  ----------  ---------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   26,757  $   15,825  $   16,936  $  10,405  $   9,709  $  7,396
 Net realized gain (loss) on investments....................     (5,126)     10,239      (3,749)    10,585    (11,817)   10,844
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    121,584     (51,597)     85,638    (41,736)    55,407   (32,217)
                                                             ----------  ----------  ----------  ---------  ---------  --------

 Net increase (decrease) in net assets resulting from
   operations...............................................    143,215     (25,533)     98,825    (20,746)    53,299   (13,977)
                                                             ----------  ----------  ----------  ---------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    393,839     349,420     234,831    215,598    185,787   233,261
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    381,300     190,622     192,890   (219,204)   124,475   122,955
 Redemptions for contract benefits and terminations.........     (6,906)   (101,703)       (182)   (20,528)  (134,950)   (9,702)
 Contract maintenance charges...............................    (80,965)    (66,966)    (46,790)   (25,379)   (45,554)  (20,436)
                                                             ----------  ----------  ----------  ---------  ---------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    687,268     371,373     380,749    (49,513)   129,758   326,078
                                                             ----------  ----------  ----------  ---------  ---------  --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................         --          --          13         --         (7)      (18)
                                                             ----------  ----------  ----------  ---------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    830,483     345,840     479,587    (70,259)   183,050   312,083
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,261,227     915,387     863,923    934,182    571,339   259,256
                                                             ----------  ----------  ----------  ---------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,091,710  $1,261,227  $1,343,510  $ 863,923  $ 754,389  $571,339
                                                             ==========  ==========  ==========  =========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                TARGET 2055       TEMPLETON DEVELOPING
                                                               ALLOCATION*(C)       MARKETS VIP FUND
                                                             -----------------  -----------------------
                                                               2016      2015      2016         2015
                                                             --------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  2,850  $   649  $   52,281  $   149,222
 Net realized gain (loss) on investments....................   14,372      204    (881,957)     548,600
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      568     (593)  2,209,641   (2,539,693)
                                                             --------  -------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   17,790      260   1,379,965   (1,841,871)
                                                             --------  -------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   75,013    5,479   1,263,670    1,329,546
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  132,454   40,360    (136,048)    (400,670)
 Redemptions for contract benefits and terminations.........     (205)      --    (237,831)    (270,579)
 Contract maintenance charges...............................   (6,349)    (512)   (510,574)    (504,905)
                                                             --------  -------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  200,913   45,327     379,217      153,392
                                                             --------  -------  ----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................       --       --          80           --
                                                             --------  -------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  218,703   45,587   1,759,262   (1,688,479)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   45,587       --   7,804,218    9,492,697
                                                             --------  -------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $264,290  $45,587  $9,563,480  $ 7,804,218
                                                             ========  =======  ==========  ===========

                                                               TEMPLETON GLOBAL BOND
                                                                     VIP FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (82,649) $ 3,401,050
 Net realized gain (loss) on investments....................  (1,891,254)    (733,997)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,047,797   (4,661,392)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,073,894   (1,994,339)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,971,611    5,974,465
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (3,363,074)  (5,473,500)
 Redemptions for contract benefits and terminations.........  (1,602,462)  (1,408,496)
 Contract maintenance charges...............................  (2,068,363)  (2,177,477)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,062,288)  (3,085,008)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account FP.........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (988,394)  (5,079,347)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  42,461,283   47,540,630
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $41,472,889  $42,461,283
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on May 26, 2015.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                              TEMPLETON GROWTH VIP    VANECK VIP GLOBAL HARD
                                                                      FUND                  ASSETS FUND
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   76,332  $  111,499  $    16,218  $   (24,746)
 Net realized gain (loss) on investments....................     57,829      97,988   (1,327,347)  (1,116,143)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    258,173    (521,605)   5,232,314   (3,080,845)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    392,334    (312,118)   3,921,185   (4,221,734)
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    412,123     528,753    1,589,977    1,597,508
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (416,987)   (663,808)     (32,349)     992,203
 Redemptions for contract benefits and terminations.........    (94,273)   (193,181)    (436,893)    (389,830)
 Contract maintenance charges...............................   (229,386)   (227,703)    (614,682)    (598,429)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (328,523)   (555,939)     506,053    1,601,452
                                                             ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     63,811    (868,057)   4,427,238   (2,620,282)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,512,983   5,381,040    8,559,363   11,179,645
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,576,794  $4,512,983  $12,986,601  $ 8,559,363
                                                             ==========  ==========  ===========  ===========

                                                                VANGUARD VARIABLE
                                                                 INSURANCE FUND -
                                                              EQUITY INDEX PORTFOLIO
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   135,321  $   82,273
 Net realized gain (loss) on investments....................     935,244     517,405
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (224,311)   (563,764)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     846,254      35,914
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     503,413     482,934
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (235,493)     69,255
 Redemptions for contract benefits and terminations.........  (1,606,971)   (102,881)
 Contract maintenance charges...............................    (156,742)   (170,748)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,495,793)    278,560
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (649,539)    314,474
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,903,607   7,589,133
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 7,254,068  $7,903,607
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

The change in units outstanding for the years ended December 31, 2016 and 2015 were as follows:

                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
1290 VT SOCIALLY RESPONSIBLE................................     A          --      --        --        --      --        --
1290 VT SOCIALLY RESPONSIBLE................................     B           5      (2)        3         4      (2)        2

ALL ASSET AGGRESSIVE-ALT 25.................................     B          29     (27)        2        27     (12)       15

ALL ASSET GROWTH-ALT 20.....................................     B          39     (17)       22        25     (20)        5

ALL ASSET MODERATE GROWTH-ALT 15............................     B          88     (32)       56       118     (12)      106

AMERICAN CENTURY VP MID CAP VALUE FUND......................  CLASS II     146     (70)       76       130     (83)       47

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/....................................  CLASS 4       21     (17)        4        32     (14)       18

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  CLASS 4       84     (51)       33        78     (27)       51

AXA 400 MANAGED VOLATILITY..................................     B           6      (3)        3         5      (4)        1

AXA 500 MANAGED VOLATILITY..................................     B          15     (12)        3        11     (10)        1

AXA 2000 MANAGED VOLATILITY.................................     B          10      (7)        3         3      (5)       (2)

AXA AGGRESSIVE ALLOCATION...................................     A          39     (77)      (38)       62     (62)       --
AXA AGGRESSIVE ALLOCATION...................................     B          21     (40)      (19)       31     (35)       (4)

AXA BALANCED STRATEGY.......................................     B          33     (18)       15        37      (5)       32

AXA CONSERVATIVE ALLOCATION.................................     A          35     (49)      (14)       43     (47)       (4)
AXA CONSERVATIVE ALLOCATION.................................     B           7     (10)       (3)        6     (16)      (10)

AXA CONSERVATIVE GROWTH STRATEGY............................     B           7      (4)        3         6      (5)        1

AXA CONSERVATIVE STRATEGY...................................     B           3      (1)        2         5      (1)        4

AXA CONSERVATIVE-PLUS ALLOCATION............................     A          42     (58)      (16)       27     (42)      (15)
AXA CONSERVATIVE-PLUS ALLOCATION............................     B          16     (19)       (3)        8     (12)       (4)

AXA GLOBAL EQUITY MANAGED VOLATILITY........................     A           6     (12)       (6)        8     (40)      (32)
AXA GLOBAL EQUITY MANAGED VOLATILITY........................     B          12     (55)      (43)       19     (56)      (37)

AXA GROWTH STRATEGY.........................................     B          41     (16)       25        64      (8)       56

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................     A           4      (9)       (5)        3      (8)       (5)
AXA INTERNATIONAL CORE MANAGED VOLATILITY...................     B          39     (48)       (9)       38     (74)      (36)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
AXA INTERNATIONAL MANAGED VOLATILITY........................      B         14      (10)        4        6       (4)        2

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................      A         12      (15)       (3)      15      (18)       (3)
AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................      B         30      (52)      (22)      36      (65)      (29)

AXA LARGE CAP CORE MANAGED VOLATILITY.......................      A          4       (3)        1        2       (5)       (3)
AXA LARGE CAP CORE MANAGED VOLATILITY.......................      B         10      (16)       (6)       7      (17)      (10)

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................      A          9      (17)       (8)      17      (30)      (13)
AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................      B         13      (71)      (58)      19      (83)      (64)

AXA LARGE CAP VALUE MANAGED VOLATILITY......................      A         17     (133)     (116)      28     (131)     (103)
AXA LARGE CAP VALUE MANAGED VOLATILITY......................      B          9      (65)      (56)      14      (56)      (42)

AXA MID CAP VALUE MANAGED VOLATILITY........................      A         16      (73)      (57)      21      (81)      (60)
AXA MID CAP VALUE MANAGED VOLATILITY........................      B          3       (4)       (1)       2       (4)       (2)

AXA MODERATE ALLOCATION.....................................      A         95     (163)      (68)     117     (236)     (119)
AXA MODERATE ALLOCATION.....................................      B         34      (87)      (53)      44      (83)      (39)

AXA MODERATE GROWTH STRATEGY................................      B         77      (25)       52       98      (25)       73

AXA MODERATE-PLUS ALLOCATION................................      A        156     (154)        2      126     (190)      (64)
AXA MODERATE-PLUS ALLOCATION................................      B         57      (87)      (30)      67      (84)      (17)

AXA SMARTBETA EQUITY........................................      B         13       --        13       --       --        --

AXA/AB SMALL CAP GROWTH.....................................      A         32      (54)      (22)      35      (58)      (23)
AXA/AB SMALL CAP GROWTH.....................................      B          7      (24)      (17)       8      (23)      (15)

AXA/CLEARBRIDGE LARGE CAP GROWTH............................      A         28      (32)       (4)      54      (51)        3
AXA/CLEARBRIDGE LARGE CAP GROWTH............................      B         34      (88)      (54)      27      (82)      (55)

AXA/JANUS ENTERPRISE........................................      A          5      (21)      (16)       6      (31)      (25)
AXA/JANUS ENTERPRISE........................................      B         11      (14)       (3)      10      (14)       (4)

AXA/LOOMIS SAYLES GROWTH....................................      A         43      (18)       25       11      (11)       --
AXA/LOOMIS SAYLES GROWTH....................................      B         26      (22)        4        9      (14)       (5)

BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................  CLASS III     63      (95)      (32)     103     (100)        3

CHARTER/SM/ MULTI-SECTOR BOND...............................      A         16      (29)      (13)       8      (29)      (21)
CHARTER/SM/ MULTI-SECTOR BOND...............................      B         11      (15)       (4)       9      (18)       (9)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                    2016                        2015
                                                                         --------------------------  --------------------------
                                                                          UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                         ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                             SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                             ----------- ------- -------- ---------- ------- -------- ----------
CHARTER/SM/ SMALL CAP GROWTH................................     B           4      (13)       (9)       9      (10)      (1)

CHARTER/SM/ SMALL CAP VALUE.................................     A           3       (5)       (2)       2       (5)      (3)
CHARTER/SM/ SMALL CAP VALUE.................................     B           3       (9)       (6)       3       (7)      (4)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO......................  CLASS II      --       --        --       --       --       --

EQ/BLACKROCK BASIC VALUE EQUITY.............................     A          47      (43)        4       77      (62)      15
EQ/BLACKROCK BASIC VALUE EQUITY.............................     B          28      (64)      (36)      24      (51)     (27)

EQ/BOSTON ADVISORS EQUITY INCOME............................     A           6       (8)       (2)       2       (6)      (4)
EQ/BOSTON ADVISORS EQUITY INCOME............................     B          10      (16)       (6)      10      (13)      (3)

EQ/CAPITAL GUARDIAN RESEARCH................................     A          11      (13)       (2)       9       (9)      --
EQ/CAPITAL GUARDIAN RESEARCH................................     B          10      (50)      (40)      48      (50)      (2)

EQ/COMMON STOCK INDEX.......................................     A         174     (238)      (64)     121     (140)     (19)
EQ/COMMON STOCK INDEX.......................................     B          55      (90)      (35)      59     (103)     (44)

EQ/CONVERTIBLE SECURITIES...................................     B          --       --        --       --       --       --

EQ/CORE BOND INDEX..........................................     A          30      (37)       (7)      17      (29)     (12)
EQ/CORE BOND INDEX..........................................     B          29      (21)        8       26      (20)       6

EQ/EQUITY 500 INDEX.........................................     A         305     (412)     (107)     319     (240)      79
EQ/EQUITY 500 INDEX.........................................     B         137     (110)       27      132     (115)      17

EQ/GAMCO MERGERS AND ACQUISITIONS...........................     A           4       (7)       (3)       8       (4)       4
EQ/GAMCO MERGERS AND ACQUISITIONS...........................     B          17      (21)       (4)      16      (16)      --

EQ/GAMCO SMALL COMPANY VALUE................................     A          69      (48)       21       97      (46)      51
EQ/GAMCO SMALL COMPANY VALUE................................     B          46      (70)      (24)      40      (65)     (25)

EQ/GLOBAL BOND PLUS.........................................     A          27      (21)        6       25      (32)      (7)
EQ/GLOBAL BOND PLUS.........................................     B          11       (8)        3        7       (8)      (1)

EQ/INTERMEDIATE GOVERNMENT BOND.............................     A         110      (79)       31       67      (62)       5
EQ/INTERMEDIATE GOVERNMENT BOND.............................     B          38      (23)       15       11      (16)      (5)

EQ/INTERNATIONAL EQUITY INDEX...............................     A         147     (167)      (20)     129     (130)      (1)
EQ/INTERNATIONAL EQUITY INDEX...............................     B          33      (50)      (17)      44      (34)      10

EQ/INVESCO COMSTOCK.........................................     A           9      (29)      (20)      24      (25)      (1)
EQ/INVESCO COMSTOCK.........................................     B           6      (12)       (6)      11       (9)       2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        2016                        2015
                                                                             --------------------------  ----------------
                                                                              UNITS   UNITS      NET      UNITS   UNITS
                                                                             ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                               SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             --------------- ------- -------- ---------- ------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES.............................        A             9       (7)      2         11       (2)
EQ/JPMORGAN VALUE OPPORTUNITIES.............................        B            21      (27)     (6)        23      (26)

EQ/LARGE CAP GROWTH INDEX...................................        A            15      (10)      5         18       (8)
EQ/LARGE CAP GROWTH INDEX...................................        B            43      (94)    (51)        46      (87)

EQ/LARGE CAP VALUE INDEX....................................        A            43      (32)     11         27      (25)
EQ/LARGE CAP VALUE INDEX....................................        B            25      (17)      8         29      (16)

EQ/MFS INTERNATIONAL GROWTH.................................        B            32      (34)     (2)        39      (41)

EQ/MID CAP INDEX............................................        A            27      (19)      8         26      (14)
EQ/MID CAP INDEX............................................        B            28      (47)    (19)        34      (42)

EQ/MONEY MARKET.............................................        A         3,537   (3,387)    150      3,350   (3,047)
EQ/MONEY MARKET.............................................        B           670     (653)     17        545     (532)

EQ/PIMCO ULTRA SHORT BOND...................................        A            10      (30)    (20)        24      (35)
EQ/PIMCO ULTRA SHORT BOND...................................        B            20      (31)    (11)        13      (25)

EQ/QUALITY BOND PLUS........................................        A            32      (37)     (5)        25      (39)
EQ/QUALITY BOND PLUS........................................        B            14      (17)     (3)        16      (21)

EQ/SMALL COMPANY INDEX......................................        A            38      (31)      7         35      (23)
EQ/SMALL COMPANY INDEX......................................        B            15       (8)      7         13       (8)

EQ/T. ROWE PRICE GROWTH STOCK...............................        A           129      (90)     39         96      (26)
EQ/T. ROWE PRICE GROWTH STOCK...............................        B            37      (78)    (41)        96      (40)

EQ/UBS GROWTH & INCOME......................................        B             8      (20)    (12)        28      (20)

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO............. SERVICE CLASS 2      3       (4)     (1)         3       (5)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..................... SERVICE CLASS 2     60      (92)    (32)        75      (74)

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..................... SERVICE CLASS 2     16       (4)     12         10       (5)

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO........... SERVICE CLASS 2     56      (50)      6         32      (38)

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO................... SERVICE CLASS 2     24      (21)      3         21      (14)

FIDELITY(R) VIP HIGH INCOME PORTFOLIO....................... SERVICE CLASS 2     16      (14)      2         28      (30)

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO............. SERVICE CLASS 2    151      (87)     64        232     (109)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
EQ/JPMORGAN VALUE OPPORTUNITIES.............................      9
EQ/JPMORGAN VALUE OPPORTUNITIES.............................     (3)

EQ/LARGE CAP GROWTH INDEX...................................     10
EQ/LARGE CAP GROWTH INDEX...................................    (41)

EQ/LARGE CAP VALUE INDEX....................................      2
EQ/LARGE CAP VALUE INDEX....................................     13

EQ/MFS INTERNATIONAL GROWTH.................................     (2)

EQ/MID CAP INDEX............................................     12
EQ/MID CAP INDEX............................................     (8)

EQ/MONEY MARKET.............................................    303
EQ/MONEY MARKET.............................................     13

EQ/PIMCO ULTRA SHORT BOND...................................    (11)
EQ/PIMCO ULTRA SHORT BOND...................................    (12)

EQ/QUALITY BOND PLUS........................................    (14)
EQ/QUALITY BOND PLUS........................................     (5)

EQ/SMALL COMPANY INDEX......................................     12
EQ/SMALL COMPANY INDEX......................................      5

EQ/T. ROWE PRICE GROWTH STOCK...............................     70
EQ/T. ROWE PRICE GROWTH STOCK...............................     56

EQ/UBS GROWTH & INCOME......................................      8

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.............     (2)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................      1

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................      5

FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO...........     (6)

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................      7

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.......................     (2)

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.............    123

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        2016                        2015
                                                                             --------------------------  ----------------
                                                                              UNITS   UNITS      NET      UNITS   UNITS
                                                                             ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                               SHARE CLASS   (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             --------------- ------- -------- ---------- ------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO........................... SERVICE CLASS 2    61      (35)      26        78      (67)

FIDELITY(R) VIP VALUE PORTFOLIO............................. SERVICE CLASS 2     5       (5)      --         7       (4)

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.................. SERVICE CLASS 2     1       (2)      (1)        2       (1)

FRANKLIN MUTUAL SHARES VIP FUND.............................     CLASS 2        13      (20)      (7)       20      (17)

FRANKLIN RISING DIVIDENDS VIP FUND..........................     CLASS 2        56      (72)     (16)       36      (47)

FRANKLIN SMALL CAP VALUE VIP FUND...........................     CLASS 2        74      (34)      40        53      (34)

FRANKLIN STRATEGIC INCOME VIP FUND..........................     CLASS 2        41      (46)      (5)       52      (38)

GOLDMAN SACHS VIT MID CAP VALUE FUND........................ SERVICE SHARES     12      (18)      (6)       23      (19)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................    SERIES II      488      (70)     418       139      (52)

INVESCO V.I. GLOBAL REAL ESTATE FUND........................    SERIES II      103      (68)      35       131      (80)

INVESCO V.I. INTERNATIONAL GROWTH FUND......................    SERIES II      110      (87)      23       176     (122)

INVESCO V.I. MID CAP CORE EQUITY FUND.......................    SERIES II        7       (5)       2        12      (10)

INVESCO V.I. SMALL CAP EQUITY FUND..........................    SERIES II        5       (7)      (2)        9       (5)

IVY VIP DIVIDEND OPPORTUNITIES..............................  COMMON SHARES     13      (12)       1         9      (11)

IVY VIP ENERGY..............................................  COMMON SHARES    101      (66)      35       117      (73)

IVY VIP HIGH INCOME.........................................  COMMON SHARES    210     (116)      94       222      (83)

IVY VIP MID CAP GROWTH......................................  COMMON SHARES     41      (57)     (16)       65      (52)

IVY VIP SCIENCE AND TECHNOLOGY..............................  COMMON SHARES     73      (96)     (23)      120      (67)

IVY VIP SMALL CAP GROWTH....................................  COMMON SHARES     28      (31)      (3)       38      (12)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO......... SERVICE SHARES    281     (190)      91       252     (145)

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................  SERVICE CLASS    253     (146)     107       233     (116)

MFS(R) INVESTORS TRUST SERIES...............................  SERVICE CLASS      6       (4)       2         3       (2)

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......  SERVICE CLASS     10       (4)       6        15       (2)

MFS(R) UTILITIES SERIES.....................................  SERVICE CLASS     44      (15)      29        49      (41)

MULTIMANAGER AGGRESSIVE EQUITY..............................        A           15      (59)     (44)        9      (52)
MULTIMANAGER AGGRESSIVE EQUITY..............................        B            6      (22)     (16)        9      (18)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
FIDELITY(R) VIP MID CAP PORTFOLIO...........................     11

FIDELITY(R) VIP VALUE PORTFOLIO.............................      3

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO..................      1

FRANKLIN MUTUAL SHARES VIP FUND.............................      3

FRANKLIN RISING DIVIDENDS VIP FUND..........................    (11)

FRANKLIN SMALL CAP VALUE VIP FUND...........................     19

FRANKLIN STRATEGIC INCOME VIP FUND..........................     14

GOLDMAN SACHS VIT MID CAP VALUE FUND........................      4

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................     87

INVESCO V.I. GLOBAL REAL ESTATE FUND........................     51

INVESCO V.I. INTERNATIONAL GROWTH FUND......................     54

INVESCO V.I. MID CAP CORE EQUITY FUND.......................      2

INVESCO V.I. SMALL CAP EQUITY FUND..........................      4

IVY VIP DIVIDEND OPPORTUNITIES..............................     (2)

IVY VIP ENERGY..............................................     44

IVY VIP HIGH INCOME.........................................    139

IVY VIP MID CAP GROWTH......................................     13

IVY VIP SCIENCE AND TECHNOLOGY..............................     53

IVY VIP SMALL CAP GROWTH....................................     26

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........    107

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................    117

MFS(R) INVESTORS TRUST SERIES...............................      1

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......     13

MFS(R) UTILITIES SERIES.....................................      8

MULTIMANAGER AGGRESSIVE EQUITY..............................    (43)
MULTIMANAGER AGGRESSIVE EQUITY..............................     (9)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                             2016                        2015
                                                                                  --------------------------  ----------------
                                                                                   UNITS   UNITS      NET      UNITS   UNITS
                                                                                  ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED
                                                                 SHARE CLASS      (000'S) (000'S)  (DECREASE) (000'S) (000'S)
                                                             -------------------- ------- -------- ---------- ------- --------
MULTIMANAGER CORE BOND......................................          A              36      (26)      10        17      (25)
MULTIMANAGER CORE BOND......................................          B              31      (43)     (12)       21      (44)

MULTIMANAGER MID CAP GROWTH.................................          A              --       (3)      (3)        1       (3)
MULTIMANAGER MID CAP GROWTH.................................          B               9      (18)      (9)       10      (16)

MULTIMANAGER MID CAP VALUE..................................          A               4       (5)      (1)        3       (6)
MULTIMANAGER MID CAP VALUE..................................          B               5      (22)     (17)        7      (17)

MULTIMANAGER TECHNOLOGY.....................................          A              25      (27)      (2)        7       (8)
MULTIMANAGER TECHNOLOGY.....................................          B              23      (40)     (17)       19      (49)

NATURAL RESOURCES PORTFOLIO.................................       CLASS II          40      (24)      16       292     (347)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............    ADVISOR CLASS        27      (23)       4        42      (19)

PIMCO REAL RETURN PORTFOLIO.................................    ADVISOR CLASS        78      (94)     (16)       70      (75)

PIMCO TOTAL RETURN PORTFOLIO................................    ADVISOR CLASS       161     (176)     (15)      173     (199)

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................       CLASS II          21      (65)     (44)       16      (28)

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II................       CLASS II          53      (39)      14        52      (34)

TARGET 2015 ALLOCATION......................................          B               3       (1)       2        11       (1)

TARGET 2025 ALLOCATION......................................          B              26       (6)      20        25      (22)

TARGET 2035 ALLOCATION......................................          B              11       (5)       6        12       (6)

TARGET 2045 ALLOCATION......................................          B               6       (7)      (1)        8       (1)

TARGET 2055 ALLOCATION......................................          B               2       --        2        --       --

TEMPLETON DEVELOPING MARKETS VIP FUND.......................       CLASS 2           29      (26)       3        25      (23)

TEMPLETON GLOBAL BOND VIP FUND..............................       CLASS 2          100     (100)      --       142     (128)

TEMPLETON GROWTH VIP FUND...................................       CLASS 2            6       (8)      (2)        7      (10)

VANECK VIP GLOBAL HARD ASSETS FUND..........................    CLASS S SHARES       84      (76)       8        55      (35)

VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO.. INVESTOR SHARE CLASS     6      (12)      (6)        5       (4)

                                                             ----------
                                                                NET
                                                              INCREASE
                                                             (DECREASE)
                                                             ----------
MULTIMANAGER CORE BOND......................................     (8)
MULTIMANAGER CORE BOND......................................    (23)

MULTIMANAGER MID CAP GROWTH.................................     (2)
MULTIMANAGER MID CAP GROWTH.................................     (6)

MULTIMANAGER MID CAP VALUE..................................     (3)
MULTIMANAGER MID CAP VALUE..................................    (10)

MULTIMANAGER TECHNOLOGY.....................................     (1)
MULTIMANAGER TECHNOLOGY.....................................    (30)

NATURAL RESOURCES PORTFOLIO.................................    (55)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............     23

PIMCO REAL RETURN PORTFOLIO.................................     (5)

PIMCO TOTAL RETURN PORTFOLIO................................    (26)

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II..................    (12)

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II................     18

TARGET 2015 ALLOCATION......................................     10

TARGET 2025 ALLOCATION......................................      3

TARGET 2035 ALLOCATION......................................      6

TARGET 2045 ALLOCATION......................................      7

TARGET 2055 ALLOCATION......................................     --

TEMPLETON DEVELOPING MARKETS VIP FUND.......................      2

TEMPLETON GLOBAL BOND VIP FUND..............................     14

TEMPLETON GROWTH VIP FUND...................................     (3)

VANECK VIP GLOBAL HARD ASSETS FUND..........................     20

VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO..      1

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.


                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year or period ended December 31, 2016, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2016 and 2015, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
   .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
   .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-Plus Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Charter/SM/ Multi-Sector Bond
   .   Charter/SM/ Small Cap Growth
   .   Charter/SM/ Small Cap Value
   .   Target 2015 Allocation
   .   Target 2025 Allocation
   .   Target 2035 Allocation
   .   Target 2045 Allocation
   .   Target 2055 Allocation/(12)/

     BLACKROCK VARIABLE SERIES FUNDS, INC.
   .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
   .   1290 VT Socially Responsible/(1)/
   .   All Asset Aggressive-Alt 25
   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15
   .   AXA 400 Managed Volatility
   .   AXA 500 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA SmartBeta Equity/(13)/
   .   AXA/AB Small Cap Growth
   .   AXA/Clearbridge Large Cap Growth/(2)/
   .   AXA/Janus Enterprise/(3)/
   .   AXA/Loomis Sayles Growth
   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Convertible Securities/(13)/
   .   EQ/Core Bond Index
   .   EQ/Equity 500 Index

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)

   .   EQ/GAMCO Mergers And Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Invesco Comstock
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/UBS Growth & Income
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
   .   Fidelity(R) VIP Asset Manager: Growth Portfolio
   .   Fidelity(R) VIP Contrafund(R) Portfolio
   .   Fidelity(R) VIP Equity-Income Portfolio
   .   Fidelity(R) VIP Government Money Market Portfolio
   .   Fidelity(R) VIP Growth & Income Portfolio
   .   Fidelity(R) VIP High Income Portfolio
   .   Fidelity(R) VIP Investment Grade Bond Portfolio
   .   Fidelity(R) VIP Mid Cap Portfolio
   .   Fidelity(R) VIP Value Portfolio
   .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   .   Franklin Mutual Shares VIP Fund
   .   Franklin Rising Dividends VIP Fund
   .   Franklin Small Cap Value VIP Fund
   .   Franklin Strategic Income VIP Fund
   .   Templeton Developing Markets VIP Fund
   .   Templeton Global Bond VIP Fund
   .   Templeton Growth VIP Fund


     GOLDMAN SACHS VARIABLE INSURANCE TRUST
   .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
   .   Ivy VIP Dividend Opportunities/(4)/
   .   Ivy VIP Energy/(5)/
   .   Ivy VIP High Income/(6)/
   .   Ivy VIP Mid Cap Growth/(7)/
   .   Ivy VIP Science And Technology/(8)/
   .   Ivy VIP Small Cap Growth/(9)/

     LAZARD RETIREMENT SERIES, INC.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   .   Clearbridge Variable Mid Cap Portfolio/(13)/

     MFS(R) VARIABLE INSURANCE TRUSTS
   .   MFS(R) International Value Portfolio
   .   MFS(R) Investors Trust Series
   .   MFS(R) Massachusetts Investors Growth Stock Portfolio/(11)/
   .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
   .   PIMCO CommodityRealReturn(R) Strategy Portfolio
   .   PIMCO Real Return Portfolio
   .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
   .   T. Rowe Price Equity Income Portfolio - II
   .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
   .   Natural Resources Portfolio

     VAN ECK VIP TRUST
   .   VanEck VIP Global Hard Assets Fund/(10)/

     VANGUARD VARIABLE INSURANCE FUND
   .   Vanguard Variable Insurance Fund -- Equity Index Portfolio

   (1)Formerly known as EQ/Calvert Socially Responsible.
   (2)Formerly known as EQ/Wells Fargo Omega Growth.
   (3)Formerly known as EQ/Morgan Stanley Mid Cap Growth.
   (4)Formerly known as IVY Funds VIP Dividend Opportunities.
   (5)Formerly known as IVY Funds VIP Energy.
   (6)Formerly known as IVY Funds VIP High Income.
   (7)Formerly known as IVY Funds VIP Mid Cap Growth.
   (8)Formerly known as IVY Funds VIP Science and Technology.

   (9)Formerly known as IVY Funds VIP Small Cap Growth.
  (10)Formerly known as Van Eck VIP Global Hard Assets Fund.
  (11)Units were made available on March 27, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)

  (12)Units were made available on May 26, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (13)Units were made available on May 20, 2016. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the period ended December 31, 2016, and a Statement of Changes in Net Assets for the period ended December 31, 2016.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life                   .   IL Legacy II
 .   Incentive Life                     .   IL Legacy III
 .   Incentive Life 2000                .   IL Protector/SM/
 .   Incentive Life Sales (1999 and     .   Incentive Life COLI
     after)                             .   Incentive Life COLI '04
 .   Incentive Life '02                 .   Champion 2000
 .   Incentive Life '06                 .   Survivorship 2000
 .   Incentive Life(R) Optimizer        .   Survivorship Incentive Life 1999
 .   Incentive Life Optimizer. II       .   Survivorship Incentive Life '02
 .   Incentive Life Optimizer. III      .   Survivorship Incentive Life(R)
 .   Incentive Life Plus/SM/                Legacy
 .   Incentive Life Plus Original       .   SP-Flex
     Series                             .   Corporate Owned Incentive Life(R)
 .   Paramount Life
 .   IL Legacy

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

2. Significant Accounting Policies (Concluded)


   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

3. Fair Value Disclosures (Concluded)


   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                              PURCHASES     SALES
                                                             ----------- -----------
1290 VT Socially Responsible................................ $   926,361 $   421,614
All Asset Aggressive-Alt 25.................................   2,292,972   1,971,625
All Asset Growth-Alt 20.....................................   3,376,512   2,279,684
All Asset Moderate Growth-Alt 15............................   4,184,060   1,094,826
American Century VP Mid Cap Value Fund......................  19,606,444   8,784,177
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/....................................   2,113,149     992,191
American Funds Insurance Series(R) New World Fund(R)........   3,589,631   2,063,063
AXA 400 Managed Volatility..................................   1,208,511     545,058
AXA 500 Managed Volatility..................................   2,668,738   2,011,071
AXA 2000 Managed Volatility.................................   1,641,795   1,096,254
AXA Aggressive Allocation...................................  16,322,424  18,196,611
AXA Balanced Strategy.......................................   5,081,315   2,603,440
AXA Conservative Allocation.................................   4,984,224   6,671,706
AXA Conservative Growth Strategy............................   1,023,121     601,119
AXA Conservative Strategy...................................     502,579     166,223
AXA Conservative-Plus Allocation............................   8,357,158   8,925,666
AXA Global Equity Managed Volatility........................   4,735,652  17,357,263
AXA Growth Strategy.........................................   7,194,068   2,527,863
AXA International Core Managed Volatility...................   6,018,473   8,077,175
AXA International Managed Volatility........................   1,522,469   1,066,614
AXA International Value Managed Volatility..................   5,998,697   9,964,901
AXA Large Cap Core Managed Volatility.......................   2,396,798   3,379,773
AXA Large Cap Growth Managed Volatility.....................  14,380,750  25,619,362
AXA Large Cap Value Managed Volatility......................  10,761,699  41,587,261
AXA Mid Cap Value Managed Volatility........................   6,291,704  22,678,647
AXA Moderate Allocation.....................................  49,848,986  93,795,333
AXA Moderate Growth Strategy................................  13,053,489   3,772,396
AXA Moderate-Plus Allocation................................  41,220,944  40,241,291
AXA SmartBeta Equity........................................     199,592      17,912
AXA/AB Small Cap Growth.....................................  18,670,382  20,655,997
AXA/Clearbridge Large Cap Growth............................   7,977,259  19,110,138
AXA/Janus Enterprise........................................   3,223,384   5,949,333
AXA/Loomis Sayles Growth....................................   9,638,587   7,168,414
BlackRock Global Allocation V.I. Fund.......................   1,907,081   7,105,112
Charter/SM/ Multi-Sector Bond...............................   6,372,189  10,485,930
Charter/SM/ Small Cap Growth................................     801,357   1,841,967
Charter/SM/ Small Cap Value.................................   1,683,508   3,519,457
Clearbridge Variable Mid cap Portfolio......................       4,835          96
EQ/BlackRock Basic Value Equity.............................  16,216,385  29,619,758
EQ/Boston Advisors Equity Income............................   5,198,921   3,930,376

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                                   PURCHASES      SALES
                                                                  ------------ ------------
EQ/Capital Guardian Research..................................... $  4,123,976 $ 14,496,277
EQ/Common Stock Index............................................   48,930,539  151,795,001
EQ/Convertible Securities........................................        9,309          538
EQ/Core Bond Index...............................................    9,072,014    8,588,223
EQ/Equity 500 Index..............................................  121,587,704  127,530,852
EQ/GAMCO Mergers and Acquisitions................................    3,242,696    3,136,233
EQ/GAMCO Small Company Value.....................................   21,280,709   18,892,087
EQ/Global Bond Plus..............................................    3,641,781    3,325,448
EQ/Intermediate Government Bond..................................   25,335,325   18,095,150
EQ/International Equity Index....................................   18,982,263   29,625,305
EQ/Invesco Comstock..............................................    2,285,854    5,700,144
EQ/JPMorgan Value Opportunities..................................    7,356,415    7,428,992
EQ/Large Cap Growth Index........................................   16,108,571   17,009,499
EQ/Large Cap Value Index.........................................    7,704,349    4,598,388
EQ/MFS International Growth......................................    4,935,297    4,211,994
EQ/Mid Cap Index.................................................   15,520,138   13,353,820
EQ/Money Market..................................................  182,282,244  175,655,354
EQ/PIMCO Ultra Short Bond........................................    3,875,746    6,938,310
EQ/Quality Bond Plus.............................................    7,418,397    9,590,499
EQ/Small Company Index...........................................   14,688,955    8,885,856
EQ/T. Rowe Price Growth Stock....................................   12,701,458   17,508,559
EQ/UBS Growth & Income...........................................    1,625,983    3,159,393
Fidelity(R) VIP Asset Manager: Growth Portfolio..................      350,126      224,357
Fidelity(R) VIP Contrafund(R) Portfolio..........................   15,167,287   15,192,581
Fidelity(R) VIP Equity-Income Portfolio..........................      597,160      170,298
Fidelity(R) VIP Government Money Market Portfolio................    1,008,737      673,952
Fidelity(R) VIP Growth & Income Portfolio........................    2,841,117    2,100,193
Fidelity(R) VIP High Income Portfolio............................    1,396,642    1,382,348
Fidelity(R) VIP Investment Grade Bond Portfolio..................    4,856,352    2,829,122
Fidelity(R) VIP Mid Cap Portfolio................................    6,602,032    4,698,608
Fidelity(R) VIP Value Portfolio..................................      542,659    1,062,771
Fidelity(R) VIP Value Strategies Portfolio.......................       60,033       85,634
Franklin Mutual Shares VIP Fund..................................    2,218,306    2,601,045
Franklin Rising Dividends VIP Fund...............................   17,312,486   13,604,245
Franklin Small Cap Value VIP Fund................................    6,765,026    1,938,980
Franklin Strategic Income VIP Fund...............................    6,257,741    5,839,347
Goldman Sachs VIT Mid Cap Value Fund.............................    1,938,403    2,905,272
Invesco V.I. Diversified Dividend Fund...........................   10,515,836    1,610,677
Invesco V.I. Global Real Estate Fund.............................    9,144,095    6,173,832
Invesco V.I. International Growth Fund...........................    6,110,567    5,839,540
Invesco V.I. Mid Cap Core Equity Fund............................      908,311      713,185
Invesco V.I. Small Cap Equity Fund...............................      994,605      924,609
Ivy VIP Dividend Opportunities...................................    1,001,722      789,781
Ivy VIP Energy...................................................    6,152,066    5,660,347
Ivy VIP High Income..............................................   14,827,719    8,345,311
Ivy VIP Mid Cap Growth...........................................    5,189,555    6,656,369
Ivy VIP Science And Technology...................................    7,600,292   10,792,471
Ivy VIP Small Cap Growth.........................................    3,580,999    3,212,455
MFS(R) Massachusetts Investors Growth Stock Portfolio /(11)/.....   12,332,780   11,703,589
MFS(R) International Value Portfolio.............................   22,145,898   14,536,733
MFS(R) Investors Trust Series....................................    1,185,873      694,990
MFS(R) Massachusetts Investors Growth Stock Portfolio............    2,535,218      699,863
MFS(R) Utilities Series..........................................    1,384,222      547,251
Multimanager Aggressive Equity...................................    5,467,359   39,172,162

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Concluded)

                                                              PURCHASES     SALES
                                                             ----------- -----------
Multimanager Core Bond...................................... $ 9,780,108 $11,402,827
Multimanager Mid Cap Growth.................................   2,584,871   4,707,562
Multimanager Mid Cap Value..................................   2,018,717   6,468,413
Multimanager Technology.....................................  12,643,761  12,227,269
Natural Resources Portfolio.................................   1,242,443     781,857
PIMCO CommodityRealReturn(R) Strategy Portfolio.............   1,883,935   1,527,348
PIMCO Real Return Portfolio.................................   6,981,535   6,770,358
PIMCO Total Return Portfolio................................  15,609,793  17,292,772
T. Rowe Price Equity Income Portfolio - II..................   5,051,872  10,457,040
T. Rowe Price Health Sciences Portfolio - II................   2,705,818   3,579,315
Target 2015 Allocation......................................      77,548      17,298
Target 2025 Allocation......................................     874,723     160,698
Target 2035 Allocation......................................     587,053     189,367
Target 2045 Allocation......................................     350,340     210,873
Target 2055 Allocation......................................     247,608      29,292
Templeton Developing Markets VIP Fund.......................   2,667,685   2,236,187
Templeton Global Bond VIP Fund..............................   6,688,155   8,798,390
Templeton Growth VIP Fund...................................     953,092   1,034,219
VanEck VIP Global Hard Assets Fund..........................   6,207,621   5,685,350
Vanguard Variable Insurance Fund -- Equity Index Portfolio..   1,444,125   2,656,723

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.32% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

5. Expenses and Related Party Transactions (Concluded)


   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trust, impacting the Variable Investment Options of the Account.

   The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio. For accounting purposes, the reorganization which occurred in 2015 was treated as a merger.

-----------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                     SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES  MFS(R) MASSACHUSETTS INVESTORS
                                                                GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
Shares -- Service Class                                 155,075                         125,479
Value -- Service Class    $                               14.33 $                         17.71
Net Assets Before Merger  $                           2,222,226 $                            --
Net Assets After Merger   $                                  -- $                     2,222,226
Unrealized Loss           $                             113,152 $                            --

7. Asset-based Charges and Contractowner Charges

   The table below lists the charges for each product. These charges are reflected as "Asset-based Charges" in the Statement of Operations or as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                        MORTALITY AND
                                                        EXPENSE RISKS      MORTALITY   ADMINISTRATIVE     TOTAL
                                                        -------------     ---------    --------------     ------

Accumulator Life.......................................    varies/(b)(d)/  varies/(b)/     varies/(b)(f)/ varies

Incentive Life, Champion 2000..........................     0.60%/(a)/         --              --          0.60%

Incentive Life 2000, Incentive Life 1999, Incentive
 Life Plus.............................................     0.60%/(l)(o)/      --              --          0.60%

Incentive Life '02.....................................    varies/(b)(g)/      --              --          0.80%

Incentive Life '06.....................................     0.85%/(b)(e)/      --              --          0.85%

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

                                                         MORTALITY AND
                                                         EXPENSE RISKS       MORTALITY    ADMINISTRATIVE TOTAL
                                                        -------------        ---------    -------------- -----

Survivorship Incentive Life '02........................     0.90%/(b)(m)/         --             --      0.90%

Paramount Life.........................................     0.60%/(a)/            --             --      0.60%

Incentive Life Plus Original Series....................     0.60%/(b)(l)/         --             --      0.60%

Incentive Life COLI....................................     0.60%/(b)/            --             --      0.60%

Incentive Life COLI '04................................     0.75%/(b)(c)/         --             --      0.75%

Survivorship Incentive Life 1999.......................     0.60%/(a)/            --             --      0.60%

Survivorship 2000......................................     0.90%/(a)/            --             --      0.90%

IL Legacy..............................................     1.75%/(b)(h)/         --             --      1.75%

IL Legacy II...........................................     0.85%/(b)(i)(l)/      --             --      0.85%

IL Legacy III..........................................     0.85%/(b)(i)(l)/      --             --      0.85%

IL Protector...........................................     0.80%/(a)/            --             --      0.80%

SP-Flex................................................     0.85%/(a)/         0.60%/(a)/     0.35%/(a)/ 1.80%

Incentive Life(R) Optimizer............................     0.85%/(b)(e)(l)/      --             --      0.85%

Incentive Life Optimizer II............................     0.85%/(b)(e)(l)/      --             --      0.85%

Incentive Life Optimizer III...........................     0.60%/(b)(e)(l)/      --             --      0.60%

Survivorship Incentive Life(R) Legacy..................     0.55%/(b)(j)/         --             --      0.55%

Corporate Owned Incentive Life(R)......................     0.35%/(b)(k)(l)/      --             --      0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum) Policy years 6-20 0.55% (0.75%
     maximum) Policy years 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum) Policy years 9-10 0.00% (1.00%
     maximum) Policy years 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current) Policy years 11-20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)


   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, Incentive Life Optimizer II and Incentive Life Optimizer III mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
CHARGES                                      IS DEDUCTED                           AMOUNT DEDUCTED
-------                                       -----------                          ---------------

Riders                                  Monthly                 Amount varies depending on the specifics of your
                                                                policy. Depending on the rider, may be additional
                                                                charges deducted from premiums and upon exercise
                                                                of a policy continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                 LOW- $0.01 for each $1,000 of face amount of the
Minimum Death Benefit Charge)                                   policy
                                                                HIGH - $0.02 for each $1,000 of face amount of
                                                                the policy

Charge for State and Local Tax Expense  At time of premium      Varies by state of residence of insured person.
                                        payment

Charge for Federal Tax Expenses         At time of premium      1.25%
                                        payment

Premium Charge                          At time of premium      Depending on the policy, varies from a flat fee of $2
                                        payment                 to $250 to a range of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                 LOW - $8 per month
                                                                HIGH - Depending on face amount, policyholder
                                                                age at issue and policy year, up to $55 per month.
                                                                Depending on the policy, may also be a charge per
                                                                $1,000 of face amount ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                 Amount varies depending upon specifics of policy.
charge                                                          COI based upon amount at risk. Rating Charge
                                                                based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction  The amount of surrender charges if applicable is set
face amount of policy during the first                          forth in your policy.
10 or 15 years depending on Contract

Partial Withdrawal                      At time of transaction  $25 (or if less, 2% of the withdrawal), if applicable


Increase in policy's face amount        At time of transaction  $1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable

Administrative Surrender Charge         At time of transaction  $2 to $6 per 1,000 depending on issue age which after the third year declines if applicable
                                                                Depending on the policy, may also be a charge per
                                                                policy ranging from $450 to $540 which after the
                                                                third year declines

Transfers among investment options      At time of transaction  LOW - $25 after 12 transfers if applicable
                                                                HIGH - $25 per transfer

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.

LOW- $0.01 for each $1,000 of face amount of the policy
HIGH - $0.02 for each $1,000 of face amount of the policy

Varies by state of residence of insured person.


1.25%


Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums

LOW - $8 per month                                     Unit liquidation from
HIGH - Depending on face amount, policyholder          account value
age at issue and policy year, up to $55 per month.
Depending on the policy, may also be a charge per
$1,000 of face amount ranging from $0.03 to $0.70

Amount varies depending upon specifics of policy.      Unit liquidation from
COI based upon amount at risk. Rating Charge           account value
based upon face amount of insurance.

The amount of surrender charges if applicable is set   Unit liquidation from
forth in your policy.                                  account value


$25 (or if less, 2% of the withdrawal), if applicable  Unit liquidation from account value

$1.50 for each $1,000 of the increase (but not more    Unit liquidation from
than $250 in total), if applicable                     account value

$2 to $6 per 1,000 depending on issue age which        Unit liquidation from
after the third year declines if applicable            account value
Depending on the policy, may also be a charge per
policy ranging from $450 to $540 which after the
third year declines

LOW - $25 after 12 transfers if applicable             Unit liquidation from
HIGH - $25 per transfer                                account value

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT SOCIALLY RESPONSIBLE
2016  Lowest contract charge 0.00% Class A       $284.69          --                --          --        9.96%
      Highest contract charge 0.00% Class A      $284.69          --                --          --        9.96%
      All contract charges                            --           1            $  201        1.28%         --
2015  Lowest contract charge 0.00% Class A       $258.91          --                --          --        0.47%
      Highest contract charge 0.00% Class A      $258.91          --                --          --        0.47%
      All contract charges                            --           1            $  216        1.07%         --
2014  Lowest contract charge 0.00% Class A       $257.71          --                --          --       13.61%
      Highest contract charge 0.00% Class A      $257.71          --                --          --       13.61%
      All contract charges                            --           1            $  177        0.84%         --
2013  Lowest contract charge 0.00% Class A       $226.84          --                --          --       34.33%
      Highest contract charge 0.00% Class A      $226.84          --                --          --       34.33%
      All contract charges                            --           1            $  164        0.78%         --
2012  Lowest contract charge 0.00% Class A       $168.87          --                --          --       16.74%
      Highest contract charge 0.00% Class A      $168.87          --                --          --       16.74%
      All contract charges                            --           1            $  102        1.03%         --
1290 VT SOCIALLY RESPONSIBLE
2016  Lowest contract charge 0.00% Class B       $178.36          --                --          --        9.96%
      Highest contract charge 0.90% Class B      $152.42          --                --          --        8.96%
      All contract charges                            --          14            $2,297        1.28%         --
2015  Lowest contract charge 0.00% Class B       $162.21          --                --          --        0.48%
      Highest contract charge 0.90% Class B      $139.88          --                --          --       (0.43)%
      All contract charges                            --          11            $1,624        1.07%         --
2014  Lowest contract charge 0.00% Class B       $161.44          --                --          --       13.61%
      Highest contract charge 0.80% Class B      $142.67          --                --          --       12.70%
      All contract charges                            --           9            $1,403        0.84%         --
2013  Lowest contract charge 0.00% Class B       $142.10          --                --          --       34.33%
      Highest contract charge 0.80% Class B      $126.59          --                --          --       33.25%
      All contract charges                            --           7            $1,016        0.78%         --
2012  Lowest contract charge 0.00% Class B       $105.78          --                --          --       16.73%
      Highest contract charge 0.80% Class B      $ 95.00          --                --          --       15.81%
      All contract charges                            --           8            $  826        1.03%         --
ALL ASSET AGGRESSIVE-ALT 25
2016  Lowest contract charge 0.00% Class B       $117.06          --                --          --       10.31%
      Highest contract charge 0.90% Class B      $113.27          --                --          --        9.32%
      All contract charges                            --          48            $5,423        1.09%         --
2015  Lowest contract charge 0.00% Class B       $106.12          --                --          --       (4.39)%
      Highest contract charge 0.90% Class B      $103.61          --                --          --       (5.25)%
      All contract charges                            --          46            $4,686        0.87%         --
2014  Lowest contract charge 0.00% Class B       $110.99          --                --          --        2.31%
      Highest contract charge 0.90% Class B      $109.35          --                --          --        1.39%
      All contract charges                            --          31            $3,443        1.94%         --
2013  Lowest contract charge 0.00% Class B(a)    $108.48          --                --          --        7.05%
      Highest contract charge 0.90% Class B(a)   $107.85          --                --          --        6.44%
      All contract charges                            --          10            $1,140        2.57%         --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
ALL ASSET GROWTH-ALT 20
2016  Lowest contract charge 0.00% Class B       $143.62           --               --          --        9.57%
      Highest contract charge 0.90% Class B      $135.19           --               --          --        8.58%
      All contract charges                            --          158          $19,692        1.36%         --
2015  Lowest contract charge 0.00% Class B       $131.08           --               --          --       (3.96)%
      Highest contract charge 0.90% Class B      $124.51           --               --          --       (4.82)%
      All contract charges                            --          136          $17,513        0.84%         --
2014  Lowest contract charge 0.00% Class B       $136.49           --               --          --        2.39%
      Highest contract charge 0.90% Class B      $130.82           --               --          --        1.47%
      All contract charges                            --          131          $17,621        1.53%         --
2013  Lowest contract charge 0.00% Class B       $133.30           --               --          --       14.13%
      Highest contract charge 0.90% Class B      $128.92           --               --          --       13.10%
      All contract charges                            --          112          $14,861        1.46%         --
2012  Lowest contract charge 0.00% Class B       $116.80           --               --          --       11.98%
      Highest contract charge 0.90% Class B      $113.99           --               --          --       10.97%
      All contract charges                            --           94          $10,924        1.87%         --
ALL ASSET MODERATE GROWTH-ALT 15
2016  Lowest contract charge 0.00% Class B       $112.39           --               --          --        8.61%
      Highest contract charge 0.90% Class B      $108.74           --               --          --        7.63%
      All contract charges                            --          190          $ 9,492        1.68%         --
2015  Lowest contract charge 0.00% Class B       $103.48           --               --          --       (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --               --          --       (4.60)%
      All contract charges                            --          134          $ 5,897        1.31%         --
2014  Lowest contract charge 0.00% Class B       $107.48           --               --          --        2.42%
      Highest contract charge 0.90% Class B      $105.90           --               --          --        1.50%
      All contract charges                            --           28          $ 2,538        2.43%         --
2013  Lowest contract charge 0.00% Class B(a)    $104.94           --               --          --        4.19%
      Highest contract charge 0.90% Class B(a)   $104.33           --               --          --        3.62%
      All contract charges                            --            9          $   925        2.85%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2016  Lowest contract charge 0.00% Class II      $224.30           --               --          --       22.72%
      Highest contract charge 0.90% Class II     $211.14           --               --          --       21.62%
      All contract charges                            --          345          $50,916        1.58%         --
2015  Lowest contract charge 0.00% Class II      $182.78           --               --          --       (1.58)%
      Highest contract charge 0.90% Class II     $173.61           --               --          --       (2.47)%
      All contract charges                            --          269          $33,842        1.51%         --
2014  Lowest contract charge 0.00% Class II      $185.71           --               --          --       16.24%
      Highest contract charge 0.90% Class II     $178.00           --               --          --       15.19%
      All contract charges                            --          222          $30,533        1.04%         --
2013  Lowest contract charge 0.00% Class II      $159.77           --               --          --       29.89%
      Highest contract charge 0.90% Class II     $154.53           --               --          --       28.73%
      All contract charges                            --          163          $22,584        1.08%         --
2012  Lowest contract charge 0.00% Class II      $123.00           --               --          --       16.24%
      Highest contract charge 0.90% Class II     $120.04           --               --          --       15.18%
      All contract charges                            --          119          $13,517        1.79%         --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
2016  Lowest contract charge 0.00% Class 4       $116.81           --               --          --        1.85%
      Highest contract charge 0.90% Class 4      $113.02           --               --          --        0.93%
      All contract charges                            --           47          $ 4,107        0.11%         --
2015  Lowest contract charge 0.00% Class 4       $114.69           --               --          --       (0.02)%
      Highest contract charge 0.90% Class 4      $111.98           --               --          --       (0.92)%
      All contract charges                            --           43          $ 3,590          --%         --
2014  Lowest contract charge 0.00% Class 4       $114.71           --               --          --        1.88%
      Highest contract charge 0.90% Class 4      $113.02           --               --          --        0.96%
      All contract charges                            --           25          $ 1,829        0.08%         --
2013  Lowest contract charge 0.00% Class 4(a)    $112.59           --               --          --       10.13%
      Highest contract charge 0.90% Class 4(a)   $111.94           --               --          --        9.53%
      All contract charges                            --            8          $   869        0.17%         --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2016  Lowest contract charge 0.00% Class 4       $ 99.69           --               --          --        5.05%
      Highest contract charge 0.90% Class 4      $ 96.46           --               --          --        4.10%
      All contract charges                            --          172           $7,858        0.69%         --
2015  Lowest contract charge 0.00% Class 4       $ 94.90           --               --          --       (3.38)%
      Highest contract charge 0.90% Class 4      $ 92.66           --               --          --       (4.24)%
      All contract charges                            --          139           $6,032        0.57%         --
2014  Lowest contract charge 0.00% Class 4       $ 98.22           --               --          --       (8.13)%
      Highest contract charge 0.90% Class 4      $ 96.76           --               --          --       (8.97)%
      All contract charges                            --           88           $3,904        1.51%         --
2013  Lowest contract charge 0.00% Class 4(a)    $106.91           --               --          --        5.36%
      Highest contract charge 0.90% Class 4(a)   $106.29           --               --          --        4.78%
      All contract charges                            --           16           $  938        3.40%         --
AXA 400 MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B       $189.88           --               --          --       19.68%
      Highest contract charge 0.90% Class B      $178.74           --               --          --       18.61%
      All contract charges                            --           23           $4,246        0.87%         --
2015  Lowest contract charge 0.00% Class B       $158.65           --               --          --       (3.11)%
      Highest contract charge 0.90% Class B      $150.69           --               --          --       (3.98)%
      All contract charges                            --           20           $3,160        0.54%         --
2014  Lowest contract charge 0.00% Class B       $163.75           --               --          --        8.80%
      Highest contract charge 0.90% Class B      $156.94           --               --          --        7.82%
      All contract charges                            --           19           $3,065        0.39%         --
2013  Lowest contract charge 0.00% Class B       $150.51           --               --          --       31.69%
      Highest contract charge 0.90% Class B      $145.56           --               --          --       30.49%
      All contract charges                            --           20           $2,992        0.17%         --
2012  Lowest contract charge 0.00% Class B       $114.29           --               --          --       16.46%
      Highest contract charge 0.90% Class B      $111.55           --               --          --       15.42%
      All contract charges                            --           16           $1,749        0.14%         --
AXA 500 MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B       $188.80           --               --          --       11.03%
      Highest contract charge 0.90% Class B      $177.72           --               --          --       10.03%
      All contract charges                            --           37           $6,887        1.27%         --
2015  Lowest contract charge 0.00% Class B       $170.05           --               --          --        0.37%
      Highest contract charge 0.90% Class B      $161.52           --               --          --       (0.54)%
      All contract charges                            --           34           $5,680        0.91%         --
2014  Lowest contract charge 0.00% Class B       $169.43           --               --          --       12.59%
      Highest contract charge 0.90% Class B      $162.40           --               --          --       11.58%
      All contract charges                            --           33           $5,576        0.80%         --
2013  Lowest contract charge 0.00% Class B       $150.49           --               --          --       30.93%
      Highest contract charge 0.90% Class B      $145.55           --               --          --       29.76%
      All contract charges                            --           19           $2,783        0.47%         --
2012  Lowest contract charge 0.00% Class B       $114.94           --               --          --       14.83%
      Highest contract charge 0.90% Class B      $112.17           --               --          --       13.79%
      All contract charges                            --           16           $1,833        0.66%         --
AXA 2000 MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B       $178.58           --               --          --       20.53%
      Highest contract charge 0.90% Class B      $168.09           --               --          --       19.44%
      All contract charges                            --           18           $3,289        0.82%         --
2015  Lowest contract charge 0.00% Class B       $148.16           --               --          --       (5.10)%
      Highest contract charge 0.90% Class B      $140.73           --               --          --       (5.95)%
      All contract charges                            --           15           $2,284        0.39%         --
2014  Lowest contract charge 0.00% Class B       $156.13           --               --          --        4.06%
      Highest contract charge 0.90% Class B      $149.64           --               --          --        3.11%
      All contract charges                            --           17           $2,546        0.16%         --
2013  Lowest contract charge 0.00% Class B       $150.04           --               --          --       37.39%
      Highest contract charge 0.90% Class B      $145.12           --               --          --       36.16%
      All contract charges                            --           14           $2,132        0.12%         --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $109.21           --               --          --       15.44%
      Highest contract charge 0.90% Class B   $106.58           --               --          --       14.41%
      All contract charges                         --           12          $ 1,303        0.33%         --
AXA AGGRESSIVE ALLOCATION
2016  Lowest contract charge 0.00% Class A    $221.08           --               --          --        8.79%
      Highest contract charge 0.90% Class A   $196.13           --               --          --        7.81%
      All contract charges                         --          306          $56,824        0.94%         --
2015  Lowest contract charge 0.00% Class A    $203.22           --               --          --       (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --               --          --       (2.64)%
      All contract charges                         --          344          $57,423        0.95%         --
2014  Lowest contract charge 0.00% Class A    $206.85           --               --          --        4.72%
      Highest contract charge 0.90% Class A   $186.85           --               --          --        3.78%
      All contract charges                         --          344          $63,147        1.55%         --
2013  Lowest contract charge 0.00% Class A    $197.53           --               --          --       26.44%
      Highest contract charge 0.90% Class A   $180.05           --               --          --       25.30%
      All contract charges                         --          356          $64,839        2.51%         --
2012  Lowest contract charge 0.00% Class A    $156.23           --               --          --       14.17%
      Highest contract charge 0.90% Class A   $143.70           --               --          --       13.15%
      All contract charges                         --          405          $58,114        0.84%         --
AXA AGGRESSIVE ALLOCATION
2016  Lowest contract charge 0.00% Class B    $216.58           --               --          --        8.78%
      Highest contract charge 0.60% Class B   $199.98           --               --          --        8.13%
      All contract charges                         --          373          $79,996        0.94%         --
2015  Lowest contract charge 0.00% Class B    $199.09           --               --          --       (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --               --          --       (2.34)%
      All contract charges                         --          392          $77,349        0.95%         --
2014  Lowest contract charge 0.00% Class B    $202.64           --               --          --        4.72%
      Highest contract charge 0.60% Class B   $189.38           --               --          --        4.09%
      All contract charges                         --          396          $79,584        1.55%         --
2013  Lowest contract charge 0.00% Class B    $193.51           --               --          --       26.43%
      Highest contract charge 0.60% Class B   $181.94           --               --          --       25.68%
      All contract charges                         --          413          $79,125        2.51%         --
2012  Lowest contract charge 0.00% Class B    $153.06           --               --          --       14.17%
      Highest contract charge 0.60% Class B   $144.77           --               --          --       13.48%
      All contract charges                         --          413          $62,581        0.84%         --
AXA BALANCED STRATEGY
2016  Lowest contract charge 0.00% Class B    $148.21           --               --          --        5.98%
      Highest contract charge 0.00% Class B   $148.21           --               --          --        5.98%
      All contract charges                         --          188          $27,793        0.89%         --
2015  Lowest contract charge 0.00% Class B    $139.85           --               --          --       (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --               --          --       (0.64)%
      All contract charges                         --          173          $24,207        1.09%         --
2014  Lowest contract charge 0.00% Class B    $140.75           --               --          --        4.40%
      Highest contract charge 0.00% Class B   $140.75           --               --          --        4.40%
      All contract charges                         --          141          $19,802        1.21%         --
2013  Lowest contract charge 0.00% Class B    $134.82           --               --          --       13.66%
      Highest contract charge 0.00% Class B   $134.82           --               --          --       13.66%
      All contract charges                         --          119          $16,003        2.27%         --
2012  Lowest contract charge 0.00% Class B    $118.62           --               --          --        8.54%
      Highest contract charge 0.00% Class B   $118.62           --               --          --        8.54%
      All contract charges                         --           77          $ 9,132        0.93%         --
AXA CONSERVATIVE ALLOCATION
2016  Lowest contract charge 0.00% Class A    $157.07           --               --          --        2.92%
      Highest contract charge 0.90% Class A   $139.35           --               --          --        2.01%
      All contract charges                         --          270          $22,880        0.94%         --
2015  Lowest contract charge 0.00% Class A    $152.61           --               --          --       (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --               --          --       (1.14)%
      All contract charges                         --          284          $24,201        0.79%         --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $152.98           --               --          --        2.62%
      Highest contract charge 0.90% Class A   $138.19           --               --          --        1.69%
      All contract charges                         --          288          $25,804        0.83%         --
2013  Lowest contract charge 0.00% Class A    $149.08           --               --          --        4.33%
      Highest contract charge 0.90% Class A   $135.89           --               --          --        3.39%
      All contract charges                         --          299          $27,385        0.93%         --
2012  Lowest contract charge 0.00% Class A    $142.89           --               --          --        4.58%
      Highest contract charge 0.90% Class A   $131.43           --               --          --        3.64%
      All contract charges                         --          284          $28,647        0.83%         --
AXA CONSERVATIVE ALLOCATION
2016  Lowest contract charge 0.00% Class B    $153.87           --               --          --        2.92%
      Highest contract charge 0.60% Class B   $142.08           --               --          --        2.31%
      All contract charges                         --           58          $ 8,706        0.94%         --
2015  Lowest contract charge 0.00% Class B    $149.50           --               --          --       (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --               --          --       (0.84)%
      All contract charges                         --           61          $ 8,855        0.79%         --
2014  Lowest contract charge 0.00% Class B    $149.86           --               --          --        2.62%
      Highest contract charge 0.60% Class B   $140.05           --               --          --        2.00%
      All contract charges                         --           71          $10,374        0.83%         --
2013  Lowest contract charge 0.00% Class B    $146.04           --               --          --        4.34%
      Highest contract charge 0.60% Class B   $137.31           --               --          --        3.72%
      All contract charges                         --           71          $10,126        0.93%         --
2012  Lowest contract charge 0.00% Class B    $139.97           --               --          --        4.58%
      Highest contract charge 0.60% Class B   $132.39           --               --          --        3.95%
      All contract charges                         --           76          $10,376        0.83%         --
AXA CONSERVATIVE GROWTH STRATEGY
2016  Lowest contract charge 0.00% Class B    $140.38           --               --          --        4.96%
      Highest contract charge 0.00% Class B   $140.38           --               --          --        4.96%
      All contract charges                         --           44          $ 6,162        0.90%         --
2015  Lowest contract charge 0.00% Class B    $133.74           --               --          --       (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --               --          --       (0.46)%
      All contract charges                         --           41          $ 5,539        0.95%         --
2014  Lowest contract charge 0.00% Class B    $134.36           --               --          --        3.82%
      Highest contract charge 0.00% Class B   $134.36           --               --          --        3.82%
      All contract charges                         --           40          $ 5,395        1.11%         --
2013  Lowest contract charge 0.00% Class B    $129.42           --               --          --       10.51%
      Highest contract charge 0.00% Class B   $129.42           --               --          --       10.51%
      All contract charges                         --           32          $ 4,200        1.75%         --
2012  Lowest contract charge 0.00% Class B    $117.11           --               --          --        7.20%
      Highest contract charge 0.00% Class B   $117.11           --               --          --        7.20%
      All contract charges                         --           28          $ 3,305        1.28%         --
AXA CONSERVATIVE STRATEGY
2016  Lowest contract charge 0.00% Class B    $125.12           --               --          --        2.83%
      Highest contract charge 0.00% Class B   $125.12           --               --          --        2.83%
      All contract charges                         --           22          $ 2,805        0.85%         --
2015  Lowest contract charge 0.00% Class B    $121.68           --               --          --       (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --               --          --       (0.17)%
      All contract charges                         --           20          $ 2,427        0.94%         --
2014  Lowest contract charge 0.00% Class B    $121.89           --               --          --        2.61%
      Highest contract charge 0.00% Class B   $121.89           --               --          --        2.61%
      All contract charges                         --           16          $ 1,930        0.86%         --
2013  Lowest contract charge 0.00% Class B    $118.79           --               --          --        4.38%
      Highest contract charge 0.00% Class B   $118.79           --               --          --        4.38%
      All contract charges                         --           13          $ 1,509        1.16%         --
2012  Lowest contract charge 0.00% Class B    $113.81           --               --          --        4.48%
      Highest contract charge 0.00% Class B   $113.81           --               --          --        4.48%
      All contract charges                         --           10          $ 1,129        1.11%         --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE-PLUS ALLOCATION
2016  Lowest contract charge 0.00% Class A    $172.69           --                --         --        4.73%
      Highest contract charge 0.90% Class A   $153.21           --                --         --        3.79%
      All contract charges                         --          148          $ 17,374       0.90%         --
2015  Lowest contract charge 0.00% Class A    $164.89           --                --         --       (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --                --         --       (1.55)%
      All contract charges                         --          164          $ 17,659       0.82%         --
2014  Lowest contract charge 0.00% Class A    $165.98           --                --         --        3.16%
      Highest contract charge 0.90% Class A   $149.93           --                --         --        2.23%
      All contract charges                         --          179          $ 19,858       0.99%         --
2013  Lowest contract charge 0.00% Class A    $160.89           --                --         --       10.24%
      Highest contract charge 0.90% Class A   $146.66           --                --         --        9.25%
      All contract charges                         --          159          $ 20,835       1.36%         --
2012  Lowest contract charge 0.00% Class A    $145.95           --                --         --        7.37%
      Highest contract charge 0.90% Class A   $134.24           --                --         --        6.40%
      All contract charges                         --          164          $ 20,312       0.81%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2016  Lowest contract charge 0.00% Class B    $169.18           --                --         --        4.73%
      Highest contract charge 0.60% Class B   $156.22           --                --         --        4.11%
      All contract charges                         --           87          $ 14,529       0.90%         --
2015  Lowest contract charge 0.00% Class B    $161.54           --                --         --       (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --                --         --       (1.24)%
      All contract charges                         --           90          $ 14,346       0.82%         --
2014  Lowest contract charge 0.00% Class B    $162.60           --                --         --        3.16%
      Highest contract charge 0.60% Class B   $151.95           --                --         --        2.54%
      All contract charges                         --           94          $ 15,106       0.99%         --
2013  Lowest contract charge 0.00% Class B    $157.62           --                --         --       10.24%
      Highest contract charge 0.60% Class B   $148.19           --                --         --        9.58%
      All contract charges                         --           95          $ 14,739       1.36%         --
2012  Lowest contract charge 0.00% Class B    $142.98           --                --         --        7.37%
      Highest contract charge 0.60% Class B   $135.24           --                --         --        6.73%
      All contract charges                         --          100          $ 13,996       0.81%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $521.38           --                --         --        4.48%
      Highest contract charge 0.00% Class A   $521.38           --                --         --        4.48%
      All contract charges                         --           68          $ 27,405       0.91%         --
2015  Lowest contract charge 0.00% Class A    $499.04           --                --         --       (1.73)%
      Highest contract charge 0.00% Class A   $499.04           --                --         --       (1.73)%
      All contract charges                         --           74          $ 28,446       0.88%         --
2014  Lowest contract charge 0.00% Class A    $507.81           --                --         --        1.69%
      Highest contract charge 0.00% Class A   $507.81           --                --         --        1.69%
      All contract charges                         --          106          $ 31,716       0.95%         --
2013  Lowest contract charge 0.00% Class A    $499.38           --                --         --       20.36%
      Highest contract charge 0.00% Class A   $499.38           --                --         --       20.36%
      All contract charges                         --          133          $ 34,325       0.82%         --
2012  Lowest contract charge 0.00% Class A    $414.92           --                --         --       16.98%
      Highest contract charge 0.00% Class A   $414.92           --                --         --       16.98%
      All contract charges                         --          103          $ 30,208       1.35%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $279.54           --                --         --        4.48%
      Highest contract charge 0.90% Class B   $234.65           --                --         --        3.54%
      All contract charges                         --          398          $102,881       0.91%         --
2015  Lowest contract charge 0.00% Class B    $267.56           --                --         --       (1.73)%
      Highest contract charge 0.90% Class B   $226.63           --                --         --       (2.61)%
      All contract charges                         --          441          $110,066       0.88%         --
2014  Lowest contract charge 0.00% Class B    $272.26           --                --         --        1.68%
      Highest contract charge 0.90% Class B   $232.70           --                --         --        0.77%
      All contract charges                         --          478          $121,576       0.95%         --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $267.75           --                --         --       20.36%
      Highest contract charge 0.90% Class B   $230.92           --                --         --       19.28%
      All contract charges                         --          523          $131,082       0.82%         --
2012  Lowest contract charge 0.00% Class B    $222.46           --                --         --       16.99%
      Highest contract charge 0.90% Class B   $193.60           --                --         --       15.93%
      All contract charges                         --          586          $122,383       1.35%         --
AXA GROWTH STRATEGY
2016  Lowest contract charge 0.00% Class B    $165.21           --                --         --        8.09%
      Highest contract charge 0.00% Class B   $165.21           --                --         --        8.09%
      All contract charges                         --          304          $ 50,167       0.98%         --
2015  Lowest contract charge 0.00% Class B    $152.84           --                --         --       (0.98)%
      Highest contract charge 0.00% Class B   $152.84           --                --         --       (0.98)%
      All contract charges                         --          279          $ 42,615       1.25%         --
2014  Lowest contract charge 0.00% Class B    $154.35           --                --         --        5.62%
      Highest contract charge 0.00% Class B   $154.35           --                --         --        5.62%
      All contract charges                         --          223          $ 34,422       1.64%         --
2013  Lowest contract charge 0.00% Class B    $146.14           --                --         --       20.20%
      Highest contract charge 0.00% Class B   $146.14           --                --         --       20.20%
      All contract charges                         --          157          $ 22,986       2.98%         --
2012  Lowest contract charge 0.00% Class B    $121.58           --                --         --       11.21%
      Highest contract charge 0.00% Class B   $121.58           --                --         --       11.21%
      All contract charges                         --          107          $ 12,965       0.91%         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $220.34           --                --         --        0.22%
      Highest contract charge 0.60% Class A   $158.30           --                --         --       (0.37)%
      All contract charges                         --           61          $ 13,351       0.29%         --
2015  Lowest contract charge 0.00% Class A    $219.85           --                --         --       (4.35)%
      Highest contract charge 0.60% Class A   $158.89           --                --         --       (4.92)%
      All contract charges                         --           66          $ 14,331       0.06%         --
2014  Lowest contract charge 0.00% Class A    $229.84           --                --         --       (6.24)%
      Highest contract charge 0.60% Class A   $167.11           --                --         --       (6.80)%
      All contract charges                         --           71          $ 16,150       1.75%         --
2013  Lowest contract charge 0.00% Class A    $245.13           --                --         --       17.51%
      Highest contract charge 0.60% Class A   $179.31           --                --         --       16.80%
      All contract charges                         --           26          $  6,022       0.84%         --
2012  Lowest contract charge 0.00% Class A    $208.61           --                --         --       16.31%
      Highest contract charge 0.60% Class A   $153.52           --                --         --       15.61%
      All contract charges                         --           29          $  6,031       1.49%         --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $142.79           --                --         --        0.21%
      Highest contract charge 0.90% Class B   $121.68           --                --         --       (0.69)%
      All contract charges                         --          336          $ 45,006       0.29%         --
2015  Lowest contract charge 0.00% Class B    $142.49           --                --         --       (4.34)%
      Highest contract charge 0.90% Class B   $122.52           --                --         --       (5.21)%
      All contract charges                         --          345          $ 46,054       0.06%         --
2014  Lowest contract charge 0.00% Class B    $148.95           --                --         --       (6.24)%
      Highest contract charge 0.90% Class B   $129.25           --                --         --       (7.08)%
      All contract charges                         --          381          $ 53,327       1.75%         --
2013  Lowest contract charge 0.00% Class B    $158.86           --                --         --       17.52%
      Highest contract charge 0.90% Class B   $139.10           --                --         --       16.46%
      All contract charges                         --          169          $ 25,657       0.84%         --
2012  Lowest contract charge 0.00% Class B    $135.18           --                --         --       16.31%
      Highest contract charge 0.90% Class B   $119.44           --                --         --       15.27%
      All contract charges                         --          186          $ 23,955       1.49%         --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $113.55           --               --          --       (0.12)%
      Highest contract charge 0.90% Class B   $106.89           --               --          --       (1.01)%
      All contract charges                         --           21          $ 2,386        1.26%         --
2015  Lowest contract charge 0.00% Class B    $113.69           --               --          --       (2.40)%
      Highest contract charge 0.90% Class B   $107.98           --               --          --       (3.29)%
      All contract charges                         --           17          $ 1,908        0.04%         --
2014  Lowest contract charge 0.00% Class B    $116.49           --               --          --       (6.44)%
      Highest contract charge 0.90% Class B   $111.65           --               --          --       (7.28)%
      All contract charges                         --           15          $ 1,627        0.79%         --
2013  Lowest contract charge 0.00% Class B    $124.51           --               --          --       21.11%
      Highest contract charge 0.90% Class B   $120.42           --               --          --       20.01%
      All contract charges                         --           13          $ 1,617          --%         --
2012  Lowest contract charge 0.00% Class B    $102.81           --               --          --       16.59%
      Highest contract charge 0.90% Class B   $100.34           --               --          --       15.55%
      All contract charges                         --           17          $ 1,836        0.64%         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $216.61           --               --          --        0.74%
      Highest contract charge 0.60% Class A   $153.78           --               --          --        0.14%
      All contract charges                         --          102          $15,640        0.47%         --
2015  Lowest contract charge 0.00% Class A    $215.01           --               --          --       (3.16)%
      Highest contract charge 0.60% Class A   $153.56           --               --          --       (3.74)%
      All contract charges                         --          105          $16,190        0.10%         --
2014  Lowest contract charge 0.00% Class A    $222.03           --               --          --       (7.18)%
      Highest contract charge 0.60% Class A   $159.53           --               --          --       (7.74)%
      All contract charges                         --          108          $17,611        1.58%         --
2013  Lowest contract charge 0.00% Class A    $239.20           --               --          --       19.32%
      Highest contract charge 0.60% Class A   $172.91           --               --          --       18.61%
      All contract charges                         --          115          $20,425        1.14%         --
2012  Lowest contract charge 0.00% Class A    $200.47           --               --          --       17.47%
      Highest contract charge 0.60% Class A   $145.78           --               --          --       16.76%
      All contract charges                         --          118          $18,610        1.80%         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $158.35           --               --          --        0.74%
      Highest contract charge 0.90% Class B   $148.54           --               --          --       (0.16)%
      All contract charges                         --          377          $59,108        0.47%         --
2015  Lowest contract charge 0.00% Class B    $157.18           --               --          --       (3.16)%
      Highest contract charge 0.90% Class B   $148.78           --               --          --       (4.04)%
      All contract charges                         --          399          $62,376        0.10%         --
2014  Lowest contract charge 0.00% Class B    $162.31           --               --          --       (7.18)%
      Highest contract charge 0.90% Class B   $155.04           --               --          --       (8.01)%
      All contract charges                         --          428          $69,318        1.58%         --
2013  Lowest contract charge 0.00% Class B    $174.86           --               --          --       19.33%
      Highest contract charge 0.90% Class B   $168.54           --               --          --       18.26%
      All contract charges                         --          455          $79,896        1.14%         --
2012  Lowest contract charge 0.00% Class B    $146.54           --               --          --       17.47%
      Highest contract charge 0.90% Class B   $142.52           --               --          --       16.41%
      All contract charges                         --          488          $72,013        1.80%         --
AXA LARGE CAP CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $291.96           --               --          --        9.83%
      Highest contract charge 0.60% Class A   $203.50           --               --          --        9.17%
      All contract charges                         --           20          $ 4,208        1.11%         --
2015  Lowest contract charge 0.00% Class A    $265.83           --               --          --        0.37%
      Highest contract charge 0.60% Class A   $186.41           --               --          --       (0.23)%
      All contract charges                         --           19          $ 4,306        0.91%         --
2014  Lowest contract charge 0.00% Class A    $264.85           --               --          --       11.62%
      Highest contract charge 0.60% Class A   $186.84           --               --          --       10.95%
      All contract charges                         --           22          $ 5,334        1.12%         --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $237.27            --               --         --       31.55%
      Highest contract charge 0.60% Class A   $168.40            --               --         --       30.76%
      All contract charges                         --             6         $  1,158       0.55%         --
2012  Lowest contract charge 0.00% Class A    $180.37            --               --         --       14.99%
      Highest contract charge 0.60% Class A   $128.79            --               --         --       14.30%
      All contract charges                         --             6         $    878       1.38%         --
AXA LARGE CAP CORE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $188.00            --               --         --        9.83%
      Highest contract charge 0.90% Class B   $160.38            --               --         --        8.84%
      All contract charges                         --           127         $ 22,958       1.11%         --
2015  Lowest contract charge 0.00% Class B    $171.18            --               --         --        0.38%
      Highest contract charge 0.90% Class B   $147.35            --               --         --       (0.53)%
      All contract charges                         --           133         $ 21,865       0.91%         --
2014  Lowest contract charge 0.00% Class B    $170.54            --               --         --       11.62%
      Highest contract charge 0.90% Class B   $148.14            --               --         --       10.62%
      All contract charges                         --           143         $ 23,572       1.12%         --
2013  Lowest contract charge 0.00% Class B    $152.79            --               --         --       31.56%
      Highest contract charge 0.90% Class B   $133.92            --               --         --       30.37%
      All contract charges                         --           112         $ 16,518       0.55%         --
2012  Lowest contract charge 0.00% Class B    $116.14            --               --         --       14.99%
      Highest contract charge 0.90% Class B   $102.72            --               --         --       13.94%
      All contract charges                         --            93         $ 10,373       1.38%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $359.50            --               --         --        5.51%
      Highest contract charge 0.60% Class A   $222.08            --               --         --        4.88%
      All contract charges                         --           128         $ 41,088       0.57%         --
2015  Lowest contract charge 0.00% Class A    $340.73            --               --         --        4.04%
      Highest contract charge 0.60% Class A   $211.75            --               --         --        3.41%
      All contract charges                         --           136         $ 41,909       0.28%         --
2014  Lowest contract charge 0.00% Class A    $327.51            --               --         --       11.08%
      Highest contract charge 0.60% Class A   $204.77            --               --         --       10.42%
      All contract charges                         --           149         $ 45,164       0.24%         --
2013  Lowest contract charge 0.00% Class A    $294.83            --               --         --       35.39%
      Highest contract charge 0.60% Class A   $185.44            --               --         --       34.57%
      All contract charges                         --            34         $  9,623       0.17%         --
2012  Lowest contract charge 0.00% Class A    $217.77            --               --         --       13.74%
      Highest contract charge 0.60% Class A   $137.80            --               --         --       13.06%
      All contract charges                         --            34         $  7,145       0.57%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $343.12            --               --         --        5.51%
      Highest contract charge 0.90% Class B   $287.23            --               --         --        4.57%
      All contract charges                         --           637         $191,238       0.57%         --
2015  Lowest contract charge 0.00% Class B    $325.20            --               --         --        4.03%
      Highest contract charge 0.90% Class B   $274.69            --               --         --        3.10%
      All contract charges                         --           695         $198,684       0.28%         --
2014  Lowest contract charge 0.00% Class B    $312.59            --               --         --       11.09%
      Highest contract charge 0.90% Class B   $266.44            --               --         --       10.09%
      All contract charges                         --           759         $209,579       0.24%         --
2013  Lowest contract charge 0.00% Class B    $281.39            --               --         --       35.39%
      Highest contract charge 0.90% Class B   $242.03            --               --         --       34.18%
      All contract charges                         --           547         $136,867       0.17%         --
2012  Lowest contract charge 0.00% Class B    $207.84            --               --         --       13.74%
      Highest contract charge 0.90% Class B   $180.38            --               --         --       12.71%
      All contract charges                         --           604         $112,012       0.57%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $280.36            --               --         --       15.32%
      Highest contract charge 0.90% Class A   $208.95            --               --         --       14.29%
      All contract charges                         --         1,164         $265,424       1.68%         --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY (CONTINUED)
2015  Lowest contract charge 0.00% Class A    $243.12            --               --         --       (4.02)%
      Highest contract charge 0.90% Class A   $182.83            --               --         --       (4.88)%
      All contract charges                         --         1,280         $254,701       1.58%         --
2014  Lowest contract charge 0.00% Class A    $253.29            --               --         --       12.23%
      Highest contract charge 0.90% Class A   $192.21            --               --         --       11.22%
      All contract charges                         --         1,383         $288,312       1.39%         --
2013  Lowest contract charge 0.00% Class A    $225.69            --               --         --       32.47%
      Highest contract charge 0.90% Class A   $172.82            --               --         --       31.28%
      All contract charges                         --         1,413         $262,719       1.05%         --
2012  Lowest contract charge 0.00% Class A    $170.37            --               --         --       15.86%
      Highest contract charge 0.90% Class A   $131.64            --               --         --       14.81%
      All contract charges                         --         1,574         $221,696       1.56%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $209.01            --               --         --       15.32%
      Highest contract charge 0.90% Class B   $206.24            --               --         --       14.29%
      All contract charges                         --           597         $129,323       1.68%         --
2015  Lowest contract charge 0.00% Class B    $181.24            --               --         --       (4.01)%
      Highest contract charge 0.90% Class B   $180.46            --               --         --       (4.88)%
      All contract charges                         --           653         $123,278       1.58%         --
2014  Lowest contract charge 0.00% Class B    $188.82            --               --         --       12.23%
      Highest contract charge 0.90% Class B   $189.72            --               --         --       11.22%
      All contract charges                         --           695         $137,376       1.39%         --
2013  Lowest contract charge 0.00% Class B    $168.25            --               --         --       32.48%
      Highest contract charge 0.90% Class B   $170.58            --               --         --       31.28%
      All contract charges                         --           671         $119,182       1.05%         --
2012  Lowest contract charge 0.00% Class B    $127.00            --               --         --       15.85%
      Highest contract charge 0.90% Class B   $129.94            --               --         --       14.82%
      All contract charges                         --           732         $ 98,736       1.56%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class A    $384.44            --               --         --       17.67%
      Highest contract charge 0.90% Class A   $299.57            --               --         --       16.62%
      All contract charges                         --           611         $194,982       1.22%         --
2015  Lowest contract charge 0.00% Class A    $326.71            --               --         --       (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --               --         --       (4.41)%
      All contract charges                         --           668         $183,118       0.75%         --
2014  Lowest contract charge 0.00% Class A    $338.70            --               --         --       10.87%
      Highest contract charge 0.90% Class A   $268.73            --               --         --        9.87%
      All contract charges                         --           728         $208,857       0.58%         --
2013  Lowest contract charge 0.00% Class A    $305.49            --               --         --       33.07%
      Highest contract charge 0.90% Class A   $244.58            --               --         --       31.88%
      All contract charges                         --           795         $207,034       0.51%         --
2012  Lowest contract charge 0.00% Class A    $229.56            --               --         --       18.63%
      Highest contract charge 0.90% Class A   $185.46            --               --         --       17.56%
      All contract charges                         --           880         $174,284       1.20%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2016  Lowest contract charge 0.00% Class B    $356.34            --               --         --       17.67%
      Highest contract charge 0.00% Class B   $356.34            --               --         --       17.67%
      All contract charges                         --            38         $ 13,464       1.22%         --
2015  Lowest contract charge 0.00% Class B    $302.82            --               --         --       (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --               --         --       (3.54)%
      All contract charges                         --            39         $ 11,903       0.75%         --
2014  Lowest contract charge 0.00% Class B    $313.94            --               --         --       10.87%
      Highest contract charge 0.00% Class B   $313.94            --               --         --       10.87%
      All contract charges                         --            41         $ 12,879       0.58%         --
2013  Lowest contract charge 0.00% Class B    $283.15            --               --         --       33.07%
      Highest contract charge 0.00% Class B   $283.15            --               --         --       33.07%
      All contract charges                         --            44         $ 12,435       0.51%         --
2012  Lowest contract charge 0.00% Class B    $212.78            --               --         --       18.63%
      Highest contract charge 0.00% Class B   $212.78            --               --         --       18.63%
      All contract charges                         --            44         $  9,428       1.20%         --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE ALLOCATION
2016  Lowest contract charge 0.00% Class A    $372.16            --               --         --        5.36%
      Highest contract charge 0.90% Class A   $323.48            --               --         --        4.41%
      All contract charges                         --         1,344         $725,302       0.88%         --
2015  Lowest contract charge 0.00% Class A    $353.24            --               --         --       (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --               --         --       (1.78)%
      All contract charges                         --         1,412         $757,108       0.81%         --
2014  Lowest contract charge 0.00% Class A    $356.38            --               --         --        3.03%
      Highest contract charge 0.90% Class A   $315.41            --               --         --        2.10%
      All contract charges                         --         1,531         $839,961       1.07%         --
2013  Lowest contract charge 0.00% Class A    $345.90            --               --         --       13.11%
      Highest contract charge 0.90% Class A   $308.91            --               --         --       12.09%
      All contract charges                         --         1,601         $898,254       1.57%         --
2012  Lowest contract charge 0.00% Class A    $305.80            --               --         --        8.80%
      Highest contract charge 0.90% Class A   $275.58            --               --         --        7.82%
      All contract charges                         --         1,765         $876,394       0.76%         --
AXA MODERATE ALLOCATION
2016  Lowest contract charge 0.00% Class B    $183.24            --               --         --        5.36%
      Highest contract charge 0.60% Class B   $168.31            --               --         --        4.73%
      All contract charges                         --           837         $148,117       0.88%         --
2015  Lowest contract charge 0.00% Class B    $173.92            --               --         --       (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --               --         --       (1.48)%
      All contract charges                         --           890         $149,774       0.81%         --
2014  Lowest contract charge 0.00% Class B    $175.47            --               --         --        3.03%
      Highest contract charge 0.60% Class B   $163.12            --               --         --        2.41%
      All contract charges                         --           929         $157,713       1.07%         --
2013  Lowest contract charge 0.00% Class B    $170.31            --               --         --       13.12%
      Highest contract charge 0.60% Class B   $159.28            --               --         --       12.44%
      All contract charges                         --           942         $155,415       1.57%         --
2012  Lowest contract charge 0.00% Class B    $150.56            --               --         --        8.80%
      Highest contract charge 0.60% Class B   $141.66            --               --         --        8.15%
      All contract charges                         --         1,012         $147,964       0.76%         --
AXA MODERATE GROWTH STRATEGY
2016  Lowest contract charge 0.00% Class B    $156.57            --               --         --        7.05%
      Highest contract charge 0.00% Class B   $156.57            --               --         --        7.05%
      All contract charges                         --           617         $ 96,610       0.95%         --
2015  Lowest contract charge 0.00% Class B    $146.26            --               --         --       (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --               --         --       (0.79)%
      All contract charges                         --           565         $ 82,588       1.12%         --
2014  Lowest contract charge 0.00% Class B    $147.42            --               --         --        5.01%
      Highest contract charge 0.00% Class B   $147.42            --               --         --        5.01%
      All contract charges                         --           492         $ 72,534       1.31%         --
2013  Lowest contract charge 0.00% Class B    $140.39            --               --         --       16.88%
      Highest contract charge 0.00% Class B   $140.39            --               --         --       16.88%
      All contract charges                         --           385         $ 54,106       2.52%         --
2012  Lowest contract charge 0.00% Class B    $120.11            --               --         --        9.84%
      Highest contract charge 0.00% Class B   $120.11            --               --         --        9.84%
      All contract charges                         --           283         $ 34,045       0.85%         --
AXA MODERATE-PLUS ALLOCATION
2016  Lowest contract charge 0.00% Class A    $207.81            --               --         --        7.27%
      Highest contract charge 0.90% Class A   $184.35            --               --         --        6.30%
      All contract charges                         --         1,173         $179,974       0.90%         --
2015  Lowest contract charge 0.00% Class A    $193.73            --               --         --       (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --               --         --       (2.18)%
      All contract charges                         --         1,171         $181,984       0.89%         --
2014  Lowest contract charge 0.00% Class A    $196.26            --               --         --        3.77%
      Highest contract charge 0.90% Class A   $177.28            --               --         --        2.84%
      All contract charges                         --         1,235         $203,339       1.31%         --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class A        $189.13            --               --         --       19.79%
      Highest contract charge 0.90% Class A       $172.39            --               --         --       18.71%
      All contract charges                             --         1,261         $212,695       2.15%         --
2012  Lowest contract charge 0.00% Class A        $157.89            --               --         --       11.53%
      Highest contract charge 0.90% Class A       $145.22            --               --         --       10.52%
      All contract charges                             --         1,354         $192,933       0.79%         --
AXA MODERATE-PLUS ALLOCATION
2016  Lowest contract charge 0.00% Class B        $203.57            --               --         --        7.27%
      Highest contract charge 0.60% Class B       $187.97            --               --         --        6.63%
      All contract charges                             --         1,198         $241,006       0.90%         --
2015  Lowest contract charge 0.00% Class B        $189.77            --               --         --       (1.30)%
      Highest contract charge 0.60% Class B       $176.29            --               --         --       (1.88)%
      All contract charges                             --         1,228         $230,412       0.89%         --
2014  Lowest contract charge 0.00% Class B        $192.26            --               --         --        3.77%
      Highest contract charge 0.60% Class B       $179.67            --               --         --        3.15%
      All contract charges                             --         1,245         $236,907       1.31%         --
2013  Lowest contract charge 0.00% Class B        $185.27            --               --         --       19.79%
      Highest contract charge 0.60% Class B       $174.19            --               --         --       19.07%
      All contract charges                             --         1,251         $229,433       2.15%         --
2012  Lowest contract charge 0.00% Class B        $154.67            --               --         --       11.53%
      Highest contract charge 0.60% Class B       $146.29            --               --         --       10.85%
      All contract charges                             --         1,212         $185,279       0.79%         --
AXA SMARTBETA EQUITY
2016  Lowest contract charge 0.00% Class B (e)    $ 10.36            --               --         --        3.81%
      Highest contract charge 0.60% Class B (e)   $103.17            --               --         --        3.41%
      All contract charges                             --            13         $    181       2.62%         --
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.00% Class A        $450.34            --               --         --       12.58%
      Highest contract charge 0.90% Class A       $376.97            --               --         --       11.57%
      All contract charges                             --           377         $130,425       0.36%         --
2015  Lowest contract charge 0.00% Class A        $400.02            --               --         --       (2.91)%
      Highest contract charge 0.90% Class A       $337.88            --               --         --       (3.78)%
      All contract charges                             --           399         $126,365       0.05%         --
2014  Lowest contract charge 0.00% Class A        $412.00            --               --         --        3.57%
      Highest contract charge 0.90% Class A       $351.16            --               --         --        2.64%
      All contract charges                             --           422         $144,210       0.06%         --
2013  Lowest contract charge 0.00% Class A        $397.78            --               --         --       38.17%
      Highest contract charge 0.90% Class A       $342.12            --               --         --       36.92%
      All contract charges                             --           438         $148,878       0.05%         --
2012  Lowest contract charge 0.00% Class A        $287.89            --               --         --       15.59%
      Highest contract charge 0.90% Class A       $249.86            --               --         --       14.55%
      All contract charges                             --           481         $123,156       0.21%         --
AXA/AB SMALL CAP GROWTH
2016  Lowest contract charge 0.00% Class B        $369.65            --               --         --       12.58%
      Highest contract charge 0.60% Class B       $296.48            --               --         --       11.90%
      All contract charges                             --           204         $ 62,757       0.36%         --
2015  Lowest contract charge 0.00% Class B        $328.35            --               --         --       (2.91)%
      Highest contract charge 0.60% Class B       $264.94            --               --         --       (3.49)%
      All contract charges                             --           221         $ 60,376       0.05%         --
2014  Lowest contract charge 0.00% Class B        $338.19            --               --         --        3.57%
      Highest contract charge 0.60% Class B       $274.53            --               --         --        2.96%
      All contract charges                             --           236         $ 66,544       0.06%         --
2013  Lowest contract charge 0.00% Class B        $326.52            --               --         --       38.17%
      Highest contract charge 0.60% Class B       $266.65            --               --         --       37.35%
      All contract charges                             --           249         $ 67,968       0.05%         --
2012  Lowest contract charge 0.00% Class B        $236.31            --               --         --       15.59%
      Highest contract charge 0.60% Class B       $194.14            --               --         --       14.89%
      All contract charges                             --           270         $ 53,496       0.21%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH
2016  Lowest contract charge 0.00% Class A    $376.24           --               --          --        0.88%
      Highest contract charge 0.00% Class A   $376.24           --               --          --        0.88%
      All contract charges                         --          120          $10,833        0.00%         --
2015  Lowest contract charge 0.00% Class A    $372.96           --               --          --        1.27%
      Highest contract charge 0.00% Class A   $372.96           --               --          --        1.27%
      All contract charges                         --          124          $11,612        0.00%         --
2014  Lowest contract charge 0.00% Class A    $368.28           --               --          --        3.80%
      Highest contract charge 0.00% Class A   $368.28           --               --          --        3.80%
      All contract charges                         --          121          $12,253        0.00%         --
2013  Lowest contract charge 0.00% Class A    $354.81           --               --          --       39.08%
      Highest contract charge 0.00% Class A   $354.81           --               --          --       39.08%
      All contract charges                         --           82          $11,782        0.00%         --
2012  Lowest contract charge 0.00% Class A    $255.11           --               --          --       20.44%
      Highest contract charge 0.00% Class A   $255.11           --               --          --       20.44%
      All contract charges                         --           63          $ 7,888        0.01%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2016  Lowest contract charge 0.00% Class B    $215.27           --               --          --        0.88%
      Highest contract charge 0.90% Class B   $184.04           --               --          --       (0.02)%
      All contract charges                         --          310          $62,282        0.00%         --
2015  Lowest contract charge 0.00% Class B    $213.39           --               --          --        1.27%
      Highest contract charge 0.90% Class B   $184.08           --               --          --        0.35%
      All contract charges                         --          364          $72,486        0.00%         --
2014  Lowest contract charge 0.00% Class B    $210.71           --               --          --        3.80%
      Highest contract charge 0.90% Class B   $183.43           --               --          --        2.87%
      All contract charges                         --          419          $82,054        0.00%         --
2013  Lowest contract charge 0.00% Class B    $203.00           --               --          --       39.08%
      Highest contract charge 0.90% Class B   $178.32           --               --          --       37.83%
      All contract charges                         --          449          $84,688        0.00%         --
2012  Lowest contract charge 0.00% Class B    $145.96           --               --          --       20.43%
      Highest contract charge 0.90% Class B   $129.38           --               --          --       19.34%
      All contract charges                         --          408          $55,611        0.01%         --
AXA/JANUS ENTERPRISE
2016  Lowest contract charge 0.00% Class A    $157.68           --               --          --       (4.33)%
      Highest contract charge 0.90% Class A   $144.44           --               --          --       (5.19)%
      All contract charges                         --          113          $17,115        0.00%         --
2015  Lowest contract charge 0.00% Class A    $164.82           --               --          --       (5.49)%
      Highest contract charge 0.90% Class A   $152.35           --               --          --       (6.34)%
      All contract charges                         --          129          $20,433        0.00%         --
2014  Lowest contract charge 0.00% Class A    $174.40           --               --          --       (0.71)%
      Highest contract charge 0.90% Class A   $162.67           --               --          --       (1.60)%
      All contract charges                         --          154          $25,987        0.00%         --
2013  Lowest contract charge 0.00% Class A    $175.64           --               --          --       38.54%
      Highest contract charge 0.90% Class A   $165.32           --               --          --       37.30%
      All contract charges                         --          185          $31,481        0.00%         --
2012  Lowest contract charge 0.00% Class A    $126.78           --               --          --        8.76%
      Highest contract charge 0.90% Class A   $120.41           --               --          --        7.78%
      All contract charges                         --          248          $30,567        0.43%         --
AXA/JANUS ENTERPRISE
2016  Lowest contract charge 0.00% Class B    $228.20           --               --          --       (4.33)%
      Highest contract charge 0.60% Class B   $146.99           --               --          --       (4.90)%
      All contract charges                         --          102          $20,749        0.00%         --
2015  Lowest contract charge 0.00% Class B    $238.53           --               --          --       (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --               --          --       (6.06)%
      All contract charges                         --          105          $22,021        0.00%         --
2014  Lowest contract charge 0.00% Class B    $252.39           --               --          --       (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --               --          --       (1.31)%
      All contract charges                         --          109          $23,819        0.00%         --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/JANUS ENTERPRISE (CONTINUED)
2013  Lowest contract charge 0.00% Class B      $254.20           --               --          --       38.54%
      Highest contract charge 0.60% Class B     $166.72           --               --          --       37.72%
      All contract charges                           --          110          $24,000        0.00%         --
2012  Lowest contract charge 0.00% Class B      $183.48           --               --          --        8.75%
      Highest contract charge 0.60% Class B     $121.06           --               --          --        8.10%
      All contract charges                           --          115          $17,662        0.43%         --
AXA/LOOMIS SAYLES GROWTH
2016  Lowest contract charge 0.00% Class A      $210.78           --               --          --        6.82%
      Highest contract charge 0.90% Class A     $193.09           --               --          --        5.85%
      All contract charges                           --           81          $10,978        0.34%         --
2015  Lowest contract charge 0.00% Class A      $197.33           --               --          --       11.53%
      Highest contract charge 0.90% Class A     $182.41           --               --          --       10.52%
      All contract charges                           --           56          $ 9,495        0.12%         --
2014  Lowest contract charge 0.00% Class A      $176.93           --               --          --        7.81%
      Highest contract charge 0.90% Class A     $165.04           --               --          --        6.85%
      All contract charges                           --           56          $ 8,450        0.11%         --
2013  Lowest contract charge 0.00% Class A      $164.11           --               --          --       27.25%
      Highest contract charge 0.90% Class A     $154.46           --               --          --       26.10%
      All contract charges                           --           73          $ 9,595        0.72%         --
2012  Lowest contract charge 0.00% Class A      $128.97           --               --          --       12.59%
      Highest contract charge 0.90% Class A     $122.49           --               --          --       11.57%
      All contract charges                           --          125          $13,964        0.85%         --
AXA/LOOMIS SAYLES GROWTH
2016  Lowest contract charge 0.00% Class B      $257.40           --               --          --        6.81%
      Highest contract charge 0.60% Class B     $196.56           --               --          --        6.17%
      All contract charges                           --           75          $18,005        0.34%         --
2015  Lowest contract charge 0.00% Class B      $240.98           --               --          --       11.52%
      Highest contract charge 0.60% Class B     $185.13           --               --          --       10.86%
      All contract charges                           --           71          $15,923        0.12%         --
2014  Lowest contract charge 0.00% Class B      $216.08           --               --          --        7.82%
      Highest contract charge 0.60% Class B     $167.00           --               --          --        7.17%
      All contract charges                           --           76          $15,333        0.11%         --
2013  Lowest contract charge 0.00% Class B      $200.41           --               --          --       27.27%
      Highest contract charge 0.60% Class B     $155.82           --               --          --       26.51%
      All contract charges                           --           79          $14,763        0.72%         --
2012  Lowest contract charge 0.00% Class B      $157.47           --               --          --       12.58%
      Highest contract charge 0.60% Class B     $123.17           --               --          --       11.90%
      All contract charges                           --           78          $11,399        0.85%         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2016  Lowest contract charge 0.00% Class III    $135.56           --               --          --        3.81%
      Highest contract charge 0.00% Class III   $135.56           --               --          --        3.81%
      All contract charges                           --          171          $ 4,445        0.69%         --
2015  Lowest contract charge 0.00% Class III    $130.59           --               --          --       (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --               --          --       (1.00)%
      All contract charges                           --          203          $ 9,384        1.08%         --
2014  Lowest contract charge 0.00% Class III    $131.91           --               --          --        1.93%
      Highest contract charge 0.00% Class III   $131.91           --               --          --        1.93%
      All contract charges                           --          200          $ 9,833        2.50%         --
2013  Lowest contract charge 0.00% Class III    $129.41           --               --          --       14.42%
      Highest contract charge 0.00% Class III   $129.41           --               --          --       14.42%
      All contract charges                           --          149          $ 7,005        1.07%         --
2012  Lowest contract charge 0.00% Class III    $113.10           --               --          --        9.97%
      Highest contract charge 0.00% Class III   $113.10           --               --          --        9.97%
      All contract charges                           --           93          $ 6,025        1.27%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.00% Class A    $234.53           --               --          --         2.93%
      Highest contract charge 0.90% Class A   $229.34           --               --          --         2.01%
      All contract charges                         --          252          $66,941        1.97%          --
2015  Lowest contract charge 0.00% Class A    $227.86           --               --          --        (0.64)%
      Highest contract charge 0.90% Class A   $224.83           --               --          --        (1.53)%
      All contract charges                         --          265          $70,209        1.52%          --
2014  Lowest contract charge 0.00% Class A    $229.33           --               --          --         2.39%
      Highest contract charge 0.90% Class A   $228.33           --               --          --         1.46%
      All contract charges                         --          286          $77,439        2.51%          --
2013  Lowest contract charge 0.00% Class A    $223.98           --               --          --        (1.01)%
      Highest contract charge 0.90% Class A   $225.04           --               --          --        (1.90)%
      All contract charges                         --          306          $82,633        3.46%          --
2012  Lowest contract charge 0.00% Class A    $226.26           --               --          --         5.33%
      Highest contract charge 0.90% Class A   $229.40           --               --          --         4.38%
      All contract charges                         --          317          $91,216        2.25%          --
CHARTER/SM/ MULTI-SECTOR BOND
2016  Lowest contract charge 0.00% Class B    $141.87           --               --          --         2.93%
      Highest contract charge 0.60% Class B   $110.17           --               --          --         2.31%
      All contract charges                         --          132          $15,824        1.97%          --
2015  Lowest contract charge 0.00% Class B    $137.83           --               --          --        (0.64)%
      Highest contract charge 0.60% Class B   $107.68           --               --          --        (1.24)%
      All contract charges                         --          136          $15,816        1.52%          --
2014  Lowest contract charge 0.00% Class B    $138.72           --               --          --         2.38%
      Highest contract charge 0.60% Class B   $109.03           --               --          --         1.77%
      All contract charges                         --          145          $16,903        2.51%          --
2013  Lowest contract charge 0.00% Class B    $135.49           --               --          --        (0.87)%
      Highest contract charge 0.60% Class B   $107.13           --               --          --        (1.46)%
      All contract charges                         --          149          $16,905        3.46%          --
2012  Lowest contract charge 0.00% Class B    $136.68           --               --          --         5.32%
      Highest contract charge 0.60% Class B   $108.72           --               --          --         4.69%
      All contract charges                         --          153          $17,509        2.25%          --
CHARTER/SM/ SMALL CAP GROWTH
2016  Lowest contract charge 0.00% Class B    $194.86           --               --          --         9.35%
      Highest contract charge 0.90% Class B   $121.81           --               --          --         8.37%
      All contract charges                         --           63          $10,707        0.00%          --
2015  Lowest contract charge 0.00% Class B    $178.20           --               --          --        (6.04)%
      Highest contract charge 0.90% Class B   $112.40           --               --          --        (6.89)%
      All contract charges                         --           72          $11,024        0.27%          --
2014  Lowest contract charge 0.00% Class B    $189.66           --               --          --        (2.61)%
      Highest contract charge 0.90% Class B   $120.72           --               --          --        (3.49)%
      All contract charges                         --           73          $12,004        0.00%          --
2013  Lowest contract charge 0.00% Class B    $194.74           --               --          --        47.78%
      Highest contract charge 0.90% Class B   $125.08           --               --          --        46.45%
      All contract charges                         --           82          $13,549        0.00%          --
2012  Lowest contract charge 0.00% Class B    $131.78           --               --          --        11.38%
      Highest contract charge 0.90% Class B   $ 85.41           --               --          --        10.38%
      All contract charges                         --           69          $ 7,825        0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2016  Lowest contract charge 0.00% Class A    $302.56           --               --          --        25.23%
      Highest contract charge 0.60% Class A   $279.39           --               --          --        24.48%
      All contract charges                         --           46          $13,586        1.36%          --
2015  Lowest contract charge 0.00% Class A    $241.60           --               --          --       (13.13)%
      Highest contract charge 0.60% Class A   $224.44           --               --          --       (13.65)%
      All contract charges                         --           48          $11,523        0.52%          --
2014  Lowest contract charge 0.00% Class A    $278.12           --               --          --        (5.12)%
      Highest contract charge 0.60% Class A   $259.93           --               --          --        (5.69)%
      All contract charges                         --           51          $14,155        0.17%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class A        $293.14           --                --         --        42.77%
      Highest contract charge 0.60% Class A       $275.62           --                --         --        41.91%
      All contract charges                             --           56          $ 16,244       0.55%          --
2012  Lowest contract charge 0.00% Class A        $205.33           --                --         --        16.77%
      Highest contract charge 0.60% Class A       $194.22           --                --         --        16.07%
      All contract charges                             --           61          $ 12,385       0.59%          --
CHARTER/SM/ SMALL CAP VALUE
2016  Lowest contract charge 0.00% Class B        $317.38           --                --         --        25.23%
      Highest contract charge 0.90% Class B       $270.65           --                --         --        24.11%
      All contract charges                             --           55          $ 16,433       1.36%          --
2015  Lowest contract charge 0.00% Class B        $253.43           --                --         --       (13.13)%
      Highest contract charge 0.90% Class B       $218.07           --                --         --       (13.92)%
      All contract charges                             --           61          $ 14,517       0.52%          --
2014  Lowest contract charge 0.00% Class B        $291.75           --                --         --        (5.11)%
      Highest contract charge 0.90% Class B       $253.33           --                --         --        (5.96)%
      All contract charges                             --           65          $ 17,745       0.17%          --
2013  Lowest contract charge 0.00% Class B        $307.45           --                --         --        42.72%
      Highest contract charge 0.90% Class B       $269.39           --                --         --        41.44%
      All contract charges                             --           69          $ 20,126       0.55%          --
2012  Lowest contract charge 0.00% Class B        $215.42           --                --         --        16.77%
      Highest contract charge 0.90% Class B       $190.46           --                --         --        15.72%
      All contract charges                             --           73          $ 14,727       0.59%          --
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2016  Lowest contract charge 0.00% Class II(e)    $ 11.28           --                --         --        12.91%
      Highest contract charge 0.00% Class II(e)   $ 11.28           --                --         --        12.91%
      All contract charges                             --           --          $      5       1.01%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2016  Lowest contract charge 0.00% Class A        $362.37           --                --         --        17.96%
      Highest contract charge 0.60% Class A       $334.63           --                --         --        17.26%
      All contract charges                             --          246          $ 40,079       1.49%          --
2015  Lowest contract charge 0.00% Class A        $307.19           --                --         --        (6.15)%
      Highest contract charge 0.60% Class A       $285.38           --                --         --        (6.71)%
      All contract charges                             --          242          $ 36,247       1.28%          --
2014  Lowest contract charge 0.00% Class A        $327.32           --                --         --         9.71%
      Highest contract charge 0.60% Class A       $305.92           --                --         --         9.05%
      All contract charges                             --          227          $ 40,401       1.07%          --
2013  Lowest contract charge 0.00% Class A        $298.36           --                --         --        37.75%
      Highest contract charge 0.60% Class A       $280.54           --                --         --        36.92%
      All contract charges                             --          210          $ 38,163       1.61%          --
2012  Lowest contract charge 0.00% Class A        $216.60           --                --         --        13.64%
      Highest contract charge 0.60% Class A       $204.89           --                --         --        12.95%
      All contract charges                             --          204          $ 29,351       1.45%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2016  Lowest contract charge 0.00% Class B        $476.93           --                --         --        17.96%
      Highest contract charge 0.90% Class B       $399.26           --                --         --        16.91%
      All contract charges                             --          400          $171,810       1.49%          --
2015  Lowest contract charge 0.00% Class B        $404.30           --                --         --        (6.15)%
      Highest contract charge 0.90% Class B       $341.52           --                --         --        (6.99)%
      All contract charges                             --          436          $158,529       1.28%          --
2014  Lowest contract charge 0.00% Class B        $430.79           --                --         --         9.70%
      Highest contract charge 0.90% Class B       $367.20           --                --         --         8.72%
      All contract charges                             --          463          $179,873       1.07%          --
2013  Lowest contract charge 0.00% Class B        $392.69           --                --         --        37.73%
      Highest contract charge 0.90% Class B       $337.76           --                --         --        36.49%
      All contract charges                             --          485          $172,038       1.61%          --
2012  Lowest contract charge 0.00% Class B        $285.11           --                --         --        13.63%
      Highest contract charge 0.90% Class B       $247.46           --                --         --        12.61%
      All contract charges                             --          514          $132,813       1.45%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2016  Lowest contract charge 0.00% Class A    $161.95           --               --          --       12.98%
      Highest contract charge 0.90% Class A   $148.36           --               --          --       11.97%
      All contract charges                         --           31          $ 4,827        1.96%         --
2015  Lowest contract charge 0.00% Class A    $143.34           --               --          --       (1.70)%
      Highest contract charge 0.90% Class A   $132.50           --               --          --       (2.59)%
      All contract charges                         --           33          $ 4,517        1.55%         --
2014  Lowest contract charge 0.00% Class A    $145.82           --               --          --        8.67%
      Highest contract charge 0.90% Class A   $136.02           --               --          --        7.70%
      All contract charges                         --           37          $ 5,222        1.56%         --
2013  Lowest contract charge 0.00% Class A    $134.19           --               --          --       31.75%
      Highest contract charge 0.90% Class A   $126.30           --               --          --       30.56%
      All contract charges                         --           45          $ 5,916        1.94%         --
2012  Lowest contract charge 0.00% Class A    $101.85           --               --          --       17.73%
      Highest contract charge 0.90% Class A   $ 96.74           --               --          --       16.68%
      All contract charges                         --           56          $ 5,501        2.23%         --
EQ/BOSTON ADVISORS EQUITY INCOME
2016  Lowest contract charge 0.00% Class B    $223.16           --               --          --       12.99%
      Highest contract charge 0.60% Class B   $150.98           --               --          --       12.30%
      All contract charges                         --           73          $15,213        1.96%         --
2015  Lowest contract charge 0.00% Class B    $197.51           --               --          --       (1.70)%
      Highest contract charge 0.60% Class B   $134.44           --               --          --       (2.29)%
      All contract charges                         --           79          $14,262        1.55%         --
2014  Lowest contract charge 0.00% Class B    $200.93           --               --          --        8.67%
      Highest contract charge 0.60% Class B   $137.59           --               --          --        8.02%
      All contract charges                         --           82          $15,156        1.56%         --
2013  Lowest contract charge 0.00% Class B    $184.90           --               --          --       31.75%
      Highest contract charge 0.60% Class B   $127.38           --               --          --       30.97%
      All contract charges                         --           82          $13,916        1.94%         --
2012  Lowest contract charge 0.00% Class B    $140.34           --               --          --       17.73%
      Highest contract charge 0.60% Class B   $ 97.26           --               --          --       17.03%
      All contract charges                         --           84          $11,002        2.23%         --
EQ/CAPITAL GUARDIAN RESEARCH
2016  Lowest contract charge 0.00% Class A    $353.49           --               --          --        8.42%
      Highest contract charge 0.60% Class A   $222.92           --               --          --        7.77%
      All contract charges                         --           60          $13,834        0.87%         --
2015  Lowest contract charge 0.00% Class A    $326.03           --               --          --        1.91%
      Highest contract charge 0.60% Class A   $206.84           --               --          --        1.30%
      All contract charges                         --           62          $14,705        0.59%         --
2014  Lowest contract charge 0.00% Class A    $319.92           --               --          --       10.51%
      Highest contract charge 0.60% Class A   $204.19           --               --          --        9.85%
      All contract charges                         --           62          $15,531        0.70%         --
2013  Lowest contract charge 0.00% Class A    $289.49           --               --          --       31.79%
      Highest contract charge 0.60% Class A   $185.88           --               --          --       31.00%
      All contract charges                         --           68          $15,218        1.47%         --
2012  Lowest contract charge 0.00% Class A    $219.66           --               --          --       17.41%
      Highest contract charge 0.60% Class A   $141.89           --               --          --       16.70%
      All contract charges                         --           66          $11,802        0.90%         --
EQ/CAPITAL GUARDIAN RESEARCH
2016  Lowest contract charge 0.00% Class B    $268.51           --               --          --        8.42%
      Highest contract charge 0.90% Class B   $229.56           --               --          --        7.45%
      All contract charges                         --          377          $92,101        0.87%         --
2015  Lowest contract charge 0.00% Class B    $247.65           --               --          --        1.91%
      Highest contract charge 0.90% Class B   $213.65           --               --          --        1.00%
      All contract charges                         --          417          $94,238        0.59%         --
2014  Lowest contract charge 0.00% Class B    $243.01           --               --          --       10.51%
      Highest contract charge 0.90% Class B   $211.54           --               --          --        9.52%
      All contract charges                         --          419          $93,222        0.70%         --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2013  Lowest contract charge 0.00% Class B       $219.89            --                --        --       31.77%
      Highest contract charge 0.90% Class B      $193.16            --                --        --       30.58%
      All contract charges                            --           468        $   94,736      1.47%         --
2012  Lowest contract charge 0.00% Class B       $166.88            --                --        --       17.41%
      Highest contract charge 0.90% Class B      $147.92            --                --        --       16.34%
      All contract charges                            --           496        $   76,677      0.90%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.00% Class A       $597.19            --                --        --       11.69%
      Highest contract charge 0.90% Class A      $613.30            --                --        --       10.69%
      All contract charges                            --         1,384        $1,360,428      1.55%         --
2015  Lowest contract charge 0.00% Class A       $534.69            --                --        --       (0.05)%
      Highest contract charge 0.90% Class A      $554.08            --                --        --       (0.95)%
      All contract charges                            --         1,448        $1,330,558      1.37%         --
2014  Lowest contract charge 0.00% Class A       $534.98            --                --        --       12.05%
      Highest contract charge 0.90% Class A      $559.42            --                --        --       11.05%
      All contract charges                            --         1,467        $1,441,799      1.24%         --
2013  Lowest contract charge 0.00% Class A       $477.43            --                --        --       32.47%
      Highest contract charge 0.90% Class A      $503.77            --                --        --       31.28%
      All contract charges                            --         1,573        $1,403,125      1.29%         --
2012  Lowest contract charge 0.00% Class A       $360.41            --                --        --       15.60%
      Highest contract charge 0.90% Class A      $383.74            --                --        --       14.55%
      All contract charges                            --         1,722        $1,173,665      1.55%         --
EQ/COMMON STOCK INDEX
2016  Lowest contract charge 0.00% Class B       $186.50            --                --        --       11.69%
      Highest contract charge 0.60% Class B      $202.14            --                --        --       11.02%
      All contract charges                            --           981        $  194,128      1.55%         --
2015  Lowest contract charge 0.00% Class B       $166.98            --                --        --       (0.05)%
      Highest contract charge 0.60% Class B      $182.07            --                --        --       (0.65)%
      All contract charges                            --         1,016        $  181,517      1.37%         --
2014  Lowest contract charge 0.00% Class B       $167.07            --                --        --       12.05%
      Highest contract charge 0.60% Class B      $183.27            --                --        --       11.38%
      All contract charges                            --         1,060        $  191,161      1.24%         --
2013  Lowest contract charge 0.00% Class B       $149.10            --                --        --       32.47%
      Highest contract charge 0.60% Class B      $164.54            --                --        --       31.67%
      All contract charges                            --         1,115        $  180,697      1.29%         --
2012  Lowest contract charge 0.00% Class B       $112.55            --                --        --       15.59%
      Highest contract charge 0.60% Class B      $124.96            --                --        --       14.90%
      All contract charges                            --         1,185        $  146,090      1.55%         --
EQ/CONVERTIBLE SECURITIES
2016  Lowest contract charge 0.00% Class B(e)    $ 11.14            --                --        --       10.08%
      Highest contract charge 0.60% Class B(e)   $110.96            --                --        --        9.68%
      All contract charges                            --            --        $        9      9.66%         --
EQ/CORE BOND INDEX
2016  Lowest contract charge 0.00% Class A       $135.35            --                --        --        1.38%
      Highest contract charge 0.90% Class A      $123.45            --                --        --        0.47%
      All contract charges                            --           200        $   28,475      1.50%         --
2015  Lowest contract charge 0.00% Class A       $133.51            --                --        --        0.44%
      Highest contract charge 0.90% Class A      $122.87            --                --        --       (0.47)%
      All contract charges                            --           207        $   29,322      1.49%         --
2014  Lowest contract charge 0.00% Class A       $132.93            --                --        --        2.41%
      Highest contract charge 0.90% Class A      $123.45            --                --        --        1.50%
      All contract charges                            --           219        $   30,635      1.31%         --
2013  Lowest contract charge 0.00% Class A       $129.80            --                --        --       (1.58)%
      Highest contract charge 0.90% Class A      $121.63            --                --        --       (2.48)%
      All contract charges                            --           231        $   31,506      1.17%         --
2012  Lowest contract charge 0.00% Class A       $131.89            --                --        --        3.16%
      Highest contract charge 0.90% Class A      $124.72            --                --        --        2.23%
      All contract charges                            --           250        $   34,953      1.45%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/CORE BOND INDEX
2016  Lowest contract charge 0.00% Class B    $140.63            --               --         --        1.38%
      Highest contract charge 0.60% Class B   $157.54            --               --         --        0.77%
      All contract charges                         --           165         $ 24,392       1.50%         --
2015  Lowest contract charge 0.00% Class B    $138.72            --               --         --        0.44%
      Highest contract charge 0.60% Class B   $156.34            --               --         --       (0.17)%
      All contract charges                         --           157         $ 23,116       1.49%         --
2014  Lowest contract charge 0.00% Class B    $138.11            --               --         --        2.41%
      Highest contract charge 0.60% Class B   $156.60            --               --         --        1.80%
      All contract charges                         --           151         $ 22,367       1.31%         --
2013  Lowest contract charge 0.00% Class B    $134.86            --               --         --       (1.59)%
      Highest contract charge 0.60% Class B   $153.83            --               --         --       (2.18)%
      All contract charges                         --           150         $ 21,831       1.17%         --
2012  Lowest contract charge 0.00% Class B    $137.04            --               --         --        3.16%
      Highest contract charge 0.60% Class B   $157.26            --               --         --        2.54%
      All contract charges                         --           135         $ 20,043       1.45%         --
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.00% Class A    $676.05            --               --         --       11.24%
      Highest contract charge 0.90% Class A   $555.73            --               --         --       10.24%
      All contract charges                         --         1,292         $542,718       1.66%         --
2015  Lowest contract charge 0.00% Class A    $607.76            --               --         --        0.80%
      Highest contract charge 0.90% Class A   $504.12            --               --         --       (0.11)%
      All contract charges                         --         1,399         $519,057       1.61%         --
2014  Lowest contract charge 0.00% Class A    $602.94            --               --         --       12.98%
      Highest contract charge 0.90% Class A   $504.66            --               --         --       11.96%
      All contract charges                         --         1,320         $556,228       1.39%         --
2013  Lowest contract charge 0.00% Class A    $533.69            --               --         --       31.51%
      Highest contract charge 0.90% Class A   $450.76            --               --         --       30.33%
      All contract charges                         --         1,173         $536,839       1.48%         --
2012  Lowest contract charge 0.00% Class A    $405.81            --               --         --       15.23%
      Highest contract charge 0.90% Class A   $345.86            --               --         --       14.19%
      All contract charges                         --         1,232         $439,198       1.70%         --
EQ/EQUITY 500 INDEX
2016  Lowest contract charge 0.00% Class B    $204.61            --               --         --       11.23%
      Highest contract charge 0.60% Class B   $190.15            --               --         --       10.56%
      All contract charges                         --         1,100         $217,785       1.66%         --
2015  Lowest contract charge 0.00% Class B    $183.95            --               --         --        0.79%
      Highest contract charge 0.60% Class B   $171.99            --               --         --        0.19%
      All contract charges                         --         1,073         $191,053       1.61%         --
2014  Lowest contract charge 0.00% Class B    $182.51            --               --         --       12.97%
      Highest contract charge 0.60% Class B   $171.67            --               --         --       12.30%
      All contract charges                         --         1,056         $186,511       1.39%         --
2013  Lowest contract charge 0.00% Class B    $161.55            --               --         --       31.51%
      Highest contract charge 0.60% Class B   $152.87            --               --         --       30.73%
      All contract charges                         --         1,016         $158,969       1.48%         --
2012  Lowest contract charge 0.00% Class B    $122.84            --               --         --       15.23%
      Highest contract charge 0.60% Class B   $116.94            --               --         --       14.53%
      All contract charges                         --           977         $116,149       1.70%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2016  Lowest contract charge 0.00% Class A    $140.45            --               --         --        7.69%
      Highest contract charge 0.00% Class A   $140.45            --               --         --        7.69%
      All contract charges                         --            18         $    746       0.01%         --
2015  Lowest contract charge 0.00% Class A    $130.42            --               --         --        2.63%
      Highest contract charge 0.00% Class A   $130.42            --               --         --        2.63%
      All contract charges                         --            21         $    699       0.00%         --
2014  Lowest contract charge 0.00% Class A    $127.08            --               --         --        1.64%
      Highest contract charge 0.00% Class A   $127.08            --               --         --        1.64%
      All contract charges                         --            17         $    633       0.00%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $125.03           --                --         --       10.98%
      Highest contract charge 0.00% Class A   $125.03           --                --         --       10.98%
      All contract charges                         --           16          $    849       0.42%         --
2012  Lowest contract charge 0.00% Class A    $112.66           --                --         --        5.25%
      Highest contract charge 0.00% Class A   $112.66           --                --         --        5.25%
      All contract charges                         --            9          $    561       0.00%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2016  Lowest contract charge 0.00% Class B    $180.20           --                --         --        7.69%
      Highest contract charge 0.90% Class B   $132.35           --                --         --        6.73%
      All contract charges                         --           92          $ 14,108       0.01%         --
2015  Lowest contract charge 0.00% Class B    $167.33           --                --         --        2.62%
      Highest contract charge 0.90% Class B   $124.01           --                --         --        1.70%
      All contract charges                         --           96          $ 13,717       0.00%         --
2014  Lowest contract charge 0.00% Class B    $163.06           --                --         --        1.64%
      Highest contract charge 0.90% Class B   $121.94           --                --         --        0.73%
      All contract charges                         --           96          $ 13,401       0.00%         --
2013  Lowest contract charge 0.00% Class B    $160.43           --                --         --       10.98%
      Highest contract charge 0.90% Class B   $121.06           --                --         --        9.99%
      All contract charges                         --           86          $ 11,645       0.42%         --
2012  Lowest contract charge 0.00% Class B    $144.55           --                --         --        5.25%
      Highest contract charge 0.90% Class B   $110.07           --                --         --        4.29%
      All contract charges                         --           96          $ 11,453       0.00%         --
EQ/GAMCO SMALL COMPANY VALUE
2016  Lowest contract charge 0.00% Class A    $215.78           --                --         --       23.27%
      Highest contract charge 0.00% Class A   $215.78           --                --         --       23.27%
      All contract charges                         --          177          $  6,106       0.51%         --
2015  Lowest contract charge 0.00% Class A    $175.04           --                --         --       (5.70)%
      Highest contract charge 0.00% Class A   $175.04           --                --         --       (5.70)%
      All contract charges                         --          156          $  4,668       0.53%         --
2014  Lowest contract charge 0.00% Class A    $185.62           --                --         --        3.07%
      Highest contract charge 0.00% Class A   $185.62           --                --         --        3.07%
      All contract charges                         --          105          $  4,528       0.28%         --
2013  Lowest contract charge 0.00% Class A    $180.09           --                --         --       39.12%
      Highest contract charge 0.00% Class A   $180.09           --                --         --       39.12%
      All contract charges                         --           63          $  3,445       0.28%         --
2012  Lowest contract charge 0.00% Class A    $129.45           --                --         --       17.84%
      Highest contract charge 0.00% Class A   $129.45           --                --         --       17.84%
      All contract charges                         --           32          $  1,742       1.26%         --
EQ/GAMCO SMALL COMPANY VALUE
2016  Lowest contract charge 0.00% Class B    $379.49           --                --         --       23.27%
      Highest contract charge 0.90% Class B   $227.07           --                --         --       22.17%
      All contract charges                         --          542          $166,766       0.51%         --
2015  Lowest contract charge 0.00% Class B    $307.85           --                --         --       (5.70)%
      Highest contract charge 0.90% Class B   $185.87           --                --         --       (6.55)%
      All contract charges                         --          566          $139,280       0.53%         --
2014  Lowest contract charge 0.00% Class B    $326.46           --                --         --        3.07%
      Highest contract charge 0.90% Class B   $198.90           --                --         --        2.14%
      All contract charges                         --          591          $151,989       0.28%         --
2013  Lowest contract charge 0.00% Class B    $316.74           --                --         --       39.11%
      Highest contract charge 0.90% Class B   $194.73           --                --         --       37.86%
      All contract charges                         --          613          $150,594       0.28%         --
2012  Lowest contract charge 0.00% Class B    $227.69           --                --         --       17.85%
      Highest contract charge 0.90% Class B   $141.25           --                --         --       16.78%
      All contract charges                         --          586          $103,111       1.26%         --
EQ/GLOBAL BOND PLUS
2016  Lowest contract charge 0.00% Class A    $138.13           --                --         --        0.68%
      Highest contract charge 0.90% Class A   $118.50           --                --         --       (0.23)%
      All contract charges                         --           99          $  8,311       1.92%         --
2015  Lowest contract charge 0.00% Class A    $137.20           --                --         --       (3.80)%
      Highest contract charge 0.90% Class A   $118.77           --                --         --       (4.66)%
      All contract charges                         --           93          $  8,563       0.04%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/GLOBAL BOND PLUS (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $142.62            --               --         --        0.88%
      Highest contract charge 0.90% Class A   $124.58            --               --         --       (0.02)%
      All contract charges                         --           100         $ 11,375       0.67%         --
2013  Lowest contract charge 0.00% Class A    $141.37            --               --         --       (2.56)%
      Highest contract charge 0.90% Class A   $124.61            --               --         --       (3.44)%
      All contract charges                         --           103         $ 12,060       0.01%         --
2012  Lowest contract charge 0.00% Class A    $145.08            --               --         --        3.76%
      Highest contract charge 0.90% Class A   $129.05            --               --         --        2.83%
      All contract charges                         --           114         $ 14,379       1.45%         --
EQ/GLOBAL BOND PLUS
2016  Lowest contract charge 0.00% Class B    $131.64            --               --         --        0.68%
      Highest contract charge 0.60% Class B   $120.59            --               --         --        0.07%
      All contract charges                         --            69         $  8,747       1.92%         --
2015  Lowest contract charge 0.00% Class B    $130.75            --               --         --       (3.80)%
      Highest contract charge 0.60% Class B   $120.50            --               --         --       (4.38)%
      All contract charges                         --            66         $  8,457       0.04%         --
2014  Lowest contract charge 0.00% Class B    $135.92            --               --         --        0.89%
      Highest contract charge 0.60% Class B   $126.02            --               --         --        0.29%
      All contract charges                         --            67         $  8,941       0.67%         --
2013  Lowest contract charge 0.00% Class B    $134.72            --               --         --       (2.51)%
      Highest contract charge 0.60% Class B   $125.66            --               --         --       (3.10)%
      All contract charges                         --            68         $  8,897       0.01%         --
2012  Lowest contract charge 0.00% Class B    $138.19            --               --         --        3.72%
      Highest contract charge 0.60% Class B   $129.68            --               --         --        3.10%
      All contract charges                         --            65         $  8,798       1.45%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.00% Class A    $234.93            --               --         --        0.45%
      Highest contract charge 0.90% Class A   $201.07            --               --         --       (0.45)%
      All contract charges                         --           354         $ 70,206       0.70%         --
2015  Lowest contract charge 0.00% Class A    $233.88            --               --         --        0.43%
      Highest contract charge 0.90% Class A   $201.98            --               --         --       (0.47)%
      All contract charges                         --           323         $ 65,486       0.60%         --
2014  Lowest contract charge 0.00% Class A    $232.88            --               --         --        1.53%
      Highest contract charge 0.90% Class A   $202.94            --               --         --        0.62%
      All contract charges                         --           318         $ 65,987       0.40%         --
2013  Lowest contract charge 0.00% Class A    $229.37            --               --         --       (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --               --         --       (2.53)%
      All contract charges                         --           320         $ 68,033       0.21%         --
2012  Lowest contract charge 0.00% Class A    $233.19            --               --         --        0.97%
      Highest contract charge 0.90% Class A   $206.92            --               --         --        0.06%
      All contract charges                         --           338         $ 72,995       0.24%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2016  Lowest contract charge 0.00% Class B    $168.70            --               --         --        0.45%
      Highest contract charge 0.60% Class B   $151.68            --               --         --       (0.15)%
      All contract charges                         --           135         $ 20,929       0.70%         --
2015  Lowest contract charge 0.00% Class B    $167.94            --               --         --        0.42%
      Highest contract charge 0.60% Class B   $151.91            --               --         --       (0.18)%
      All contract charges                         --           120         $ 18,638       0.60%         --
2014  Lowest contract charge 0.00% Class B    $167.23            --               --         --        1.54%
      Highest contract charge 0.60% Class B   $152.18            --               --         --        0.93%
      All contract charges                         --           125         $ 19,156       0.40%         --
2013  Lowest contract charge 0.00% Class B    $164.70            --               --         --       (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --               --         --       (2.24)%
      All contract charges                         --           136         $ 20,907       0.21%         --
2012  Lowest contract charge 0.00% Class B    $167.45            --               --         --        0.98%
      Highest contract charge 0.60% Class B   $154.23            --               --         --        0.37%
      All contract charges                         --           141         $ 21,902       0.24%         --
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.00% Class A    $190.81            --               --         --        2.20%
      Highest contract charge 0.90% Class A   $156.75            --               --         --        1.28%
      All contract charges                         --         1,486         $220,734       2.72%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2015  Lowest contract charge 0.00% Class A    $186.71            --               --         --       (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --               --         --       (3.02)%
      All contract charges                         --         1,506         $232,186       2.32%         --
2014  Lowest contract charge 0.00% Class A    $190.79            --               --         --       (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --               --         --       (7.74)%
      All contract charges                         --         1,507         $254,494       2.97%         --
2013  Lowest contract charge 0.00% Class A    $204.93            --               --         --       21.47%
      Highest contract charge 0.90% Class A   $172.97            --               --         --       20.38%
      All contract charges                         --         1,613         $295,783       2.22%         --
2012  Lowest contract charge 0.00% Class A    $168.71            --               --         --       16.27%
      Highest contract charge 0.90% Class A   $143.69            --               --         --       15.22%
      All contract charges                         --         1,765         $269,148       2.95%         --
EQ/INTERNATIONAL EQUITY INDEX
2016  Lowest contract charge 0.00% Class B    $130.27            --               --         --        2.20%
      Highest contract charge 0.90% Class B   $115.40            --               --         --        1.28%
      All contract charges                         --           407         $ 51,586       2.72%         --
2015  Lowest contract charge 0.00% Class B    $127.47            --               --         --       (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --               --         --       (3.02)%
      All contract charges                         --           424         $ 52,585       2.32%         --
2014  Lowest contract charge 0.00% Class B    $130.25            --               --         --       (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --               --         --       (7.74)%
      All contract charges                         --           414         $ 52,708       2.97%         --
2013  Lowest contract charge 0.00% Class B    $139.91            --               --         --       21.47%
      Highest contract charge 0.90% Class B   $127.34            --               --         --       20.38%
      All contract charges                         --           414         $ 56,742       2.22%         --
2012  Lowest contract charge 0.00% Class B    $115.18            --               --         --       16.27%
      Highest contract charge 0.90% Class B   $105.78            --               --         --       15.22%
      All contract charges                         --           424         $ 47,958       2.95%         --
EQ/INVESCO COMSTOCK
2016  Lowest contract charge 0.00% Class A    $163.79            --               --         --       17.38%
      Highest contract charge 0.90% Class A   $150.04            --               --         --       16.32%
      All contract charges                         --            80         $ 10,866       2.44%         --
2015  Lowest contract charge 0.00% Class A    $139.54            --               --         --       (6.19)%
      Highest contract charge 0.90% Class A   $128.99            --               --         --       (7.03)%
      All contract charges                         --           100         $ 12,263       2.18%         --
2014  Lowest contract charge 0.00% Class A    $148.75            --               --         --        8.92%
      Highest contract charge 0.90% Class A   $138.74            --               --         --        7.94%
      All contract charges                         --           101         $ 13,086       1.88%         --
2013  Lowest contract charge 0.00% Class A    $136.57            --               --         --       35.08%
      Highest contract charge 0.90% Class A   $128.54            --               --         --       33.87%
      All contract charges                         --            37         $  4,854       4.83%         --
2012  Lowest contract charge 0.00% Class A    $101.10            --               --         --       18.43%
      Highest contract charge 0.90% Class A   $ 96.02            --               --         --       17.36%
      All contract charges                         --            28         $  2,765       1.26%         --
EQ/INVESCO COMSTOCK
2016  Lowest contract charge 0.00% Class B    $208.50            --               --         --       17.37%
      Highest contract charge 0.60% Class B   $152.62            --               --         --       16.67%
      All contract charges                         --            65         $ 12,804       2.44%         --
2015  Lowest contract charge 0.00% Class B    $177.64            --               --         --       (6.19)%
      Highest contract charge 0.60% Class B   $130.81            --               --         --       (6.75)%
      All contract charges                         --            71         $ 11,678       2.18%         --
2014  Lowest contract charge 0.00% Class B    $189.36            --               --         --        8.92%
      Highest contract charge 0.60% Class B   $140.28            --               --         --        8.26%
      All contract charges                         --            69         $ 12,100       1.88%         --
2013  Lowest contract charge 0.00% Class B    $173.86            --               --         --       35.04%
      Highest contract charge 0.60% Class B   $129.58            --               --         --       34.22%
      All contract charges                         --            34         $  5,480       4.83%         --
2012  Lowest contract charge 0.00% Class B    $128.75            --               --         --       18.42%
      Highest contract charge 0.60% Class B   $ 96.54            --               --         --       17.72%
      All contract charges                         --            26         $  3,084       1.26%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES
2016  Lowest contract charge 0.00% Class A    $351.95           --                --         --       21.53%
      Highest contract charge 0.00% Class A   $351.95           --                --         --       21.53%
      All contract charges                         --           32          $  3,509       1.05%         --
2015  Lowest contract charge 0.00% Class A    $289.59           --                --         --       (2.25)%
      Highest contract charge 0.00% Class A   $289.59           --                --         --       (2.25)%
      All contract charges                         --           30          $  2,225       0.70%         --
2014  Lowest contract charge 0.00% Class A    $296.27           --                --         --       14.37%
      Highest contract charge 0.00% Class A   $296.27           --                --         --       14.37%
      All contract charges                         --           21          $  1,687       1.08%         --
2013  Lowest contract charge 0.00% Class A    $259.04           --                --         --       35.80%
      Highest contract charge 0.00% Class A   $259.04           --                --         --       35.80%
      All contract charges                         --           14          $  1,248       2.02%         --
2012  Lowest contract charge 0.00% Class A    $190.75           --                --         --       16.06%
      Highest contract charge 0.00% Class A   $190.75           --                --         --       16.06%
      All contract charges                         --           11          $  1,238       0.94%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2016  Lowest contract charge 0.00% Class B    $328.64           --                --         --       21.53%
      Highest contract charge 0.90% Class B   $275.11           --                --         --       20.44%
      All contract charges                         --          115          $ 34,289       1.05%         --
2015  Lowest contract charge 0.00% Class B    $270.42           --                --         --       (2.28)%
      Highest contract charge 0.90% Class B   $228.43           --                --         --       (3.16)%
      All contract charges                         --          121          $ 29,513       0.70%         --
2014  Lowest contract charge 0.00% Class B    $276.74           --                --         --       14.38%
      Highest contract charge 0.90% Class B   $235.89           --                --         --       13.35%
      All contract charges                         --          124          $ 30,663       1.08%         --
2013  Lowest contract charge 0.00% Class B    $241.95           --                --         --       35.78%
      Highest contract charge 0.90% Class B   $208.11           --                --         --       34.57%
      All contract charges                         --          127          $ 27,606       2.02%         --
2012  Lowest contract charge 0.00% Class B    $178.19           --                --         --       16.05%
      Highest contract charge 0.90% Class B   $154.65           --                --         --       15.00%
      All contract charges                         --          131          $ 21,061       0.94%         --
EQ/LARGE CAP GROWTH INDEX
2016  Lowest contract charge 0.00% Class A    $349.98           --                --         --        6.34%
      Highest contract charge 0.60% Class A   $233.05           --                --         --        5.71%
      All contract charges                         --           82          $ 16,601       1.01%         --
2015  Lowest contract charge 0.00% Class A    $329.10           --                --         --        4.86%
      Highest contract charge 0.60% Class A   $220.46           --                --         --        4.23%
      All contract charges                         --           77          $ 16,461       0.87%         --
2014  Lowest contract charge 0.00% Class A    $313.85           --                --         --       12.24%
      Highest contract charge 0.60% Class A   $211.51           --                --         --       11.57%
      All contract charges                         --           67          $ 15,886       0.91%         --
2013  Lowest contract charge 0.00% Class A    $279.62           --                --         --       32.50%
      Highest contract charge 0.60% Class A   $189.58           --                --         --       31.70%
      All contract charges                         --           66          $ 14,826       0.96%         --
2012  Lowest contract charge 0.00% Class A    $211.04           --                --         --       14.73%
      Highest contract charge 0.60% Class A   $143.95           --                --         --       14.04%
      All contract charges                         --           65          $ 11,617       1.19%         --
EQ/LARGE CAP GROWTH INDEX
2016  Lowest contract charge 0.00% Class B    $174.16           --                --         --        6.34%
      Highest contract charge 0.90% Class B   $148.57           --                --         --        5.39%
      All contract charges                         --          713          $113,687       1.01%         --
2015  Lowest contract charge 0.00% Class B    $163.77           --                --         --        4.87%
      Highest contract charge 0.90% Class B   $140.97           --                --         --        3.92%
      All contract charges                         --          764          $114,945       0.87%         --
2014  Lowest contract charge 0.00% Class B    $156.17           --                --         --       12.24%
      Highest contract charge 0.90% Class B   $135.65           --                --         --       11.22%
      All contract charges                         --          805          $115,779       0.91%         --
2013  Lowest contract charge 0.00% Class B    $139.14           --                --         --       32.49%
      Highest contract charge 0.90% Class B   $121.96           --                --         --       31.30%
      All contract charges                         --          883          $113,856       0.96%         --
2012  Lowest contract charge 0.00% Class B    $105.02           --                --         --       14.73%
      Highest contract charge 0.90% Class B   $ 92.89           --                --         --       13.70%
      All contract charges                         --          967          $ 94,644       1.19%         --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP VALUE INDEX
2016  Lowest contract charge 0.00% Class A    $105.57           --               --          --       16.47%
      Highest contract charge 0.90% Class A   $ 96.71           --               --          --       15.43%
      All contract charges                         --          125          $12,655        2.17%         --
2015  Lowest contract charge 0.00% Class A    $ 90.64           --               --          --       (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78           --               --          --       (5.29)%
      All contract charges                         --          114          $10,014        1.96%         --
2014  Lowest contract charge 0.00% Class A    $ 94.84           --               --          --       12.62%
      Highest contract charge 0.90% Class A   $ 88.46           --               --          --       11.61%
      All contract charges                         --          112          $10,362        1.62%         --
2013  Lowest contract charge 0.00% Class A    $ 84.21           --               --          --       31.60%
      Highest contract charge 0.90% Class A   $ 79.26           --               --          --       30.40%
      All contract charges                         --          101          $ 8,239        1.56%         --
2012  Lowest contract charge 0.00% Class A    $ 63.99           --               --          --       16.60%
      Highest contract charge 0.90% Class A   $ 60.78           --               --          --       15.55%
      All contract charges                         --          104          $ 6,437        1.95%         --
EQ/LARGE CAP VALUE INDEX
2016  Lowest contract charge 0.00% Class B    $121.61           --               --          --       16.47%
      Highest contract charge 0.60% Class B   $ 98.43           --               --          --       15.77%
      All contract charges                         --          105          $12,174        2.17%         --
2015  Lowest contract charge 0.00% Class B    $104.41           --               --          --       (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --               --          --       (5.01)%
      All contract charges                         --           97          $ 9,549        1.96%         --
2014  Lowest contract charge 0.00% Class B    $109.25           --               --          --       12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --               --          --       11.96%
      All contract charges                         --           84          $ 8,774        1.62%         --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --               --          --       31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --               --          --       30.79%
      All contract charges                         --           76          $ 6,961        1.56%         --
2012  Lowest contract charge 0.00% Class B    $ 73.72           --               --          --       16.59%
      Highest contract charge 0.60% Class B   $ 61.12           --               --          --       15.89%
      All contract charges                         --           67          $ 4,746        1.95%         --
EQ/MFS INTERNATIONAL GROWTH
2016  Lowest contract charge 0.00% Class B    $188.15           --               --          --        1.98%
      Highest contract charge 0.90% Class B   $108.00           --               --          --        1.06%
      All contract charges                         --          283          $38,646        1.00%         --
2015  Lowest contract charge 0.00% Class B    $184.50           --               --          --        0.20%
      Highest contract charge 0.90% Class B   $106.87           --               --          --       (0.71)%
      All contract charges                         --          285          $37,624        0.60%         --
2014  Lowest contract charge 0.00% Class B    $184.13           --               --          --       (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --               --          --       (5.86)%
      All contract charges                         --          287          $37,394        0.94%         --
2013  Lowest contract charge 0.00% Class B    $193.84           --               --          --       13.65%
      Highest contract charge 0.90% Class B   $114.33           --               --          --       12.63%
      All contract charges                         --          291          $39,189        0.94%         --
2012  Lowest contract charge 0.00% Class B    $170.56           --               --          --       19.70%
      Highest contract charge 0.90% Class B   $101.51           --               --          --       18.61%
      All contract charges                         --          285          $33,109        1.00%         --
EQ/MID CAP INDEX
2016  Lowest contract charge 0.00% Class A    $396.14           --               --          --       19.91%
      Highest contract charge 0.60% Class A   $271.64           --               --          --       19.19%
      All contract charges                         --          149          $32,505        1.09%         --
2015  Lowest contract charge 0.00% Class A    $330.36           --               --          --       (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --               --          --       (3.44)%
      All contract charges                         --          141          $28,395        0.86%         --
2014  Lowest contract charge 0.00% Class A    $340.09           --               --          --        8.99%
      Highest contract charge 0.60% Class A   $236.02           --               --          --        8.34%
      All contract charges                         --          129          $29,901        0.80%         --
2013  Lowest contract charge 0.00% Class A    $312.03           --               --          --       32.58%
      Highest contract charge 0.60% Class A   $217.86           --               --          --       31.79%
      All contract charges                         --          119          $28,884        0.77%         --
2012  Lowest contract charge 0.00% Class A    $235.35           --               --          --       17.08%
      Highest contract charge 0.60% Class A   $165.31           --               --          --       16.37%
      All contract charges                         --          115          $23,264        0.95%         --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX
2016  Lowest contract charge 0.00% Class B    $253.03            --               --         --       19.91%
      Highest contract charge 0.90% Class B   $218.30            --               --         --       18.84%
      All contract charges                         --           400         $ 94,440       1.09%         --
2015  Lowest contract charge 0.00% Class B    $211.01            --               --         --       (2.86)%
      Highest contract charge 0.90% Class B   $183.70            --               --         --       (3.73)%
      All contract charges                         --           419         $ 82,531       0.86%         --
2014  Lowest contract charge 0.00% Class B    $217.22            --               --         --        8.99%
      Highest contract charge 0.90% Class B   $190.82            --               --         --        8.01%
      All contract charges                         --           427         $ 86,668       0.80%         --
2013  Lowest contract charge 0.00% Class B    $199.30            --               --         --       32.58%
      Highest contract charge 0.90% Class B   $176.67            --               --         --       31.38%
      All contract charges                         --           449         $ 83,977       0.77%         --
2012  Lowest contract charge 0.00% Class B    $150.33            --               --         --       17.08%
      Highest contract charge 0.90% Class B   $134.47            --               --         --       16.02%
      All contract charges                         --           453         $ 63,939       0.95%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class A    $172.07            --               --         --        0.00%
      Highest contract charge 0.90% Class A   $149.57            --               --         --       (0.89)%
      All contract charges                         --         1,609         $112,607       0.00%         --
2015  Lowest contract charge 0.00% Class A    $172.07            --               --         --        0.00%
      Highest contract charge 0.90% Class A   $150.92            --               --         --       (0.90)%
      All contract charges                         --         1,459         $116,349       0.00%         --
2014  Lowest contract charge 0.00% Class A    $172.07            --               --         --        0.00%
      Highest contract charge 0.90% Class A   $152.29            --               --         --       (0.90)%
      All contract charges                         --         1,156         $125,159       0.00%         --
2013  Lowest contract charge 0.00% Class A    $172.07            --               --         --        0.00%
      Highest contract charge 0.90% Class A   $153.67            --               --         --       (0.90)%
      All contract charges                         --         1,206         $130,681       0.00%         --
2012  Lowest contract charge 0.00% Class A    $172.07            --               --         --        0.00%
      Highest contract charge 0.90% Class A   $155.07            --               --         --       (0.90)%
      All contract charges                         --           951         $146,065       0.00%         --
EQ/MONEY MARKET
2016  Lowest contract charge 0.00% Class B    $131.49            --               --         --        0.00%
      Highest contract charge 0.60% Class B   $123.68            --               --         --       (0.59)%
      All contract charges                         --           360         $ 45,810       0.00%         --
2015  Lowest contract charge 0.00% Class B    $131.49            --               --         --       (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --               --         --       (0.60)%
      All contract charges                         --           343         $ 43,876       0.00%         --
2014  Lowest contract charge 0.00% Class B    $131.50            --               --         --        0.01%
      Highest contract charge 0.60% Class B   $125.17            --               --         --       (0.60)%
      All contract charges                         --           330         $ 42,162       0.00%         --
2013  Lowest contract charge 0.00% Class B    $131.49            --               --         --        0.00%
      Highest contract charge 0.60% Class B   $125.93            --               --         --       (0.60)%
      All contract charges                         --           407         $ 52,804       0.00%         --
2012  Lowest contract charge 0.00% Class B    $131.49            --               --         --        0.00%
      Highest contract charge 0.60% Class B   $126.69            --               --         --       (0.60)%
      All contract charges                         --           525         $ 67,686       0.00%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 0.00% Class A    $117.86            --               --         --        1.99%
      Highest contract charge 0.90% Class A   $107.97            --               --         --        1.08%
      All contract charges                         --           125         $ 14,261       1.00%         --
2015  Lowest contract charge 0.00% Class A    $115.56            --               --         --       (0.28)%
      Highest contract charge 0.90% Class A   $106.82            --               --         --       (1.17)%
      All contract charges                         --           145         $ 16,282       0.47%         --
2014  Lowest contract charge 0.00% Class A    $115.88            --               --         --       (0.09)%
      Highest contract charge 0.90% Class A   $108.09            --               --         --       (0.99)%
      All contract charges                         --           156         $ 17,494       0.38%         --
2013  Lowest contract charge 0.00% Class A    $115.98            --               --         --        0.03%
      Highest contract charge 0.90% Class A   $109.17            --               --         --       (0.87)%
      All contract charges                         --           183         $ 20,583       0.72%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2012  Lowest contract charge 0.00% Class A    $115.95           --               --          --        1.50%
      Highest contract charge 0.90% Class A   $110.13           --               --          --        0.58%
      All contract charges                         --          219          $24,634        0.59%         --
EQ/PIMCO ULTRA SHORT BOND
2016  Lowest contract charge 0.00% Class B    $120.78           --               --          --        1.98%
      Highest contract charge 0.60% Class B   $110.58           --               --          --        1.38%
      All contract charges                         --          142          $16,743        1.00%         --
2015  Lowest contract charge 0.00% Class B    $118.43           --               --          --       (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --               --          --       (0.87)%
      All contract charges                         --          153          $17,504        0.47%         --
2014  Lowest contract charge 0.00% Class B    $118.75           --               --          --       (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --               --          --       (0.69)%
      All contract charges                         --          165          $19,037        0.38%         --
2013  Lowest contract charge 0.00% Class B    $118.86           --               --          --        0.08%
      Highest contract charge 0.60% Class B   $110.80           --               --          --       (0.52)%
      All contract charges                         --          158          $18,293        0.72%         --
2012  Lowest contract charge 0.00% Class B    $118.76           --               --          --        1.50%
      Highest contract charge 0.60% Class B   $111.38           --               --          --        0.89%
      All contract charges                         --          162          $18,696        0.59%         --
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.00% Class A    $253.48           --               --          --        1.18%
      Highest contract charge 0.90% Class A   $193.79           --               --          --        0.27%
      All contract charges                         --          203          $36,245        1.15%         --
2015  Lowest contract charge 0.00% Class A    $250.53           --               --          --        0.22%
      Highest contract charge 0.90% Class A   $193.27           --               --          --       (0.68)%
      All contract charges                         --          208          $38,216        1.06%         --
2014  Lowest contract charge 0.00% Class A    $249.97           --               --          --        2.90%
      Highest contract charge 0.90% Class A   $194.59           --               --          --        1.98%
      All contract charges                         --          222          $41,887        0.99%         --
2013  Lowest contract charge 0.00% Class A    $242.92           --               --          --       (2.28)%
      Highest contract charge 0.90% Class A   $190.82           --               --          --       (3.16)%
      All contract charges                         --          241          $44,253        0.35%         --
2012  Lowest contract charge 0.00% Class A    $248.58           --               --          --        2.66%
      Highest contract charge 0.90% Class A   $197.04           --               --          --        1.73%
      All contract charges                         --          259          $50,564        0.61%         --
EQ/QUALITY BOND PLUS
2016  Lowest contract charge 0.00% Class B    $171.04           --               --          --        1.18%
      Highest contract charge 0.60% Class B   $153.54           --               --          --        0.57%
      All contract charges                         --          129          $20,541        1.15%         --
2015  Lowest contract charge 0.00% Class B    $169.05           --               --          --        0.23%
      Highest contract charge 0.60% Class B   $152.67           --               --          --       (0.38)%
      All contract charges                         --          132          $20,722        1.06%         --
2014  Lowest contract charge 0.00% Class B    $168.67           --               --          --        2.90%
      Highest contract charge 0.60% Class B   $153.25           --               --          --        2.29%
      All contract charges                         --          137          $21,519        0.99%         --
2013  Lowest contract charge 0.00% Class B    $163.91           --               --          --       (2.28)%
      Highest contract charge 0.60% Class B   $149.82           --               --          --       (2.87)%
      All contract charges                         --          146          $22,325        0.35%         --
2012  Lowest contract charge 0.00% Class B    $167.74           --               --          --        2.66%
      Highest contract charge 0.60% Class B   $154.25           --               --          --        2.04%
      All contract charges                         --          156          $24,295        0.61%         --
EQ/SMALL COMPANY INDEX
2016  Lowest contract charge 0.00% Class A    $452.86           --               --          --       20.53%
      Highest contract charge 0.90% Class A   $351.94           --               --          --       19.45%
      All contract charges                         --          182          $49,667        1.17%         --
2015  Lowest contract charge 0.00% Class A    $375.73           --               --          --       (4.57)%
      Highest contract charge 0.90% Class A   $294.64           --               --          --       (5.43)%
      All contract charges                         --          175          $43,006        0.92%         --
2014  Lowest contract charge 0.00% Class A    $393.71           --               --          --        4.85%
      Highest contract charge 0.90% Class A   $311.55           --               --          --        3.91%
      All contract charges                         --          163          $45,618        0.80%         --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/SMALL COMPANY INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $375.50           --               --          --       37.45%
      Highest contract charge 0.90% Class A   $299.84           --               --          --       36.21%
      All contract charges                         --          170          $46,278        0.98%         --
2012  Lowest contract charge 0.00% Class A    $273.20           --               --          --       15.54%
      Highest contract charge 0.90% Class A   $220.13           --               --          --       14.50%
      All contract charges                         --          177          $37,153        1.50%         --
EQ/SMALL COMPANY INDEX
2016  Lowest contract charge 0.00% Class B    $328.79           --               --          --       20.53%
      Highest contract charge 0.90% Class B   $307.60           --               --          --       19.45%
      All contract charges                         --          111          $36,249        1.17%         --
2015  Lowest contract charge 0.00% Class B    $272.79           --               --          --       (4.57)%
      Highest contract charge 0.90% Class B   $257.52           --               --          --       (5.43)%
      All contract charges                         --          104          $28,328        0.92%         --
2014  Lowest contract charge 0.00% Class B    $285.84           --               --          --        4.85%
      Highest contract charge 0.90% Class B   $272.30           --               --          --        3.90%
      All contract charges                         --           99          $28,159        0.80%         --
2013  Lowest contract charge 0.00% Class B    $272.63           --               --          --       37.46%
      Highest contract charge 0.90% Class B   $262.07           --               --          --       36.22%
      All contract charges                         --           93          $25,369        0.98%         --
2012  Lowest contract charge 0.00% Class B    $198.34           --               --          --       15.54%
      Highest contract charge 0.90% Class B   $192.39           --               --          --       14.50%
      All contract charges                         --           84          $16,707        1.50%         --
EQ/T. ROWE PRICE GROWTH STOCK
2016  Lowest contract charge 0.00% Class A    $190.90           --               --          --        1.34%
      Highest contract charge 0.60% Class A   $179.91           --               --          --        0.74%
      All contract charges                         --          164          $ 5,664        0.00%         --
2015  Lowest contract charge 0.00% Class A    $188.38           --               --          --       10.23%
      Highest contract charge 0.60% Class A   $178.59           --               --          --        9.56%
      All contract charges                         --          125          $ 4,398        0.00%         --
2014  Lowest contract charge 0.00% Class A    $170.90           --               --          --        8.64%
      Highest contract charge 0.60% Class A   $163.01           --               --          --        7.99%
      All contract charges                         --           55          $ 2,411        0.00%         --
2013  Lowest contract charge 0.00% Class A    $157.31           --               --          --       37.93%
      Highest contract charge 0.60% Class A   $150.95           --               --          --       37.12%
      All contract charges                         --           31          $ 1,490        0.00%         --
2012  Lowest contract charge 0.00% Class A    $114.05           --               --          --       18.95%
      Highest contract charge 0.60% Class A   $110.09           --               --          --       18.22%
      All contract charges                         --           17          $   904        0.00%         --
EQ/T. ROWE PRICE GROWTH STOCK
2016  Lowest contract charge 0.00% Class B    $223.60           --               --          --        1.34%
      Highest contract charge 0.90% Class B   $172.61           --               --          --        0.43%
      All contract charges                         --          375          $72,640        0.00%         --
2015  Lowest contract charge 0.00% Class B    $220.65           --               --          --       10.23%
      Highest contract charge 0.90% Class B   $171.87           --               --          --        9.23%
      All contract charges                         --          416          $79,230        0.00%         --
2014  Lowest contract charge 0.00% Class B    $200.18           --               --          --        8.64%
      Highest contract charge 0.90% Class B   $157.34           --               --          --        7.66%
      All contract charges                         --          360          $62,179        0.00%         --
2013  Lowest contract charge 0.00% Class B    $184.26           --               --          --       37.92%
      Highest contract charge 0.90% Class B   $146.15           --               --          --       36.69%
      All contract charges                         --          345          $54,397        0.00%         --
2012  Lowest contract charge 0.00% Class B    $133.60           --               --          --       18.94%
      Highest contract charge 0.90% Class B   $106.92           --               --          --       17.86%
      All contract charges                         --          371          $42,246        0.00%         --
EQ/UBS GROWTH & INCOME
2016  Lowest contract charge 0.00% Class B    $228.79           --               --          --       10.14%
      Highest contract charge 0.90% Class B   $145.80           --               --          --        9.16%
      All contract charges                         --           63          $11,384        0.78%         --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/UBS GROWTH & INCOME (CONTINUED)
2015  Lowest contract charge 0.00% Class B            $207.72           --               --          --       (1.42)%
      Highest contract charge 0.90% Class B           $133.57           --               --          --       (2.31)%
      All contract charges                                 --           75          $12,167        0.58%         --
2014  Lowest contract charge 0.00% Class B            $210.72           --               --          --       14.44%
      Highest contract charge 0.90% Class B           $136.73           --               --          --       13.41%
      All contract charges                                 --           67          $11,001        0.65%         --
2013  Lowest contract charge 0.00% Class B            $184.13           --               --          --       35.54%
      Highest contract charge 0.90% Class B           $120.56           --               --          --       34.31%
      All contract charges                                 --           63          $ 8,990        1.10%         --
2012  Lowest contract charge 0.00% Class B            $135.85           --               --          --       12.87%
      Highest contract charge 0.90% Class B           $ 89.76           --               --          --       11.85%
      All contract charges                                 --           53          $ 5,682        0.87%         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $229.35           --               --          --        2.18%
      Highest contract charge 0.00% Service Class 2   $229.35           --               --          --        2.18%
      All contract charges                                 --           14          $ 1,383        1.33%         --
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --               --          --       (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --               --          --       (0.19)%
      All contract charges                                 --           15          $ 1,264        0.98%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --               --          --        5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --               --          --        5.55%
      All contract charges                                 --           17          $ 1,482        0.81%         --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --               --          --       22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --               --          --       22.09%
      All contract charges                                 --           13          $ 1,320        0.68%         --
2012  Lowest contract charge 0.00% Service Class 2    $174.50           --               --          --       15.11%
      Highest contract charge 0.00% Service Class 2   $174.50           --               --          --       15.11%
      All contract charges                                 --           14          $ 1,460        1.10%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $361.61           --               --          --        7.73%
      Highest contract charge 0.90% Service Class 2   $179.47           --               --          --        6.76%
      All contract charges                                 --          538          $85,572        0.61%         --
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --               --          --        0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --               --          --       (0.49)%
      All contract charges                                 --          570          $86,521        0.81%         --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --               --          --       11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --               --          --       10.65%
      All contract charges                                 --          569          $87,938        0.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --               --          --       30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --               --          --       29.78%
      All contract charges                                 --          497          $70,922        1.23%         --
2012  Lowest contract charge 0.00% Service Class 2    $228.62           --               --          --       16.14%
      Highest contract charge 0.90% Service Class 2   $117.64           --               --          --       15.09%
      All contract charges                                 --          303          $35,455        1.15%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $291.49           --               --          --       17.71%
      Highest contract charge 0.00% Service Class 2   $291.49           --               --          --       17.71%
      All contract charges                                 --           42          $ 1,580        2.59%         --
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --               --          --       (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --               --          --       (4.24)%
      All contract charges                                 --           30          $ 1,051        3.14%         --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --               --          --        8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --               --          --        8.48%
      All contract charges                                 --           25          $ 1,007        2.47%         --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --               --          --       27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --               --          --       27.82%
      All contract charges                                 --           28          $ 1,373        2.28%         --
2012  Lowest contract charge 0.00% Service Class 2    $186.49           --               --          --       17.05%
      Highest contract charge 0.00% Service Class 2   $186.49           --               --          --       17.05%
      All contract charges                                 --           23          $   981        2.73%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $100.31           --               --          --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.31           --               --          --        0.01%
      All contract charges                                 --           73          $ 1,332        0.02%         --
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --               --          --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --               --          --        0.01%
      All contract charges                                 --           67          $   997        0.01%         --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --               --          --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --               --          --        0.01%
      All contract charges                                 --           73          $   999        0.01%         --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --               --          --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --               --          --        0.01%
      All contract charges                                 --           69          $ 1,329        0.01%         --
2012  Lowest contract charge 0.00% Service Class 2    $100.27           --               --          --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.27           --               --          --        0.01%
      All contract charges                                 --          110          $ 1,969        0.01%         --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $282.36           --               --          --       15.81%
      Highest contract charge 0.90% Service Class 2   $195.65           --               --          --       14.77%
      All contract charges                                 --           78          $ 8,609        1.67%         --
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --               --          --       (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --               --          --       (3.42)%
      All contract charges                                 --           75          $ 7,288        1.89%         --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --               --          --       10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --               --          --        9.23%
      All contract charges                                 --           68          $ 7,537        1.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --               --          --       33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --               --          --       32.05%
      All contract charges                                 --           53          $ 5,885        1.91%         --
2012  Lowest contract charge 0.00% Service Class 2    $170.33           --               --          --       18.25%
      Highest contract charge 0.90% Service Class 2   $122.36           --               --          --       17.18%
      All contract charges                                 --           34          $ 3,223        2.46%         --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $246.01           --               --          --       14.17%
      Highest contract charge 0.00% Service Class 2   $246.01           --               --          --       14.17%
      All contract charges                                 --           72          $ 3,626        5.77%         --
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --               --          --       (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --               --          --       (3.86)%
      All contract charges                                 --           70          $ 3,378        5.88%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --               --          --        0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --               --          --        0.90%
      All contract charges                                 --           72          $ 5,043        5.13%         --
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --               --          --        5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --               --          --        5.70%
      All contract charges                                 --           81          $10,831        5.40%         --
2012  Lowest contract charge 0.00% Service Class 2    $210.16           --               --          --       13.97%
      Highest contract charge 0.00% Service Class 2   $210.16           --               --          --       13.97%
      All contract charges                                 --           90          $13,379        6.82%         --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $171.13           --               --          --        4.47%
      Highest contract charge 0.00% Service Class 2   $171.13           --               --          --        4.47%
      All contract charges                                 --          449          $ 9,201        2.76%         --
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --               --          --       (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --               --          --       (0.85)%
      All contract charges                                 --          385          $ 7,133        2.64%         --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --               --          --        5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --               --          --        5.62%
      All contract charges                                 --          262          $ 8,319        2.10%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --               --          --       (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --               --          --       (2.07)%
      All contract charges                                 --          222          $14,747        1.88%         --
2012  Lowest contract charge 0.00% Service Class 2    $159.72           --               --          --        5.61%
      Highest contract charge 0.00% Service Class 2   $159.72           --               --          --        5.61%
      All contract charges                                 --          251          $22,605        3.47%         --
FIDELITY(R) VIP MID CAP PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $482.67           --               --          --       11.92%
      Highest contract charge 0.90% Service Class 2   $172.83           --               --          --       10.92%
      All contract charges                                 --          197          $24,006        0.34%         --
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --               --          --       (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --               --          --       (2.52)%
      All contract charges                                 --          171          $20,947        0.18%         --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --               --          --        6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --               --          --        5.08%
      All contract charges                                 --          160          $32,742        0.02%         --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --               --          --       35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --               --          --       34.65%
      All contract charges                                 --          152          $30,675        0.30%         --
2012  Lowest contract charge 0.00% Service Class 2    $304.30           --               --          --       14.56%
      Highest contract charge 0.90% Service Class 2   $112.97           --               --          --       13.53%
      All contract charges                                 --          132          $22,666        0.42%         --
FIDELITY(R) VIP VALUE PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $297.43           --               --          --       11.71%
      Highest contract charge 0.00% Service Class 2   $297.43           --               --          --       11.71%
      All contract charges                                 --           12          $   732        1.07%         --
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --               --          --       (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --               --          --       (0.97)%
      All contract charges                                 --           12          $ 1,247        1.12%         --
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --               --          --       11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --               --          --       11.11%
      All contract charges                                 --            9          $ 1,519        1.19%         --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --               --          --       32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --               --          --       32.18%
      All contract charges                                 --            8          $ 1,244        0.93%         --
2012  Lowest contract charge 0.00% Service Class 2    $183.08           --               --          --       20.55%
      Highest contract charge 0.00% Service Class 2   $183.08           --               --          --       20.55%
      All contract charges                                 --            5          $   780        1.75%         --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2016  Lowest contract charge 0.00% Service Class 2    $360.78           --               --          --        9.27%
      Highest contract charge 0.00% Service Class 2   $360.78           --               --          --        9.27%
      All contract charges                                 --            3          $   334        0.89%         --
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --               --          --       (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --               --          --       (3.19)%
      All contract charges                                 --            4          $   333        0.90%         --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --               --          --        6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --               --          --        6.51%
      All contract charges                                 --            3          $   323        0.74%         --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --               --          --       30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --               --          --       30.18%
      All contract charges                                 --            3          $   533        0.60%         --
2012  Lowest contract charge 0.00% Service Class 2    $245.95           --               --          --       27.06%
      Highest contract charge 0.00% Service Class 2   $245.95           --               --          --       27.06%
      All contract charges                                 --            3          $   426        0.43%         --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
FRANKLIN MUTUAL SHARES VIP FUND
2016  Lowest contract charge 0.00% Class 2    $176.51           --               --          --       16.06%
      Highest contract charge 0.90% Class 2   $166.16           --               --          --       15.02%
      All contract charges                         --           95          $10,495        1.93%         --
2015  Lowest contract charge 0.00% Class 2    $152.09           --               --          --       (4.94)%
      Highest contract charge 0.90% Class 2   $144.46           --               --          --       (5.79)%
      All contract charges                         --          102          $10,352        3.16%         --
2014  Lowest contract charge 0.00% Class 2    $159.99           --               --          --        7.12%
      Highest contract charge 0.90% Class 2   $153.34           --               --          --        6.15%
      All contract charges                         --           99          $11,542        2.06%         --
2013  Lowest contract charge 0.00% Class 2    $149.35           --               --          --       28.26%
      Highest contract charge 0.90% Class 2   $144.45           --               --          --       27.11%
      All contract charges                         --          107          $12,070        2.07%         --
2012  Lowest contract charge 0.00% Class 2    $116.44           --               --          --       14.24%
      Highest contract charge 0.90% Class 2   $113.64           --               --          --       13.21%
      All contract charges                         --           91          $ 8,442        2.20%         --
FRANKLIN RISING DIVIDENDS VIP FUND
2016  Lowest contract charge 0.00% Class 2    $202.94           --               --          --       16.04%
      Highest contract charge 0.90% Class 2   $191.03           --               --          --       15.00%
      All contract charges                         --          272          $54,019        1.39%         --
2015  Lowest contract charge 0.00% Class 2    $174.89           --               --          --       (3.65)%
      Highest contract charge 0.90% Class 2   $166.12           --               --          --       (4.51)%
      All contract charges                         --          288          $49,522        1.42%         --
2014  Lowest contract charge 0.00% Class 2    $181.51           --               --          --        8.72%
      Highest contract charge 0.90% Class 2   $173.97           --               --          --        7.74%
      All contract charges                         --          299          $53,364        1.31%         --
2013  Lowest contract charge 0.00% Class 2    $166.95           --               --          --       29.69%
      Highest contract charge 0.90% Class 2   $161.47           --               --          --       28.53%
      All contract charges                         --          293          $48,326        1.58%         --
2012  Lowest contract charge 0.00% Class 2    $128.73           --               --          --       11.96%
      Highest contract charge 0.90% Class 2   $125.63           --               --          --       10.95%
      All contract charges                         --          254          $32,372        1.61%         --
FRANKLIN SMALL CAP VALUE VIP FUND
2016  Lowest contract charge 0.00% Class 2    $201.04           --               --          --       30.18%
      Highest contract charge 0.90% Class 2   $189.24           --               --          --       29.02%
      All contract charges                         --          158          $11,113        0.69%         --
2015  Lowest contract charge 0.00% Class 2    $154.43           --               --          --       (7.38)%
      Highest contract charge 0.90% Class 2   $146.68           --               --          --       (8.22)%
      All contract charges                         --          118          $ 5,236        0.63%         --
2014  Lowest contract charge 0.00% Class 2    $166.74           --               --          --        0.57%
      Highest contract charge 0.90% Class 2   $159.81           --               --          --       (0.34)%
      All contract charges                         --           99          $ 5,650        0.61%         --
2013  Lowest contract charge 0.00% Class 2    $165.79           --               --          --       36.24%
      Highest contract charge 0.90% Class 2   $160.35           --               --          --       35.01%
      All contract charges                         --           83          $ 6,511        1.36%         --
2012  Lowest contract charge 0.00% Class 2    $121.69           --               --          --       18.39%
      Highest contract charge 0.90% Class 2   $118.77           --               --          --       17.33%
      All contract charges                         --           52          $ 2,522        0.80%         --
FRANKLIN STRATEGIC INCOME VIP FUND
2016  Lowest contract charge 0.00% Class 2    $132.91           --               --          --        7.94%
      Highest contract charge 0.90% Class 2   $125.11           --               --          --        6.97%
      All contract charges                         --          235          $30,795        3.43%         --
2015  Lowest contract charge 0.00% Class 2    $123.13           --               --          --       (3.87)%
      Highest contract charge 0.90% Class 2   $116.96           --               --          --       (4.73)%
      All contract charges                         --          240          $29,159        6.36%         --
2014  Lowest contract charge 0.00% Class 2    $128.09           --               --          --        1.86%
      Highest contract charge 0.90% Class 2   $122.77           --               --          --        0.95%
      All contract charges                         --          226          $28,646        5.79%         --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
FRANKLIN STRATEGIC INCOME VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2           $125.75           --               --          --         3.32%
      Highest contract charge 0.90% Class 2          $121.62           --               --          --         2.38%
      All contract charges                                --          200          $24,932        6.01%          --
2012  Lowest contract charge 0.00% Class 2           $121.71           --               --          --        12.75%
      Highest contract charge 0.90% Class 2          $118.79           --               --          --        11.74%
      All contract charges                                --          160          $19,404        6.83%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2016  Lowest contract charge 0.00% Service Shares    $184.30           --               --          --        13.28%
      Highest contract charge 0.90% Service Shares   $173.48           --               --          --        12.26%
      All contract charges                                --           57          $10,371        1.13%          --
2015  Lowest contract charge 0.00% Service Shares    $162.70           --               --          --        (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --               --          --       (10.34)%
      All contract charges                                --           63          $10,210        0.11%          --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --               --          --        13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --               --          --        12.27%
      All contract charges                                --           59          $10,520        0.90%          --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --               --          --        32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --               --          --        31.36%
      All contract charges                                --           55          $ 8,694        0.50%          --
2012  Lowest contract charge 0.00% Service Shares    $119.75           --               --          --        18.19%
      Highest contract charge 0.90% Service Shares   $116.87           --               --          --        17.13%
      All contract charges                                --           64          $ 7,466        1.17%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2016  Lowest contract charge 0.00% Series II         $187.47           --               --          --        14.53%
      Highest contract charge 0.00% Series II        $187.47           --               --          --        14.53%
      All contract charges                                --          554          $13,211        1.55%          --
2015  Lowest contract charge 0.00% Series II         $163.68           --               --          --         1.82%
      Highest contract charge 0.00% Series II        $163.68           --               --          --         1.82%
      All contract charges                                --          136          $ 3,477        1.62%          --
2014  Lowest contract charge 0.00% Series II         $160.76           --               --          --        12.54%
      Highest contract charge 0.00% Series II        $160.76           --               --          --        12.54%
      All contract charges                                --           49          $ 2,094        1.14%          --
2013  Lowest contract charge 0.00% Series II         $142.85           --               --          --        30.77%
      Highest contract charge 0.00% Series II        $142.85           --               --          --        30.77%
      All contract charges                                --           22          $ 1,324        2.15%          --
2012  Lowest contract charge 0.00% Series II         $109.24           --               --          --        18.37%
      Highest contract charge 0.00% Series II        $109.24           --               --          --        18.37%
      All contract charges                                --            6          $   400        1.64%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2016  Lowest contract charge 0.00% Series II         $155.85           --               --          --         1.82%
      Highest contract charge 0.90% Series II        $146.70           --               --          --         0.90%
      All contract charges                                --          370          $35,067        1.46%          --
2015  Lowest contract charge 0.00% Series II         $153.07           --               --          --        (1.74)%
      Highest contract charge 0.90% Series II        $145.39           --               --          --        (2.63)%
      All contract charges                                --          335          $32,763        3.41%          --
2014  Lowest contract charge 0.00% Series II         $155.78           --               --          --        14.34%
      Highest contract charge 0.90% Series II        $149.31           --               --          --        13.31%
      All contract charges                                --          284          $30,513        1.51%          --
2013  Lowest contract charge 0.00% Series II         $136.24           --               --          --         2.44%
      Highest contract charge 0.90% Series II        $131.77           --               --          --         1.52%
      All contract charges                                --          196          $21,013        3.72%          --
2012  Lowest contract charge 0.00% Series II         $133.00           --               --          --        27.85%
      Highest contract charge 0.90% Series II        $129.80           --               --          --        26.70%
      All contract charges                                --          136          $16,595        0.53%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. INTERNATIONAL GROWTH FUND
2016  Lowest contract charge 0.00% Series II        $136.00           --               --          --       (0.70)%
      Highest contract charge 0.90% Series II       $128.02           --               --          --       (1.59)%
      All contract charges                               --          467          $30,233        1.17%         --
2015  Lowest contract charge 0.00% Series II        $136.96           --               --          --       (2.62)%
      Highest contract charge 0.90% Series II       $130.09           --               --          --       (3.49)%
      All contract charges                               --          444          $30,483        1.33%         --
2014  Lowest contract charge 0.00% Series II        $140.64           --               --          --        0.09%
      Highest contract charge 0.90% Series II       $134.79           --               --          --       (0.82)%
      All contract charges                               --          390          $28,704        1.51%         --
2013  Lowest contract charge 0.00% Series II        $140.51           --               --          --       18.71%
      Highest contract charge 0.90% Series II       $135.90           --               --          --       17.65%
      All contract charges                               --          267          $22,026        1.06%         --
2012  Lowest contract charge 0.00% Series II        $118.36           --               --          --       15.26%
      Highest contract charge 0.90% Series II       $115.51           --               --          --       14.22%
      All contract charges                               --          200          $15,800        1.38%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2016  Lowest contract charge 0.00% Series II        $157.62           --               --          --       13.16%
      Highest contract charge 0.90% Series II       $148.37           --               --          --       12.15%
      All contract charges                               --           31          $ 3,382        0.00%         --
2015  Lowest contract charge 0.00% Series II        $139.29           --               --          --       (4.27)%
      Highest contract charge 0.90% Series II       $132.30           --               --          --       (5.14)%
      All contract charges                               --           29          $ 3,003        0.10%         --
2014  Lowest contract charge 0.00% Series II        $145.51           --               --          --        4.17%
      Highest contract charge 0.90% Series II       $139.47           --               --          --        3.23%
      All contract charges                               --           27          $ 3,519        0.00%         --
2013  Lowest contract charge 0.00% Series II        $139.69           --               --          --       28.46%
      Highest contract charge 0.90% Series II       $135.10           --               --          --       27.31%
      All contract charges                               --           28          $ 3,685        0.54%         --
2012  Lowest contract charge 0.00% Series II        $108.74           --               --          --       10.62%
      Highest contract charge 0.90% Series II       $106.12           --               --          --        9.62%
      All contract charges                               --           22          $ 2,311        0.00%         --
INVESCO V.I. SMALL CAP EQUITY FUND
2016  Lowest contract charge 0.00% Series II        $181.77           --               --          --       11.84%
      Highest contract charge 0.90% Series II       $171.10           --               --          --       10.83%
      All contract charges                               --           32          $ 4,613        0.00%         --
2015  Lowest contract charge 0.00% Series II        $162.53           --               --          --       (5.74)%
      Highest contract charge 0.90% Series II       $154.38           --               --          --       (6.59)%
      All contract charges                               --           34          $ 4,376        0.00%         --
2014  Lowest contract charge 0.00% Series II        $172.43           --               --          --        2.08%
      Highest contract charge 0.90% Series II       $165.27           --               --          --        1.17%
      All contract charges                               --           30          $ 4,096        0.00%         --
2013  Lowest contract charge 0.00% Series II        $168.91           --               --          --       37.08%
      Highest contract charge 0.90% Series II       $163.36           --               --          --       35.85%
      All contract charges                               --           30          $ 4,179        0.00%         --
2012  Lowest contract charge 0.00% Series II        $123.22           --               --          --       13.66%
      Highest contract charge 0.90% Series II       $120.25           --               --          --       12.63%
      All contract charges                               --           26          $ 2,784        0.00%         --
IVY VIP DIVIDEND OPPORTUNITIES
2016  Lowest contract charge 0.00% Common Shares    $172.14           --               --          --        6.95%
      Highest contract charge 0.00% Common Shares   $172.14           --               --          --        6.95%
      All contract charges                               --           26          $   744        1.39%         --
2015  Lowest contract charge 0.00% Common Shares    $160.95           --               --          --       (2.06)%
      Highest contract charge 0.00% Common Shares   $160.95           --               --          --       (2.06)%
      All contract charges                               --           25          $   524        1.27%         --
2014  Lowest contract charge 0.00% Common Shares    $164.33           --               --          --        9.84%
      Highest contract charge 0.00% Common Shares   $164.33           --               --          --        9.84%
      All contract charges                               --           27          $   701        1.13%         --
2013  Lowest contract charge 0.00% Common Shares    $149.61           --               --          --       29.61%
      Highest contract charge 0.00% Common Shares   $149.61           --               --          --       29.61%
      All contract charges                               --           27          $   944        1.44%         --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
IVY VIP DIVIDEND OPPORTUNITIES (CONTINUED)
2012  Lowest contract charge 0.00% Common Shares       $115.43           --               --          --        13.18%
      Highest contract charge 0.00% Common Shares      $115.43           --               --          --        13.18%
      All contract charges                                  --           13          $   324        0.94%          --
IVY VIP ENERGY
2016  Lowest contract charge 0.00% Common Shares       $126.31           --               --          --        34.56%
      Highest contract charge 0.90% Common Shares      $118.89           --               --          --        33.34%
      All contract charges                                  --          241          $19,853        0.14%          --
2015  Lowest contract charge 0.00% Common Shares       $ 93.87           --               --          --       (22.14)%
      Highest contract charge 0.90% Common Shares      $ 89.16           --               --          --       (22.85)%
      All contract charges                                  --          206          $14,261        0.05%          --
2014  Lowest contract charge 0.00% Common Shares       $120.57           --               --          --       (10.56)%
      Highest contract charge 0.90% Common Shares      $115.56           --               --          --       (11.37)%
      All contract charges                                  --          162          $14,918          --           --
2013  Lowest contract charge 0.00% Common Shares       $134.81           --               --          --        27.76%
      Highest contract charge 0.90% Common Shares      $130.38           --               --          --        26.61%
      All contract charges                                  --          113          $11,601          --           --
2012  Lowest contract charge 0.00% Common Shares       $105.52           --               --          --         1.38%
      Highest contract charge 0.90% Common Shares      $102.98           --               --          --         0.47%
      All contract charges                                  --           84          $ 7,689          --           --
IVY VIP HIGH INCOME
2016  Lowest contract charge 0.00% Common Shares       $114.60           --               --          --        16.19%
      Highest contract charge 0.90% Common Shares      $110.88           --               --          --        15.14%
      All contract charges                                  --          463          $28,761        6.74%          --
2015  Lowest contract charge 0.00% Common Shares       $ 98.63           --               --          --        (6.51)%
      Highest contract charge 0.90% Common Shares      $ 96.30           --               --          --        (7.35)%
      All contract charges                                  --          369          $20,390        6.02%          --
2014  Lowest contract charge 0.00% Common Shares       $105.50           --               --          --         1.91%
      Highest contract charge 0.90% Common Shares      $103.94           --               --          --         0.99%
      All contract charges                                  --          230          $17,934        4.14%          --
2013  Lowest contract charge 0.00% Common Shares(a)    $103.52           --               --          --         3.73%
      Highest contract charge 0.90% Common Shares(a)   $102.92           --               --          --         3.15%
      All contract charges                                  --           70          $ 6,145          --           --
IVY VIP MID CAP GROWTH
2016  Lowest contract charge 0.00% Common Shares       $183.22           --               --          --         6.12%
      Highest contract charge 0.90% Common Shares      $172.47           --               --          --         5.16%
      All contract charges                                  --          253          $26,703        0.00%          --
2015  Lowest contract charge 0.00% Common Shares       $172.66           --               --          --        (5.78)%
      Highest contract charge 0.90% Common Shares      $164.00           --               --          --        (6.63)%
      All contract charges                                  --          269          $28,093        0.00%          --
2014  Lowest contract charge 0.00% Common Shares       $183.25           --               --          --         7.86%
      Highest contract charge 0.90% Common Shares      $175.64           --               --          --         6.90%
      All contract charges                                  --          256          $28,520        0.00%          --
2013  Lowest contract charge 0.00% Common Shares       $169.89           --               --          --        29.94%
      Highest contract charge 0.90% Common Shares      $164.31           --               --          --        28.77%
      All contract charges                                  --          217          $24,177        0.00%          --
2012  Lowest contract charge 0.00% Common Shares       $130.74           --               --          --        13.56%
      Highest contract charge 0.90% Common Shares      $127.60           --               --          --        12.53%
      All contract charges                                  --          153          $14,558        0.00%          --
IVY VIP SCIENCE AND TECHNOLOGY
2016  Lowest contract charge 0.00% Common Shares       $202.28           --               --          --         1.54%
      Highest contract charge 0.90% Common Shares      $130.53           --               --          --         0.63%
      All contract charges                                  --          225          $22,549        0.00%          --
2015  Lowest contract charge 0.00% Common Shares       $199.21           --               --          --        (2.88)%
      Highest contract charge 0.90% Common Shares      $129.71           --               --          --        (3.75)%
      All contract charges                                  --          248          $26,510        0.00%          --
2014  Lowest contract charge 0.00% Common Shares       $205.12           --               --          --         2.92%
      Highest contract charge 0.90% Common Shares      $134.77           --               --          --         1.98%
      All contract charges                                  --          195          $22,263        0.00%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
IVY VIP SCIENCE AND TECHNOLOGY (CONTINUED)
2013  Lowest contract charge 0.00% Common Shares     $199.31           --               --          --        56.38%
      Highest contract charge 0.90% Common Shares    $132.15           --               --          --        30.38%
      All contract charges                                --          137          $16,143        0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $127.45           --               --          --        27.83%
      Highest contract charge 0.00% Common Shares    $127.45           --               --          --        27.83%
      All contract charges                                --           33          $ 2,665        0.00%          --
IVY VIP SMALL CAP GROWTH
2016  Lowest contract charge 0.00% Common Shares     $162.99           --               --          --         2.91%
      Highest contract charge 0.90% Common Shares    $153.43           --               --          --         1.99%
      All contract charges                                --           72          $ 8,691        0.00%          --
2015  Lowest contract charge 0.00% Common Shares     $158.38           --               --          --         1.88%
      Highest contract charge 0.90% Common Shares    $150.43           --               --          --         0.97%
      All contract charges                                --           75          $ 8,951        0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $155.45           --               --          --         1.59%
      Highest contract charge 0.90% Common Shares    $148.99           --               --          --         0.68%
      All contract charges                                --           49          $ 5,917        0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $153.01           --               --          --        43.36%
      Highest contract charge 0.90% Common Shares    $147.99           --               --          --        42.08%
      All contract charges                                --           52          $ 6,647        0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $106.73           --               --          --         5.16%
      Highest contract charge 0.90% Common Shares    $104.16           --               --          --         4.21%
      All contract charges                                --           40          $ 4,028        0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2016  Lowest contract charge 0.00% Service Shares    $103.74           --               --          --        20.78%
      Highest contract charge 0.90% Service Shares   $ 97.65           --               --          --        19.70%
      All contract charges                                --          693          $47,503        1.08%          --
2015  Lowest contract charge 0.00% Service Shares    $ 85.89           --               --          --       (20.06)%
      Highest contract charge 0.90% Service Shares   $ 81.58           --               --          --       (20.77)%
      All contract charges                                --          602          $39,063        1.15%          --
2014  Lowest contract charge 0.00% Service Shares    $107.44           --               --          --        (4.63)%
      Highest contract charge 0.90% Service Shares   $102.97           --               --          --        (5.50)%
      All contract charges                                --          495          $45,474        1.66%          --
2013  Lowest contract charge 0.00% Service Shares    $112.66           --               --          --        (1.24)%
      Highest contract charge 0.90% Service Shares   $108.96           --               --          --        (2.14)%
      All contract charges                                --          463          $46,651        1.42%          --
2012  Lowest contract charge 0.00% Service Shares    $114.08           --               --          --        22.05%
      Highest contract charge 0.90% Service Shares   $111.34           --               --          --        20.96%
      All contract charges                                --          414          $44,521        1.63%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2016  Lowest contract charge 0.00% Service Class     $173.40           --               --          --         3.84%
      Highest contract charge 0.90% Service Class    $163.23           --               --          --         2.91%
      All contract charges                                --          707          $77,174        1.18%          --
2015  Lowest contract charge 0.00% Service Class     $166.99           --               --          --         6.32%
      Highest contract charge 0.90% Service Class    $158.61           --               --          --         5.36%
      All contract charges                                --          600          $69,473        1.80%          --
2014  Lowest contract charge 0.00% Service Class     $157.06           --               --          --         1.13%
      Highest contract charge 0.90% Service Class    $150.54           --               --          --         0.23%
      All contract charges                                --          483          $57,722        1.86%          --
2013  Lowest contract charge 0.00% Service Class     $155.30           --               --          --        27.63%
      Highest contract charge 0.90% Service Class    $150.20           --               --          --        26.48%
      All contract charges                                --          400          $52,025        1.49%          --
2012  Lowest contract charge 0.00% Service Class     $121.68           --               --          --        15.93%
      Highest contract charge 0.90% Service Class    $118.75           --               --          --        14.89%
      All contract charges                                --          263          $28,328        1.42%          --
MFS(R) INVESTORS TRUST SERIES
2016  Lowest contract charge 0.00% Service Class     $188.10           --               --          --         8.32%
      Highest contract charge 0.80% Service Class    $178.26           --               --          --         7.45%
      All contract charges                                --           15          $ 2,618        0.57%          --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) INVESTORS TRUST SERIES (CONTINUED)
2015  Lowest contract charge 0.00% Service Class       $173.66           --                --         --        (0.05)%
      Highest contract charge 0.80% Service Class      $165.90           --                --         --        (0.84)%
      All contract charges                                  --           13          $  2,199       0.70%          --
2014  Lowest contract charge 0.00% Service Class       $173.74           --                --         --        10.71%
      Highest contract charge 0.80% Service Class      $167.31           --                --         --         9.83%
      All contract charges                                  --           12          $  2,089       0.80%          --
2013  Lowest contract charge 0.00% Service Class       $156.93           --                --         --        31.74%
      Highest contract charge 0.80% Service Class      $152.34           --                --         --        30.69%
      All contract charges                                  --           10          $  1,500       1.06%          --
2012  Lowest contract charge 0.00% Service Class       $119.12           --                --         --        18.82%
      Highest contract charge 0.80% Service Class      $116.57           --                --         --        17.88%
      All contract charges                                  --            5          $    647       1.03%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(C)
2016  Lowest contract charge 0.00% Service Class       $188.77           --                --         --         5.84%
      Highest contract charge 0.90% Service Class      $177.69           --                --         --         4.89%
      All contract charges                                  --           19          $  3,765       0.40%          --
2015  Lowest contract charge 0.00% Service Class(d)    $178.35           --                --         --        (1.63)%
      Highest contract charge 0.90% Service Class(d)   $169.40           --                --         --        (2.31)%
      All contract charges                                  --           13          $  2,155       0.46%          --
MFS(R) UTILITIES SERIES
2016  Lowest contract charge 0.00% Service Class       $172.18           --                --         --        11.23%
      Highest contract charge 0.00% Service Class      $172.18           --                --         --        11.23%
      All contract charges                                  --          108          $  2,555       3.82%          --
2015  Lowest contract charge 0.00% Service Class       $154.79           --                --         --       (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                --         --       (14.75)%
      All contract charges                                  --           79          $  1,640       4.13%          --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                --         --        12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                --         --        12.47%
      All contract charges                                  --           71          $  1,860       1.89%          --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                --         --        20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                --         --        20.22%
      All contract charges                                  --           48          $  1,452       2.19%          --
2012  Lowest contract charge 0.00% Service Class       $134.30           --                --         --        13.21%
      Highest contract charge 0.00% Service Class      $134.30           --                --         --        13.21%
      All contract charges                                  --           36          $    909       7.57%          --
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.00% Class A             $299.83           --                --         --         3.44%
      Highest contract charge 0.90% Class A            $298.04           --                --         --         2.51%
      All contract charges                                  --          498          $351,429       0.53%          --
2015  Lowest contract charge 0.00% Class A             $289.86           --                --         --         3.99%
      Highest contract charge 0.90% Class A            $290.74           --                --         --         3.06%
      All contract charges                                  --          542          $373,360       0.16%          --
2014  Lowest contract charge 0.00% Class A             $278.73           --                --         --        10.66%
      Highest contract charge 0.90% Class A            $282.12           --                --         --         9.67%
      All contract charges                                  --          585          $389,941       0.10%          --
2013  Lowest contract charge 0.00% Class A             $251.87           --                --         --        37.20%
      Highest contract charge 0.90% Class A            $257.24           --                --         --        35.96%
      All contract charges                                  --          630          $384,363       0.11%          --
2012  Lowest contract charge 0.00% Class A             $183.58           --                --         --        14.20%
      Highest contract charge 0.90% Class A            $189.20           --                --         --        13.17%
      All contract charges                                  --          699          $312,057       0.23%          --
MULTIMANAGER AGGRESSIVE EQUITY
2016  Lowest contract charge 0.00% Class B             $152.70           --                --         --         3.43%
      Highest contract charge 0.60% Class B            $137.91           --                --         --         2.82%
      All contract charges                                  --          178          $ 25,303       0.53%          --
2015  Lowest contract charge 0.00% Class B             $147.63           --                --         --         3.99%
      Highest contract charge 0.60% Class B            $134.13           --                --         --         3.37%
      All contract charges                                  --          194          $ 26,699       0.16%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $141.96           --               --          --       10.66%
      Highest contract charge 0.60% Class B   $129.76           --               --          --       10.00%
      All contract charges                         --          203          $27,000        0.10%         --
2013  Lowest contract charge 0.00% Class B    $128.28           --               --          --       37.14%
      Highest contract charge 0.60% Class B   $117.96           --               --          --       36.32%
      All contract charges                         --          222          $26,718        0.11%         --
2012  Lowest contract charge 0.00% Class B    $ 93.54           --               --          --       14.21%
      Highest contract charge 0.60% Class B   $ 86.53           --               --          --       13.51%
      All contract charges                         --          235          $20,720        0.23%         --
MULTIMANAGER CORE BOND
2016  Lowest contract charge 0.00% Class A    $173.80           --               --          --        2.64%
      Highest contract charge 0.60% Class A   $167.48           --               --          --        2.02%
      All contract charges                         --          169          $20,450        2.08%         --
2015  Lowest contract charge 0.00% Class A    $169.33           --               --          --        0.12%
      Highest contract charge 0.60% Class A   $164.16           --               --          --       (0.47)%
      All contract charges                         --          159          $20,844        1.92%         --
2014  Lowest contract charge 0.00% Class A    $169.12           --               --          --        3.75%
      Highest contract charge 0.60% Class A   $164.94           --               --          --        3.13%
      All contract charges                         --          167          $22,443        2.07%         --
2013  Lowest contract charge 0.00% Class A    $163.01           --               --          --       (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --               --          --       (2.98)%
      All contract charges                         --          156          $22,518        1.53%         --
2012  Lowest contract charge 0.00% Class A    $167.01           --               --          --        5.47%
      Highest contract charge 0.60% Class A   $164.86           --               --          --        4.84%
      All contract charges                         --          159          $24,734        2.06%         --
MULTIMANAGER CORE BOND
2016  Lowest contract charge 0.00% Class B    $179.14           --               --          --        2.64%
      Highest contract charge 0.90% Class B   $156.43           --               --          --        1.72%
      All contract charges                         --          292          $49,249        2.08%         --
2015  Lowest contract charge 0.00% Class B    $174.54           --               --          --        0.13%
      Highest contract charge 0.90% Class B   $153.79           --               --          --       (0.77)%
      All contract charges                         --          304          $50,153        1.92%         --
2014  Lowest contract charge 0.00% Class B    $174.31           --               --          --        3.74%
      Highest contract charge 0.90% Class B   $154.99           --               --          --        2.81%
      All contract charges                         --          327          $53,881        2.07%         --
2013  Lowest contract charge 0.00% Class B    $168.02           --               --          --       (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --               --          --       (3.23)%
      All contract charges                         --          348          $55,539        1.53%         --
2012  Lowest contract charge 0.00% Class B    $172.07           --               --          --        5.47%
      Highest contract charge 0.90% Class B   $155.78           --               --          --        4.52%
      All contract charges                         --          387          $63,352        2.06%         --
MULTIMANAGER MID CAP GROWTH
2016  Lowest contract charge 0.00% Class A    $383.02           --               --          --        6.79%
      Highest contract charge 0.60% Class A   $213.93           --               --          --        6.15%
      All contract charges                         --           28          $10,529        0.10%         --
2015  Lowest contract charge 0.00% Class A    $358.68           --               --          --       (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --               --          --       (2.10)%
      All contract charges                         --           31          $10,804        0.00%         --
2014  Lowest contract charge 0.00% Class A    $364.19           --               --          --        4.85%
      Highest contract charge 0.60% Class A   $205.87           --               --          --        4.22%
      All contract charges                         --           33          $11,863        0.00%         --
2013  Lowest contract charge 0.00% Class A    $347.33           --               --          --       40.15%
      Highest contract charge 0.60% Class A   $197.53           --               --          --       39.31%
      All contract charges                         --           36          $12,410        0.00%         --
2012  Lowest contract charge 0.00% Class A    $247.82           --               --          --       15.45%
      Highest contract charge 0.60% Class A   $141.79           --               --          --       14.76%
      All contract charges                         --           39          $ 9,635        0.00%         --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP GROWTH
2016  Lowest contract charge 0.00% Class B    $338.26           --               --          --        6.78%
      Highest contract charge 0.90% Class B   $190.69           --               --          --        5.82%
      All contract charges                         --           88          $19,160        0.10%         --
2015  Lowest contract charge 0.00% Class B    $316.79           --               --          --       (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --               --          --       (2.41)%
      All contract charges                         --           97          $19,711        0.00%         --
2014  Lowest contract charge 0.00% Class B    $321.69           --               --          --        4.86%
      Highest contract charge 0.90% Class B   $184.65           --               --          --        3.92%
      All contract charges                         --          103          $21,132        0.00%         --
2013  Lowest contract charge 0.00% Class B    $306.77           --               --          --       40.17%
      Highest contract charge 0.90% Class B   $177.69           --               --          --       38.91%
      All contract charges                         --          115          $22,530        0.00%         --
2012  Lowest contract charge 0.00% Class B    $218.86           --               --          --       15.45%
      Highest contract charge 0.90% Class B   $127.92           --               --          --       14.41%
      All contract charges                         --          129          $17,782        0.00%         --
MULTIMANAGER MID CAP VALUE
2016  Lowest contract charge 0.00% Class A    $420.32           --               --          --       19.09%
      Highest contract charge 0.60% Class A   $255.00           --               --          --       18.38%
      All contract charges                         --           39          $10,599        1.02%         --
2015  Lowest contract charge 0.00% Class A    $352.93           --               --          --       (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --               --          --       (6.11)%
      All contract charges                         --           40          $ 9,746        0.68%         --
2014  Lowest contract charge 0.00% Class A    $373.64           --               --          --        5.34%
      Highest contract charge 0.60% Class A   $229.42           --               --          --        4.70%
      All contract charges                         --           43          $11,401        0.44%         --
2013  Lowest contract charge 0.00% Class A    $354.71           --               --          --       35.59%
      Highest contract charge 0.60% Class A   $219.12           --               --          --       34.78%
      All contract charges                         --           49          $12,048        0.35%         --
2012  Lowest contract charge 0.00% Class A    $261.60           --               --          --       14.82%
      Highest contract charge 0.60% Class A   $162.58           --               --          --       14.13%
      All contract charges                         --           52          $10,487        0.37%         --
MULTIMANAGER MID CAP VALUE
2016  Lowest contract charge 0.00% Class B    $275.28           --               --          --       19.08%
      Highest contract charge 0.90% Class B   $240.37           --               --          --       18.01%
      All contract charges                         --          144          $36,624        1.02%         --
2015  Lowest contract charge 0.00% Class B    $231.18           --               --          --       (5.55)%
      Highest contract charge 0.90% Class B   $203.69           --               --          --       (6.40)%
      All contract charges                         --          161          $34,517        0.68%         --
2014  Lowest contract charge 0.00% Class B    $244.76           --               --          --        5.34%
      Highest contract charge 0.90% Class B   $217.62           --               --          --        4.39%
      All contract charges                         --          171          $39,089        0.44%         --
2013  Lowest contract charge 0.00% Class B    $232.36           --               --          --       35.59%
      Highest contract charge 0.90% Class B   $208.47           --               --          --       34.38%
      All contract charges                         --          183          $39,817        0.35%         --
2012  Lowest contract charge 0.00% Class B    $171.37           --               --          --       14.82%
      Highest contract charge 0.90% Class B   $155.14           --               --          --       13.78%
      All contract charges                         --          211          $34,090        0.37%         --
MULTIMANAGER TECHNOLOGY
2016  Lowest contract charge 0.00% Class A    $508.34           --               --          --        8.95%
      Highest contract charge 0.60% Class A   $259.80           --               --          --        8.30%
      All contract charges                         --           43          $17,008        0.01%         --
2015  Lowest contract charge 0.00% Class A    $466.60           --               --          --        6.29%
      Highest contract charge 0.60% Class A   $239.90           --               --          --        5.65%
      All contract charges                         --           45          $16,131        0.00%         --
2014  Lowest contract charge 0.00% Class A    $438.98           --               --          --       13.55%
      Highest contract charge 0.60% Class A   $227.06           --               --          --       12.86%
      All contract charges                         --           46          $16,479        0.00%         --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2013  Lowest contract charge 0.00% Class A          $386.60           --               --          --        35.59%
      Highest contract charge 0.60% Class A         $201.18           --               --          --        34.78%
      All contract charges                               --           43          $15,169        0.00%          --
2012  Lowest contract charge 0.00% Class A          $285.13           --               --          --        13.43%
      Highest contract charge 0.60% Class A         $149.27           --               --          --        12.74%
      All contract charges                               --           47          $12,141        0.00%          --
MULTIMANAGER TECHNOLOGY
2016  Lowest contract charge 0.00% Class B          $413.27           --               --          --         8.94%
      Highest contract charge 0.90% Class B         $222.44           --               --          --         7.96%
      All contract charges                               --          284          $73,856        0.01%          --
2015  Lowest contract charge 0.00% Class B          $379.34           --               --          --         6.29%
      Highest contract charge 0.90% Class B         $206.03           --               --          --         5.34%
      All contract charges                               --          301          $71,400        0.00%          --
2014  Lowest contract charge 0.00% Class B          $356.88           --               --          --        13.55%
      Highest contract charge 0.90% Class B         $195.59           --               --          --        12.53%
      All contract charges                               --          331          $73,397        0.00%          --
2013  Lowest contract charge 0.00% Class B          $314.29           --               --          --        35.59%
      Highest contract charge 0.90% Class B         $173.81           --               --          --        34.37%
      All contract charges                               --          353          $69,150        0.00%          --
2012  Lowest contract charge 0.00% Class B          $231.80           --               --          --        13.43%
      Highest contract charge 0.90% Class B         $129.35           --               --          --        12.40%
      All contract charges                               --          403          $57,987        0.00%          --
NATURAL RESOURCES PORTFOLIO
2016  Lowest contract charge 0.00% Class II         $ 61.56           --               --          --        24.82%
      Highest contract charge 0.00% Class II        $ 61.56           --               --          --        24.82%
      All contract charges                               --          102          $ 3,924        0.00%          --
2015  Lowest contract charge 0.00% Class II         $ 49.32           --               --          --       (28.84)%
      Highest contract charge 0.00% Class II        $ 49.32           --               --          --       (28.84)%
      All contract charges                               --           86          $ 2,626        0.00%          --
2014  Lowest contract charge 0.00% Class II         $ 69.31           --               --          --       (19.79)%
      Highest contract charge 0.00% Class II        $ 69.31           --               --          --       (19.79)%
      All contract charges                               --          141          $ 7,525        0.00%          --
2013  Lowest contract charge 0.00% Class II         $ 86.41           --               --          --         9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --               --          --         9.76%
      All contract charges                               --          123          $ 9,220        0.00%          --
2012  Lowest contract charge 0.00% Class II         $ 78.73           --               --          --        (2.92)%
      Highest contract charge 0.00% Class II        $ 78.73           --               --          --        (2.92)%
      All contract charges                               --          175          $13,286        0.00%          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2016  Lowest contract charge 0.00% Advisor Class    $ 71.44           --               --          --        14.87%
      Highest contract charge 0.90% Advisor Class   $ 67.25           --               --          --        13.85%
      All contract charges                               --          136          $ 9,580        1.02%          --
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --               --          --       (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --               --          --       (26.34)%
      All contract charges                               --          132          $ 8,067        4.22%          --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --               --          --       (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --               --          --       (19.47)%
      All contract charges                               --          109          $ 9,010        0.27%          --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --               --          --       (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --               --          --       (15.48)%
      All contract charges                               --           98          $10,045        1.64%          --
2012  Lowest contract charge 0.00% Advisor Class    $120.72           --               --          --         5.12%
      Highest contract charge 0.90% Advisor Class   $117.82           --               --          --         4.18%
      All contract charges                               --           88          $10,567        2.47%          --
PIMCO REAL RETURN PORTFOLIO
2016  Lowest contract charge 0.00% Advisor Class    $121.60           --               --          --         5.10%
      Highest contract charge 0.90% Advisor Class   $114.46           --               --          --         4.15%
      All contract charges                               --          260          $24,189        2.17%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
PIMCO REAL RETURN PORTFOLIO (CONTINUED)
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --               --          --        (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --               --          --        (3.67)%
      All contract charges                               --          276          $23,346        3.85%          --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --               --          --         2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --               --          --         2.07%
      All contract charges                               --          281          $25,631        1.29%          --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --               --          --        (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --               --          --       (10.12)%
      All contract charges                               --          320          $29,938        1.51%          --
2012  Lowest contract charge 0.00% Advisor Class    $127.44           --               --          --         8.65%
      Highest contract charge 0.90% Advisor Class   $124.37           --               --          --         7.67%
      All contract charges                               --          366          $40,719        0.92%          --
PIMCO TOTAL RETURN PORTFOLIO
2016  Lowest contract charge 0.00% Advisor Class    $124.56           --               --          --         2.58%
      Highest contract charge 0.90% Advisor Class   $117.25           --               --          --         1.66%
      All contract charges                               --          770          $62,095        1.98%          --
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --               --          --         0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --               --          --        (0.55)%
      All contract charges                               --          785          $63,420        4.92%          --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --               --          --         4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --               --          --         3.24%
      All contract charges                               --          811          $63,291        2.08%          --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --               --          --        (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --               --          --        (2.94)%
      All contract charges                               --          873          $66,772        2.11%          --
2012  Lowest contract charge 0.00% Advisor Class    $118.59           --               --          --         9.49%
      Highest contract charge 0.90% Advisor Class   $115.74           --               --          --         8.51%
      All contract charges                               --          816          $70,878        2.48%          --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2016  Lowest contract charge 0.00% Class II         $181.71           --               --          --        18.86%
      Highest contract charge 0.90% Class II        $171.04           --               --          --        17.79%
      All contract charges                               --           71          $12,645        1.79%          --
2015  Lowest contract charge 0.00% Class II         $152.88           --               --          --        (7.11)%
      Highest contract charge 0.90% Class II        $145.21           --               --          --        (7.94)%
      All contract charges                               --          115          $17,055        1.59%          --
2014  Lowest contract charge 0.00% Class II         $164.58           --               --          --         7.11%
      Highest contract charge 0.90% Class II        $157.74           --               --          --         6.14%
      All contract charges                               --          127          $20,537        1.50%          --
2013  Lowest contract charge 0.00% Class II         $153.66           --               --          --        29.41%
      Highest contract charge 0.90% Class II        $148.62           --               --          --        28.24%
      All contract charges                               --          136          $20,548        1.35%          --
2012  Lowest contract charge 0.00% Class II         $118.74           --               --          --        16.92%
      Highest contract charge 0.90% Class II        $115.89           --               --          --        15.87%
      All contract charges                               --          111          $13,048        1.98%          --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
2016  Lowest contract charge 0.00% Class II         $305.49           --               --          --       (10.72)%
      Highest contract charge 0.00% Class II        $305.49           --               --          --       (10.72)%
      All contract charges                               --           98          $ 4,395        0.00%          --
2015  Lowest contract charge 0.00% Class II         $342.16           --               --          --        12.47%
      Highest contract charge 0.00% Class II        $342.16           --               --          --        12.47%
      All contract charges                               --           84          $ 5,986        0.00%          --
2014  Lowest contract charge 0.00% Class II         $304.22           --               --          --        31.23%
      Highest contract charge 0.00% Class II        $304.22           --               --          --        31.23%
      All contract charges                               --           66          $ 6,008        0.00%          --
2013  Lowest contract charge 0.00% Class II         $231.83           --               --          --        50.51%
      Highest contract charge 0.00% Class II        $231.83           --               --          --        50.51%
      All contract charges                               --           49          $ 5,013        0.00%          --
2012  Lowest contract charge 0.00% Class II         $154.03           --               --          --        31.00%
      Highest contract charge 0.00% Class II        $154.03           --               --          --        31.00%
      All contract charges                               --           22          $ 2,484        0.00%          --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2015 ALLOCATION
2016  Lowest contract charge 0.00% Class B       $141.64          --                --          --        5.63%
      Highest contract charge 0.00% Class B      $141.64          --                --          --        5.63%
      All contract charges                            --          14            $  288        1.61%         --
2015  Lowest contract charge 0.00% Class B       $134.09          --                --          --       (1.91)%
      Highest contract charge 0.00% Class B      $134.09          --                --          --       (1.91)%
      All contract charges                            --          12            $  223        2.33%         --
2014  Lowest contract charge 0.00% Class B       $136.70          --                --          --        2.96%
      Highest contract charge 0.00% Class B      $136.70          --                --          --        2.96%
      All contract charges                            --           2            $   38        0.78%         --
2013  Lowest contract charge 0.00% Class B       $132.77          --                --          --       14.07%
      Highest contract charge 0.00% Class B      $132.77          --                --          --       14.07%
      All contract charges                            --           2            $  118        0.59%         --
2012  Lowest contract charge 0.00% Class B       $116.39          --                --          --       10.86%
      Highest contract charge 0.00% Class B      $116.39          --                --          --       10.86%
      All contract charges                            --           7            $  661        0.31%         --
TARGET 2025 ALLOCATION
2016  Lowest contract charge 0.00% Class B       $149.28          --                --          --        7.41%
      Highest contract charge 0.80% Class B(b)   $ 99.81          --                --          --        6.55%
      All contract charges                            --          69            $2,092        1.65%         --
2015  Lowest contract charge 0.00% Class B       $138.98          --                --          --       (2.04)%
      Highest contract charge 0.60% Class B(b)   $ 93.80          --                --          --       (5.65)%
      All contract charges                            --          49            $1,261        1.41%         --
2014  Lowest contract charge 0.00% Class B       $141.87          --                --          --        4.03%
      Highest contract charge 0.00% Class B      $141.87          --                --          --        4.03%
      All contract charges                            --          46            $  915        1.55%         --
2013  Lowest contract charge 0.00% Class B       $136.37          --                --          --       19.10%
      Highest contract charge 0.00% Class B      $136.37          --                --          --       19.10%
      All contract charges                            --          27            $  506        1.01%         --
2012  Lowest contract charge 0.00% Class B       $114.50          --                --          --       12.85%
      Highest contract charge 0.00% Class B      $114.50          --                --          --       12.85%
      All contract charges                            --          23            $1,025        0.27%         --
TARGET 2035 ALLOCATION
2016  Lowest contract charge 0.00% Class B       $153.26          --                --          --        8.03%
      Highest contract charge 0.60% Class B      $100.37          --                --          --        7.38%
      All contract charges                            --          30            $1,344        1.57%         --
2015  Lowest contract charge 0.00% Class B       $141.87          --                --          --       (2.03)%
      Highest contract charge 0.60% Class B(b)   $ 93.47          --                --          --       (5.98)%
      All contract charges                            --          24            $  864        1.43%         --
2014  Lowest contract charge 0.00% Class B       $144.81          --                --          --        4.49%
      Highest contract charge 0.00% Class B      $144.81          --                --          --        4.49%
      All contract charges                            --          18            $  934        1.40%         --
2013  Lowest contract charge 0.00% Class B       $138.59          --                --          --       22.25%
      Highest contract charge 0.00% Class B      $138.59          --                --          --       22.25%
      All contract charges                            --          12            $  760        2.05%         --
2012  Lowest contract charge 0.00% Class B       $113.37          --                --          --       14.11%
      Highest contract charge 0.00% Class B      $113.37          --                --          --       14.11%
      All contract charges                            --           8            $  263        0.06%         --
TARGET 2045 ALLOCATION
2016  Lowest contract charge 0.00% Class B       $155.07          --                --          --        8.69%
      Highest contract charge 0.60% Class B      $100.40          --                --          --        8.04%
      All contract charges                            --          15            $  753        1.65%         --
2015  Lowest contract charge 0.00% Class B       $142.67          --                --          --       (2.23)%
      Highest contract charge 0.60% Class B(b)   $ 92.93          --                --          --       (6.52)%
      All contract charges                            --          16            $  571        1.91%         --
2014  Lowest contract charge 0.00% Class B       $145.92          --                --          --        4.77%
      Highest contract charge 0.00% Class B      $145.92          --                --          --        4.77%
      All contract charges                            --           9            $  259        1.38%         --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2045 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B       $139.27           --               --          --        25.22%
      Highest contract charge 0.00% Class B      $139.27           --               --          --        25.22%
      All contract charges                            --            7          $   209        1.29%          --
2012  Lowest contract charge 0.00% Class B       $111.22           --               --          --        15.43%
      Highest contract charge 0.00% Class B      $111.22           --               --          --        15.43%
      All contract charges                            --            9          $   349        0.41%          --
TARGET 2055 ALLOCATION
2016  Lowest contract charge 0.00% Class B       $102.71           --               --          --         9.51%
      Highest contract charge 0.60% Class B(b)   $101.68           --               --          --         8.85%
      All contract charges                            --            2          $   264        1.83%          --
2015  Lowest contract charge 0.00% Class B(b)    $ 93.79           --               --          --        (6.70)%
      Highest contract charge 0.00% Class B(b)   $ 93.79           --               --          --        (6.70)%
      All contract charges                            --           --          $    46        3.95%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
2016  Lowest contract charge 0.00% Class 2       $ 92.73           --               --          --        17.44%
      Highest contract charge 0.90% Class 2      $ 87.28           --               --          --        16.39%
      All contract charges                            --          104          $ 9,563        0.81%          --
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --               --          --       (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --               --          --       (20.33)%
      All contract charges                            --          101          $ 7,804        1.97%          --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --               --          --        (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --               --          --        (9.21)%
      All contract charges                            --           99          $ 9,492        1.48%          --
2013  Lowest contract charge 0.00% Class 2       $107.20           --               --          --        (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --               --          --        (1.82)%
      All contract charges                            --           92          $ 9,698        1.95%          --
2012  Lowest contract charge 0.00% Class 2       $108.20           --               --          --        13.16%
      Highest contract charge 0.90% Class 2      $105.60           --               --          --        12.14%
      All contract charges                            --           91          $ 9,640        1.42%          --
TEMPLETON GLOBAL BOND VIP FUND
2016  Lowest contract charge 0.00% Class 2       $122.29           --               --          --         2.94%
      Highest contract charge 0.90% Class 2      $115.11           --               --          --         2.01%
      All contract charges                            --          529          $41,472        0.00%          --
2015  Lowest contract charge 0.00% Class 2       $118.80           --               --          --        (4.30)%
      Highest contract charge 0.90% Class 2      $112.84           --               --          --        (5.17)%
      All contract charges                            --          529          $42,461        7.79%          --
2014  Lowest contract charge 0.00% Class 2       $124.14           --               --          --         1.83%
      Highest contract charge 0.90% Class 2      $118.99           --               --          --         0.92%
      All contract charges                            --          515          $47,540        5.01%          --
2013  Lowest contract charge 0.00% Class 2       $121.91           --               --          --         1.63%
      Highest contract charge 0.90% Class 2      $117.90           --               --          --         0.71%
      All contract charges                            --          531          $54,314        5.00%          --
2012  Lowest contract charge 0.00% Class 2       $119.95           --               --          --        15.06%
      Highest contract charge 0.90% Class 2      $117.07           --               --          --        14.03%
      All contract charges                            --          627          $71,476        6.27%          --
TEMPLETON GROWTH VIP FUND
2016  Lowest contract charge 0.00% Class 2       $153.21           --               --          --         9.62%
      Highest contract charge 0.90% Class 2      $144.22           --               --          --         8.64%
      All contract charges                            --           31          $ 4,575        2.03%          --
2015  Lowest contract charge 0.00% Class 2       $139.77           --               --          --        (6.48)%
      Highest contract charge 0.90% Class 2      $132.75           --               --          --        (7.33)%
      All contract charges                            --           33          $ 4,511        2.55%          --
2014  Lowest contract charge 0.00% Class 2       $149.46           --               --          --        (2.82)%
      Highest contract charge 0.90% Class 2      $143.25           --               --          --        (3.69)%
      All contract charges                            --           36          $ 5,379        1.34%          --
2013  Lowest contract charge 0.00% Class 2       $153.79           --               --          --        30.82%
      Highest contract charge 0.90% Class 2      $148.74           --               --          --        29.64%
      All contract charges                            --           29          $ 4,333        2.50%          --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016

8. Financial Highlights (Concluded)

                                                                              YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------------------------------
                                                                                       ACCUMULATION
                                                                     UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                          ---------- ----------------- ------------ ------------- --------
TEMPLETON GROWTH VIP FUND (CONTINUED)
2012  Lowest contract charge 0.00% Class 2                 $117.56           --               --          --        21.07%
      Highest contract charge 0.90% Class 2                $114.73           --               --          --        19.97%
      All contract charges                                      --           11          $ 1,364        2.11%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2016  Lowest contract charge 0.00% Class S Shares          $ 85.21           --               --          --        43.40%
      Highest contract charge 0.90% Class S Shares         $ 80.21           --               --          --        42.14%
      All contract charges                                      --          155          $12,986        0.38%          --
2015  Lowest contract charge 0.00% Class S Shares          $ 59.42           --               --          --       (33.62)%
      Highest contract charge 0.90% Class S Shares         $ 56.43           --               --          --       (34.23)%
      All contract charges                                      --          147          $ 8,559        0.03%          --
2014  Lowest contract charge 0.00% Class S Shares          $ 89.52           --               --          --       (19.34)%
      Highest contract charge 0.90% Class S Shares         $ 85.80           --               --          --       (20.07)%
      All contract charges                                      --          127          $11,178        0.00%          --
2013  Lowest contract charge 0.00% Class S Shares          $110.99           --               --          --        10.30%
      Highest contract charge 0.90% Class S Shares         $107.34           --               --          --         9.30%
      All contract charges                                      --          115          $12,630        0.51%          --
2012  Lowest contract charge 0.00% Class S Shares          $100.63           --               --          --         3.10%
      Highest contract charge 0.90% Class S Shares         $ 98.21           --               --          --         2.18%
      All contract charges                                      --          118          $11,742        0.65%          --
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO
2016  Lowest contract charge 0.60% Investor Share Class    $236.19           --               --          --        11.14%
      Highest contract charge 0.60% Investor Share Class   $236.19           --               --          --        11.14%
      All contract charges                                      --           31          $ 7,243        2.38%          --
2015  Lowest contract charge 0.60% Investor Share Class    $212.51           --               --          --         0.66%
      Highest contract charge 0.60% Investor Share Class   $212.51           --               --          --         0.66%
      All contract charges                                      --           37          $ 7,894        1.66%          --
2014  Lowest contract charge 0.60% Investor Share Class    $211.12           --               --          --        12.83%
      Highest contract charge 0.60% Investor Share Class   $211.12           --               --          --        12.83%
      All contract charges                                      --           36          $ 7,580        1.67%          --
2013  Lowest contract charge 0.60% Investor Share Class    $187.12           --               --          --        31.39%
      Highest contract charge 0.60% Investor Share Class   $187.12           --               --          --        31.39%
      All contract charges                                      --           34          $ 6,456        4.22%          --
2012  Lowest contract charge 0.60% Investor Share Class    $142.42           --               --          --        15.16%
      Highest contract charge 0.60% Investor Share Class   $142.42           --               --          --        15.16%
      All contract charges                                      --           33          $ 4,681        1.76%          --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on May 26, 2015.
  (c)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (d)Units were made available on March 27, 2015.
  (e)Units were made available on May 20, 2016.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   The following Variable Investment Options will be involved in a planned merger effective on or about May 19, 2017, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain Variable Investment Options (the "Surviving Option") will replace interests in the current investment options (the "Removed Option"), as listed in the table below.

-----------------------------------------------------
 REMOVED OPTION              SURVIVING OPTION
-----------------------------------------------------
All Asset Aggressive-Alt 25  All Asset Growth-Alt 20
-----------------------------------------------------

                                    FSA-155

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm...............................................  F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2016 and 2015..............................................  F-2
 Consolidated Statements of Income (Loss), Years Ended December 31, 2016, 2015 and 2014...............  F-4
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015 and 2014.  F-5
 Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and 2014......................  F-6
 Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014..................  F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization............................................................................. F-10
   Note 2 -- Significant Accounting Policies.......................................................... F-10
   Note 3 -- Investments.............................................................................. F-31
   Note 4 -- Goodwill and Other Intangible Assets..................................................... F-49
   Note 5 -- Closed Block............................................................................. F-50
   Note 6 -- Contractholder Bonus Interest Credits and Deferred Acquisition Cost...................... F-51
   Note 7 -- Fair Value Disclosures................................................................... F-52
   Note 8 -- Insurance Liabilities.................................................................... F-63
   Note 9 -- Reinsurance Agreements................................................................... F-67
   Note 10 -- Short-Term Debt......................................................................... F-68
   Note 11 -- Related Party Transactions.............................................................. F-69
   Note 12 -- Employee Benefit Plans.................................................................. F-71
   Note 13 -- Share-Based and Other Compensation Programs............................................. F-75
   Note 14 -- Income Taxes............................................................................ F-80
   Note 15 -- Accumulated Other Comprehensive Income (Loss)........................................... F-82
   Note 16 -- Commitments and Contingent Liabilities.................................................. F-83
   Note 17 -- Litigation.............................................................................. F-85
   Note 18 -- Insurance Group Statutory Financial Information......................................... F-86
   Note 19 -- Business Segment Information............................................................ F-87
   Note 20 -- Quarterly Results of Operations (Unaudited)............................................. F-88
   Note 21 -- Events Subsequent to Original Issuance of Financial Statements (Unaudited).............. F-89

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), comprehensive income (loss), equity, and cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for no lapse guarantee features related to guaranteed minimum income benefit riders in 2017.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 24, 2017, except for the change in the manner in which the Company accounts for no lapse guarantee features related to guaranteed minimum income benefit riders discussed in Note 2 to the consolidated financial statements and the revision discussed in Note 2 to the consolidated financial statements, as to which the date is December 21, 2017.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015

                                                      2016       2015
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $32,123 and $31,201).. $   32,570 $   31,893
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $6).......................      9,757      7,171
  Policy loans....................................      3,361      3,393
  Real estate held for production of income.......         56         --
  Other equity investments........................      1,323      1,396
  Trading securities, at fair value...............      9,134      6,886
  Other invested assets...........................      2,226      1,788
                                                   ---------- ----------
   Total investments..............................     58,427     52,527
Cash and cash equivalents.........................      2,950      3,028
Cash and securities segregated, at fair value.....        946        565
Broker-dealer related receivables.................      2,100      1,971
Securities purchased under agreements to resell...         --         79
Deferred policy acquisition costs.................      4,852      5,139
Goodwill and other intangible assets, net.........      3,741      3,733
Amounts due from reinsurers.......................      4,654      4,503
Loans to affiliates...............................        703      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,316     10,585
Other assets......................................      4,260      4,647
Separate Accounts' assets.........................    111,403    107,497
                                                   ---------- ----------

TOTAL ASSETS...................................... $  204,352 $  195,361
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   38,825 $   32,895
Future policy benefits and other policyholders
  liabilities.....................................     28,939     28,474
Broker-dealer related payables....................        484        404
Securities sold under agreements to repurchase....      1,996      1,890
Customers related payables........................      2,360      1,715
Amounts due to reinsurers.........................        125        131
Short-term debt...................................        513        584
Current and deferred income taxes.................      2,751      3,629
Other liabilities.................................      2,108      2,534
Separate Accounts' liabilities....................    111,403    107,497
                                                   ---------- ----------
   Total liabilities..............................    189,504    179,753
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $      403 $       13
                                                   ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015
                                  (CONTINUED)

                                                      2016       2015
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,339      5,321
  Retained earnings...............................      6,005      6,998
  Accumulated other comprehensive income (loss)...          3        215
                                                   ---------- ----------
   Total AXA Equitable's equity...................     11,349     12,536
                                                   ---------- ----------
Noncontrolling interest...........................      3,096      3,059
                                                   ---------- ----------
   Total equity...................................     14,445     15,595
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  204,352 $  195,361
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                    2016      2015      2014
                                                  --------  --------  --------
                                                          (IN MILLIONS)
REVENUES
Policy charges and fee income.................... $  3,344  $  3,291  $  3,150
Premiums.........................................      854       828       847
Net derivative gains (losses)....................   (1,163)   (1,075)    3,555
Net investment income (loss).....................    2,318     2,057     2,210
Investment gains (losses), net:
  Total other-than-temporary impairment losses...      (65)      (41)      (72)
  Portion of loss recognized in other
   comprehensive income (loss)...................       --        --        --
                                                  --------  --------  --------
   Net impairment losses recognized..............      (65)      (41)      (72)
  Other investment gains (losses), net...........       81        21        14
                                                  --------  --------  --------
     Total investment gains (losses), net........       16       (20)      (58)
                                                  --------  --------  --------
Investment management and service fees...........    3,755     3,902     3,900
Other income.....................................       36        40        30
                                                  --------  --------  --------
   Total revenues................................    9,160     9,023    13,634
                                                  --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits..........................    2,745     2,457     3,708
Interest credited to policyholders' account
  balances.......................................    1,079       973     1,029
Compensation and benefits........................    1,723     1,783     1,739
Commissions......................................    1,095     1,111     1,147
Distribution related payments....................      372       394       413
Interest expense.................................       16        20        53
Amortization of deferred policy acquisition
  costs, net.....................................      287      (254)     (350)
Other operating costs and expenses...............    1,458     1,497     1,668
                                                  --------  --------  --------
   Total benefits and other deductions...........    8,775     7,981     9,407
                                                  --------  --------  --------
Income (loss) from operations, before income
  taxes..........................................      385     1,042     4,227
Income tax (expense) benefit.....................      168        23    (1,040)
                                                  --------  --------  --------
Net income (loss)................................      553     1,065     3,187
  Less: net (income) loss attributable to the
   noncontrolling interest.......................     (496)     (398)     (382)
                                                  --------  --------  --------
Net Income (Loss) Attributable to AXA Equitable.. $     57  $    667  $  2,805
                                                  ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                     2016     2015      2014
                                                   -------  --------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $   553  $  1,065  $  3,187
                                                   -------  --------  --------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........     (18)      (25)      (21)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................    (208)     (828)      912
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........      (3)       (4)      (23)
                                                   -------  --------  --------
Total other comprehensive income (loss), net of
  income taxes....................................    (229)     (857)      868
                                                   -------  --------  --------

Comprehensive income (loss).......................     324       208     4,055

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................    (479)     (383)     (353)
                                                   -------  --------  --------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $  (155) $   (175) $  3,702
                                                   =======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                      2016       2015       2014
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,321      5,957      5,908
  Deferred tax on dividend of AB Units............        --        (35)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................        --        137         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................        --       (772)        --
  Changes in capital in excess of par value.......        18         34         49
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,339      5,321      5,957
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     6,998      7,243      5,260
  Cumulative impact of implementing accounting
   change.........................................        --         --       (441)
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year after
   accounting change..............................     6,998      7,243      4,819
  Net income (loss)...............................        57        667      2,805
  Shareholder dividends...........................    (1,050)      (912)      (381)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     6,005      6,998      7,243
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       215        285       (603)
  Cumulative impact of implementing accounting
   change.........................................        --         --         (9)
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income,
   beginning of year after accounting change......       215        285       (612)
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................        --        772         --
  Other comprehensive income (loss)...............      (212)      (842)       897
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................         3        215        285
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    11,349     12,536     13,487
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     3,059      2,967      2,934
  Repurchase of AB Holding units..................      (168)      (154)       (62)
  Net income (loss) attributable to
   noncontrolling interest........................       491        398        382
  Dividends paid to noncontrolling interest.......      (384)      (414)      (401)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................        --        145         --
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (17)       (15)       (29)
  Other changes in noncontrolling interest........       115        132        143
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,096      3,059      2,967
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  14,445  $  15,595  $  16,454
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                      2016      2015      2014
                                                   ---------  --------  --------
                                                           (IN MILLIONS)
Net income (loss)................................. $     553  $  1,065  $  3,187
Adjustments to reconcile net income (loss) to net
  cash provided by operating activities:
  Interest credited to policyholders' account
   balances.......................................     1,079       973     1,029
  Policy charges and fee income...................    (3,344)   (3,291)   (3,150)
  Net derivative (gains) losses...................     1,163     1,075    (3,555)
  Investment (gains) losses, net..................       (16)       20        58
  Realized and unrealized (gains) losses on
   trading securities.............................        41        43       (22)
  Non-cash long term incentive compensation
   expense........................................       152       172       171
  Amortization of deferred sales commission.......        41        49        42
  Other depreciation and amortization.............       (98)      (18)       44
  Amortization of deferred cost of reinsurance
   asset..........................................       159       121       292
  Amortization of other intangibles...............        29        28        27

Changes in:
  Net broker-dealer and customer related
   receivables/payables...........................       608       (38)     (525)
  Reinsurance recoverable.........................      (304)     (929)     (314)
  Segregated cash and securities, net.............      (381)      (89)      505
  Deferred policy acquisition costs...............       287      (254)     (350)
  Future policy benefits..........................       431       631     1,486
  Current and deferred income taxes...............      (826)       49       793
  Accounts payable and accrued expenses...........       (66)       38      (259)
  Other, net......................................        31        31       (59)
                                                   ---------  --------  --------

Net cash provided by (used in) operating
  activities...................................... $    (461) $   (324) $   (600)
                                                   ---------  --------  --------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                       2016       2015        2014
                                                    ---------  ----------  ---------
                                                              (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   7,154  $    4,368  $   3,157
   Mortgage loans on real estate...................       676         609        652
   Trading account securities......................     6,271      10,768      6,099
   Other...........................................        32         134         99
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............    (7,873)     (4,701)    (5,184)
   Mortgage loans on real estate...................    (3,261)     (1,311)    (1,432)
   Trading account securities......................    (8,691)    (12,501)    (7,014)
   Other...........................................      (250)       (132)      (135)
  Cash settlements related to derivative
   instruments.....................................       102         529        999
  Decrease in loans to affiliates..................       384          --         --
  Change in short-term investments.................      (205)       (363)        (5)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (85)        (71)       (83)
  Purchase of business, net of cash acquired.......       (21)         --        (61)
  Other, net.......................................       409         203        157
                                                    ---------  ----------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (5,358) $   (2,468) $  (2,751)
                                                    ---------  ----------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                      2016       2015       2014
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,746  $   5,757  $   6,011
   Withdrawals.....................................   (2,874)    (2,861)    (2,867)
   Transfer (to) from Separate Accounts............    1,202      1,045        815
  Change in short-term financings..................      (69)        95        221
  Change in collateralized pledged assets..........     (677)        (2)       (12)
  Change in collateralized pledged liabilities.....      125       (270)       430
  (Decrease) increase in overdrafts payable........      (85)        80        (39)
  Repayment of Loans from Affiliates...............       --         --       (825)
  Repayment of long term debt......................       --       (200)        --
  Shareholder dividends paid.......................   (1,050)      (767)      (382)
  Repurchase of AB Holding units...................     (236)      (214)       (90)
  Redemptions of non-controlling interests of
   consolidated VIEs, net..........................     (137)        --         --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (385)      (414)      (401)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      104        939        950
  (Increase) decrease in securities purchased
   under agreement to resell.......................       79        (79)        --
  Other, net.......................................        8          5         (7)
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    5,751      3,114      3,804
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (10)       (20)

Change in cash and cash equivalents................      (78)       312        433
Cash and cash equivalents, beginning of year.......    3,028      2,716      2,283
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  2,950  $   3,028  $   2,716
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     11  $      19  $      72
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    613  $     (80) $     272
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable annuity products, employee benefit products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   At December 31, 2016 and 2015, the Company's economic interest in AB was 29.0% and 28.6%, respectively. At December 31, 2016 and 2015, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 63.7% and 62.8%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2016", "2015" and "2014" refer to the years ended December 31, 2016, 2015 and 2014, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting Change

   In third quarter 2017, the Company voluntarily changed to fair value accounting for variable annuity products with the Guaranteed Minimum Income Benefits feature with a no-lapse guarantee ("GMIBNLG") as a retrospective change in accounting principle. Changes in the estimated fair value of the embedded derivative is reported in Net derivative gains (losses). The Company believes that the new method of accounting for the GMIBNLG as an embedded derivative at fair value more accurately reflects the economics of the NLG feature and is more meaningful to users of our financial statements.

   All periods presented, have been adjusted to apply the new method retrospectively. The impact of the change in accounting principle to net income (loss) during the twelve months ended 2016, 2015 and 2014 was an increase of $75 million, and a decrease of $399 million and $1,109 million, respectively. The Company's opening retained earnings decreased $441 million as of January 1, 2014 for the effect of retroactive application of the accounting change.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016 and implementation of this guidance the adoption did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this new standard beginning January 1, 2016, having elected not to early-adopt in previous interim periods, and applied the guidance using a modified retrospective approach, thereby not requiring the restatement of prior year periods. The Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management segment that were not consolidated in accordance with previous guidance. See Consolidation of VIEs below.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy was intended to eliminate the diversity in practice with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy is now the observability of the inputs. The amendment was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance was effective for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2014, the FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment. The revised guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance will be applied prospectively, and is effective for fiscal year ending December 31, 2020. Early adoption is permitted for fiscal periods beginning after January 1, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. Adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investments had been held. The amendment is effective for interim and annual periods beginning after December 15, 2016 and should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendment is not expected to have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The amendment is effective for interim and annual periods beginning after December 15, 2016. The provisions will be applied using various transition approaches (prospective, retrospective and modified retrospective). Management is currently evaluating the impact that the adoption of this standard will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for interim and annual periods, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees (including former employees) and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2016 and 2015, the carrying value of COLI was $892 million and $864 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2016 and 2015, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $34 million and $72 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in net income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2016, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.67% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.67% net of product weighted average Separate Account fees) and 0.0% (-2.33% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2016, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.3%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMAB features (collectively "GMxB derivative features liability") are considered either freestanding or embedded derivatives and discussed below under ("Embedded Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded derivative when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2016, participating policies, including those in the Closed Block, represent approximately 5.0% ($17,491 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of income
   (loss). For 2016, 2015 and 2014, investment results of such Separate Accounts were gains (losses) of $8,222 million, $1,148 million and $5,959 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Advisory and Administrative Services Revenues and Related Expenses

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the Consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of income (loss).

   Recognition of Investment Management Revenues and Related Expenses

   Investment management and service fees principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2016 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2016. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed income of non-U.S. corporate subsidiaries except to the extent that such income are permanently invested outside the United States.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2016, the Insurance segment's General Account held approximately $1,209 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Insurance segment is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests and/or other financial arrangements, if any, the Insurance segment was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $157,986 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,209 million and approximately $697 million of unfunded commitments at December 31, 2016. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   As a result of adopting the new guidance, the Company identified for consolidation under the VIE model three investment funds sponsored by AB. In addition, the Company identified as a VIE an AB private equity fund previously consolidated at December 31, 2015 under the VOE model. The assets of these consolidated VIEs are presented within other invested assets and cash and cash equivalents and liabilities of these consolidated VIEs are presented within other liabilities on the face of the Company's consolidated balance sheet at December 31, 2016; ownership interests not held by the Company relating to these consolidated VIEs are presented either as redeemable or non-redeemable non-controlling interest, as appropriate.

   In 2016, subsequent to the initial adoption of the VIEs guidance, AB consolidated six additional investment funds that were classified as VIEs in which AB obtained a controlling financial interest due to its investment in those funds and deconsolidated a VIE of which AB no longer was the primary beneficiary due to the redemption of its seed money from the fund. At the time of adoption of the new consolidation guidance, AXA financial consolidated total assets of $265 million, total liabilities of $14 million and redeemable non-controlling interest of $251 million in the consolidated balance sheet. As of December 31, 2016 AXA financial consolidated
   $933 million of assets, liabilities of $293 million and redeemable non-controlling interest of $392 million associated with the consolidation of VIEs.

   As of December 31, 2016, the net assets of investment products sponsored by AB that are non-consolidated VIEs are approximately $43,700 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $13 million at December 31, 2016. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain VISL products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $135 million, increased the amortization of DAC by $417 million, increased Policy charges and fee income by $35 million, decreased Income from operations before income taxes by $247 million and decreased Net income by approximately $161 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase that previously had been anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income from operations before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income from operations before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income from operations before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income from operations before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income from operations before income taxes and Net income by approximately $103 million and $67 million, respectively.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million, an increase in the fair value of the GMIBNLG liability of $33 million and an increase in the GMIB reserves of $15 million. In 2014, this assumption update increased Income from operations before income taxes and Net income by approximately $13 million and $9 million, respectively.

   In addition, in 2014, the Company made a change in the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these changes in 2014 were a

   $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Income (Loss) in Net derivative gains (losses). In 2014, these changes increased Income from operations before income taxes and Net income by approximately $473 million and $307 million, respectively.

   Revision of Prior Period Financial Statements

   In 2017, management identified errors in its previous financial statements. These errors primarily related to errors in the calculation of policyholders' benefit reserves for one of the Company's variable annuity products with indexed-linked features and the calculation of DAC amortization for certain variable and interest sensitive life products. Management evaluated the impact of these errors both individually and in the aggregate and concluded they were not material to any previously reported annual and quarterly financial statements. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated balance sheet as of December 31, 2016 and 2015 and the related consolidated statements of income (loss), comprehensive income (loss), shareholders' equity and of cash flows for the years ended December 31, 2016, 2015 and 2014 to include the revisions discussed above and all previously recorded out-of-period adjustments in each of the applicable periods for comparability purposes. The impacts of these revisions to each of the previously reported consolidated statements are disclosed below. This information has been corrected from the information previously presented in the third quarter 2017 Form 10-Q (the "Q3 2017 Form 10-Q").

                                              AS PREVIOUSLY REPORTED IMPACT OF REVISIONS/(1)/      AS REVISED
                                              ---------------------  ------------------------ ---------------------
                                                  DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                              ---------------------  -----------------------  ---------------------
                                                 2016        2015     2016         2015          2016       2015
                                              ----------  ---------- ------       -----       ---------- ----------
                                                                    (IN MILLIONS)
ASSETS:
  Real estate held for production of income.. $       45  $       -- $   11       $  --       $       56 $       --
  Other equity investments...................      1,363       1,477    (40)        (81)           1,323      1,396
  Trading securities, at fair value..........      9,134       6,805     --          81            9,134      6,886
  Other invested assets......................      2,186       1,788     40          --            2,226      1,788
                                                                          ------       -----
  Total investments..........................     58,416      52,527     11          --           58,427     52,527
  DAC........................................      4,301       4,469      6         105            4,307      4,574
  Amounts due from reinsurers................      4,635       4,466     19          37            4,654      4,503
  Guaranteed minimum income
   benefit reinsurance asset, at fair value..     10,309      10,570      7          15           10,316     10,585
  Other assets...............................      4,260       4,634     --          13            4,260      4,647
                                                                          ------       -----
   Total Assets.............................. $  203,764  $  194,626 $   43       $ 170       $  203,807 $  194,796
                                                                          ------       -----
LIABILITIES:
  Policyholders' account balances............ $   38,782  $   33,033 $   43       $(138)      $   38,825 $   32,895
  Future policyholders' benefits and other
   policyholders' liabilities................     25,358      24,531    145         355           25,503     24,886
  Current and deferred taxes.................      3,816       4,647    (52)         40            3,764      4,687
  Other liabilities..........................      2,108       2,586     --         (52)           2,108      2,534
                                                                          ------       -----
   Total Liabilities.........................    186,945     177,018    136         205          187,081    177,223
                                                                          ------       -----
EQUITY:
  Retained Earnings..........................      7,983       8,958   (104)        (11)           7,879      8,947
  Accumulated other comprehensive income
   (loss)....................................          7         228     --           3                7        231
  AXA Equitable Equity.......................     13,331      14,509   (104)         (8)          13,227     14,501
  Noncontrolling interest....................      3,085       3,086     11         (27)           3,096      3,059
  Equity.....................................     16,416      17,595    (93)        (35)          16,323     17,560
                                                                          ------       -----
   Total Liabilities and Equity.............. $  203,764  $  194,626 $   43       $ 170       $  203,807 $  194,796
                                                                          ======       =====

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED        IMPACT OF REVISIONS/(1)/
                                                ------------------------------  ---------------------------
                                                    YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                ------------------------------  ---------------------------
                                                   2016      2015       2014      2016     2015      2014
                                                ---------  --------  ---------  -------  --------  --------
                                                                                       (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,423  $  3,208  $   3,115  $   194  $    323  $    242
   Premiums....................................       880       854        874      (26)      (26)      (27)
   Net derivative gains (losses)...............    (1,280)     (208)     5,409       43      (140)      (65)
                                                                                -------  --------  --------
       Total revenues..........................     9,148     9,833     15,480      211       157       150
                                                                                -------  --------  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,913     2,743      3,579      174       126       453
   Interest credited to Policyholder's
     Account Balances..........................       978     1,048      1,155      101       (75)     (126)
   Amortization of deferred policy
     acquisition costs, net....................       162      (331)      (413)      97        17        29
   Other operating costs and expenses..........     1,458     1,415      1,692       --        82       (24)
                                                                                -------  --------  --------
       Total benefits and other deductions.....     8,717     8,183      9,365      372       150       332
                                                                                -------  --------  --------
  Income (loss) from operations, before
   income taxes................................       431     1,650      6,115     (161)        7      (182)
  Income tax (expense) benefit.................       113      (186)    (1,695)      95        (7)       58
  Net income (loss)............................       544     1,464      4,420      (66)       --      (124)
  Less: net (income) loss attributable to
   the noncontrolling interest.................      (469)     (403)      (387)     (27)        5         5
                                                                                -------  --------  --------
  Net income (loss) attributable to AXA
   Equitable................................... $      75  $  1,061  $   4,033  $   (93) $      5  $   (119)
                                                                                =======  ========  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     544  $  1,464  $   4,420  $   (66) $     --  $   (124)
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (217)     (881)       969       (3)        3        --
  Total other comprehensive income (loss),
   net of income taxes.........................      (238)     (910)       925       (3)        3        --
Comprehensive income (loss)....................       306       554      5,345      (69)        3      (124)
Less: Comprehensive (income) loss
  attributable to noncontrolling interest......      (452)     (388)      (358)     (27)        5         5
                                                                                -------  --------  --------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (146) $    166  $   4,987  $   (96) $      8  $   (119)
                                                                                =======  ========  ========

                                                          AS REVISED
                                                ------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                                ------------------------------
                                                   2016      2015       2014
                                                ---------  --------  ---------

STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,617  $  3,531  $   3,357
   Premiums....................................       854       828        847
   Net derivative gains (losses)...............    (1,237)     (348)     5,344

       Total revenues..........................     9,359     9,990     15,630

  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     3,087     2,869      4,032
   Interest credited to Policyholder's
     Account Balances..........................     1,079       973      1,029
   Amortization of deferred policy
     acquisition costs, net....................       259      (314)      (384)
   Other operating costs and expenses..........     1,458     1,497      1,668

       Total benefits and other deductions.....     9,089     8,333      9,697

  Income (loss) from operations, before
   income taxes................................       270     1,657      5,933
  Income tax (expense) benefit.................       208      (193)    (1,637)
  Net income (loss)............................       478     1,464      4,296
  Less: net (income) loss attributable to
   the noncontrolling interest.................      (496)     (398)      (382)

  Net income (loss) attributable to AXA
   Equitable................................... $     (18) $  1,066  $   3,914

STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     478  $  1,464  $   4,296
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (220)     (878)       969
  Total other comprehensive income (loss),
   net of income taxes.........................      (241)     (907)       925
Comprehensive income (loss)....................       237       557      5,221
Less: Comprehensive (income) loss
  attributable to noncontrolling interest......      (479)     (383)      (353)

  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (242) $    174  $   4,868


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED        IMPACT OF REVISIONS/(1)/
                                               -------------------------------  ---------------------------
                                                   YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                               -------------------------------  ---------------------------
                                                  2016       2015       2014      2016      2015      2014
                                               ---------  ---------  ---------  --------  --------  -------
                                                                                       (IN MILLIONS)
STATEMENTS OF EQUITY:
  Capital in excess of par value, beginning
   of year.................................... $   5,321  $   5,957  $   5,934  $     --  $     --  $   (26)
  Deferred tax on dividend of AB Units........        --        (35)       (26)       --        --       26
                                                                                --------  --------  -------
  Capital in excess of par value, end of year.     5,339      5,321      5,957        --        --       --
  Retained earnings, beginning of year........ $   8,958  $   8,809  $   5,205  $    (11) $    (16) $    55
  Stockholder dividends.......................    (1,050)      (912)      (429)       --        --       48
  Net income (loss)...........................        75      1,061      4,033       (93)        5     (119)
                                                                                --------  --------  -------
  Retained earnings, end of period............     7,983      8,958      8,809      (104)      (11)     (16)
                                                                                --------  --------  -------
  Accumulated other comprehensive income
   (loss), beginning of year..................       228        351       (603)        3        --       --
  Other comprehensive income (loss)...........      (221)      (895)       954        (3)        3       --
                                                                                --------  --------  -------
  Accumulated other comprehensive income
   (loss), end of year........................         7        228        351        --         3       --
                                                                                --------  --------  -------
   Total AXA Equitable's equity, end of
     period...................................    13,331     14,509     15,119      (104)       (8)     (16)
                                                                                --------  --------  -------
  Noncontrolling interest, beginning of year..     3,086      2,989      2,903       (27)      (22)      31
  Net income (loss) attributable to
   noncontrolling interest....................       464        403        387        27        (5)      (5)
  Dividend of AB Units by AXA Equitable to
   AXA Financial..............................        --        145         48        --        --      (48)
  Other changes in noncontrolling interest....       104        132        143        11        --       --
                                                                                --------  --------  -------
  Noncontrolling interest, end of year........     3,085      3,086      2,989        11       (27)     (22)
                                                                                --------  --------  -------
   TOTAL EQUITY, END OF PERIOD................ $  16,416  $  17,595  $  18,108  $    (93) $    (35) $   (38)
                                                                                ========  ========  =======
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     544  $   1,464  $   4,420  $    (66) $     --  $  (124)
   Policy charges and fee income..............    (3,423)    (3,208)    (3,115)     (194)     (323)    (242)
   Interest credited to policyholders'
     account balances.........................       978      1,048      1,155       101       (75)    (126)
   Net derivative (gains) loss................     1,280        208     (5,409)      (43)      140       65
   Amortization of deferred cost of
     reinsurance asset........................       159         39        302        --        82      (10)

                                                          AS REVISED
                                               -------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                               -------------------------------
                                                  2016       2015       2014
                                               ---------  ---------  ---------

STATEMENTS OF EQUITY:
  Capital in excess of par value, beginning
   of year.................................... $   5,321  $   5,957  $   5,908
  Deferred tax on dividend of AB Units........        --        (35)        --

  Capital in excess of par value, end of year.     5,339      5,321      5,957
  Retained earnings, beginning of year........ $   8,947  $   8,793  $   5,260
  Stockholder dividends.......................    (1,050)      (912)      (381)
  Net income (loss)...........................       (18)     1,066      3,914

  Retained earnings, end of period............     7,879      8,947      8,793

  Accumulated other comprehensive income
   (loss), beginning of year..................       231        351       (603)
  Other comprehensive income (loss)...........      (224)      (892)       954

  Accumulated other comprehensive income
   (loss), end of year........................         7        231        351

   Total AXA Equitable's equity, end of
     period...................................    13,227     14,501     15,103

  Noncontrolling interest, beginning of year..     3,059      2,967      2,934
  Net income (loss) attributable to
   noncontrolling interest....................       491        398        382
  Dividend of AB Units by AXA Equitable to
   AXA Financial..............................        --        145         --
  Other changes in noncontrolling interest....       115        132        143

  Noncontrolling interest, end of year........     3,096      3,059      2,967

   TOTAL EQUITY, END OF PERIOD................ $  16,323  $  17,560  $  18,070

STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     478  $   1,464  $   4,296
   Policy charges and fee income..............    (3,617)    (3,531)    (3,357)
   Interest credited to policyholders'
     account balances.........................     1,079        973      1,029
   Net derivative (gains) loss................     1,237        348     (5,344)
   Amortization of deferred cost of
     reinsurance asset........................       159        121        292

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                  AS PREVIOUSLY REPORTED      IMPACT OF REVISIONS/(1)/
                                               ----------------------------  -------------------------
                                                  YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                               ----------------------------  -------------------------
                                                 2016      2015      2014      2016     2015     2014
                                               --------  --------  --------  -------  -------  -------
                                                                                   (IN MILLIONS)
   Changes in:
   Future policy benefits..................... $    803  $    878  $  1,518  $   (30) $   165  $   292
   Deferred Policy Acquisition costs..........      162      (331)     (413)      97       17       29
   Reinsurance recoverable....................     (534)     (916)     (488)     230      (13)     174
   Current and deferred income taxes..........     (771)      258     1,448      (95)       7      (58)
   Other......................................       31       111       (98)      --      (80)      39
                                                                             -------  -------  -------
  Net cash provided by (used in) operating
   activities................................. $   (461) $   (244) $   (639) $    --  $   (80) $    39
                                                                             =======  =======  =======

  CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' accounts balance deposits... $  9,342  $  5,757  $  6,011  $   404  $    --  $    --
   Policyholders' accounts balance transfer
     (to) from Separate Accounts..............    1,606     1,045       815     (404)      --       --
   (Decrease) increase in overdrafts payable..      (85)       --        --       --       80      (39)
                                                                             -------  -------  -------
  Net cash provided by (used in) financing
   activities................................. $  5,751  $  3,034  $  3,843  $    --  $    80  $   (39)
                                                                             =======  =======  =======

                                                        AS REVISED
                                               ----------------------------
                                                  YEAR ENDED DECEMBER 31,
                                               ----------------------------
                                                 2016      2015      2014
                                               --------  --------  --------

   Changes in:
   Future policy benefits..................... $    773  $  1,043  $  1,810
   Deferred Policy Acquisition costs..........      259      (314)     (384)
   Reinsurance recoverable....................     (304)     (929)     (314)
   Current and deferred income taxes..........     (866)      265     1,390
   Other......................................       31        31       (59)

  Net cash provided by (used in) operating
   activities................................. $   (461) $   (324) $   (600)


  CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' accounts balance deposits... $  9,746  $  5,757  $  6,011
   Policyholders' accounts balance transfer
     (to) from Separate Accounts..............    1,202     1,045       815
   (Decrease) increase in overdrafts payable..      (85)       80       (39)

  Net cash provided by (used in) financing
   activities................................. $  5,751  $  3,114  $  3,804


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

   The following table presents the effects of the accounting change to the Company's previously reported consolidated balance sheet as of December 31, 2016 and 2015 and the related consolidated statements of income (loss), comprehensive income (loss), shareholders' equity and of cash flows for the years ended December 31, 2016, 2015 and 2014. This information has been corrected from the information previously presented in the third quarter 2017 Form 10-Q (the "Q3 2017 Form 10-Q").

                                              AS PREVIOUSLY REPORTED IMPACT OF ACCOUNTING
                                              AND ADJUSTED HEREIN       CHANGE/(1)/          AS REVISED
                                              ---------------------- -------------------  -----------------
                                                DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
                                              ---------------------- -------------------  -----------------
                                                2016        2015       2016       2015      2016     2015
                                              --------    --------   -------    -------   -------- --------
                                                                  (IN MILLIONS)
ASSETS:
  DAC........................................ $  4,307    $  4,574   $   545    $   565   $  4,852 $  5,139
                                                                       -------   -------
   Total Assets.............................. $203,807    $194,796   $   545    $   565   $204,352 $195,361
                                                                       -------   -------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................   25,503      24,886     3,436      3,588     28,939   28,474
  Current and deferred taxes.................    3,764       4,687    (1,013)    (1,058)     2,751    3,629
                                                                       -------   -------
   Total Liabilities.........................  187,081     177,223     2,423      2,530    189,504  179,753
                                                                       -------   -------

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                               AS PREVIOUSLY REPORTED IMPACT OF ACCOUNTING
                                                AND ADJUSTED HEREIN       CHANGE/(1)/           AS REVISED
                                               ---------------------  ------------------   ---------------------
                                                   DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                               ---------------------  ------------------   ---------------------
                                                  2016        2015       2016       2015      2016       2015
                                               ----------  ---------- ---------   -------  ---------- ----------
                                                                        (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    7,879  $    8,947 $  (1,874)  $(1,949) $    6,005 $    6,998
   Accumulated other comprehensive income
     (loss)...................................          7         231        (4)      (16)          3        215
     AXA Equitable Equity.....................     13,227      14,501    (1,878)   (1,965)     11,349     12,536
       Equity.................................     16,323      17,560    (1,878)   (1,965)     14,445     15,595
                                                                      ---------   -------
Total Liabilities and Equity.................. $  203,807  $  194,796 $     545   $   565  $  204,352 $  195,361
                                                                      =========   =======

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED         IMPACT OF ACCOUNTING
                                                     AND ADJUSTED HEREIN               CHANGE/(1)/
                                                -----------------------------  ---------------------------
                                                   YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                -----------------------------  ---------------------------
                                                   2016      2015      2014      2016     2015      2014
                                                ---------  --------  --------  -------  -------  ---------
                                                                                       (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,617  $  3,531  $  3,357  $  (273) $  (240) $    (207)
   Net derivative gains (losses)...............    (1,237)     (348)    5,344       74     (727)    (1,789)
                                                                               -------  -------  ---------
       Total revenues..........................     9,359     9,990    15,630     (199)    (967)    (1,996)
                                                                               -------  -------  ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     3,087     2,869     4,032     (342)    (412)      (324)
   Amortization of deferred policy
     acquisition costs.........................       259      (314)     (384)      28       60         34
                                                                               -------  -------  ---------
       Total benefits and other deductions.....     9,089     8,333     9,697     (314)    (352)      (290)
                                                                               -------  -------  ---------
  Income (loss) from operations, before
   income taxes................................       270     1,657     5,933      115     (615)    (1,706)
  Income tax (expense) benefit.................       208      (193)   (1,637)     (40)     216        597
                                                                               -------  -------  ---------
  Net income (loss)............................       478     1,464     4,296       75     (399)    (1,109)
                                                                               -------  -------  ---------
  Net income (loss) attributable to AXA
   Equitable................................... $     (18) $  1,066  $  3,914  $    75  $  (399) $  (1,109)
                                                                               =======  =======  =========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................ $     478  $  1,464  $  4,296  $    75  $  (399) $  (1,109)
  Change in unrealized gains (losses), net
   of reclassification adjustment..............      (220)     (878)      969       12       50        (57)
   Total other comprehensive income (loss),
     net of income taxes.......................      (241)     (907)      925       12       50        (57)
  Comprehensive income (loss)..................       237       557     5,221       87     (349)    (1,166)
                                                                               -------  -------  ---------
   Comprehensive income (loss) attributable
     to AXA Equitable.......................... $    (242) $    174  $  4,868  $    87  $  (349) $  (1,166)
                                                                               =======  =======  =========

                                                           AS REVISED
                                                -------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                                -------------------------------
                                                   2016       2015       2014
                                                ---------  ---------  ---------

STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,344  $   3,291  $   3,150
   Net derivative gains (losses)...............    (1,163)    (1,075)     3,555

       Total revenues..........................     9,160      9,023     13,634

  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457      3,708
   Amortization of deferred policy
     acquisition costs.........................       287       (254)      (350)

       Total benefits and other deductions.....     8,775      7,981      9,407

  Income (loss) from operations, before
   income taxes................................       385      1,042      4,227
  Income tax (expense) benefit.................       168         23     (1,040)

  Net income (loss)............................       553      1,065      3,187

  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   2,805

STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................ $     553  $   1,065  $   3,187
  Change in unrealized gains (losses), net
   of reclassification adjustment..............      (208)      (828)       912
   Total other comprehensive income (loss),
     net of income taxes.......................      (229)      (857)       868
  Comprehensive income (loss)..................       324        208      4,055

   Comprehensive income (loss) attributable
     to AXA Equitable.......................... $    (155) $    (175) $   3,702


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED            IMPACT OF ACCOUNTING
                                                     AND ADJUSTED HEREIN                  CHANGE/(1)/
                                               -------------------------------  -------------------------------
                                                   YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                               -------------------------------  -------------------------------
                                                  2016       2015       2014       2016       2015       2014
                                               ---------  ---------  ---------  ---------  ---------  ---------
                                                                                         (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $   8,947  $   8,793  $   5,260  $  (1,949) $  (1,550) $    (441)
  Stockholder dividends.......................    (1,050)      (912)      (381)        --         --         --
  Net income (loss)...........................       (18)     1,066      3,914         75       (399)    (1,109)
                                                                                ---------  ---------  ---------
  Retained earnings, end of period............     7,879      8,947      8,793     (1,874)    (1,949)    (1,550)
                                                                                ---------  ---------  ---------
  Accumulated other comprehensive income
   (loss), beginning of year..................       231        351       (603)       (16)       (66)        (9)
  Other comprehensive income (loss)...........      (224)      (892)       954         12         50        (57)
                                                                                ---------  ---------  ---------
  Accumulated other comprehensive income
   (loss), end of year........................         7        231        351         (4)       (16)       (66)
                                                                                ---------  ---------  ---------
   Total AXA Equitable's equity, end of
     period...................................    13,227     14,501     15,103     (1,878)    (1,965)    (1,616)
                                                                                ---------  ---------  ---------
     TOTAL EQUITY, END OF PERIOD.............. $  16,323  $  17,560  $  18,070  $  (1,878) $  (1,965) $  (1,616)
                                                                                =========  =========  =========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     478  $   1,464  $   4,296  $      75  $    (399) $  (1,109)
   Policy charges and fee income..............    (3,617)    (3,531)    (3,357)       273        240        207
   Net derivative (gains) loss................     1,237        348     (5,344)       (74)       727      1,789
   Changes in:
   Future policy benefits.....................       773      1,043      1,810       (342)      (412)      (324)
   Deferred Policy Acquisition costs..........       259       (314)      (384)        28         60         34
   Current and deferred income taxes..........      (866)       265      1,390         40       (216)      (597)
                                                                                ---------  ---------  ---------
  Net cash provided by (used in) operating
   activities................................. $    (461) $    (324) $    (600) $      --  $      --  $      --
                                                                                =========  =========  =========

                                                          AS REVISED
                                               -------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                               -------------------------------
                                                  2016       2015       2014
                                               ---------  ---------  ---------

STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $   6,998  $   7,243  $   4,819
  Stockholder dividends.......................    (1,050)      (912)      (381)
  Net income (loss)...........................        57        667      2,805

  Retained earnings, end of period............     6,005      6,998      7,243

  Accumulated other comprehensive income
   (loss), beginning of year..................       215        285       (612)
  Other comprehensive income (loss)...........      (212)      (842)       897

  Accumulated other comprehensive income
   (loss), end of year........................         3        215        285

   Total AXA Equitable's equity, end of
     period...................................    11,349     12,536     13,487

     TOTAL EQUITY, END OF PERIOD.............. $  14,445  $  15,595  $  16,454

STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     553  $   1,065  $   3,187
   Policy charges and fee income..............    (3,344)    (3,291)    (3,150)
   Net derivative (gains) loss................     1,163      1,075     (3,555)
   Changes in:
   Future policy benefits.....................       431        631      1,486
   Deferred Policy Acquisition costs..........       287       (254)      (350)
   Current and deferred income taxes..........      (826)        49        793

  Net cash provided by (used in) operating
   activities................................. $    (461) $    (324) $    (600)


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED               OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              --------- ---------- ---------- ---------- -----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,418   $    675     $   81  $  13,012       $  --
  Private corporate..........................     6,880        215         55      7,040          --
  U.S. Treasury, government and agency.......    10,739        221        624     10,336          --
  States and political subdivisions..........       432         63          2        493          --
  Foreign governments........................       375         29         14        390          --
  Commercial mortgage-backed.................       415         28         72        371           7
  Residential mortgage-backed/(1)/...........       294         20         --        314          --
  Asset-backed/(2)/..........................        51         10          1         60           3
  Redeemable preferred stock.................       519         45         10        554          --
                                              ---------   --------     ------  ---------       -----
   Total Fixed Maturities....................    32,123      1,306        859     32,570          10
Equity securities............................       113         --         --        113          --
                                              ---------   --------     ------  ---------       -----

Total at December 31, 2016................... $  32,236   $  1,306     $  859  $  32,683       $  10
                                              =========   ========     ======  =========       =====

December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890   $    688     $  202  $  13,376       $  --
  Private corporate..........................     6,818        232        124      6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305      8,775          --
  States and political subdivisions..........       437         68          1        504          --
  Foreign governments........................       397         36         18        415          --
  Commercial mortgage-backed.................       591         29         87        533           9
  Residential mortgage-backed/(1)/...........       608         32         --        640          --
  Asset-backed/(2)/..........................        68         10          1         77           3
  Redeemable preferred stock.................       592         57          2        647          --
                                              ---------   --------     ------  ---------       -----
   Total Fixed Maturities....................    31,201      1,432        740     31,893          12
Equity securities............................        34         --          2         32          --
                                              ---------   --------     ------  ---------       -----

Total at December 31, 2015................... $  31,235   $  1,432     $  742  $  31,925       $  12
                                              =========   ========     ======  =========       =====

/(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
/(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
/(3)/Amounts represent OTTI losses in AOCI, which were not included in net income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2016

                                               AMORTIZED
                                                 COST     FAIR VALUE
                                              ----------- -----------
                                                   (IN MILLIONS)
Due in one year or less...................... $     1,537 $     1,549
Due in years two through five................       7,736       8,128
Due in years six through ten.................       8,898       9,005
Due after ten years..........................      12,673      12,589
                                              ----------- -----------
   Subtotal..................................      30,844      31,271
Commercial mortgage-backed securities........         415         371
Residential mortgage-backed securities.......         294         314
Asset-backed securities......................          51          60
Redeemable preferred stocks..................         519         554
                                              ----------- -----------
Total........................................ $    32,123 $    32,570
                                              =========== ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

                                                      December 31,
                                              ---------------------------
                                                 2016      2015     2014
                                              ---------  -------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   4,324  $   979  $   716
                                              =========  =======  =======
Gross gains on sales......................... $     111  $    33  $    21
                                              =========  =======  =======
Gross losses on sales........................ $     (58) $    (8) $    (9)
                                              =========  =======  =======
Total OTTI................................... $     (65) $   (41) $   (72)
                                              =========  =======  =======
Non-credit losses recognized in OCI..........        --       --       --
                                              ---------  -------  -------
Credit losses recognized in net income (loss) $     (65) $   (41) $   (72)
                                              =========  =======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                 2016       2015
                                              ---------  ---------
                                                  (IN MILLIONS)
Balances at January 1,....................... $    (198) $    (254)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................        73         97
Recognized impairments on securities
  impaired to fair value this period/(1)/....       (17)       (11)
Impairments recognized this period on
  securities not previously impaired.........       (46)       (22)
Additional impairments this period on
  securities previously impaired.............        (2)        (8)
Increases due to passage of time on
  previously recorded credit losses..........        --         --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................        --         --
                                              ---------  ---------
Balances at December 31,..................... $    (190) $    (198)
                                              =========  =========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ---------------
                                                2016     2015
                                               ------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    19 $    16
   All other..................................     428     676
  Equity securities...........................      --      (2)
                                               ------- -------
Net Unrealized Gains (Losses)................. $   447 $   690
                                               ======= =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                                                                      (LOSS)
                               NET UNREALIZED                                      DEFERRED         RELATED TO
                                    GAIN                                            INCOME        NET UNREALIZED
                                (LOSSES) ON                     POLICYHOLDERS      TAX ASSET        INVESTMENT
                                INVESTMENTS          DAC         LIABILITIES      (LIABILITY)     GAINS (LOSSES)
                               --------------  --------------  --------------  ----------------  ---------------
                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2016......  $          16  $           --  $           (4) $             (5) $             7
Net investment gains (losses)
  arising during the period...             (6)             --              --                --               (6)
Reclassification adjustment
  for OTTI losses:
   Included in Net income
     (loss)...................              9              --              --                --                9
   Excluded from Net income
     (loss)/(1)/..............             --              --              --                --               --
Impact of net unrealized
  investment gains (losses)
  on:
   DAC........................             --              (1)             --                --               (1)
   Deferred income taxes......             --              --              --                 2                2
   Policyholders liabilities..             --              --              (6)               --               (6)
                                -------------  --------------  --------------  ----------------  ---------------
BALANCE, DECEMBER 31, 2016....  $          19  $           (1) $          (10) $             (3) $             5
                                =============  ==============  ==============  ================  ===============

BALANCE, JANUARY 1, 2015......  $          10  $           --  $           --  $             (4) $             6
Net investment gains (losses)
  arising during the period...             (7)             --              --                --               (7)
Reclassification adjustment
  for OTTI losses:
   Included in Net income
     (loss)...................             13              --              --                --               13
   Excluded from Net income
     (loss)/(1)/..............             --              --              --                --               --
Impact of net unrealized
  investment gains (losses)
  on:
   DAC........................             --              --              --                --               --
   Deferred income taxes......             --              --              --                (1)              (1)
   Policyholders liabilities..             --              --              (4)               --               (4)
                                -------------  --------------  --------------  ----------------  ---------------
BALANCE, DECEMBER 31, 2015....  $          16  $           --  $           (4) $             (5) $             7
                                =============  ==============  ==============  ================  ===============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in net income
       (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                          AOCI GAIN
                                                                                                            (LOSS)
                                              NET UNREALIZED                                DEFERRED      RELATED TO
                                                  GAINS                                      INCOME     NET UNREALIZED
                                               (LOSSES) ON                  POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS         DAC       LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  ------------  -------------  -----------  --------------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $          674  $        (88) $        (226) $      (126) $          234
Net investment gains (losses) arising during
  the period.................................           (240)           --             --           --            (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             (6)           --             --           --              (6)
   Excluded from Net income (loss)/(1)/......             --            --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --            --             --           --              --
   Deferred income taxes.....................             --            --             --           74              74
   Policyholders liabilities.................             --            --             35           --              35
                                              --------------  ------------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2016................... $          428  $        (88) $        (191) $       (52) $           97
                                              ==============  ============  =============  ===========  ==============

BALANCE, JANUARY 1, 2015..................... $        2,231  $       (172) $        (420) $      (574) $        1,065
Net investment gains (losses) arising during
  the period.................................         (1,562)           --             --           --          (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              5            --             --           --               5
   Excluded from Net income (loss)/(1)/......             --            --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --            84             --           --              84
   Deferred income taxes.....................             --            --             --          448             448
   Policyholders liabilities.................             --            --            194           --             194
                                              --------------  ------------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          674  $        (88) $        (226) $      (126) $          234
                                              ==============  ============  =============  ===========  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in net income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 794 issues at December 31, 2016 and the 810 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              --------------------- ----------------------- ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE    LOSSES    FAIR VALUE   LOSSES
                                              ---------- ---------- ----------- ----------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    2,455 $       75 $       113 $         6 $    2,568  $      81
  Private corporate..........................      1,483         38         277          17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624          --          --      5,356        624
  States and political subdivisions..........         --         --          18           2         18          2
  Foreign governments........................         73          3          49          11        122         14
  Commercial mortgage-backed.................         66          5         171          67        237         72
  Residential mortgage-backed................         47         --           4          --         51         --

                                               Less Than 12 Months   12 Months or Longer           Total
                                              --------------------- ---------------------- ----------------------
                                                           Gross                 Gross                   Gross
                                                         Unrealized            Unrealized              Unrealized
                                              Fair Value   Losses   Fair Value   Losses    Fair Value    Losses
                                              ---------- ---------- ---------- ----------- ----------- ----------
                                                                         (In Millions)
  Asset-backed............................... $        4 $       -- $        8 $         1 $        12 $        1
  Redeemable preferred stock.................        218          9         12           1         230         10
                                              ---------- ---------- ---------- ----------- ----------- ----------

Total........................................ $    9,702 $      754 $      652 $       105 $    10,354 $      859
                                              ========== ========== ========== =========== =========== ==========
December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $      129 $      359 $        73 $     3,450 $      202
  Private corporate..........................      1,926        102        184          22       2,110        124
  U.S. Treasury, government and agency.......      3,538        305         --          --       3,538        305
  States and political subdivisions..........         19          1         --          --          19          1
  Foreign governments........................         73          7         39          11         112         18
  Commercial mortgage-backed.................         67          2        261          85         328         87
  Residential mortgage-backed................         11         --         29          --          40         --
  Asset-backed...............................         11         --         17           1          28          1
  Redeemable preferred stock.................         43         --         40           2          83          2
                                              ---------- ---------- ---------- ----------- ----------- ----------

Total........................................ $    8,779 $      546 $      929 $       194 $     9,708 $      740
                                              ========== ========== ========== =========== =========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $169 million and $157 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $1,574 million and $1,310 million, or 4.9% and 4.2%, of the $32,123 million and $31,201 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $28 million and $97 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $105 million and $194 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either
   December 31, 2016 or 2015. As of December 31, 2016, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2016 and 2015, respectively, the Company owned
   $6 million and $7 million in RMBS backed by subprime residential mortgage loans, and $5 million and $6 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $5 million.

   At December 31, 2016 and 2015, respectively, the amortized cost of the Company's trading account securities was $9,177 million and $6,866 million with respective fair values of $9,134 million and $6,886 million. Also at December 31, 2016 and 2015, respectively, Trading securities included the General Account's investment in Separate Accounts which had carrying values of $63 million and $82 million and costs of $46 million and $72 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $15 million and $16 million at December 31, 2016 and 2015, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $1 million and $1 million in 2016, 2015 and 2014, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $4 million in 2016, 2015 and 2014, respectively. The TDR mortgage loan shown in the table below has been modified five times since 2011. The modifications extended the maturity from its original maturity of November 5, 2014 to March 5, 2017 and extended interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $15 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                  TROUBLED DEBT RESTRUCTURING--MODIFICATIONS
                               DECEMBER 31, 2016

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             15  $             15

   There were no default payments on the above loan during 2016. There were no agricultural troubled debt restructuring mortgage loans in 2016.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2016, 2015 and 2014 are as follows:

                                               COMMERCIAL MORTGAGE LOANS
                                              --------------------------
                                               2016     2015      2014
                                              ------  --------  --------
ALLOWANCE FOR CREDIT LOSSES:                         (IN MILLIONS)
Beginning Balance, January 1,................ $    6  $     37  $     42
   Charge-offs...............................     --       (32)      (14)
   Recoveries................................     (2)       (1)       --
   Provision.................................      4         2         9
                                              ------  --------  --------
Ending Balance, December 31,................. $    8  $      6  $     37
                                              ======  ========  ========
Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $    8  $      6  $     37
                                              ======  ========  ========

   There were no allowances for credit losses for agricultural mortgage loans in 2016, 2015 and 2014.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2016 and 2015, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2016

                                                        DEBT SERVICE COVERAGE RATIO
                                              -----------------------------------------------
                                                                                        LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- ----- --------
                                                                   (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    738  $   95  $   59  $   56  $   -- $  -- $    948
  50% - 70%..................................     3,217     430     673   1,100      76    --    5,496
  70% - 90%..................................       282      65     229     127      28    46      777
  90% plus...................................        --      --      28      15      --    --       43
                                               --------  ------  ------  ------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989  $1,298  $  104 $  46 $  7,264
                                               ========  ======  ======  ======  ====== ===== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    254  $  138  $  296  $  468  $  286 $  49 $  1,491
  50% - 70%..................................       141      57     209     333     219    45    1,004
  70% - 90%..................................        --      --       2       4      --    --        6
  90% plus...................................        --      --      --      --      --    --       --
                                               --------  ------  ------  ------  ------ ----- --------

Total Agricultural Mortgage Loans............  $    395  $  195  $  507  $  805  $  505 $  94 $  2,501
                                               ========  ======  ======  ======  ====== ===== ========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    992  $  233  $  355  $  524  $  286 $  49 $  2,439
  50% - 70%..................................     3,358     487     882   1,433     295    45    6,500
  70% - 90%..................................       282      65     231     131      28    46      783
  90% plus...................................        --      --      28      15      --    --       43
                                               --------  ------  ------  ------  ------ ----- --------

Total Mortgage Loans.........................  $  4,632  $  785  $1,496  $2,103  $  609 $ 140 $  9,765
                                               ========  ======  ======  ======  ====== ===== ========

   /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2015

                                                         Debt Service Coverage Ratio
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- --------
                                                                    (In Millions)
Commercial Mortgage Loans/(1)/
  0% - 50%...................................  $    533  $   -- $    102 $     12  $   24 $  -- $    671
  50% - 70%..................................     1,392     353      741      853      77    --    3,416
  70% - 90%..................................       141      --      206      134     124    46      651
  90% plus...................................        63      --       --       46      --    --      109
                                               --------  ------ -------- --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  2,129  $  353 $  1,049 $  1,045  $  225 $  46 $  4,847
                                               ========  ====== ======== ========  ====== ===== ========

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (In Millions)
Agricultural Mortgage Loans/(1)/
  0% - 50%...................................  $    204  $  116 $    277 $    432  $  256 $   51 $  1,336
  50% - 70%..................................       146      80      192      298     225     47      988
  70% - 90%..................................        --      --        2        4      --     --        6
  90% plus...................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    350  $  196 $    471 $    734  $  481 $   98 $  2,330
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
  0% - 50%...................................  $    737  $  116 $    379 $    444  $  280 $   51 $  2,007
  50% - 70%..................................     1,538     433      933    1,151     302     47    4,404
  70% - 90%..................................       141      --      208      138     124     46      657
  90% plus...................................        63      --       --       46      --     --      109
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  2,479  $  549 $  1,520 $  1,779  $  706 $  144 $  7,177
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016 and 2015, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN



                                                                                                     TOTAL
                                               30-59  60-89        90 DAYS                         FINANCING
                                               DAYS   DAYS    OR (GREATER THAN)   TOTAL  CURRENT  RECEIVABLES
                                              ------- ------ -------------------- ----- --------- -----------
                                                                                    (IN MILLIONS)
DECEMBER 31, 2016:
------------------

  Commercial................................. $    -- $   -- $                 -- $  -- $   7,264  $    7,264
  Agricultural...............................       9      2                    6    17     2,484       2,501
                                              ------- ------ -------------------- ----- ---------  ----------
TOTAL MORTGAGE LOANS......................... $     9 $    2 $                  6 $  17 $   9,748  $    9,765
                                              ======= ====== ==================== ===== =========  ==========

December 31, 2015:
------------------

  Commercial................................. $    -- $   -- $                 30 $  30 $   4,817  $    4,847
  Agricultural...............................      12      7                    4    23     2,307       2,330
                                              ------- ------ -------------------- ----- ---------  ----------
Total Mortgage Loans......................... $    12 $    7 $                 34 $  53 $   7,124  $    7,177
                                              ======= ====== ==================== ===== =========  ==========

                                                      RECORDED
                                                     INVESTMENT
                                              OR (GREATER THAN) 90 DAYS
                                                         AND
                                                      ACCRUING
                                              --------------------------

DECEMBER 31, 2016:
------------------

  Commercial................................. $                       --
  Agricultural...............................                          6
                                              --------------------------
TOTAL MORTGAGE LOANS......................... $                        6
                                              ==========================

December 31, 2015:
------------------

  Commercial................................. $                       --
  Agricultural...............................                          4
                                              --------------------------
Total Mortgage Loans......................... $                        4
                                              ==========================

   The following table provides information relating to impaired mortgage loans at December 31, 2016 and 2015, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --     $        22  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       15 $       15 $       --     $        22  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)    $        48  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       27 $       27 $       (8)    $        48  $        2
                                              ========== ========== ==========     ===========  ==========

December 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       46 $       46 $       --     $        15  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $       46 $       46 $       --     $        15  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       63 $       63 $       (6)    $       137  $        4
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $       63 $       63 $       (6)    $       137  $        4
                                              ========== ========== ==========     ===========  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests, real estate joint ventures and investment companies accounted for under the equity method with a total carrying value of $1,295 million and $1,363 million, respectively, at December 31, 2016 and 2015. The Company's total equity in net income (losses) for these limited partnership interests was $60 million, $71 million and $206 million, respectively, for 2016, 2015 and 2014.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a Derivative Use Plan approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest-rate risk arising from issuance of funding agreements

   The Company issues fixed and floating rate funding agreements, to fund originated non-recourse commercial real estate mortgage loans, the terms of which may result in short term economic interest rate risk between mortgage loan commitment and mortgage loan funding. The company uses forward interest-rate swaps to protect against interest rate fluctuations during this period. Realized gains and losses from the forward interest rate swaps are amortized over the life of the loan in interest credited to policyholder's account balances.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   Periodically, the Company enters into futures on equity indices to mitigate the impact on net income from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty, in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2016 and 2015, respectively, the Company's unrealized gains (losses) related to this program were $(97) million and $(4) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the super senior tranche of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   During third quarter 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. In 2016, the Company derecognized approximately $995 million U.S. Treasury securities for which the Company received proceeds of approximately $1,007 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2016, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $888 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2016 is approximately $(154) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2016

                                                               FAIR VALUE
                                                         -----------------------
                                                                                 GAINS (LOSSES)
                                               NOTIONAL     ASSET     LIABILITY   REPORTED IN
                                                AMOUNT   DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              ---------- ----------- ----------- --------------
                                                                (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $    5,086 $         1 $         1 $         (826)
  Swaps......................................      3,529          13          67           (290)
  Options....................................     11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................      1,500          11          --              4
  Swaps......................................     18,933         246       1,163           (224)
  Futures....................................      6,926          --          --             --
  Swaptions..................................         --          --          --             87

                                                              FAIR VALUE
                                                        -----------------------
                                                                                GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY   REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              --------- ----------- ----------- --------------
                                                                (IN MILLIONS)
Credit contracts:/(1)/
  Credit default swaps....................... $   2,757  $       20  $       15  $          15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............        --      10,316          --           (262)
GMxB derivative features' liability/(2)(4)/..        --          --       5,348            137
SCS, SIO, MSO and IUL indexed
  features/(3)(4)/...........................        --          --         875           (576)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,599  $    9,383  $      (1,163)
                                              =========  ==========  ==========  =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2015

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   7,089  $        2  $        3  $         (84)
  Swaps......................................     1,359           8          21            (45)
  Options....................................     7,358       1,042         652             14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61          --             12
  Swaps......................................    13,718         351         108             (8)
  Futures....................................     8,685          --          --            (81)
  Swaptions..................................        --          --          --            118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16          38            (14)
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       263           5           4              7
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,585          --           (316)
GMxB derivative features' liability/(2)(4)/..        --          --       5,172           (749)
SCS, SIO, MSO and IUL indexed
  features/(3)(4)/...........................        --          --         298             71
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2015.................. $  42,714  $   12,070  $    6,296  $      (1,075)
                                              =========  ==========  ==========  =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2016 are exchange-traded and net settled daily in cash. At December 31, 2016, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $209 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $28 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $15 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2016 and 2015, respectively, the Company held $755 million and $655 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2016 and 2015, respectively, were $700 million and $5 million, for which the Company posted collateral of $820 million and $5 million at December 31, 2016 and 2015, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2016 and 2015, the balance outstanding under reverse repurchase transactions was $0 million and $79 million, respectively. At December 31, 2016 and 2015, the balance outstanding under securities repurchase transactions was $1,996 million and $1,890 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2016

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    2,128 $        1,219 $            909
Interest rate contracts......................        253          1,162             (909)
Credit contracts.............................         20             14                6
Currency.....................................         48              1               47
Margin.......................................        107              6              101
Collateral...................................        712            747              (35)
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,268          3,149              119
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          4             --                4
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,272          3,149              123
Other financial instruments..................      2,103             --            2,103
                                              ---------- -------------- ----------------
  Other invested assets...................... $    5,375 $        3,149 $          2,226
                                              ========== ============== ================
Securities purchased under agreement to
  resell..................................... $       -- $           -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,219 $        1,219 $             --
Interest rate contracts......................      1,162          1,162               --
Credit contracts.............................         14             14               --
Currency.....................................          1              1               --
Margin.......................................          6              6               --
Collateral...................................        747            747               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,149          3,149               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,149          3,149               --
Other non-financial liabilities..............      2,108             --            2,108
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    5,257 $        3,149 $          2,108
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $           -- $          1,992
                                              ========== ============== ================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets (including derivative assets of consolidated VIEs), $3 million long exchange traded options and $83 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $11 million net derivative liabilities (including derivative liabilities of consolidated VIEs), $1 million short exchange traded options.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016.

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2016

                                                                COLLATERAL (RECEIVED)/HELD
                                                                -------------------------
                                               FAIR VALUE OF     FINANCIAL                      NET
                                                   ASSETS       INSTRUMENTS      CASH         AMOUNTS
                                              ----------------  -----------   ----------   ------------
                                                                   (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $             46  $        --   $      (48)  $         (2)
Counterparty B...............................             (128)          --          132              4
Counterparty C...............................             (116)          --          138             22
Counterparty D...............................              182           --         (176)             6
Counterparty E...............................              (65)          --           83             18
Counterparty F...............................               (3)          --           16             13
Counterparty G...............................              219           --         (214)             5
Counterparty H...............................              104           --         (110)            (6)
Counterparty I...............................             (188)          --          203             15
Counterparty J...............................              (93)          --          115             22
Counterparty K...............................               92           --          (96)            (4)
Counterparty L...............................               (3)          --            3             --
Counterparty M...............................             (105)          --          120             15
Counterparty N...............................                4           --           --              4
Counterparty Q...............................               10           --          (11)            (1)
Counterparty T...............................               --           --            2              2
Counterparty U...............................                1           --           10             11
Counterparty V...............................               96           --         (101)            (5)
                                              ----------------   -----------   ----------  ------------
  Total Derivatives.......................... $             53  $        --   $       66   $        119
Other financial instruments..................            2,103           --           --          2,103
                                              ----------------   -----------   ----------  ------------
  OTHER INVESTED ASSETS...................... $          2,156  $        --   $       66   $      2,222
                                              ================   ===========   ==========  ============

                                                                COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -------------------------
                                              PRESENTED IN THE   FINANCIAL                      NET
                                               BALANCE SHEETS   INSTRUMENTS      CASH         AMOUNTS
                                              ----------------  -----------   ----------   ------------
                                                                   (IN MILLIONS)
LIABILITIES/(2)/
Counterparty D............................... $            767  $      (767)  $       --   $         --
Counterparty M...............................              410         (410)          --             --
Counterparty C...............................              302         (296)          (2)             4
Counterparty W...............................              513         (513)          --             --
                                              ----------------   -----------   ----------  ------------
  Securities sold under agreement to
   repurchase/(3)/........................... $          1,992  $    (1,986)  $       (2)  $          4
                                              ================   ===========   ==========  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets (including those related to derivative assets of consolidated VIEs) and $83 million related to securities borrowed.
  /(2)/Excludes Investment Management segment's cash collateral pledged of $8 million related to derivative liabilities (including those related to derivative liabilities of consolidated VIEs).
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                                    AT DECEMBER 31, 2016
                                              ----------------------------------------------------------------
                                                      REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------------
                                              OVERNIGHT AND   UP TO 30        30-90     GREATER THAN
                                               CONTINUOUS       DAYS          DAYS        90 DAYS      TOTAL
                                              ------------- ------------- ------------- ------------- --------
                                                            (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE/(2)/
  U.S. Treasury and agency securities........ $          --   $     1,992 $          -- $          -- $  1,992
                                              -------------   ----------- ------------- ------------- --------
Total........................................ $          --   $     1,992 $          -- $          -- $  1,992
                                              -------------   ----------- ------------- ------------- --------

  /(1)/Excludes Investment Management segment's $83 million of securities borrowed.
  /(2)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2015

                                                             Gross
                                                Gross       Amounts        Net Amounts
                                               Amounts   Offset in the   Presented in the
                                              Recognized Balance Sheets   Balance Sheets
                                              ---------- -------------- -----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,049 $          673 $             376
Interest rate contracts......................        389            104               285
Credit contracts.............................         14             37               (23)
                                              ---------- -------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452            814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20             --                20
                                              ---------- -------------- -----------------
  Total Derivatives..........................      1,472            814               658
Other financial instruments/(2) (4)/.........      1,130             --             1,130
                                              ---------- -------------- -----------------
  Other invested assets/(2)/................. $    2,602 $          814 $           1,788
                                              ========== ============== =================
  Securities purchased under agreement to
   resell.................................... $       79 $           -- $              79
                                              ========== ============== =================

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      673 $          673 $              --
Interest rate contracts......................        104            104                --
Credit contracts.............................         37             37                --
                                              ---------- -------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814            814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --                --
                                              ---------- -------------- -----------------
  Total Derivatives..........................        814            814                --
Other non-financial liabilities..............      2,534             --             2,534
                                              ---------- -------------- -----------------
  Other liabilities.......................... $    3,348 $          814 $           2,534
                                              ========== ============== =================
  Securities sold under agreement to
   repurchase................................ $    1,890 $           -- $           1,890
                                              ========== ============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2015

                                                                    Collateral (Received)/Held
                                                                    -------------------------
                                                                     Financial                     Net
                                              Fair Value of Assets  Instruments      Cash        Amounts
                                              --------------------  -----------  ------------  ------------
                                                                      (In Millions)
ASSETS/(1)/
Counterparty A...............................      $            52  $        --  $        (52) $         --
Counterparty B...............................                    9           --            (7)            2
Counterparty C...............................                   61           --           (58)            3
Counterparty D...............................                  222           --          (218)            4
Counterparty E...............................                   53           --           (53)           --
Counterparty F...............................                   (2)          --             2            --
Counterparty G...............................                  129           --          (129)           --
Counterparty H...............................                   16          (11)           (5)           --
Counterparty I...............................                   44           --           (39)            5
Counterparty J...............................                   19           --           (13)            6
Counterparty K...............................                   17           --           (17)           --
Counterparty L...............................                    7           --            (7)           --
Counterparty M...............................                   11           --           (10)            1
Counterparty N...............................                   20           --            --            20
Counterparty Q...............................                   --           --            --            --
Counterparty T...............................                   (3)          --             3            --
Counterparty U...............................                   --           --             1             1
Counterparty V...............................                    3           --            (3)           --
                                                   ---------------  -----------  ------------  ------------
  Total Derivatives..........................      $           658  $       (11) $       (605) $         42
Other financial instruments/(2) (4)/.........                1,130           --            --         1,130
                                                   ---------------  -----------  ------------  ------------
  Other invested assets/(2)/.................      $         1,788  $       (11) $       (605) $      1,172
                                                   ===============  ===========  ============  ============
Counterparty M...............................      $            28  $       (28) $         --  $         --
Counterparty V...............................      $            51  $       (51) $         --  $         --
                                                   ---------------  -----------  ------------  ------------
Securities purchased under agreement to
  resell.....................................      $            79  $       (79) $         --  $         --
                                                   ===============  ===========  ============  ============
LIABILITIES/(3)/
Counterparty D...............................      $           234  $      (234) $         --            --
Counterparty C...............................                1,033       (1,016)          (17)           --
Counterparty M...............................                  623         (611)          (12)           --
                                                   ---------------  -----------  ------------  ------------
  Securities sold under agreement to
   repurchase................................      $         1,890  $    (1,861) $        (29) $         --
                                                   ===============  ===========  ============  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                               At December 31, 2015
                                              ------------------------------------------------------
                                                 Remaining Contractual Maturity of the Agreements
                                              ------------------------------------------------------
                                              Overnight and  Up to 30   30-90  Greater Than
                                               Continuous      days     days     90 days     Total
                                              ------------- ---------- ------- ------------ --------
                                                                  (In Millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,865 $    25   $       -- $  1,890
                                                ----------- ---------- -------   ---------- --------
Total........................................   $        -- $    1,865 $    25   $       -- $  1,890
                                                ----------- ---------- -------   ---------- --------
Securities purchased under agreement to resell
  Corporate securities.......................   $        -- $       79 $    --   $       -- $     79
                                                ----------- ---------- -------   ---------- --------
Total........................................   $        -- $       79 $    --   $       -- $     79
                                                ----------- ---------- -------   ---------- --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed and $10 million of securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2016       2015       2014
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,418  $   1,420  $   1,431
Mortgage loans on real estate................       461        338        306
Repurchase agreement.........................         1          1         --
Other equity investments.....................       170         84        200
Policy loans.................................       210        213        216
Trading securities...........................        80         17         63
Other investment income......................        44         40         49
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,384      2,113      2,265
Investment expenses..........................       (66)       (56)       (55)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,318  $   2,057  $   2,210
                                              =========  =========  =========

   For 2016, 2015 and 2014, respectively, Net investment income (loss) from derivatives included $(4) million, $474 million and $899 million of realized gains (losses) on contracts closed during those periods and $(458) million, $(555) million and $706 million of unrealized gains (losses) on derivative positions at each respective year end.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2016, 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                  2016          2015          2014
                                              ------------  ------------  ------------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (19) $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........          (22)           20            22
                                              ------------  ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (41)          (43)           22
Interest and dividend income from trading
  securities.................................          121            60            41
                                              ------------  ------------  ------------
Net investment income (loss) from trading
  securities................................. $         80  $         17  $         63
                                              ------------  ------------  ------------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                              TWELVE MONTHS ENDED DECEMBER 31,
                                              ------------------------------
                                                2016        2015       2014
                                              --------   ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $     (3)  $     (17) $     (54)
Mortgage loans on real estate................       (2)         (1)        (3)
Other equity investments.....................       (2)         (5)        (2)
Other........................................       23           3          1
                                              --------   ---------  ---------
Investment Gains (Losses), Net............... $     16   $     (20) $     (58)
                                              ========   =========  =========

   For 2016, 2015 and 2014, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $4 million and $5 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,584 million and $3,562 million at December 31, 2016 and 2015, respectively. The Company annually tests goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2016 and 2015, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $625 million and $610 million at December 31, 2016 and 2015, respectively and the accumulated amortization of these intangible assets was $468 million and $439 million at December 31, 2016 and 2015, respectively. Amortization expense related to the AB intangible assets totaled $29 million, $28 million and $27 million for 2016, 2015 and 2014, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2016 and 2015, respectively, net deferred sales commissions totaled $64 million and $99 million and are included within Other assets.
   The estimated amortization expense of deferred sales commissions, based on the December 31, 2016 net asset balance for each of the next five years is $32 million, $21 million, $8 million, $3 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2016, the Company determined that the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. The excess of the purchase price over the current fair value of identifiable net assets acquired resulted in the recognition of $22 million of goodwill. AB recorded
   $10 million of definite-lived intangible assets relating to investment management contracts.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015 and 2016, AB purchased additional shares of CPH, bringing AB's ownership interest to 90.0% as of December 31, 2016.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $170 million and $157 million at December 31, 2016 and 2015, respectively. Amortization of capitalized software in 2016, 2015 and 2014 were $52 million, $55 million and $50 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2016     2015
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,179 $  7,363
Policyholder dividend obligation.............       52       81
Other liabilities............................       43      100
                                              -------- --------
Total Closed Block liabilities...............    7,274    7,544
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,884 and
  $4,426)....................................    4,025    4,599
Mortgage loans on real estate................    1,623    1,575
Policy loans.................................      839      881
Cash and other invested assets...............      444       49
Other assets.................................      181      258
                                              -------- --------
Total assets designated to the Closed Block..    7,112    7,362
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      162      182
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $(52) and $(81)........................      100      103
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    262 $    285
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  212  $  236  $  246
Investment income (loss).....................    349     368     378
Net investment gains (losses)................     (1)      2      (4)
                                              ------  ------  ------
Total revenues...............................    560     606     620
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    522     550     570
Other operating costs and expenses...........      4       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    526     554     574
                                              ------  ------  ------
Net revenues, before income taxes............     34      52      46
Income tax (expense) benefit.................    (12)    (18)    (16)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   22  $   34  $   30
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              -----------------
                                                2016     2015
                                              -------  --------
                                                (IN MILLIONS)
Balances, beginning of year.................. $    81  $    201
Unrealized investment gains (losses).........     (29)     (120)
                                              -------  --------
Balances, End of year........................ $    52  $     81
                                              =======  ========

6) CONTRACTHOLDER BONUS INTEREST CREDITS AND DEFERRED ACQUISITION COST

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2016    2015
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  534  $  557
Contractholder bonus interest credits
  deferred...................................     13      17
Amortization charged to income...............    (43)    (40)
                                              ------  ------
Balance, End of Year......................... $  504  $  534
                                              ======  ======

   Changes in deferred acquisition costs were as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2016      2015
                                              --------  --------
                                                 (IN MILLIONS)
Balance, beginning of year................... $  5,139  $  4,801
Capitalization of commissions, sales and
  issue expenses.............................      594       615
Amortization.................................     (881)     (361)
Change in unrealized investment gains and
  losses.....................................       --        84
                                              --------  --------
Balance, End of Year......................... $  4,852  $  5,139
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2016

                                                LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ---------- ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs................        342       205          6        553
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830          6      1,178
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,316     10,316
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,901 $  166,897
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,348 $    5,348
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       875         --        875
Liabilities of consolidated VIEs..............        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     877  $   5,366 $    6,491
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2015

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  13,345  $      31 $   13,376
   Private Corporate..........................         --      6,537        389      6,926
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         16         --         49         65
  Trading securities..........................        735      6,151         --      6,886
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts asset..............         --         --     10,585     10,585
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,956 $  160,507
                                               ==========  =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       --  $      --  $   5,172 $    5,172
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        298         --        298
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     298  $   5,203 $    5,501
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities was approximately $24,918 million and $24,216 million or approximately 16.0% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities was approximately $7,652 million and $7,677 million or approximately 4.9% and 5.1% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2016 and 2015, respectively, the net fair value of freestanding derivative positions was approximately
   $51 million and $659 million or approximately 8.2% and 64.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015 respectively, investments classified as Level 1 comprise approximately 71.1% and 71.8% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2016 and 2015 respectively, investments classified as Level 2 comprise approximately 27.9% and 27.3% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2016 and 2015, respectively, approximately $340 million and $673 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprised approximately 1.0% and 0.9% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2016 and 2015, respectively, were approximately $111 million and $119 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $373 million and $543 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features' liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to guarantee embedded derivative features over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $139 million and $123 million at December 31, 2016 and 2015, respectively, to recognize incremental counterparty nonperformance risk.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Income (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2016, five of the Company's consolidated VIEs that are open-end Luxembourg funds hold $6 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During the third quarter of 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2016, 2015 and 2014 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  --------  ----------  -----------  --------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $     420    $        45  $      1  $      503    $      --  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --        --
     Investment gains (losses), net............         1             --        --         (67)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
  Subtotal.....................................         1             --        --         (67)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
Other comprehensive income (loss)..............         7             (2)       --          14           --         1
Purchases......................................       572             --        --          --           --        --
Sales..........................................      (142)            (1)       --         (87)          --        (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --        --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --        (9)
                                                ---------    -----------  --------  ----------    ---------  --------
BALANCE, DECEMBER 31, 2016..................... $     845    $        42  $     --  $      349    $      --  $     24
                                                =========    ===========  ========  ==========    =========  ========

BALANCE, JANUARY 1, 2015....................... $     380    $        47  $     --  $      715    $       2  $     53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --           1           --        --
     Investment gains (losses), net............         2             --        --         (38)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
  Subtotal.....................................         5             --        --         (37)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
Other comprehensive income (loss)..............       (25)            (1)       --          64           --        (4)
Purchases......................................        60             --         1          --           --        --
Sales..........................................       (38)            (1)       --        (175)          (2)       (9)
Transfers into Level 3/(1)/....................        99             --        --          --           --        --
Transfers out of Level 3/(1)/..................       (61)            --        --         (64)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
BALANCE, DECEMBER 31, 2015..................... $     420    $        45  $      1  $      503    $      --  $     40
                                                =========    ===========  ========  ==========    =========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                                             State and             Commercial  Residential
                                                             Political    Foreign  Mortgage-    Mortgage-    Asset-
                                                Corporate  Sub-divisions   Govts     backed      backed      backed
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (In Millions)

BALANCE, JANUARY 1, 2014....................... $     291    $        46  $     -- $      700     $      4  $    83
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         2             --        --          2           --       --
     Investment gains (losses), net............         3             --        --        (89)          --       --
                                                ---------    -----------  -------- ----------     --------  -------
  Subtotal.....................................         5             --        --        (87)          --       --
                                                ---------    -----------  -------- ----------     --------  -------
Other comprehensive income (loss)..............         6              2        --        135           --        7
Purchases......................................       162             --        --         --           --       --
Sales..........................................       (30)            (1)       --        (20)          (2)     (37)
Transfers into Level 3/(1)/....................        15             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (69)            --        --        (13)          --       --
                                                ---------    -----------  -------- ----------     --------  -------
BALANCE, DECEMBER 31, 2014..................... $     380    $        47  $     -- $      715     $      2  $    53
                                                =========    ===========  ======== ==========     ========  =======

                                                                                                         GMXB
                                                REDEEMABLE       OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ----------- ---------------  ------------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $        --   $          49  $     10,585  $    313  $    (5,172)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --            --        --           --           --
     Investment gains (losses), net............          --              --            --        19           --           --
     Net derivative gains (losses).............          --              --          (262)       --          137           --
                                                -----------   -------------  ------------  --------  -----------  -----------
  Subtotal.....................................          --              --          (262)       19          137           --
                                                -----------   -------------  ------------  --------  -----------  -----------
Other comprehensive income (loss)..............          --              (2)           --        --           --           --
Purchases/(3)/.................................           1              --           223        10         (317)          11
Sales/(4)/.....................................          --              --          (230)       --            4           --
Settlements/(5)/...............................          --              --            --        (7)          --          (24)
Activities related to VIEs.....................          --              20            --        --           --           --
Transfers into Level 3/(1)/....................          --              --            --         1           --           --
Transfers out of Level 3/(1)/..................          --             (56)           --       (23)          --           --
                                                -----------   -------------  ------------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $         1   $          11  $     10,316  $    313  $    (5,348) $        18
                                                ===========   =============  ============  ========  ===========  ===========

BALANCE, JANUARY 1, 2015....................... $        --   $          61  $     10,725  $    260  $    (4,150)          42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --            --        --           --           --
     Investment gains (losses), net............          --               5            --        36           --           --
     Net derivative gains (losses).............          --              --          (316)       --         (749)          --
                                                -----------   -------------  ------------  --------  -----------  -----------
  Subtotal.....................................          --               5          (316)       36         (749)          --
                                                -----------   -------------  ------------  --------  -----------  -----------

                                                                                                           GMxB
                                                 Redeemable        Other           GMIB      Separate   derivative  Contingent
                                                 Preferred        Equity        Reinsurance  Accounts   features'     Payment
                                                   Stock      Investments/(2)/     Asset      Assets    liability   Arrangement
                                                -----------  -----------------  -----------  --------  -----------  -----------
                                                                                 (In Millions)
Purchases/(3)/................................. $        --  $               1  $       229  $     26  $      (274) $        --
Sales/(4)/.....................................          --                (20)         (53)       (2)           1          (11)
Settlements/(5)/...............................          --                 --           --        (5)          --           --
Transfers into Level 3/(1)/....................          --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................          --                 --           --        (2)          --           --
                                                -----------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        --  $              49  $    10,585  $    313  $    (5,172) $        31
                                                ===========  =================  ===========  ========  ===========  ===========

                                                                                                           GMxB
                                                 Redeemable        Other           GMIB      Separate   derivative  Contingent
                                                 Preferred        Equity        Reinsurance  Accounts   features'     Payment
                                                   Stock      Investments/(2)/     Asset      Assets    liability   Arrangement
                                                -----------  -----------------  -----------  --------  -----------  -----------
                                                                                 (In Millions)

BALANCE, JANUARY 1, 2014....................... $        15  $              52  $     6,758  $    237  $    (2,025) $        38
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --                  3           --        --           --           --
     Investment gains (losses), net............          --                  1           --        15           --           --
     Net derivative gains (losses).............          --                 --        3,855        --       (1,874)          --
                                                -----------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................          --                  4        3,855        15       (1,874)          --
                                                -----------  -----------------  -----------  --------  -----------  -----------
Purchases/(3)/.................................          --                  8          225        16         (251)           9
Sales/(4)/.....................................         (15)                (1)        (113)       (3)          --           (5)
Settlements/(5)/...............................          --                 --           --        (5)          --           --
Transfers into Level 3/(1)/....................          --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................          --                 (2)          --        --           --           --
                                                -----------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2014..................... $        --  $              61  $    10,725  $    260  $    (4,150) $        42
                                                ===========  =================  ===========  ========  ===========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Level 3 amounts for Trading securities and consolidated VIE investments.
  /(3)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(4)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(5)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2016 and 2015, respectively:

                                                         INCOME (LOSS)
                                                -------------------------------
                                                INVESTMENT    NET
                                                  GAINS    DERIVATIVE
                                                (LOSSES),    GAINS
                                                   NET      (LOSSES)     OCI
                                                ---------- ---------- ---------
                                                         (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2016
STILL HELD AT DECEMBER 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $      11
     State and political subdivisions..........         --         --        (1)
     Commercial mortgage-backed................         --         --         9
     Asset-backed..............................         --         --         1
                                                ---------- ---------- ---------
       Subtotal................................ $       -- $       -- $      20
                                                ---------- ---------- ---------

                                                          INCOME (LOSS)
                                                --------------------------------
                                                INVESTMENT    NET
                                                  GAINS    DERIVATIVE
                                                (LOSSES),    GAINS
                                                   NET      (LOSSES)      OCI
                                                ---------- ----------  ---------
                                                          (IN MILLIONS)
   GMIB reinsurance contracts.................. $       -- $     (262) $      --
   Separate Accounts' assets/(1)/..............         20         --         --
   GMxB derivative features' liability.........         --        137         --
                                                ---------- ----------  ---------
       Total................................... $       20 $     (125) $      20
                                                ========== ==========  =========

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       --  $     (25)
     State and political subdivisions..........         --         --         (2)
     Commercial mortgage-backed................         --         --         61
     Asset-backed..............................         --         --         (4)
                                                ---------- ----------  ---------
       Subtotal................................ $       -- $       --  $      30
                                                ---------- ----------  ---------
     GMIB reinsurance contracts................         --       (316)        --
     Separate Accounts' assets/(1)/............         36         --         --
     GMxB derivative features' liability.......         --       (749)        --
                                                ---------- ----------  ---------
       Total................................... $       36 $   (1,065) $      30
                                                ========== ==========  =========

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2016 and 2015, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2016

                                FAIR         VALUATION              SIGNIFICANT
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT           RANGE
                               ------- ---------------------- ------------------------- -----------------
ASSETS:                                                      (IN MILLIONS)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve  0 BPS - 565 BPS

                                   636 Market comparable               EBITDA multiples   4.3X - 25.6X
                                         companies                        Discount rate   7.0% - 17.8%
                                                                    Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model            Spread over U.S.
                                                                         Treasury curve 25 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal        Capitalization rate       4.8%
                                                               Exit capitalization rate       5.7%
                                                                          Discount rate       6.6%

                                     3 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve 273 BPS - 512 BPS
                                                                        Discount factor    1.1% - 7.0%
---------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,316 Discounted cash flow                 Lapse Rates    1.5% - 5.7%
  asset.......................                                         Withdrawal rates    0.0% - 8.0%
                                                                 GMIB Utilization Rates   0.0% - 16.0%
                                                                   Non-performance risk  5 BPS - 17 BPS
                                                              Volatility rates - Equity   11.0% - 38.0%
---------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE
                               ------ --------------------- ------------------------  ----------------
                                                            (IN MILLIONS)
LIABILITIES:
GMIBNLG....................... $5,184 Discounted cash flow           Non-performance
                                                                    risk Lapse Rates        1.1%
                                                                    Withdrawal Rates    1.2% - 26.2%
                                                                  Annuitization  NLG    0.0% - 8.0%
                                                                    Forfeiture Rates    0.0% - 16.0%
                                                                    Long-term equity    0.55% - 2.1%
                                                                          Volatility       20.0%
------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    114 Discounted cash flow    Lapse Rates Withdrawal    1.0% - 5.7%
                                                            Rates  Utilization Rates    0.0% - 7.0%
                                                                  Volatility rates -  100% AFTER DELAY
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------
GIB...........................     30 Discounted cash flow    Lapse Rates Withdrawal    1.0% - 5.7%
                                                            Rates  Utilization Rates    0.0% - 8.0%
                                                                  Volatility rates -  100% AFTER DELAY
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------
GMAB..........................     20 Discounted cash flow    Lapse Rates Volatility    1.0% - 11.0%
                                                                      rates - Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2015

                                 Fair         Valuation                  Significant
                                 Value        Technique               Unobservable Input               Range
                                ------- ---------------------- --------------------------------- -----------------
                                                              (In Millions)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    61 Matrix pricing model
                                                               Spread over the industry-specific
                                                                           benchmark yield curve 50 bps - 565 bps
------------------------------------------------------------------------------------------------------------------

                                    154 Market comparable                                 EBITDA   7.8x - 19.1x
                                          companies                      multiples Discount rate   7.0% - 12.6%
                                                                             Cash flow Multiples   14.0x - 16.5x
------------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                    Spread over U.S.
                                                                                  Treasury curve 30 bps - 687 bps
------------------------------------------------------------------------------------------------------------------

   Other equity investments....      10 Market comparable                                Revenue
                                          companies                          multiple Marketable    2.5x - 4.8x
                                                                                        Discount       30.0%
------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal                Capitalization rate       4.9%
                                                                        Exit capitalization rate       5.9%
                                                                                   Discount rate       6.7%

                                      7 Discounted cash flow                    Spread over U.S.
                                                                                  Treasury curve
                                                                          Gross domestic product 280 bps - 411 bps
                                                                                            rate    0.0% - 1.1%
                                                                                 Discount factor    2.3% - 5.9%
------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract        10,585 Discounted cash flow                         Lapse Rates    0.6% - 5.7%
  asset........................                                                 Withdrawal rates    0.2% - 8.0%
                                                                          GMIB Utilization Rates    0.0% - 15%
                                                                            Non-performance risk  5 bps - 18 bps
                                                                       Volatility rates - Equity     9% - 35%
------------------------------------------------------------------------------------------------------------------

                               Fair        Valuation              Significant
                               Value       Technique           Unobservable Input          Range
                               ------ --------------------- ------------------------  ----------------
                                                            (In Millions)
LIABILITIES:
GMIBNLG....................... $4,987 Discounted cash flow           Non-performance
                                                                    risk Lapse Rates        1.5%
                                                                    Withdrawal Rates    1.2% - 26.2%
                                                                  Annuitization  NLG    0.0% - 11.5%
                                                                    Forfeiture Rates    0.0% - 16.0%
                                                                    Long-term equity    0.55% - 2.1%
                                                                          Volatility       20.0%
------------------------------------------------------------------------------------------------------

GWBL/GMWB.....................    120 Discounted cash flow    Lapse Rates Withdrawal    1.0% - 5.7%
                                                            Rates  Utilization Rates    0.0% - 7.0%
                                                                  Volatility rates -  100% after delay
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

GIB...........................     35 Discounted cash flow                Withdrawal
                                                             Rates Utilization Rates    0.0% - 8.0%
                                                                  Volatility rates -  100% after delay
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

GMAB..........................     29 Discounted cash flow    Lapse Rates Volatility    1.0% - 11.0%
                                                                      rates - Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2016 and 2015, respectively, are approximately $594 million and $865 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 37.5% and 63.1% of total assets classified as Level 3 and represent only 0.4% and 0.6% of total assets measured at fair value on a recurring basis at December 31, 2016 and 2015 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2016 and 2015, respectively, are approximately $691 million and $215 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 81.8% and 51.2% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2016 and 2015, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2016 and 2015, are approximately 8.3% and 7.5%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2016 and 2015, primarily consist of a private real estate fund with a fair value of approximately $295 million and $271 million, a private equity investment with a fair value of approximately $1 million and $2 million and mortgage loans with fair value of approximately $2 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $12 million and $3 million at December 31, 2016 and $28 million and $7 million at December 31, 2015, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company's data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB benefit accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $31 million as of December 31, 2016 and 2015, respectively) were currently valued using projected AUM growth rates with a weighted average of 18.0% and 46.0%, revenue growth rates (with a range of 4.0% to 31.0%) and 43.0%, and a discount rate (with a range of 1.4% to 6.4%) and 3.0% as of December 31, 2016 and December 31, 2015, respectively.

   The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                 FAIR VALUE
                                              ------------------------------------------------
                                               CARRYING
                                                VALUE    LEVEL 1 LEVEL 2  LEVEL 3     TOTAL
                                              ---------- ------- ------- ---------- ----------
                                                               (IN MILLIONS)
December 31, 2016:
Mortgage loans on real estate................ $    9,757 $    -- $    -- $    9,608 $    9,608
Loans to affiliates..........................        703      --     775         --        775
Policyholders liabilities: Investment
  contracts..................................      2,226      --      --      2,337      2,337
Funding Agreements...........................      2,255      --   2,202         --      2,202
Policy loans.................................      3,361      --      --      4,257      4,257
Short-term debt..............................        513      --     513         --        513
Separate Account Liabilities.................      6,194      --      --      6,194      6,194
December 31, 2015:
Mortgage loans on real estate................ $    7,171 $    -- $    -- $    7,257 $    7,257
Loans to affiliates..........................      1,087      --     795        390      1,185
Policyholders liabilities: Investment
  contracts..................................      7,325      --      --      7,430      7,430
Funding Agreements...........................        500      --     500         --        500
Policy loans.................................      3,393      --      --      4,343      4,343
Short-term debt..............................        584      --     584         --        584
Separate Account Liabilities.................      5,124      --      --      5,124      5,124

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities without NLG, before reinsurance ceded, reflected in the Consolidated Balance Sheet in Future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2014................... $  1,612  $  4,385  $  5,997
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      344       539       883
                                              --------  --------  --------
Balance at December 31, 2014.................    1,725     4,704     6,429
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (728)      851
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,887     6,878
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       264       795
                                              --------  --------  --------
Balance at December 31, 2016................. $  3,165  $  3,870  $  7,035
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the Consolidated Balance Sheet in amounts due to reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2014................... $         791
  Paid guarantee benefits....................          (114)
  Other changes in reserve...................           156
                                              -------------
Balance at December 31, 2014.................           833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016................. $       1,558
                                              =============

   The GMxB derivative features' liability and the liability for SCS, SIO, MSO and IUL indexed features are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below are the fair values of these liabilities at December 31, 2016 and 2015:

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMIBNLG/(1)/................................. $   5,184 $   4,987
SCS,MSO, IUL features/(2)/...................       875       298
GWBL/GMWB/(1)/...............................       114       120
GIB/(1)/.....................................        30        35
GMAB/(1)/....................................        20        29
                                              --------- ---------
Total Embedded and Freestanding derivative
  liability.................................. $   6,223 $   5,469
                                              ========= =========
GMIB reinsurance contract asset/(3)/......... $  10,316 $  10,585
                                              ========= =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset in the consolidated balance sheets.

   The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                    ---------  --------  --------  ---------  ---------
                                                                   (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,642  $    121  $     72  $     220  $  14,055
   Separate Accounts............................... $  40,736  $  8,905  $  3,392  $  33,857  $  86,890
Net amount at risk, gross.......................... $     237  $    154  $  2,285  $  16,620  $  19,296
Net amount at risk, net of amounts reinsured....... $     237  $    108  $  1,556  $   7,152  $   9,053
Average attained age of contractholders............      51.2      65.8      72.3       67.1       55.1
Percentage of contractholders over age 70..........       9.2%     37.1%     60.4%      40.6%      17.1%
Range of contractually specified interest rates....       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................       N/A       N/A  $     33  $     321  $     354
   Separate Accounts...............................       N/A       N/A  $ 18,170  $  39,678  $  57,848
Net amount at risk, gross..........................       N/A       N/A  $  1,084  $   6,664  $   7,748
Net amount at risk, net of amounts reinsured.......       N/A       N/A  $    334  $   1,675  $   2,009
Weighted average years remaining until
  annuitization....................................       N/A       N/A       1.6        1.3        1.3
Range of contractually specified interest rates....       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance" in Note 9.

..   VARIABLE ANNUITY INFORCE MANAGEMENT. The Company continues to proactively manage its variable annuity in-force business. Since 2012, the Company has initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. In March 2016, a program to give contractholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and contractholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments and reinsurance credit received from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMDB:
-----
Equity....................................... $  69,625 $  66,230
Fixed income.................................     2,483     2,686
Balanced.....................................    14,434    15,350
Other........................................       348       375
                                              --------- ---------
Total........................................ $  86,890 $  84,641
                                              ========= =========

GMIB:
-----
Equity....................................... $  45,931 $  43,874
Fixed income.................................     1,671     1,819
Balanced.....................................    10,097    10,696
Other........................................       149       170
                                              --------- ---------
Total........................................ $  57,848 $  56,559
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2016, the total account value and net amount at risk of the hedged variable annuity contracts were $51,961 million and $7,954 million, respectively, with the GMDB feature and $38,559 million and $3,285 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  -------
                                                       (IN MILLIONS)
Balance at January 1, 2014................... $     789    $   (415) $   374
  Other changes in reserves..................       179        (109)      70
                                              ---------    --------  -------
Balance at December 31, 2014.................       968        (524)     444
  Other changes in reserves..................       164          16      180
                                              ---------    --------  -------
Balance at December 31, 2015.................     1,132        (508)     624
  Other changes in reserves..................        50         (98)     (48)
                                              ---------    --------  -------
Balance at December 31, 2016................. $   1,182    $   (606) $   576
                                              =========    ========  =======

    E) Loss Recognition Testing

   After the initial establishment of reserves, loss recognition tests are performed using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC is first written off, and thereafter a premium deficiency reserve is established by a charge to income.

   In 2016, the Company determined that it had a loss recognition in certain of its variable interest sensitive life insurance products due to low interest rates. In 2016, the Company wrote off $224 million, of the DAC balance through accelerated amortization.

   In addition, the Company is required to analyze the impacts from net unrealized investment gains and losses on its available-for-sale investment securities backing insurance liabilities, as if those unrealized investment gains and losses were realized. These adjustments result in the recognition of unrealized gains and losses on related insurance assets and liabilities in a manner consistent with the recognition of the unrealized gains and losses on available-for-sale investment securities within the statements of comprehensive income (loss) and changes in equity. Changes in net unrealized investment (gains) losses may increase or decrease the ending DAC balance. Similar to a loss recognition event, when the DAC balance is reduced to zero, additional insurance liabilities are established if necessary. Unlike a loss recognition event, based on changes in net unrealized investment (gains) losses, these adjustments may reverse from period to period. In 2016, due primarily to the decline in interest rates increasing unrealized investments gains, the Company wrote-off $22 million of the DAC balance, and a cumulative decrease in the accumulated effect of net unrealized investment gains of approximately $41 million as of December 31, 2016, with an offsetting amount recorded in other comprehensive income (loss). There was no impact to net income (loss).

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and $30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2016, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 3.8% and 49.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 18.0% and 56.0%, respectively, of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2016 and 2015 were $10,316 million and $10,585 million, respectively. The increases (decreases) in fair value were $(269) million, $(140) million and $3,967 million for 2016, 2015 and 2014, respectively, reported in Net derivative gains (loses) on the consolidated statement of income.

   At December 31, 2016 and 2015, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,458 million, of which $2,381 million and $2,005 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Chubb Tempest Reinsurance Ltd. (AA rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2016 and 2015, affiliated reinsurance recoverables related to insurance contracts amounted to $2,177 million and $2,009 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $125 million and $131 million, at December 31, 2016 and 2015, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $82 million and $92 million at December 31, 2016 and 2015, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2016 and 2015 were $734 million and $744 million, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

   The following table summarizes the effect of reinsurance:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  824  $  794  $  817
Reinsurance assumed..........................    206     207     211
Reinsurance ceded............................   (176)   (173)   (181)
                                              ------  ------  ------
Premiums..................................... $  854  $  828  $  847
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  640  $  645  $  630
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  942  $  527  $  726
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities for individual DI and major medical policies were $1,918 million and $1,789 million before ceded reserves of $1,849 million and $1,709 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, $1,676 million and $1,652 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                      2016   2015  2014
                                                    -------- ----- -----
                                                       (IN MILLIONS)

Incurred benefits related to current year.......... $      7 $  11 $  14
Incurred benefits related to prior years...........       15    22    16
                                                    -------- ----- -----
Total Incurred Benefits............................ $     22 $  33 $  30
                                                    ======== ===== =====
Benefits paid related to current year.............. $     17 $  18 $  20
Benefits paid related to prior years...............       15    13    11
                                                    -------- ----- -----
Total Benefits Paid................................ $     32 $  31 $  31
                                                    ======== ===== =====

10)SHORT-TERM DEBT

   As of December 31, 2016 and 2015, the Company had $513 million and
   $584 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 0.9% and 0.5%, respectively, all of which is related to AB.

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2016, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility. As of December 31, 2016, AB had no amounts outstanding under the AB Revolver.

   As of December 31, 2016 and 2015, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2016 and 2015, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has four uncommitted lines of credit with three financial institutions. Three of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $225 million, with AB named as an additional borrower, while one line has no stated limit. As of December 31, 2016 and 2015, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXARE Arizona Company's ("AXA Arizona") $50 million note receivable from AXA for $54 million. AXA Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   EXPENSE REIMBURSEMENTS AND COST SHARING AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company, along with other AXA affiliates, participates in certain intercompany cost sharing and service agreements including technology and professional development arrangements. The associated costs related to the service and cost sharing agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE FEES. FMG, a subsidiary of AXA Equitable, provides investments advisory and administrative services to EQAT, VIP Trust, 1290 Funds and other AXA affiliated trusts. Investment advisory and administrative fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE EXPENSES. AXA Investment Managers ("AXA IM"), AXA Real Estate Investment Managers ("AXA REIM") and AXA Rosenberg provide sub-advisory services to the Company's retail mutual funds and certain investments of the Company's General Account. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and Commission and fees received/paid by the Company for 2016, 2015 and 2014:

                                                       2016     2015     2014
                                                     -------- -------- --------
                                                           (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
Paid or accrued expenses for services provided by
  AXA, AXA Financial and Affiliates................. $    188 $    164 $    173
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution....      587      603      616
Paid or accrued expenses for investment management
  services provided by AXA IM, AXA REIM and AXA
  Rosenberg.........................................        2        1        1
                                                     -------- -------- --------
Total affiliated expenses paid or accrued for.......      777      768      790
                                                     ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE COMPANY:
Amounts received or accrued for cost sharing
  services provided to AXA, AXA Financial and
  affiliates........................................      531      491      482
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's insurance
  products..........................................       11       13        2
Amounts received or accrued for investment
  management and administrative services provided
  to EQAT, VIP Trust, 1290 Funds and Other AXA
  Trusts............................................      674      707      711
                                                     -------- -------- --------
Total affiliated revenue received or accrued for.... $  1,216 $  1,211 $  1,195
                                                     ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2016 and 2015, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,574 million and $8,741 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and universal life and policy fee income in 2016, 2015 and 2014 related to the UL and no lapse guarantee riders totaled approximately
   $447 million, $453 million and $453 million, respectively. Ceded claims paid in 2016, 2015 and 2014 were $65 million, $54 million and $83 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,376 million at December 31, 2016) and/or letters of credit ($3,660 million at December 31, 2016). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2016, 2015 and 2014 totaled approximately $20 million, $21 million and $22 million, respectively. Claims and expenses paid in 2016, 2015 and 2014 were $6 million, $5 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million in both 2016 and 2015.

   Investment management and service fees includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                               2016     2015     2014
                                              ------- -------- --------
                                                    (IN MILLIONS)

Investment advisory and services fees........ $   999 $  1,056 $  1,062
Distribution revenues........................     372      415      433
Other revenues -- shareholder servicing fees.      76       85       91
Other revenues -- other......................       6        5        6

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), AXA Equitable owns 70% and Saum Sing owns 30% of Broad Vista. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $16 million, $18 million and $18 million in 2016, 2015 and 2014, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for its pension plans.

   The funding policy of AB for its qualified pension plan is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. AB did not make a contribution to the AB Retirement Plan during 2016. AB currently estimates that it will contribute $4 million to the AB Retirement Plan during 2017. Contribution estimates, which are subject to change, are based on regulatory requirements, future market conditions and assumptions used for actuarial computations of the AB Retirement Plan's obligations and assets. AB Management, at the present time, has not determined the amount, if any, of additional future contributions that may be required.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2016      2015      2014
                                              --------  --------  --------
                                                      (IN MILLIONS)
Service cost................................. $     --  $      8  $      9
Interest cost................................        6        93       107
Expected return on assets....................       (5)     (159)     (155)
Actuarial (gain) loss........................        1         1         1
Net amortization.............................       --       110       111
                                              --------  --------  --------
Net Periodic Pension Expense................. $      2  $     53  $     73
                                              ========  ========  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              -----------------
                                               2016      2015
                                              ------  ---------
                                                (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $  129  $   2,657
Service cost.................................     --         --
Interest cost................................      6         93
Actuarial (gains) losses.....................      2         (6)
Benefits paid................................     (5)      (169)
Plan amendments and curtailments.............     --          1
                                              ------  ---------
  Projected Benefit Obligation...............    132      2,576
Transfer to AXA Financial....................     --     (2,447)
                                              ------  ---------
Projected Benefit Obligation, End of Year.... $  132  $     129
                                              ======  =========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                               2016     2015
                                              ------  --------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $   86  $  2,473
Actual return on plan assets.................      4        24
Contributions................................     --        --
Benefits paid and fees.......................     (3)     (175)
                                              ------  --------
Pension plan assets at fair value, end of
  year.......................................     87     2,322
PBO (immediately preceding the Transfer to
  AXA Financial in 2015).....................    132     2,576
                                              ------  --------
  Excess of PBO Over Pension Plan Assets
   (immediately preceding the Transfer to
   AXA Financial in 2015)....................    (45)     (254)
Transfer to AXA Financial.................... $   --  $    211
                                              ------  --------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $  (45) $    (43)
                                              ======  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $45 million and $43 million at December 31, 2016 and 2015, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $132 million and $87 million, respectively, at December 31, 2016 and $2,576 million and $2,322 million, respectively, at December 31, 2015.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2016 and 2015 that have not yet been recognized by AXA Equitable as components of net periodic pension cost.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
                                              (IN MILLIONS)
Unrecognized net actuarial gain (loss)....... $ (51) $ (49)
Unrecognized prior service (cost) credit.....    (1)    (1)
                                              -----  -----
  Total...................................... $ (52) $ (50)
                                              =====  =====

   The estimated net actuarial gain (loss) and prior service (cost) credit expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $(1.4) million and $(23,000), respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2016 and 2015, the total fair value of plan assets for the qualified pension plans was approximately $87 million and $86 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
Fixed Maturities.............................  18.0%  24.0%
Equity Securities............................  61.0   56.0
Other........................................  21.0   20.0
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1  LEVEL 2 LEVEL 3  TOTAL
                                              -------- ------- ------- --------
                                                        (IN MILLIONS)
DECEMBER 31, 2016:
ASSET CATEGORIES
Common and preferred equity.................. $     21 $    -- $    -- $     21
Mutual funds.................................       47      --      --       47
                                              -------- ------- ------- --------
  Total assets in the fair value hierarchy...       68      --      --       68
Investments measured at net assets value.....       --      --      --       19
                                              -------- ------- ------- --------
   Investments at fair value................. $     68 $    -- $    -- $     87
                                              ======== ======= ======= ========
December 31, 2015:
Asset Categories
Common and preferred equity.................. $     22 $    -- $    -- $     22
Mutual funds.................................       45      --      --       45
                                              -------- ------- ------- --------
  Total assets in the fair value hierarchy...       67      --      --       67
Investments measured at net assets value.....       --      --      --       19
                                              -------- ------- ------- --------
   Investments at fair value................. $     67 $    -- $    -- $     86
                                              ======== ======= ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Discount Rate and Other Assumptions

   In 2015 and 2014 the discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately
   $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2016 and 2015. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2016   2015
                                              -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding
     Transfer to AXA Financial...............   N/A  3.98%
   Other AXA Equitable defined benefit plans. 3.48%  3.66%
   AB Qualified Retirement Plan.............. 4.75%   4.3%
  Periodic cost..............................  3.7%   3.6%

Rates of compensation increase:
  Benefit obligation.........................   N/A  6.00%
  Periodic cost..............................   N/A  6.46%

Expected long-term rates of return on
  pension plan assets (periodic cost)........  6.5%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately
   $6 million and $10 million for 2015 and 2014, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2017, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2016 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2017.........................................    $        4
2018.........................................             6
2019.........................................             6
2020.........................................             5
2021.........................................             6
Years 2022 - 2026............................            38

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2016, 2015 and 2014 for share-based payment arrangements as further described herein are as follows:

                                               2016   2015    2014
                                              ------ ------- -------
                                                  (IN MILLIONS)
Performance Units/Shares..................... $   17 $    18 $    10
Stock Options................................      1       1       1
AXA Shareplan................................     14      16      10
Restricted Units.............................    154     174     171
Other Compensation plans/(1)/................      1       2      --
                                              ------ ------- -------
Total Compensation Expenses.................. $  187 $   211 $   192
                                              ====== ======= =======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013 they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. The extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $10 million.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, share distributions totaling approximately $55 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance shares earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016 and 2015 the expense associated with the June 19, 2015 grant of performance shares were $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 1.5 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016, 2015 and 2014 the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million, $4 million, and $9 million respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 1.0 million performance units earned under the terms of the AXA Performance Unit Plan 2011.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 21.52 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.85 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.6 million.

   2015 GRANT. On June 19, 2015, approximately 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on

   June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately
   $0.1 million and $0.3 million, respectively.

   2014 GRANT. On March 24, 2014, 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, 2015 and 2014 the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $0.2 million, $0.2 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2016 follows:

                                                                           Options Outstanding
                                              -----------------------------------------------------------------------------
                                                    AXA Ordinary Shares            AXA ADRs/(3)/        AB Holding Units
                                              ------------------------------   --------------------- ----------------------
                                                                Weighted                   Weighted               Weighted
                                                Number          Average          Number    Average     Number     Average
                                              Outstanding       Exercise       Outstanding Exercise  Outstanding  Exercise
                                              (In 000's)         Price         (In 000's)   Price    (In 000's)    Price
                                              -----------  -----------------   ----------- --------- -----------  ---------

Options Outstanding at January 1, 2016.......    12,602.1  (Euro)      21.39          41.0 $   27.28     5,398.5  $   47.59
Options granted..............................       594.3  (Euro)      21.52            -- $      --        54.5  $    22.6
Options exercised............................      (568.2) (Euro)      14.93            -- $      --      (358.3) $    17.1
Options forfeited, net.......................              (Euro)         --            -- $      --          --  $      --
Options expired/reinstated...................    (3,092.0)              27.8           3.9     26.06        (9.7) $    65.0
                                              -----------                             ----            ----------
Options Outstanding at December 31, 2016.....     9,536.2  (Euro)      21.02          44.9 $   24.90     5,085.0  $    49.5
                                              ===========  =================          ==== =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)30,077.2/(2)/             $   252.9                     --
                                                           =================               =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         3.1                             1.89                  2.00
                                              ===========                             ====            ==========
Options Exercisable at December 31, 2016.....     7,169.4  (Euro)      20.43          44.8 $   24.90     4,700.9  $    47.6
                                              ===========  =================          ==== =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)   26,793.5               $   252.9                     --
                                                           =================               =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        3.74                             1.89                  2.00
                                              ===========                             ====            ==========

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2016 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2016. The intrinsic value related to exercises of stock options during 2015 and 2014 were approximately
   $0.2 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of approximately $0.1 million, and $1 million, respectively, for the periods then ended. In 2015 and 2014, windfall tax benefits of approximately $0.1 million and $1 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2016, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.95 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2016, 2015 and 2014, respectively.

                                                  AXA Ordinary Shares          AB Holding Units
                                              --------------------------  -------------------------
                                                2016     2015     2014      2016     2015     2014
                                              -------  -------  --------  -------  -------  -------

Dividend yield...............................    6.49%    6.29%     6.38%     7.1%     7.1%     8.4%
Expected volatility..........................    26.6%   23.68%    29.24%    31.0%    32.1%    48.9%
Risk-free interest rates.....................    0.33%    0.92%     1.54%     1.3%     1.5%     1.5%
Expected life in years.......................     8.1      8.2       8.2      6.0      6.0      6.0
Weighted average fair value per option at
  grant date................................. $  2.06  $  1.73  $   2.89  $  2.75  $  4.13  $  4.78

   As of December 31, 2016, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 3.22 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2016, 2015 and 2014, respectively, the Company recognized compensation costs of $154 million, $174 million and $171 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2016, approximately 19.2 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2016, approximately $39 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   2.6 years.

   The following table summarizes restricted AXA ordinary share activity for 2016. In addition, approximately 84,611 RSUs were granted during 2016 with graded vesting over a 4-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2016...............     34,010 $    18.43
Granted......................................     13,909 $    22.63
Vested.......................................     11,613 $    23.81
                                              ---------- ----------
Unvested as of December 31, 2016.............     36,306 $    24.46
                                              ========== ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   2016 AXA SHAREPLAN. In 2016, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2016. Eligible employees could have reserved a share purchase during the reservation period from August 29, 2016 through September 9, 2016 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 17, 2016 through October 19, 2016. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 13, 2016 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of 15.53 euros/per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.63% formula discounted price of 17.73 euros/per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2016, which is July 1, 2021. All subscriptions became binding and irrevocable on October 19, 2016.

   The Company recognized compensation expense of $14 million, $16 million and $10 million in 2016, 2015 and 2014 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2016, 2015 and 2014 primarily invested under Investment Option B for the purchase of approximately $6 million, $5 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former AXA Equitable employees in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2016 and 2015, AB purchased
   10.5 million and 8.5 million Holding units for $237 million and $218 million respectively. These amounts reflect open-market purchases of 7.9 million and
   5.8 million Holding units for $176 million and $151 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding unit awards (including 6.1 million granted in December for 2016 year-end awards). During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding awards (including 7.0 million granted in December 2015 for year-end awards).

   During 2016 and 2015, AB Holding issued 0.4 million and 0.5 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $6 million and $9 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The cost of the 2016 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2016, 0.4 million options to buy Holding units had been granted and 51.9 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 7.7 million Holding units were available for grant as of December 31, 2016.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2016      2015       2014
                                              ----------  ------  -----------
                                                       (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $     (274) $  (19) $      (552)
  Deferred (expense) benefit.................        442      42         (488)
                                              ----------  ------  -----------
Total........................................ $      168  $   23  $    (1,040)
                                              ==========  ======  ===========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2016       2015       2014
                                              ----------  -------  -----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (135) $  (362) $    (1,478)
Noncontrolling interest......................        162      119          114
Separate Accounts investment activity........        160      181          116
Non-taxable investment income (loss).........         15        8           12
Tax audit interest...........................        (22)       1           (6)
State income taxes...........................         (8)       1           (4)
AB Federal and foreign taxes.................         (4)      --            2
Tax settlement...............................         --       77          212
Other........................................         --       (2)          (8)
                                              ----------  -------  -----------
Income tax (expense) benefit................. $      168  $    23  $    (1,040)
                                              ==========  =======  ===========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014, the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   As of December 31, 2016 and 2015, the Company had a current tax liability of $235 million and $575 million respectively.

   The components of the net deferred income taxes are as follows:

                                                DECEMBER 31, 2016     December 31, 2015
                                              --------------------- ---------------------
                                               ASSETS   LIABILITIES  Assets   Liabilities
                                              --------- ----------- --------- -----------
                                                             (IN MILLIONS)

Compensation and related benefits............ $      88   $      -- $      93   $      --
Reserves and reinsurance.....................        --         528        --         449
DAC..........................................        --       1,390        --       1,488
Unrealized investment gains or losses........        --          23        --         134
Investments..................................        --       1,062        --       1,475
Net operating losses and credits.............       394          --       424          --
Other........................................         5          --        --          25
                                              ---------   --------- ---------   ---------
Total........................................ $     487   $   3,003 $     517   $   3,571
                                              =========   ========= =========   =========

   As of December 31, 2016, the Company had $394 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed income of non-U.S. corporate subsidiaries except to the extent that such income are not permanently invested outside the United States. As of December 31, 2016, $195 million of accumulated undistributed income of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately
   $79 million would need to be provided if such income were remitted.

   At December 31, 2016 and 2015, of the total amount of unrecognized tax benefits $394 million and $344 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016 and 2015 were $67 million and $52 million, respectively. For 2016, 2015 and 2014, respectively, there were $15 million, $(25) million and $(43) million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2016     2015     2014
                                              ------- -------  -------
                                                    (IN MILLIONS)

Balance at January 1,........................ $   418 $   475  $   592
Additions for tax positions of prior years...      39      44       56
Reductions for tax positions of prior years..      --    (101)    (181)
Additions for tax positions of current year..      --      --        8
                                              ------- -------  -------
Balance at December 31,...................... $   457 $   418  $   475
                                              ======= =======  =======

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. In 2015, the IRS commenced their examination of the 2008 and 2009 tax years, with prior years no longer subject to examination. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                     DECEMBER 31,
                                              --------------------------
                                                2016     2015     2014
                                              -------  -------  --------
                                                     (IN MILLIONS)

Unrealized gains (losses) on investments..... $    40  $   248  $  1,076
Foreign currency translation adjustments.....     (77)     (59)      (34)
Defined benefit pension plans................     (46)     (43)     (811)
                                              -------  -------  --------
Total accumulated other comprehensive income
  (loss).....................................     (83)     146       231
                                              -------  -------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................      86       69        54
                                              -------  -------  --------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $     3  $   215  $    285
                                              =======  =======  ========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0 million.

   The components of OCI for the past three years, net of tax, follow:

                                                2016      2015        2014
                                              -------  ----------  ---------
                                                       (IN MILLIONS)

Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period........ $   (18) $      (25) $     (21)
  (Gains) losses reclassified into net
   income (loss) during the period...........      --          --         --
                                              -------  ----------  ---------
  Foreign currency translation adjustment....     (18)        (25)       (21)
                                              -------  ----------  ---------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year...........................    (160)     (1,020)     1,043
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/........       2          12         37
                                              -------  ----------  ---------
Net unrealized gains (losses) on investments.    (158)     (1,008)     1,080
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other..................................     (50)        180       (168)
                                              -------  ----------  ---------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(89), $(454) and
  $498)......................................    (208)       (828)       912
                                              -------  ----------  ---------

                                                  2016      2015      2014
                                                --------  --------  -------
                                                       (IN MILLIONS)
Change in defined benefit plans:
  Net gain (loss) arising during the year...... $     --  $     --  $   (95)
  Prior service cost arising during the year...       --        --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........       (3)       (4)      72
     Amortization of net prior service
       credit included in net periodic cost....       --        --       --
                                                --------  --------  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(12))........................       (3)       (4)     (23)
                                                --------  --------  -------
Total other comprehensive income (loss), net
  of income taxes..............................     (229)     (857)     868
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......       17        15       29
                                                --------  --------  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $   (212) $   (842) $   897
                                                ========  ========  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(6) million and $(20) million for 2016, 2015 and 2014, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $12 million for 2016, 2015 and 2014, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2017 and the four successive years are $218 million, $207 million, $194 million, $168 million, $159 million and $446 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2017 and the four successive years is $32 million, $33 million, $32 million, $16 million, $14 million and $44 million thereafter.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $109 million and pledged collateral with a carrying value of $3,885 million, as of December 31, 2016. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               Outstanding
                                              balance at end      Maturity of        Issued during Repaid during
                                                 of year       Outstanding balance     the Year      the year
                                              --------------- ---------------------- ------------- -------------
December 31, 2016:                                                      (In Millions)
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $          --
                                              $           862 Less than 5 years      $         862 $          --
                                              $           818 great than five years  $         818 $          --
                                              ---------------                        ------------- -------------
Total long term funding agreements........... $         1,738                        $       1,738 $          --
                                              ---------------                        ------------- -------------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $       6,000
                                              ===============                        ============= =============
December 31, 2015:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2016, 2015 and 2014, respectively, AXA Equitable recorded $21 million, $3 million and $42 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2016    2015   2014
                                              -------  -----  -----
                                                  (IN MILLIONS)

Balance, beginning of year................... $    89  $ 113  $ 122
Additions....................................      35     10     21
Cash payments................................     (18)   (32)   (24)
Other reductions.............................      --     (2)    (6)
                                              -------  -----  -----
Balance, End of Year......................... $   106  $  89  $ 113
                                              =======  =====  =====

   In an effort to further reduce its global real estate footprint, AB completed a comprehensive review of its worldwide office locations and began implementing a global space consolidation plan in 2012. This resulted in the sublease of office space primarily in New York as well as offices in England, Australia and various U.S. locations. In 2016, AB recorded new real estate charges of $18 million, resulting from new charges of $23 million relating to the further consolidation of office space at AB's New York offices, offset by changes in estimates related to previously recorded real estate charges of $5 million, which reflects the shortening of the lease term of AB's corporate headquarters from 2029 to 2024. Real estate charges are recorded in Other operating costs and expenses in the Company's consolidated statements of income (loss).

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2016, these arrangements include commitments by the Company to provide equity financing of $697 million (including $249 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2016. The Company had $883 million of commitments under existing mortgage loan agreements at December 31, 2016.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $425 million for the four of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $366 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2016 AB had funded $34 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2016, AB had funded $21 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2016, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   In July 2011, a derivative action was filed in the United States District Court of the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AX Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of
   Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the Court issued an order denying the motion to amend and Plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's separate accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the Plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to AXA Equitable's cost of insurance ("COI") increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that the AXA Equitable made misrepresentations in violation of Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and
   (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the Plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and five individual actions challenging the COI increase have been filed against AXA Equitable.

   ALLIANCEBERNSTEIN LITIGATION

   During the first quarter of 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. By agreement dated November 26, 2016, the terms of which are confidential, this matter was settled. AB's contribution to the settlement amount was paid by AB's relevant insurance carriers.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial fines and judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,185 million during 2017. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2016, 2015 and 2014, respectively, AXA Equitable's statutory net income (loss) totaled $679 million, $2,038 million and $1,664 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,278 million and $5,895 million at December 31, 2016 and 2015, respectively. In 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends.

   At December 31, 2016, AXA Equitable, in accordance with various government and state regulations, had $57 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014, AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million of outstanding surplus notes to AXA Financial.

   At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016. The NYDFS is completing its periodic statutory examinations of the books, records and accounts of AXA Equitable for the years 2011 through 2015, but has not yet issued its final report.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting

   Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies;
   (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured;
   (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and income (loss) from operations before income taxes to total revenues and income (loss) as reported on the consolidated statements of income (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2016        2015          2014
                                              ----------  ----------  -------------
                                                          (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,158  $    6,026  $      10,650
Investment Management/(2)/...................      3,029       3,025          3,011
Consolidation/elimination....................        (27)        (28)           (27)
                                              ----------  ----------  -------------
Total Revenues............................... $    9,160  $    9,023  $      13,634
                                              ==========  ==========  =============

  /(1)/Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately
       $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

                                                 2016       2015        2014
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT INCOME (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $    (320) $      425  $    3,624
Investment Management/(1)/...................       706         618         603
Consolidation/elimination....................        (1)         (1)         --
                                              ---------  ----------  ----------
Total Income (Loss) from Operations, before
  Income Taxes............................... $     385  $    1,042  $    4,227
                                              =========  ==========  ==========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                   DECEMBER 31,
                                              ----------------------
                                                 2016        2015
                                              ----------  ----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  191,216  $  183,473
Investment Management/(1)/...................     13,139      11,895
Consolidation/elimination....................         (3)         (7)
                                              ----------  ----------
Total Assets................................. $  204,352  $  195,361
                                              ==========  ==========

  /(1)/In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $893 million and $460 million which have been segregated in a special reserve bank custody account at December 31, 2016 and 2015, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act. They also include cash held in several special bank accounts for the exclusive benefit of customers. As of December 31, 2016 and December 31, 2015, $53 million and $55 million, respectively, of cash were segregated in these bank accounts.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2016 and 2015 are summarized below:

                                                             THREE MONTHS ENDED
                                              ------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ---------- ----------  ------------ ------------
                                                                (IN MILLIONS)
2016
Total Revenues............................... $    3,942 $    3,316   $     2,172 $       (270)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,473 $    2,425   $     2,092 $      1,785
                                              ========== ==========   =========== ============
Net income (loss)............................ $    1,081 $      612   $       136 $     (1,276)
                                              ========== ==========   =========== ============

2015
Total Revenues............................... $    3,375 $       36   $     5,628 $        (16)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,219 $    2,032   $     2,388 $      1,342
                                              ========== ==========   =========== ============
Net income (loss)............................ $      872 $   (1,184)  $     2,211 $       (834)
                                              ========== ==========   =========== ============

   The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2016 and 2015 are summarized below. For more information on the revision and change in accounting principle see
   Note 2. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q.

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      18   $    (1,924) $    1,654  $      (270)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $     220   $     1,847  $      (62) $     1,785
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $    (132)  $    (2,391) $    1,115  $    (1,276)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED SEPTEMBER 30, 2016
Total Revenues...............................  $      2,006  $      11   $     2,017  $      155  $     2,172
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,036  $      57   $     2,093  $       (1) $     2,092
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         22  $      12   $        34  $      102  $       136
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2016
Total Revenues...............................  $      4,157  $      31   $     4,188  $     (872) $     3,316
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $      (4)  $     2,577  $     (152) $     2,425
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,061  $      19   $     1,080  $     (468) $       612
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2016
Total Revenues...............................  $      4,927  $     151   $     5,078  $   (1,136) $     3,942
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,473  $      99   $     2,572  $      (99) $     2,473
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,720  $      35   $     1,755  $     (674) $     1,081
                                               ============  =========   ===========  ==========  ===========

Three Months Ended December 31, 2015
Total Revenues...............................  $        208  $     125   $       333  $     (349) $       (16)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,274  $     204   $     1,478  $     (136) $     1,342
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (640) $     (57)  $      (697) $     (137) $      (834)
                                               ============  =========   ===========  ==========  ===========
Three Months Ended September 30, 2015
Total Revenues...............................  $      5,877  $       1   $     5,878  $     (250) $     5,628
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,538  $     (59)  $     2,479  $      (91) $     2,388
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      2,275  $      40   $     2,315  $     (104) $     2,211
                                               ============  =========   ===========  ==========  ===========

                                                                         As Revised    Impact of
                                              As Previously  Impact of  and Adjusted   Accounting
                                                Reported     Revisions     Herein        Change      As Revised
                                              -------------  ---------  ------------  ------------  ------------
                                                                         (In Millions)
Three Months Ended June 30, 2015
Total Revenues...............................  $        273  $       8  $        281  $       (245) $         36
                                               ============  =========  ============  ============  ============
Total benefits and other deductions..........  $      2,026  $      94  $      2,120  $        (88) $      2,032
                                               ============  =========  ============  ============  ============
Net income (loss)............................  $     (1,025) $     (57) $     (1,082) $       (102) $     (1,184)
                                               ============  =========  ============  ============  ============
Three Months Ended March 31, 2015
Total Revenues...............................  $      3,475  $      23  $      3,498  $       (123) $      3,375
                                               ============  =========  ============  ============  ============
Total benefits and other deductions..........  $      2,345  $     (89) $      2,256  $        (37) $      2,219
                                               ============  =========  ============  ============  ============
Net income (loss)............................  $        854  $      74  $        928  $        (56) $        872
                                               ============  =========  ============  ============  ============

21)EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS (UNAUDITED)

   At the end of the third quarter of 2017, changes to the Company's organization structure were internally announced by the Company's management. Implementation of these changes commenced in the beginning of the fourth quarter of 2017, and, as a result, we are in the process of reassessing our reportable segments. The reportable segment changes will be based on management's organization and view of the Company's business when making operating decisions and assessing performance. The purpose of the internal changes is to flatten the organization structure, reduce our costs and accelerate decision-making processes. These internal reporting changes, including changes to our reportable segments, will occur during the rest of the fourth quarter of 2017. The Company will begin reporting new reportable segments in the 2017 annual financial statements on Form 10-K and all prior periods reported will reflect the reportable segment changes.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, AXA Equitable Holdings, Inc. ("Equitable Holdings"), through a proposed initial public offering ("IPO") in the first half of 2018. On November 13, 2017, Equitable Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed IPO will occur on the anticipated timeline or at all.

   In 2017, the Company recognized a tax benefit of $221 million related to the conclusion of an IRS audit for tax years 2008 and 2009.

Appendix A

--------------------------------------------------------------------------------

Directors and Principal Officers

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


-------------------------------------------------------------------------------
                                       Business Experience Within Past Five
 Name and Principal Business Address   Years
-------------------------------------------------------------------------------
Thomas Buberl                          Mr. Buberl has been a director of AXA
AXA                                    Equitable since May 2016. Mr. Buberl
25, avenue Matignon                    has served as Chief Executive Officer
75008 Paris, France                    of AXA since September 2016. From March
                                       2016 to August 2016, Mr. Buberl served
                                       as Deputy Chief Executive Officer of
                                       AXA. Prior thereto, Mr. Buberl served
                                       as Chief Executive Officer of AXA
                                       Konzern AG (May 2012 to March 2016),
                                       Chief Executive Officer for the global
                                       business line for the Health Business
                                       (March 2015 to March 2016) and Chief
                                       Executive Officer for the global
                                       business line for the Life and Savings
                                       Business (January 2016 to March 2016).
                                       From November 2008 to April 2012, Mr.
                                       Buberl served as Chief Executive
                                       Officer for Switzerland of Zurich
                                       Financial Services ("Zurich"). Prior to
                                       joining Zurich, Mr. Buberl held various
                                       management positions with Boston
                                       Consulting Group (February 2000 to
                                       October 2005) and Winterthur Group
                                       (November 2005 to October 2008). Mr.
                                       Buberl is also a director of AXA
                                       Financial and MONY America since May
                                       2016 and various other subsidiaries and
                                       affiliates of the AXA Group. He has
                                       been Chairman of the Board of Directors
                                       of AXA Financial, Inc. since February
                                       2017.
-------------------------------------------------------------------------------

George Stansfield                      Mr. Stansfield has been a Director of
AXA                                    AXA Equitable Life Insurance Company
25, Avenue Matignon                    and since May 2017. Mr. Stansfield has
75008 Paris, France                    served as Group General Secretary of
                                       AXA in charge of Human Resources,
                                       Public Affairs, Legal, Compliance, GIE
                                       AXA, Corporate Social Responsibility,
                                       the AXA Research Fund and AXA
                                       Liabilities Managers since July 2016.
                                       Prior thereto, Mr. Stansfield served as
                                       a corporate attorney in the Legal
                                       Department specializing in merger and
                                       acquisition transactions involving
                                       financial institutions, securities law
                                       and general corporate matters of AXA
                                       Equitable Life Insurance Company based
                                       in New York (from 1985 to 1996). Mr.
                                       Stansfield served in AXA's Group Legal
                                       Department in Paris in 1996. Mr.
                                       Stansfield served as Head of Group
                                       Human Resources since 2010 and Group
                                       General Counsel since 2004. Mr.
                                       Stansfield has serves as a member of
                                       AXA Group's Management Committee since
                                       July 2016. Mr. Stansfield has served as
                                       Chairman of the Supervisory Board of
                                       GIE AXA, AXA Liabilities Managers and
                                       Kamet and a Director or Member of the
                                       Management Committee of AXA Life
                                       Insurance Co., Ltd. (Japan) and AXA
                                       ASIA. Mr. Stansfield serves as a
                                       permanent repesentative of AXA to the
                                       board of AXA Millesimes Finance,
                                       Chateau Petit Village, Chateau Pichon
                                       Longueville, SCI de L'Arlot and Societe
                                       Belle Helene. Mr. Stansfield also
                                       serves as Chairman of the Management
                                       Committee of AXA Strategic Ventures,
                                       and is a Trustee of American Library of
                                       Paris. Mr. Stansfield is also a
                                       director of AXA Financial and MONY
                                       America since May 2017.
-------------------------------------------------------------------------------

Ramon de Oliveira                      Director of AXA Financial, AXA
Investment Audit Practice, LLC         Equitable and MONY America since May
70 South Fifth Street                  2011. Director of MONY Life (May 2011
Park Ridge, NJ 07656                   to September 2013). Since April 2010,
                                       Mr. de Oliveira has been a member of
                                       AXA's Board of Directors, where he
                                       serves on the Finance Committee (Chair)
                                       and Audit Committee, and from April
                                       2009 to April 2010, he was a member
                                       AXA's Supervisory Board. He is
                                       currently the Managing Director of the
                                       consulting firm Investment Audit
                                       Practice, LLC, based in New York. From
                                       2002 and 2006, Mr. de Oliveira was
                                       Adjunct Professor of Finance at
                                       Columbia University. Prior thereto,
                                       starting in 1977, he spent 24 years at
                                       JP Morgan & Co. where he was Chairman
                                       and Chief Executive Officer of JP
                                       Morgan Investment Management and was
                                       also a member of the firm's Management
                                       Committee since its inception in 1995.
                                       Upon the merger with Chase Manhattan
                                       Bank in 2001, Mr. de Oliveira was the
                                       only executive from JP Morgan & Co.
                                       asked to join the Executive Committee
                                       of the new firm with operating
                                       responsibilities. Mr. de Oliveira is
                                       currently the Chairman of the
                                       Investment Committee of Fonds de
                                       Dotation du Louvre (since 2009) and
                                       JACCAR Holdings SA (2011). Previously,
                                       he served as a Director of JP Morgan
                                       Suisse, American Century Company, Inc.,
                                       SunGard Data Systems, The Hartford
                                       Insurance Company, Tattinger-Kobrand
                                       USA, Quilvest SA and L'Atelier. Mr. de
                                       Oliveira also formerly served as a
                                       Trustee and Chairman of the Investment
                                       Committee of The Kauffman Foundation, a
                                       Member of the Investment Committee of
                                       The Red Cross and the Chairman of the
                                       Board of Friends of Education.
-------------------------------------------------------------------------------

                                  Appendix A

Directors and Principal Officers
(continued)

-------------------------------------------------------------------------------
                                       Business Experience Within Past Five
 Name and Principal Business Address   Years
-------------------------------------------------------------------------------
Daniel G. Kaye                         Mr. Kaye has been a Director of AXA
767 Quail Run                          Equitable since September 2015. From
Inverness, IL 60067                    January 2013 to May 2014, Mr. Kaye
                                       served as Interim Chief Financial
                                       Officer and Treasurer of HealthEast
                                       Care System ("HealthEast"). Prior to
                                       joining HealthEast, Mr. Kaye spent 35
                                       years with Ernst & Young LLP
                                       ("Ernst & Young") from which he retired
                                       in 2012. Throughout his time at Ernst &
                                       Young, where he was an audit partner
                                       for 25 years, Mr. Kaye enjoyed a track
                                       record of increasing leadership and
                                       responsibilities, including serving as
                                       the New England Managing Partner and
                                       the Midwest Managing Partner of
                                       Assurance. Mr. Kaye is a member of the
                                       Board of Directors of Ferrellgas
                                       Partners L.P. ("Ferrellgas"), where he
                                       serves on the Audit Committee and
                                       Corporate Governance and Nominating
                                       Committee (Chair). Mr. Kaye is a
                                       Certified Public Accountant and
                                       National Association of Corporate
                                       Directors (NACD) Board Leadership
                                       Fellow. Mr. Kaye is also a director of
                                       AXA Financial and MLOA since September
                                       2015.
-------------------------------------------------------------------------------

Kristi A. Matus                        Ms. Matus has been a Director of AXA
380 Beacon St., #2                     Equitable since September 2015.
Boston, MA 02116                       Ms. Matus formerly served as Executive
                                       Vice President and Chief Financial &
                                       Administrative Officer of athenahealth,
                                       Inc. ("athenahealth") from July 2014 to
                                       May 2016. Prior to joining
                                       athenahealth, Ms. Matus served as
                                       Executive Vice President and Head of
                                       Government Services of Aetna, Inc.
                                       ("Aetna") from February 2012 to July
                                       2013. Prior to Aetna, she held several
                                       senior leadership roles at United
                                       Services Automobile Association
                                       ("USAA"), including Executive Vice
                                       President and Chief Financial Officer
                                       from 2008 to 2012. She began her career
                                       at the Aid Association for Lutherans,
                                       where she held various financial and
                                       operational roles for over a decade.
                                       Ms. Matus is also a director of AXA
                                       Financial and MLOA since September 2015.
-------------------------------------------------------------------------------

Richard C. Vaughan                     Director of AXA Financial, AXA
764 Lynnmore Lane                      Equitable and MONY America since May
Naples, FL 34108                       2010. Director of MONY Life (May 2010
                                       to September 2013). Executive Vice
                                       President and Chief Financial Officer
                                       of Lincoln Financial Group (1995 to May
                                       2005); prior thereto, Chief Financial
                                       Officer (June 1992 to 1995); Senior
                                       Vice President and Chief Financial
                                       Officer of Employee Benefits Division
                                       (July 1990 to 1995). Member of the
                                       Board of Directors of MBIA, Inc,
                                       serving on the Audit Committee, the
                                       Executive Committee and the Finance and
                                       Risk Committee (Chair).
-------------------------------------------------------------------------------

Barbara Fallon-Walsh                   Director of AXA Financial, AXA
1670 Stephens Drive                    Equitable and MONY America since May
Wayne, PA 19087                        2012. Director of MONY Life (May 2012
                                       to September 2013). Ms. Fallon-Walsh
                                       was with The Vanguard Group, Inc.
                                       ("Vanguard") from 1995 until her
                                       retirement in 2012, where she held
                                       several executive positions, including
                                       Head of Institutional Retirement Plan
                                       Services from 2006 through 2011. Ms.
                                       Fallon-Walsh started her career at
                                       Security Pacific Corporation in 1979
                                       and held a number of senior and
                                       executive positions with the company,
                                       which merged with Bank of America in
                                       1992. From 1992 until joining Vanguard
                                       in 1995, Ms. Fallon-Walsh served as
                                       Executive Vice President, Bay Area
                                       Region and Los Angeles Gold Coast
                                       Region for Bank of America. Ms.
                                       Fallon-Walsh is currently a member of
                                       the Board of Directors of AXA
                                       Investment Managers S.A. ("AXA IM"),
                                       where she serves on the Audit and Risk
                                       Committee and the Remuneration
                                       Committee, and of AXA Rosenberg Group
                                       LLC. Ms. Fallon-Walsh has been a member
                                       of the Main Line Chamber of Commerce
                                       Board of Directors and Executive
                                       Committee, the Business and Advisory
                                       Council for Widener University and
                                       served on the Board of Trustees and
                                       Executive Committee of the Employee
                                       Benefit Research Institute in
                                       Washington, DC.
-------------------------------------------------------------------------------

Bertram L. Scott                       Director of AXA Financial, AXA
Novant Health, Inc.                    Equitable and MONY America since May
108 Providence Road                    2012. Director of MONY Life (May 2012
Charlotte, NC 28207                    to September 2013). Mr. Scott is Senior
                                       Vice President of population health
                                       management of Novant Health, Inc. since
                                       February 2015. From November 2012 to
                                       December 2014, he served as President
                                       and Chief Executive Officer of Affinity
                                       Health Plan. Prior to joining Affinity,
                                       Mr. Scott served as President, U.S.
                                       Commercial of CIGNA Corporation from
                                       June 2010 to December 2011, with
                                       executive responsibilities for U.S.
                                       products, marketing, national accounts,
                                       underwriting and for regional,
                                       individual, select and senior segments.
                                       Prior to joining CIGNA, Mr. Scott
                                       served as Executive Vice President and
                                       Chief Institutional Development & Sales
                                       Officer at TIAA-CREF, a leading
                                       provider of retirement services in the
                                       academic, research, medical and
                                       cultural fields. Mr. Scott is a member
                                       of the Board of Directors of Becton,
                                       Dickinson and Company, where he serves
                                       on the Audit Committee (Chair) as
                                       Chairman and Compensation and Benefits
                                       Committee. He is a Director of Lowe's
                                       Companies, Inc., where he serves on the
                                       Audit Committee and Governance
                                       Committee (since November 2015).
-------------------------------------------------------------------------------

                                  Appendix A

Directors and Principal Officers
(continued)
-------------------------------------------------------------------------------
                                       Business Experience Within Past Five
 Name and Principal Business Address   Years
-------------------------------------------------------------------------------
Charles G.T. Stonehill                 Mr. Stonehill has been a Director of
Founding Partner                       AXA Equitable Life Insurance Company
Green & Blue Advisors                  since November 2017. He is currently
285 Central Park West                  the Founding Partner of Green & Blue
New York, NY 10024                     Advisors LLC, based in New York. Mr.
                                       Stonehill serves as non-executive Vice
                                       Chairman of the Board of Directors of
                                       Julius Baer Group Ltd. and as a Member
                                       of the Board of Directors of CommonBond
                                       LLC in New York and of PlayMagnus A/S
                                       in Oslo (the company which represents
                                       the World Chess champion Magnus
                                       Carlsen's online, digital and business
                                       interests). Mr. Stonehill has over 30
                                       years' experience in energy markets,
                                       investment banking and capital markets,
                                       including key positions at Lazard
                                       Freres & Co. LLC, Credit Suisse First
                                       Boston and Morgan Stanley & Co. Prior
                                       thereto, Mr. Stonehill served as the
                                       Chief Financial Officer of Better Place
                                       Inc. an Electric Vehicle start-up, from
                                       2009 to 2011, where he was responsible
                                       for its global financial strategy and
                                       capital raising. In his career in
                                       financial services, Mr. Stonehill
                                       served as the Managing Director of
                                       Lazard Freres & Co. LLC and Global and
                                       Head of Lazard Capital Markets from
                                       2002 to 2004. Mr. Stonehill served as
                                       Head of Investment Banking for the
                                       Americas of Credit Suisse First Boston
                                       from 1997 to 2002. Mr. Stonehill served
                                       as the Head of European Equities and
                                       Equity Capital Markets at Morgan
                                       Stanley & Co. Incorporated from 1984 to
                                       1997. Mr. Stonehill began his career at
                                       JP Morgan in the oil and gas investment
                                       banking group, where he worked from
                                       1978 to 1984. Mr. Stonehill served as
                                       the Non-Executive Chairman of Panmure
                                       Gordon & Co. PLC from 2006 until 2008.
                                       Mr. Stonehill currently serves as a
                                       non-executive Director of CommonBond
                                       LLC, a marketplace lender originating
                                       student loans. Mr. Stonehill has been a
                                       Director of Bank Julius Baer & Co. Ltd.
                                       since 2006. Mr. Stonehill served as an
                                       Independent Director of The London
                                       Metal Exchange Limited from 2005 until
                                       2009. Mr. Stonehill has represented as
                                       a Board Member many financial services
                                       companies, including as an independent
                                       Director of GAM Holding AG, the LCH
                                       Group Ltd. (LCH Clearnet), and of
                                       Lazard & Co., Limited, among other
                                       companies. Mr. Stonehill serves as
                                       Governor of the Harrow School in the
                                       United Kingdom and a trustee of the
                                       Georg Solti Accademia. Mr. Stonehill is
                                       also a director of AXA Financial and
                                       MONY America since November 2017.
-------------------------------------------------------------------------------
Officers -- Directors
-------------------------------------------------------------------------------
                                       Business Experience Within Past Five
 Name and Principal Business Address   Years
-------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011),
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Financial.
                                       Chairman of the Board and Chief
                                       Executive Officer (since February 2011)
                                       and Director (since January 2011), AXA
                                       Equitable, AXA Equitable Financial
                                       Services, LLC and MONY America.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of MONY Life
                                       (February 2011 to September 2013).
                                       Member of AXA's Management and
                                       Executive Committees (since 2008).
                                       President and Chief Executive Officer
                                       of AXA Japan (2008 to January 2011).
                                       Director, Representative Executive
                                       Officer, President and Chief Executive
                                       Officer (June 2010 to February 2011),
                                       AXA Japan Holding Co., Ltd and AXA Life
                                       Insurance Co., Ltd. (concurrently);
                                       prior thereto, Representative Director,
                                       President and Chief Executive Officer
                                       (June 2008 to June 2010). Regional
                                       Chief Executive Officer, Life, AXA Asia
                                       Life and AXA Asia Pacific Holdings
                                       Limited (concurrently) (October 2001 to
                                       June 2008). Director and President, AXA
                                       America Holdings, Inc. (since January
                                       2011). Director, AllianceBernstein
                                       Corporation (since February 2011).
-------------------------------------------------------------------------------
Other Officers
-------------------------------------------------------------------------------
                                       Business Experience Within Past Five
 Name and Principal Business Address   Years
-------------------------------------------------------------------------------
Marine de Boucaud                      Marine de Boucaud is Senior Executive
                                       Director and Chief Human Resources
                                       Officer for AXA Equitable Life
                                       Insurance Company and a member of the
                                       company's Executive Committee. She is
                                       also Senior Executive Vice President
                                       and Chief Human Resources officer of
                                       MONY America.
                                       Ms. de Boucaud has over 20 years of
                                       experience as a Human Resources
                                       professional. Prior to her role as
                                       Chief Human Resources officer, Ms. de
                                       Boucaud held a similar role as Human
                                       Resources Director of AXA France,
                                       beginning in 2012, where she was the
                                       first woman to serve on AXA France's
                                       Executive Committee. She began her AXA
                                       career in 2010 as head of Talent
                                       Management.
                                       Among her many accomplishments, Marine
                                       contributed to the digital
                                       transformation initiated by AXA
                                       France's CEO and launched the first
                                       Employee Resource Group (ERG) for women
                                       across multiple AXA entities in France.
                                       She believes in shifting from classic
                                       training techniques to digital ones,
                                       including the use of "gamification,"
                                       which enables faster and more
                                       interactive ways of learning. She
                                       piloted the practice of feedback to
                                       drive culture change and development,
                                       and she was among the pioneers behind
                                       the popular Do You Speak Digital
                                       platform.
                                       Ms. de Boucaud began her career in
                                       finance at BNP Paribas (Banexi) in
                                       Frankfurt, Germany, as a Mergers and
                                       Acquisitions Analyst. In 1993, she
                                       joined Jouve & Associes, a Paris-based
                                       international boutique search firm
                                       before joining Korn/Ferry
                                       International, where she spent over 10
                                       years between New York and Paris as a
                                       Partner in the Technology and Life
                                       Sciences Practices. She later held a
                                       position with leading executive search
                                       firm Spencer Stuart.
-------------------------------------------------------------------------------

                                  Appendix A

-------------------------------------------------------------------------------
                                       Business Experience Within Past Five
 Name and Principal Business Address   Years
-------------------------------------------------------------------------------
Brian Winikoff                         Brian Winikoff is Senior Executive Vice
                                       President and Head of U.S. Life,
                                       Retirement and Wealth Management for
                                       AXA Financial, Inc. and MONY America
                                       since September 2016. He is also Senior
                                       Executive Director and Head of U.S.
                                       Life, Retirement, Wealth Management for
                                       AXA Equitable and AXA Equitable
                                       Financial Services, LLC since September
                                       2016 and a member of the company's
                                       Executive Committee. He is Director,
                                       Chairman of the Board, Chief Executive
                                       Officer and Chief Retirement Savings
                                       Officer for AXA Distributors, LLC since
                                       July 2016; Director for both AXA
                                       Advisors, LLC and AXA Distribution
                                       Holding Corporation since July 2016;
                                       Director and Member of Audit Committee
                                       for both AXA Equitable Life and Annuity
                                       Company and U.S. Financial Life
                                       Insurance Company since July 2016.
                                       Prior to joining AXA in 2016, Mr.
                                       Winikoff served as President and CEO of
                                       Crump Life Insurance Services, the
                                       leading independent distributor of life
                                       insurance and related products in the
                                       United States. Previously, he served as
                                       Chief Financial Officer of Crump Group,
                                       Inc., which held three businesses:
                                       Crump Life Insurance Services, Crump
                                       Property and Casualty Insurance
                                       Services (a leading P&C wholesale
                                       broker) and Ascensus (a leading
                                       retirement plan administrator). Brian
                                       joined Crump's predecessor in 2002 as
                                       the head of the investor relations,
                                       financial planning, and strategic
                                       initiatives groups.
                                       Prior to joining Crump, Mr. Winikoff
                                       served in a variety of senior
                                       management positons at Hughes
                                       Electronics and Loudcloud, Inc., after
                                       beginning his career as an investment
                                       banker with Salomon Brothers, Inc.
-------------------------------------------------------------------------------

Andrea M. Nitzan                       Executive Director, Chief Accounting
                                       Officer (since December 2012) and
                                       Controller (since November 2014), AXA
                                       Equitable Financial Services, LLC and
                                       AXA Equitable; prior thereto, Senior
                                       Vice President (May 2008 to December
                                       2012); Assistant Vice President and
                                       Chief of Staff (1996 to May 2008).
                                       Executive Vice President, Chief
                                       Accounting Officer and Controller
                                       (since November 2014), AXA Financial
                                       and MONY America (since September
                                       2011). Executive Vice President
                                       andChief Accounting Officer, MONY Life
                                       (September 2011 to September 2013).
-------------------------------------------------------------------------------

Dave S. Hattem                         Senior Executive Director and General
                                       Counsel (December 2012 to present);
                                       prior thereto, Senior Vice President
                                       (September 1999 to December 2012) and
                                       General Counsel (February 2010 to
                                       present) of AXA Equitable and AXA
                                       Equitable Financial Services, LLC;
                                       prior thereto, Senior Vice President
                                       (September 1999 to present) and Deputy
                                       General Counsel (May 2004 to February
                                       2010), Associate General Counsel
                                       (September 1999 to May 2004). Senior
                                       Executive Vice President (since May
                                       2013) and General Counsel (since May
                                       2010), AXA Financial, Inc.; prior
                                       thereto, Executive Vice President May
                                       2012 to May 2013) and General Counsel
                                       (since May 2010); Senior Vice President
                                       (September 2008 to May 2012) and
                                       General Counsel (May 2010 to present);
                                       Senior Vice President and Deputy
                                       General Counsel (September 2008 to May
                                       2010). Senior Executive Director (since
                                       December 2012) and General Counsel
                                       (since February 2010), MONY America;
                                       prior thereto, Executive Vice President
                                       (May 2012 to December 2012) and General
                                       Counsel (since February 2010).
                                       Executive Senior Vice President and
                                       Deputy General Counsel of MONY Life
                                       (December 2012 to September 2013; held
                                       previous positions). Executive Vice
                                       President (since July 2012) and General
                                       Counsel (since December 2010), AXA
                                       Equitable Life and Annuity Company.
                                       Executive Vice President (since June
                                       2012) and General Counsel (since
                                       December 2010), MONY Financial
                                       Services, Inc.
-------------------------------------------------------------------------------

Karen Field Hazin                      Lead Director (since December 2012),
                                       Secretary (since June 2005) and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Financial
                                       Services, LLC and AXA Equitable; prior
                                       thereto, Vice President, Secretary and
                                       Associate General Counsel (June 2005 to
                                       December 2012), Counsel (April 2005 to
                                       June 2005), Assistant Vice President
                                       and Counsel (December 2001 to June
                                       2003), Counsel (December 1996 to
                                       December 2001). Vice President,
                                       Secretary and Associate General
                                       Counsel, MONY America (since June
                                       2005). Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice
                                       President and Secretary (since
                                       September 2005), AXA America Holdings,
                                       Inc. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Life and Annuity
                                       Company. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Distribution Holding
                                       Corporation. Vice President, Secretary
                                       and Associate General Counsel, MONY
                                       Life (June 2005 to September 2013).
-------------------------------------------------------------------------------

                                  Appendix A

-------------------------------------------------------------------------------
                                       Business Experience Within Past Five
 Name and Principal Business Address   Years
-------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President and Auditor
                                       (since September 2016); prior thereto,
                                       Senior Vice President, Chief Compliance
                                       Officer (February 2005 to September
                                       2016) and Deputy General Counsel
                                       (February 2010 to September 2016) of
                                       MONY America. Managing Director and
                                       Chief Auditor (since September 2016);
                                       prior thereto, Managing Director, Chief
                                       Compliance Officer and Deputy General
                                       Counsel (December 2012 to September
                                       2016), AXA Equitable and AXA Equitable
                                       Financial Services, LLC; prior thereto,
                                       Senior Vice President (February 2005 to
                                       September 2016). Chief Compliance
                                       Officer (February 2005 to September
                                       2016) and Deputy General Counsel
                                       (February 2010 to September 2016);
                                       prior thereto, Senior Vice President,
                                       Chief Compliance Officer and Associate
                                       General Counsel (February 2005 to
                                       February 2010). Senior Vice President,
                                       Chief Compliance Officer and Deputy
                                       General Counsel, AXA Financial (since
                                       May 2010). Vice President, Deputy
                                       General Counsel and Chief Litigation
                                       Counsel (2000 to February 2005) of The
                                       MONY Group, Inc.; prior thereto, Vice
                                       President and Chief Litigation Counsel
                                       (1990 to 2000). Senior Vice President,
                                       Chief Compliance Officer (February 2005
                                       to September 2013) and Deputy General
                                       Counsel (February 2010 to September
                                       2013) of MONY Life.
-------------------------------------------------------------------------------

Anders B. Malmstrom                    Senior Executive Vice President and
                                       Chief Financial Officer (since June
                                       2012), AXA Financial, Inc. and MONY
                                       America. Senior Executive Director and
                                       Chief Financial Officer, AXA Equitable
                                       (since December 2012); prior thereto,
                                       Senior Executive Vice President and
                                       Chief Financial Officer (June 2012 to
                                       December 2012). Director (since July
                                       2012), Senior Executive Director and
                                       Chief Financial Officer (since June
                                       2012), AXA Equitable Financial
                                       Services, LLC. Director (since July
                                       2012), 1740 Advisers, Inc. Director,
                                       Chairman of the Board, President and
                                       Chief Executive Officer (since July
                                       2012), ACMC, LLC. Director (July 2012),
                                       AXA Advisors, LLC. Director and Senior
                                       Executive Vice President (since July
                                       2012), AXA America Holdings, Inc.
                                       Director and Chairman of the Board;
                                       Member of the Audit Committee (since
                                       July 2012), AXA Corporate Solutions
                                       Life Reinsurance Company. Director,
                                       Chairman of the Board and Chief
                                       Executive Officer (since July 2012),
                                       AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman
                                       of the Board (since August 2012);
                                       Member of the Audit Committee
                                       (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and
                                       Chairman of the Board (since July
                                       2012), AXA RE Arizona Company.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer (since July
                                       2012), Financial Marketing Agency, Inc.
                                       Director (since July 2012), Chairman of
                                       the Board, President and Chief
                                       Executive Officer (since August 2012),
                                       MONY Financial Services, Inc. Director
                                       (since July 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director (since July 2012), MONY
                                       International Holdings, LLC. Director
                                       (since December 2013), 1740 Advisors,
                                       Inc. Director (since September 2012),
                                       MONY Life Insurance Company of the
                                       Americas, Ltd. Director and Chairman of
                                       the Board; Member of the Audit
                                       Committee (Chairman) (since July 2012),
                                       U.S. Financial Life Insurance Company.
                                       Senior Executive Vice President and
                                       Chief Financial Officer, MONY Life
                                       (June 2012 to September 2013). Director
                                       and Chairman of the Board, CS Life Re
                                       Company (since November 2014).
                                       Director, AXA Strategic Ventures US,
                                       LLC (December 2014 to July 2016).
-------------------------------------------------------------------------------

Joshua E. Braverman                    Senior Executive Director and Treasurer
                                       (since December 2012), AXA Equitable
                                       and AXA Equitable Financial Services;
                                       prior thereto, Executive Vice President
                                       and Treasurer (September 2012 to
                                       December 2012), Senior Vice President,
                                       Head of Derivatives (September 2009 to
                                       September 2012). Senior Executive Vice
                                       President (since May 2013) and
                                       Treasurer (since September 2012), AXA
                                       Financial, Inc. and MONY America; prior
                                       thereto, Executive Vice President and
                                       Treasurer (September 2012 to May 2013).
                                       Executive Vice President and Treasurer,
                                       MONY Life (September 2012 to September
                                       2013). Director, Executive Vice
                                       President, Chief Financial Officer and
                                       Treasurer and Member of the Audit
                                       Committee (since September 2012), AXA
                                       Equitable Life and Annuity Company.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       and Member of the Audit Committee
                                       (since September 2012), U.S. Financial
                                       Life Insurance Company. Director,
                                       President, Chief Executive Officer and
                                       Chief Investment Officer and Chairman
                                       of the Audit Committee (since September
                                       2012), AXA Corporate Solutions Life
                                       Reinsurance Company. Director and
                                       Chairman (since September 2012),
                                       Equitable Casualty Insurance Company.
                                       Director, President and Chief Executive
                                       Officer (since September 2012), AXA
                                       RE Arizona Company. Executive Vice
                                       President and Treasurer (since
                                       September 2012), AXA America Holdings,
                                       Inc. Director, President and Chief
                                       Financial Officer (since September
                                       2012), AXA Distribution Holding
                                       Corporation. Director and President,
                                       MONY Life Insurance Company of the
                                       Americas Limited (since September
                                       2012). Director, President and
                                       Treasurer (since September 2012), MONY
                                       International Holdings, LLC. Director,
                                       President and Treasurer (since
                                       September 2012), MBT, Ltd. Director,
                                       Chairman, President and Treasurer
                                       (since September 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       (since September 2012), MONY Financial
                                       Services, Inc. Executive Vice President
                                       and Treasurer (since September 2012),
                                       1740 Advisors, Inc. Director,
                                       President, Chief Executive Officer and
                                       Chief Financial Officer, CS Life Re
                                       Company (since November 2014). Senior
                                       Executive Vice President and Treasurer,
                                       AXA Strategic Ventures US, LLC
                                       (December 2014 to July 2016).
-------------------------------------------------------------------------------

                                  Appendix A

-------------------------------------------------------------------------------
                                       Business Experience Within Past Five
 Name and Principal Business Address   Years
-------------------------------------------------------------------------------
Michael B. Healy                       Currently Senior Executive Director and
                                       Chief Information Officer since
                                       February 2017, AXA Equitable and AXA
                                       Equitable Financial Services; prior
                                       thereto, Executive Director (December
                                       2012 to February 2017) and Chief
                                       Information Officer (since May 2011),;,
                                       Executive Vice President (May 2011 to
                                       December 2012) and Chief Information
                                       Officer (since May 2011); Senior Vice
                                       President and Chief Information Officer
                                       (September 2010 to May 2011); Senior
                                       Vice President (September 2009 to
                                       November 2010). Currently, Senior
                                       Executive Vice President and Chief
                                       Information Officer (since February
                                       2017), AXA Financial and MONY America;
                                       prior thereto, Executive Vice President
                                       and Chief Information Officer (May 2011
                                       to February 2017), AXA Financial and
                                       MONY America; prior thereto, Senior
                                       Vice President and Chief Information
                                       Officer (November 2010 to May 2011);
                                       Senior Vice President (September 2009
                                       to November 2010). Executive Vice
                                       President and Chief Information Officer
                                       (May 2011 to September 2013), MONY
                                       Life; prior thereto, Senior Vice
                                       President and Chief Information Officer
                                       (November 2010 to May 2011); Senior
                                       Vice President (September 2009 to
                                       November 2010).
-------------------------------------------------------------------------------

Keith E. Floman                        Managing Director and Chief Actuary,
                                       AXA Equitable and AXA Equitable
                                       Financial Services (since December
                                       2012); prior thereto, Senior Vice
                                       President and Actuary (November 2008 to
                                       December 2012), Vice President and
                                       Senior Actuary (August 2006 to November
                                       2008). Senior Vice President and
                                       Actuary, MONY America (since November
                                       2008); prior thereto, Vice President
                                       and Senior Actuary (August 2006 to
                                       November 2008). Senior Vice President
                                       and Actuary, MONY Life (November 2008
                                       to September 2013); prior thereto, Vice
                                       President and Senior Actuary (August
                                       2006 to November 2008). Senior Vice
                                       President and Actuary, AXA Equitable
                                       Life and Annuity Company (since
                                       December 2008). Senior Vice President
                                       and Actuary (since January 2009) and
                                       Appointed Actuary (since May 2008),
                                       U.S. Financial Life Insurance Company.
                                       Senior Vice President, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since July 2007). Director, Executive
                                       Vice President and Chief Financial
                                       Officer, AXA RE Arizona Company (since
                                       May 2013). Director, Financial
                                       Marketing Agency, Inc. (since May 2013).
-------------------------------------------------------------------------------

Kevin Molloy                           Senior Executive Vice President, AXA
                                       Financial and MONY America (since May
                                       2013). Senior Executive Director, AXA
                                       Equitable and AXA Equitable Financial
                                       Services (since May 2013). Director and
                                       Vice Chairman of the Board, AXA
                                       Advisors, LLC (since September 2013).
                                       Director, AXA Network, LLC (since
                                       October 2013). Director and Member of
                                       Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since March 2011). Senior Vice
                                       President, Business Support and
                                       Development, AXA (June 2010 to May
                                       2013). Vice President of Distribution
                                       Finance (April 2007 to June 2010), Vice
                                       President and head of North American
                                       Investor Relations (November 2003 to
                                       April 2007), Director of Corporate
                                       Finance (1999 to November 2003), AXA
                                       Equitable.
-------------------------------------------------------------------------------

Jurgen Schwering                       Senior Vice President and Chief Risk
                                       Officer, AXA Financial, Inc. and MONY
                                       America (since November 2015); prior
                                       thereto, Senior Executive Vice
                                       President and Chief Risk Officer
                                       (February 2014 to November 2015).
                                       Managing Director and Chief Risk
                                       Officer, AXA Equitable and AXA
                                       Equitable Financial Services (since
                                       November 2015); prior thereto, Senior
                                       Executive Director and Chief Risk
                                       Officer (February 2014 to November
                                       2015). Member of the Board and Head of
                                       the Health Insurance, AXA Konzern AG
                                       (October 2012 to February 2014); prior
                                       thereto, Member of the Board and Chief
                                       Investment Officer (January 2007 to
                                       October 2012); Chief Investment Officer
                                       (March 2004 to December 2006). Head of
                                       Investment Strategy (March 2000 to
                                       March 2004, Allianz
                                       Lebensversicherungs-AG; prior thereto,
                                       Executive Assistant for the Chief
                                       Financial Officer (September 1997 to
                                       March 2000).
-------------------------------------------------------------------------------

                                  Appendix A

Appendix B

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.
DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/
-------------------------------------------------------------------------------------------
This supplement updates
The prospectuses dated:                  which relate to our:
-------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1,
1997 through May 1, 2002; and
October 18, 1999, as previously
supplemented on May 1, 1998 through
May 1, 2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements), May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1,
2005; June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (3
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013; August 21, 2013;
November 12, 2013; February 19, 2014;
August 18, 2014; February 26, 2015;
November 15, 2016                        IL Protector(R) Policies

December 19, 1994; May 1, 1995 through
May 1, 2000; September 15,
1995; January 1, 1997; and October 18,
1999 as previously supplemented on
May 1, 1996 through May 1,
2002; May 12, 2000; June 23,
2000; September 1, 2000; February 9,
2001; September 4, 2001; December 1,
2001/(2) /; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003, November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (3 supplements);
June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (4
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013; August 21, 2013;
November 12, 2013; February 19, 2014;
August 18, 2014; February 26, 2015;
November 15, 2016                        Incentive Life Plus(R) Policies

November 27, 1991 and May 1, 1993
through May 1, 2000 and October 18,
1999, as previously supplemented on
May 1, 1994 through May 1,
2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements); May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1, 2005;
(2 supplements); June 10,
2005; June 25, 2005; August 31,
2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1,
2007; August 24, 2007; September 24,
2007; October 19, 2007; February 23,
2008; May 1, 2008; July 21,
2008; August 15, 2008 (3 supplements);
December 1, 2008; January 15,
2009; February 23, 2009, August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010; May 1, 2010; June 14,
2010; August 25, 2010; February 11,
2011; August 25, 2011; February 6,
2012, June 20; 2012; July 31, 2012;
August 30, 2012; February 15, 2013;
August 21, 2013; November 12, 2013;
February 19, 2014; August 18, 2014;
February 26, 2015; November 15, 2016     Incentive Life(R) 2000 and Champion 2000 Policies
-------------------------------------------------------------------------------------------

                                  Appendix B

----------------------------------------------------------------------------------------------------
This supplement updates
The prospectuses dated:                  which relate to our:
----------------------------------------------------------------------------------------------------

August 29, 1989; February 27,
1991; May 1, 1990, May 1, 1993-May 1,
2000; and October 18, 1999, as
previously supplemented on May 1, 1994
- May 1, 2002; May 12, 2000; June 23,
2000; September 1, 2000; December 29,
2000; January 17, 2001; February 9,
2001; September 4, 2001; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003; November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (2 supplements);
June 10, 2005; June 25,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008 (Incentive
Life(R) Policies only); May 1,
2008; July 21, 2008 (Incentive Life(R)
Policies only); August 15, 2008 (3
Incentive Life(R) Policies
Supplements); August 15, 2008 (2
Special Offer Policies Supplements);
December 1, 2008; January 15,
2009; February 23, 2009 (Incentive
Life(R) Policies only), August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010 (Incentive Life(R) Policies only);
May 1, 2010 (Incentive Life(R) Policies
only); June 14, 2010; August 25, 2010
(Incentive Life(R) Policies only);
February 11, 2011 (Incentive Life(R)
Policies only); August 25, 2011
(Incentive Life(R) Policies only);
February 6, 2012; June 20, 2012; July
31, 2012; February 15, 2013 (All
Policies except Special Offer
Policies); August 30, 2012 (All
Policies); August 21, 2013; November
12, 2013; February 19, 2014; August 18,
2014 (All policies); February 10, 2015
(Incentive Life(R) Policies only);
February 26, 2015 (All policies);
November 15, 2016 (All policies)         Incentive Life(R) Policies and Special Offer Policies/(2)/
----------------------------------------------------------------------------------------------------

(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

                                  Appendix B

                                    PART II

                  REPRESENTATION REGARDING REASONABLENESS OF
                       AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

The Supplement (in-force) dated May 1, 2017, supplemented December 21, 2017, consisting of 262 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

The signatures.

Written Consent of the following:

   Opinion and consent of counsel (See exhibit 2(a)(i))

   Consent of PricewaterhouseCoopers LLP (See exhibit 6)

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

     1-A(1)(a)       Certified resolutions re Authority to Market Variable Life
                     Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

     1-A(2)          Inapplicable.

     1-A(3)(a)       See Exhibit 1-A(8).

     1-A(3)(b)       Broker-Dealer and General Agent Sales Agreement,
                     previously filed with this Registration Statement File No.
                     333-17671 on December 11, 1996.

     1-A(3)(c)       See Exhibit 1-A(8)(i).

     1-A(4)          Inapplicable.

     1-A(5)(a)       Modified Premium Variable Whole Life Insurance Policy
                     (90-400), previously filed with this Registration
                     Statement File No. 333-17671 on December 11, 1996.

     1-A(5)(b)       Name Change Endorsement (S.97-1), previously filed with
                     this Registration Statement File No. 333-17671 on December
                     11, 1996.

    +1-A(5)(c)       Accidental Death Benefit Rider (R90-209), previously filed with this Registration Statement File No. 333-17671 on
                     December 11, 1996.

    +1-A(5)(d)       Term Insurance Rider on Additional Insured (R90-210),
                     previously filed with this Registration Statement File No.
                     333-17671 on December 11, 1996.

    +1-A(5)(e)       Children's Term Insurance Rider (R90-211), previously
                     filed with this Registration Statement File No. 333-17671 on December 11, 1996.

    +1-A(5)(f)       Disability Premium Waiver Rider (R90-213), previously
                     filed with this Registration Statement File No. 333-17671 on December 11, 1996.

    +1-A(5)(g)       Substitution of Insured Rider (R90-214), previously filed
                     with this Registration Statement File No. 333-17671 on
                     December 11, 1996.

    +1-A(5)(h)       Term Insurance Rider on Insured (R90-215), previously
                     filed with this Registration Statement File No. 333-17671 on December 11, 1996.

     1-A(5)(i)       Limitation on Amount of Insurance Rider (R90-211NY),
                     previously filed with this Registration Statement File No.
                     333-17671 on December 11, 1996.

     1-A(5)(j)       Accelerated Death Benefit Rider, previously filed with
                     this Registration Statement File No. 333-17671 on December
                     11, 1996.

     1-A(5)(k)       Free Look Rider, previously filed with this Registration
                     Statement File No. 333-17671 on December 11, 1996.

     1-A(6)(a)       Restated Charter of AXA Equitable, as amended August 31,
                     2010, incorporated herein by reference to Registration
                     Statement on Form N-4, (File No. 333-05593), filed on
                     April 24, 2012.

     1-A(6)(b)       By-Laws of AXA Equitable, as amended September 7, 2004,
                     incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

     1-A(7)          Inapplicable.

     1-A(8) Distribution and Servicing Agreement dated as of May 1, 1994, among Equico Securities Inc. (now AXA Advisors,
                     LLC), Equitable and Equitable Variable previously filed with this Registration Statement (File No. 333-17671) on December 11, 1996.

--------
+ State variations not included.

     1-A(8)(i)       Schedule of Commissions, previously filed with this
                     Registration Statement (File No. 333-17671) on December
                     11, 1996.

     1-A(9)(a)       Agreement and Plan of Merger of Equitable Variable with
                     and into Equitable dated September 19, 1996, previously filed with this Registration Statement (File No.
                     333-17671) on December 11, 1996.

     1-A(9)(b)       Amended and Restated Participation Agreement dated
                     July 15, 2002 among EQ Advisors Trust, AXA Equitable Life
                     Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors is incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A
                     (File No. 333-17217 and 811-07953), filed on February 7,
                     2003.

     1-A(9)(b)(i)    Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on February 10, 2004.

     1-A(9)(b)(ii)   Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on October 15, 2004.

     1-A(9)(b)(iii)  Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

     1-A(9)(b)(iv)   Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on April 7, 2005.

     1-A(9)(b)(v)    Amendment No. 5, dated September 30, 2005, to the Amended
                     and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors, LLC and AXA
                     Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No.
                     44 To the EQ Advisor's Trust Registration Statement (File
                     No. 333-17217) on Form N-1A filed on April 5, 2006.

     1-A(9)(b)(vi)   Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on February 2, 2007.

     1-A(9)(b)(vii)  Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

     1-A(9)(b)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

     1-A(9)(b)(ix)   Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on February 13, 2009.

     1-A(9)(b)(x)    Amendment No. 10, dated January 1, 2009, to the Amended
                     and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors, LLC and AXA
                     Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No.
                     64 To the EQ Advisor's Trust Registration Statement (File
                     No. 333-17217) on Form N-1A filed on March 16, 2009.

     1-A(9)(b)(xi)   Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on April 15, 2009.

     1-A(9)(b)(xii)  Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

     1-A(9)(b)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

     1-A(9)(b)(xiv)  Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

     1-A(9)(b)(xv)   Amendment No. 15, dated June 7, 2011, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 to the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on August 17, 2011.

     1-A(9)(b)(xvi)  Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated
                     July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

     2-A(9)(b)       Second Amended and Restated Participation Agreement among
                     the Trust, AXA Equitable, FMG LLC and AXA Distributors,
                     LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A
                     (File No. 333-17217) filed on July 22, 2013.

     2-A(9)(b)(i)    Amendment No. 1 dated as of June 4, 2013 to the Second
                     Amended and Restated Participation Agreement among the
                     Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ
                     Advisors Trust Registration Statement on Form N-1A (File
                     No. 333-17217) filed on October 1, 2013.

     2-A(9)(b)(ii)   Amendment No. 2 dated as of October 21, 2013 to the Second
                     Amended and Restated Participation Agreement among the
                     Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ
                     Advisors Trust Registration Statement on Form N-1A (File
                     No. 333-17217) filed on October 1, 2013.

     2-A(9)(b)(iii)  Amendment No. 3, dated as of April 4, 2014 ("Amendment
                     No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

     2-A(9)(b)(iv)   Amendment No. 4, dated as of June 1, 2014 ("Amendment
                     No. 4"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217) filed on April 30, 2014.

     2-A(9)(b)(v)    Amendment No. 5, dated as of July 16, 2014 ("Amendment
                     No. 5"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217) filed on February 5, 2015.

     2-A(9)(b)(vi)   Amendment No. 6, dated as of April 30, 2015 ("Amendment
                     No. 6"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217) filed on April 16, 2015.

     2-A(9)(b)(vii)  Amendment No. 7, dated as of December 21, 2015 ("Amendment
                     No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

     2-A(9)(b)(viii) Amendment No. 8, dated as of December 9, 2016 ("Amendment
                     No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

     1-A(9)(c)       Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No.
                     333-70754) on Form N-1A filed on December 10, 2001.

     1-A(9)(c)(i)    Amendment No. 1, dated as of August 1, 2003 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier
                     VIP Trust Registration Statement (File No. 333-70754) on
                     Form N-1A filed on February 25, 2004.

     1-A(9)(c)(ii)   Amendment No. 2, dated as of May 1, 2006 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA
                     Premier VIP Trust Registration Statement (File No.
                     333-70754) on Form N-1A filed on June 1, 2006.

     1-A(9)(c)(iii)  Amendment No. 3, dated as of May 25, 2007 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

     2-A(9)(c)       Amended and Restated Participation Agreement among the
                     Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                     LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

     2-A(9)(c)(i)    Amendment No. 1 dated as of October 21, 2013, to the
                     Amended and Restated Participation Agreement among the
                     Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                     LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2,
                     2013.

     2-A(9)(c)(ii)   Amendment No. 2, dated as of April 18, 2014 ("Amendment
                     No. 2") to the Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement") by and among AXA Premier VIP Trust
                     ("Trust"), AXA Equitable Life Insurance Company, AXA
                     Equitable Funds Management Group, LLC and AXA
                     Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust
                     Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

     2-A(9)(c)(iii)  Amendment No. 3, dated as of July 8, 2014 ("Amendment No.
                     3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

     2-A(9)(c)(iv)   Amendment No. 4, dated as of December 10, 2014 ("Amendment
                     No. 4"), to the Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among AXA Premier VIP Trust
                     ("Trust"), AXA Equitable Life Insurance Company, AXA
                     Equitable Funds Management Group, LLC and AXA
                     Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust
                     Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

     2-A(9)(c)(v)    Amendment No. 5, dated as of September 26, 2015
                     ("Amendment No. 5"), to the Amended and Restated
                     Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust
                     ("Trust"), AXA Equitable Life Insurance Company, AXA
                     Equitable Funds Management Group, LLC and AXA
                     Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust
                     Registration Statement on Form 485 (b) (File No.
                     333-70754) filed on April 26, 2016.

     1-A(9)(d)       Participation Agreement by and Among AIM Variable
                     Insurance Funds, A I M Distributors, Inc., AXA Equitable
                     Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA
                     Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File
                     No. 333-160951) filed on November 16, 2009.

     1-A(9)(d)(i)    Amendment No. 1 effective October 15, 2009 among AIM
                     Variable Insurance Funds, AIM Distributors, Inc., AXA
                     Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors,
                     LLC, incorporated herein by reference to Registration
                     Statement on Form N-4 (File No. 2-30070) filed on April
                     24, 2012.

     1-A(9)(d)(ii)   Amendment No. 2, dated as of April 19, 2010, to the
                     Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim
                     Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

     1-A(9)(d)(iii)  Amendment No. 3, dated as of April 19, 2010, to the
                     Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

     1-A(9)(d)(iv)   Amendment No. 4, effective May 1, 2012, to the
                     Participation Agreement dated July 1, 2005, among AIM
                     Variable Insurance Funds, Invesco Distributors, Inc., AXA
                     Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No.
                     333-178750) filed on April 25, 2012.

     1-A(9)(d)(v)    Amendment No. 5, dated as of October 1, 2014, to the
                     Participation Agreement dated July 1, 2005, by and among
                     AIM Variable Insurance Funds Invesco Distributors, Inc.,
                     AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA
                     Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

     1-A(9)(e)       Fund Participation Agreement dated October 15, 2009 among
                     AXA Equitable Life Insurance Company, American Century
                     Investment Management, Inc., and American Century
                     Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File
                     No. 333-153809) filed on July 8, 2011.

     1-A(9)(f)       Amended and Restated Participation Agreement dated
                     April 16, 2010 among Variable Insurance Products Funds,
                     Fidelity Distributors Corporation, and AXA Life Insurance
                     Company, incorporated by reference to the Registration
                     Statement on Form N-4 (File No. 2-30070) filed on
                     April 24, 2012.

     1-A(9)(g)       Participation Agreement as of July 1, 2005 Franklin
                     Templeton Variable Insurance Products Trust,
                     Franklin/Templeton Distributors, Inc., AXA Equitable Life
                     Insurance Company, AXA Advisors, LLC, and AXA
                     Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     1-A(9)(g)(i)    Amendment No. 3 effective as of May 1, 2010 to
                     Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust,
                     Franklin/Templeton Distributors, Inc., AXA Equitable Life
                     Insurance Company, AXA Advisors LLC and AXA Distributors,
                     LLC, incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-130988) filed on
                     April 24, 2012.

     1-A(9)(h)       Fund Participation Agreement dated October 20, 2009 among
                     AXA Equitable Life Insurance Company, Goldman Sachs
                     Variable Insurance Trust, Goldman Sachs Asset Management,
                     L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750) filed on
                     December 23, 2011.

     1-A(9)(i)       Fund Participation Agreement dated October 23, 2009 among
                     AXA Equitable Life Insurance Company, Ivy Funds Variable
                     Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750) filed on
                     December 23, 2011.

     1-A(9)(i)(i)    Amendment No. 1 dated April 1, 2010 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed,
                     Inc., Ivy Funds Variable Insurance Portfolios and AXA
                     Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No.
                     2-30070) filed on April 18, 2017.

     1-A(9)(i)(ii)   Amendment No. 2 dated May 1, 2012 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed,
                     Inc., Ivy Funds Variable Insurance Portfolios, MONY Life
                     Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

     1-A(9)(i)(iii)  Amendment No. 3 dated September 5, 2013 to the
                     Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

     1-A(9)(i)(iv)   Amendment No. 4 dated October 14, 2013 to the
                     Participation Agreement dated October 23, 2009 among
                     Waddell & Reed, Inc., Ivy Funds Variable Insurance
                     Portfolios, AXA Equitable Life Insurance Company and MONY
                     Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No.
                     2-30070) filed on April 18, 2017.

     1-A(9)(i)(v)    Amendment No. 5 dated October 1, 2016 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed,
                     Inc., Ivy Funds Variable Insurance Portfolios, AXA
                     Equitable Life Insurance Company and MONY Life Insurance
                     Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

     1-A(9)(j)       Fund Participation Agreement dated October 20, 2009 among
                     AXA Equitable Life Insurance Company, Lazard Retirement
                     Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750) filed on
                     December 23, 2011.

     1-A(9)(k)       Participation Agreement among MFS Variable Insurance
                     Trust, Equitable Life Assurance Society of the United
                     States, and Massachusetts Financial Service Company, dated
                     July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     1-A(9)(l)       Participation Agreement among T.Rowe Price Equity Series,
                     Inc., T.Rowe Price Investment Services, Inc. and AXA
                     Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     1-A(9)(m)       Participation Agreement among MONY Life Insurance Company,
                     PIMCO Variable Insurance Trust and PIMCO Funds
                     Distributions LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form
                     N-4 (File No. 333-160951) filed on November 16, 2009.

     1-A(9)(m)(i)    Third Amendment dated October 20, 2009, to the
                     Participation Agreement, (the "Agreement") dated December
                     1, 2001 by and among MONY Life Insurance Company, PIMCO
                     Variable Insurance Trust, and PIMCO Funds Distributions
                     LLC (collectively, the "Parties") adding AXA Equitable
                     Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form
                     N-4 (File No. 333-178750) filed on December 23, 2011.

     1-A(9)(n)       Participation Agreement among Van Eck Worldwide Insurance
                     Trust, Van Eck Securities Corporation, Van Eck Associates
                     Corporation and MONY Life Insurance Company, dated August
                     7, 2000, incorporated by reference to the Registration
                     Statement on Form N-4 (File No. 333-160951) filed on
                     November 16, 2009.

     1-A(9)(n)(i)    Amendment No. 1, dated October 13, 2009, to the
                     Participation Agreement, (the "Agreement") dated August 7,
                     2000 by and among MONY Life Insurance Company, Van Eck
                     Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the
                     "Parties") adding AXA Equitable Insurance Company as a
                     Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No.
                     333-178750) filed on December 23, 2011.

     1-A(9)(n)(ii)   Participation Agreement dated October 1, 2013 among Van
                     Eck Securities Corporation, Van Eck Associates
                     Corporation, Van Eck VIP Trust and AXA Equitable Life
                     Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

     1-A(9)(n)(iii)  Amendment No. 1 dated October 28, 2016 to the
                     Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

     1-A(9)(o)       Participation and Service Agreement among AXA Equitable
                     Life Insurance Company and American Funds Distributors,
                     Inc., American Funds Service Company, Capital Research and
                     Management Company and the American Funds Insurance Series
                     (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

     1-A(10) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

     1-A(10)(i)      First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable
                     Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-127445) filed on
                     August 11, 2005.

     1-A(10)(ii)     Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     AXA Equitable Life Insurance Company and AXA Distributors
                     LLC incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-05593) filed on
                     April 24, 2012.

     1-A(10)(iii)    Third Amendment dated as of November 1, 2014 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     AXA Equitable Life Insurance Company and AXA Distributors,
                     LLC, incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 2-30070) filed on
                     April 19, 2016.

     1-A(10)(a)      Distribution Agreement dated January 1, 2000 for services
                     by The Equitable Life Assurance Society of the United
                     States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement, (File No.
                     333-17671), on April 19, 2001.

     1-A(10)(b)      Transition Agreement dated January 1, 2000 for services by
                     AXA Network, LLC
                     and its subsidiaries to The Equitable Life Assurance
                     Society of the United States previously filed with this Registration Statement, (File No. 333-17671), on April 19,
                     2001.

     1-A(10)(c)      General Agent Sales Agreement dated January 1, 2000
                     between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

     1-A(10)(c)(i)   First Amendment dated as of January 1, 2003 to General
                     Agent Sales Agreement dated January 1, 2000 between The
                     Equitable Life Assurance Society of the United States and
                     AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

     1-A(10)(c)(ii)  Second Amendment dated as of January 1, 2004 to General
                     Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

     1-A(10)(c)(iii) Third Amendment dated as of July 19, 2004 to General Agent
                     Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

     1-A(10)(c)(iv)  Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333- 127445), filed on August 11, 2005.

     1-A(10)(c)(v)   Fifth Amendment dated as of November 1, 2006, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

     1-A(10)(c)(vi)  Sixth Amendment dated as of February 15, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

     1-A(10)(c)(vii) Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(r), filed on April 20, 2009.

     1-A(10)(c)(viii)Eighth Amendment dated as of November 1, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

     1-A(10)(c)(ix)  Ninth Amendment dated as of November 1, 2011 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

     1-A(10)(c)(x)   Tenth Amendment dated as of November 1, 2013, to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16,
                     2014.

     1-A(10)(c)(xi)  Eleventh Amendment dated as of November 1, 2013, to
                     General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

     1-A(10)(c)(xii) Twelfth Amendment dated as of November 1, 2013, to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

     1-A(10)(c)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                     General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

     1-A(10)(c)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on
                     April 19, 2016.

     1-A(10)(c)(xv)  Sixteenth Amendment dated May 1, 2016 to the General Agent
                     Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

     1-A(10)(d)      Form of Application for Life Insurance (Form AMIGV-2005),
                     incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     1-A(10)(e)      Application EV4-200X, previously filed with this
                     Registration Statement File No. 333-17671 on December 11,
                     1996.

     1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

Other Exhibits:

     2 Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

     3               Inapplicable.

     4               Inapplicable.

     6               Consent of PricewaterhouseCoopers LLP, filed herewith.

     7               Powers of Attorney, filed herewith.

     8 Description of Equitable's Issuance, Transfer and Redemption Procedures for Modified Premium Variable Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333- 17671 on December 11, 1996.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 21st day of December, 2017.

                                SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
                                INSURANCE COMPANY (REGISTRANT)

                                By: AXA EQUITABLE LIFE INSURANCE COMPANY,
                                                   (DEPOSITOR)

                                By: /s/ Shane Daly
                                    ------------------------------------------
                                    (Shane Daly)
                                    Vice President and Associate General
                                    Counsel

Attest:  /s/ Shane Daly
         ---------------------------------
             Shane Daly, Attorney-in-Fact
             Pursuant to Power of Attorney
             December 21, 2017

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 21st day of December, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram Scott
Kristi A. Matus              Thomas Buberl
Ramon de Oliveira            George Stansfield
                             Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
         Shane Daly
         Attorney-in-Fact

December 21, 2017

                                 EXHIBIT INDEX

EXHIBIT NO.                                                         TAG VALUE
-----------                                                         ---------

    2        Opinion and Consent of Shane Daly                      EX-99.2

    6        Consent of PricewaterhouseCoopers LLP                  EX-99.6

    7        Powers of Attorney                                     EX-99.7